                                       [LOGO]

Annual Report

WELLS FARGO
LIFEPATH-Registered Trademark- FUNDS

February 28, 2001

[GRAPHIC]

LIFEPATH OPPORTUNITY FUND
LIFEPATH 2010-Registered Trademark- FUND
LIFEPATH 2020-Registered Trademark- FUND
LIFEPATH 2030-Registered Trademark- FUND
LIFEPATH 2040-Registered Trademark- FUND

                                                                  LIFEPATH FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS.........................................................1
---------------------------------------------------------------------

PERFORMANCE AT A GLANCE
---------------------------------------------------------------------

  PORTFOLIO REVIEW.............................................................2

  PERFORMANCE HIGHLIGHTS.......................................................2

  STRATEGIC OUTLOOK............................................................2

LIFEPATH FUNDS
---------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES.........................................8

  STATEMENTS OF OPERATIONS.....................................................9

  STATEMENTS OF CHANGES IN NET ASSETS.........................................10

  FINANCIAL HIGHLIGHTS........................................................12

NOTES TO FINANCIAL STATEMENTS
---------------------------------------------------------------------

  SIGNIFICANT ACCOUNTING POLICIES.............................................18

  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES...........................19

  CAPITAL SHARE TRANSACTIONS..................................................19

  NEW ACCOUNTING PRONOUNCEMENT................................................19

  INDEPENDENT AUDITORS' REPORT................................................21

MASTER INVESTMENT PORTFOLIO-SCHEDULES OF INVESTMENT
---------------------------------------------------------------------

  LIFEPATH INCOME MASTER PORTFOLIO............................................22

  LIFEPATH 2010 MASTER PORTFOLIO..............................................32

  LIFEPATH 2020 MASTER PORTFOLIO..............................................42

  LIFEPATH 2030 MASTER PORTFOLIO..............................................56

  LIFEPATH 2040 MASTER PORTFOLIO..............................................69

LIFEPATH MASTER PORTFOLIOS
---------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES........................................82

  STATEMENTS OF OPERATIONS....................................................83

  STATEMENTS OF CHANGES IN NET ASSETS.........................................84

NOTES TO FINANCIAL STATEMENTS
---------------------------------------------------------------------

  SIGNIFICANT ACCOUNTING POLICIES.............................................86

  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES...........................87

  INVESTMENT PORTFOLIO TRANSACTIONS...........................................88

  PORTFOLIO SECURITIES LOANED.................................................88

  FINANCIAL HIGHLIGHTS........................................................89

  NEW ACCOUNTING PRONOUNCEMENT................................................89

  INDEPENDENT AUDITORS' REPORT................................................91

                      [This page intentionally left blank]

                                               LIFEPATH FUNDS SHAREHOLDER LETTER
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   The divergence of the stock and bond markets over the past year made a compelling case for a diversified portfolio. With a combination of stocks, bonds and cash appropriate to each of their particular investment objectives, the Wells Fargo LifePath-Registered Trademark- Funds seek to provide shareholders with an intelligent solution for diversification.
   While equities suffered significant declines from March 1, 2000, through February 28, 2001, bonds generally posted good returns. Over that period the Standard & Poor's 500 Index declined by 8.20%. The Russell 2000 Index of small company stocks faced an even larger correction, ending down 16.84%. On the other end of the performance spectrum was the Lehman Brothers Aggregate Bond Index, which rose 13.44%.
   As is often the case, some of the factors that helped drive the stock market down also helped drive the bond market up. In particular, uncertainty about the economy's direction often leads investors to seek out defensive investments such as high-quality bonds. The severe correction in the technology and telecommunications sectors drove investors toward fixed-income investments.
   In the equity market, the shift toward a more defensive stance was reflected in investors' newly found appreciation for utility, financial and value stocks in general, which all significantly outperformed growth stocks. Utility and financial sectors also benefited from the expectation that interest rates would be lowered. Soon after 2001 began, that expectation was realized when the Federal Reserve Board moved quickly and aggressively to lower interest rates. Although the move helped to support the stock market for a time, it soon succumbed to renewed worries about the outlook for corporate profits.
   The U.S. stock market's volatility during the reporting period spilled over into foreign markets. The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index declined 17.48% from March 1, 2000, through February 28, 2001. The U.S. dollar's strength versus other currencies during much of this period, created another challenge for U.S. dollar-based investors.
   The LifePath Funds, with their unique asset allocation strategy, have been designed to help you stay on course toward your long-term investment goals, even through periods of market volatility.
   If you have any questions about your investments or need further information, please contact your investment professional or call Investor Services at 1-800-222-8222. Thank you for investing with WELLS FARGO FUNDS.

  Sincerely,

    [LOGO]
    MICHAEL J. HOGAN
    PRESIDENT
    WELLS FARGO FUNDS

LIFEPATH FUNDS                                                     ANNUAL REPORT
--------------------------------------------------------------------------------

LIFEPATH-REGISTERED TRADEMARK- FUNDS
   The LifePath Funds (the Funds) are globally diversified asset allocation funds designed to maximize assets while gradually reducing the potential for investment risk over specific investment time horizons.
   Each LifePath Fund may be allocated across many asset classes, covering a variety of equity, fixed-income and cash indexes, including three indexes that offer international exposure. A proprietary investment model that examines a large amount of information, including economic trends, pricing and other financial data, determines allocations among these asset classes. The master portfolios in which the Funds invest are managed by Barclays Global Fund Advisors, a subsidiary of Barclays Global Investors, N.A., who is one of the largest providers of index products in the world.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
   The Funds invest for higher returns early on, then reallocate toward a more conservative mix of stocks, bonds and cash as their target date approaches. For example, the LifePath Opportunity Fund, a Fund suited for investors with a short-term investment horizon, completed the one-year period ended February 28, 2001, with an allocation of 18.52% stocks, 52.59% short-term bonds and 28.89% cash.
   Conversely, the LifePath 2040-Registered Trademark- Fund is suited for investors with longer time horizons. Since the Fund reaches its target date in the year 2040 and stocks historically have outperformed bonds over the long term - 85.24% of its assets were invested in stocks as of February 28, 2001. Yet by 2040, the LifePath 2040 Fund will resemble the LifePath Opportunity Fund in its portfolio composition, with adjustments reflecting market conditions at that time.

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The one-year period ended February 28, 2001, was marked by significant volatility in the equity market. Concerns about slowing economic growth and lower earnings prospects for many technology and telecommunications companies led to a sharp correction in those sectors soon after the period began. The decline helped drive investors into areas of the market traditionally regarded as defensive, such as utilities and financials. These sectors also benefited from declining interest rates, as did high-quality bonds. In an effort to stimulate the flagging economy, the Federal Reserve Board (the Fed) lowered interest rates early in 2001. The ongoing U.S. Treasury buy-back program also bolstered the price of remaining U.S. Treasuries, especially as investors sought them out for their defensive qualities. The divergent performance of the stock and bond markets underscored the advantages of diversified portfolios such as the LifePath Funds, which provide asset allocation and risk reduction strategies tailored to the needs of investors with particular time horizons.
   THE LIFEPATH OPPORTUNITY FUND posted the best performance of the LifePath Funds during the year, a reflection of its large percentage of fixed-income holdings and overall defensive positioning. Its Class A shares returned 5.79%(1), excluding sales charges.
   THE LIFEPATH 2010-REGISTERED TRADEMARK- FUND's Class A shares returned 1.41%(1), excluding sales charges, over the reporting period. The Fund's performance was enhanced by its strategy of increasing cash and bond exposure while decreasing its equity position.
   THE LIFEPATH 2020-REGISTERED TRADEMARK- FUND, with a higher percentage of bonds than the LifePath 2030 or 2040 Funds, was less affected by the downturn in the equity market over the past year. Its Class A shares returned (3.79)%(1), excluding sales charges.
   THE LIFEPATH 2030-REGISTERED TRADEMARK- FUND reflected the volatility of the stock market during the reporting period. The Fund's Class A shares returned (6.29)%(1), excluding sales charges. Although it posted a loss in absolute terms, the Fund's relative performance benefited from its decision to emphasize large-cap growth stocks over small-cap growth stocks in the equity segment of the portfolio.
   THE LIFEPATH 2040-REGISTERED TRADEMARK- FUND underperformed the other LifePath Funds during the reporting period, as would be expected given that it maintains the largest exposure to stocks. The Fund's Class A shares returned (11.09)%(1), excluding sales charges. The Fund's performance was helped, however, by its decision to decrease cash as a percentage of total assets by diverting those assets to bonds.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fed's decision to cut interest rates in early 2001 is expected to support the economy and equity market to some extent. Whether those cuts will be enough to avert a prolonged economic slowdown is still unclear. Periodic downturns in both the economy and the market are to be expected and should not deter investors from staying focused on long-term investment goals.
   The LifePath Funds help investors to stay on course through periods of uncertainty by allocating and reallocating their respective asset mixes over the life of each Fund. When the investment horizon is relatively far off, the Funds focus on investments that historically have provided higher return potential, such as U.S. and foreign stocks. As the horizon approaches, the Funds gradually reallocate their assets toward more risk averse investments such as bonds and cash. This strategic model offers investors a stable framework in which to pursue their goals, regardless of the market environment.

ANNUAL REPORT                                                     LIFEPATH FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS(1) (%) (AS OF FEBRUARY 28, 2001)
--------------------------------------------------------------------------------

                                 With Load(2)                 Without Load
                           -------------------------  -----------------------------
                                             Since                          Since
                                           Inception                      Inception
Fund Name                  1-Year  5-Year  (3/1/94)    1-Year    5-Year   (3/1/94)
LIFEPATH OPPORTUNITY - A    (0.31)  5.78       6.25      5.79      7.04       7.15

LIFEPATH OPPORTUNITY - B     0.46   6.25       6.63      5.30      6.54       6.63

LIFEPATH OPPORTUNITY - C     4.39   6.52       6.62      5.36      6.52       6.62

LIFEPATH OPPORTUNITY - I                                 5.94      7.06       7.16

LIFEPATH 2010 - A           (4.45)  8.34       9.12      1.41      9.64      10.05

LIFEPATH 2010 - B           (3.82)  8.76       9.47      0.93      9.04       9.47

LIFEPATH 2010 - C           (0.06)  9.02       9.46      0.89      9.02       9.46

LIFEPATH 2010 - I                                        1.52      9.62      10.04

LIFEPATH 2020 - A           (9.31)  9.78      10.74     (3.79)    11.09      11.68

LIFEPATH 2020 - B           (8.74) 10.25      11.11     (4.25)    10.52      11.11

LIFEPATH 2020 - C           (5.16) 10.50      11.10     (4.26)    10.50      11.10

LIFEPATH 2020 - I                                       (3.58)    11.16      11.73

LIFEPATH 2030 - A          (11.65) 11.04      12.08     (6.29)    12.36      13.03

LIFEPATH 2030 - B          (11.24) 11.46      12.42     (6.79)    11.72      12.42

LIFEPATH 2030 - C           (7.68) 11.70      12.41     (6.79)    11.70      12.41

LIFEPATH 2030 - I                                       (6.08)    12.40      13.07

LIFEPATH 2040 - A          (16.22) 11.84      13.15    (11.09)    13.17      14.11

LIFEPATH 2040 - B          (15.63) 12.27      13.48    (11.53)    12.52      13.48

LIFEPATH 2040 - C          (12.34) 12.53      13.49    (11.52)    12.53      13.49

LIFEPATH 2040 - I                                      (10.80)    13.25      14.17

IMONEYNET ALL TAXABLE
  MONEY FUND AVERAGE(3)                                  5.92      5.69

LEHMAN BROTHERS AGGREGATE
  BOND INDEX(4)                                         13.44      7.22

S&P 500 INDEX(5)                                        (8.20)    15.91

  PORTFOLIO ALLOCATION(6) (AS OF FEBRUARY 28, 2001)
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      STOCKS  BONDS  CASH

LIFEPATH OPPORTUNITY     18%    53%   29%

LIFEPATH 2010            37%    44%   19%

LIFEPATH 2020            58%    27%   15%

LIFEPATH 2030            71%    15%   14%

LIFEPATH 2040            85%     5%   10%

LIFEPATH FUNDS                                                     ANNUAL REPORT
--------------------------------------------------------------------------------

  FUND CHARACTERISTICS (AS OF FEBRUARY 28, 2001)
--------------------------------------------------------------------------------

                            LifePath     LifePath    LifePath    LifePath     LifePath
                           Opportunity     2010        2020        2030         2040
AVERAGE COUPON OF BOND
  PORTFOLIO                   5.91%       6.58%       6.41%        7.03%        7.65%

AVERAGE MATURITY OF BOND
  PORTFOLIO                 3.8 YEARS   4.2 YEARS   4.6 YEARS   12.9 YEARS   19.5 YEARS

ESTIMATED DURATION OF
  BOND PORTFOLIO            3.2 YEARS   3.4 YEARS   3.7 YEARS    7.5 YEARS   10.8 YEARS

NUMBER OF HOLDINGS             628         671         1025         944          917

  PORTFOLIO ALLOCATION BY ASSET CLASS() (AS OF FEBRUARY 28, 2001)
--------------------------------------------------------------------------------

                            LIFEPATH    LIFEPATH  LIFEPATH  LIFEPATH  LIFEPATH
ASSET CLASS                OPPORTUNITY    2010      2020      2030      2040
BILLS                           30.44%    15.70%     9.08%     5.14%     1.04%

INTERMEDIATE GOVERNMENT         49.74%    45.89%    27.04%     7.65%     0.21%

LONG GOVERNMENT                  0.82%     0.64%     1.28%     9.15%     4.92%

INTERMEDIATE CORPORATE           0.00%     0.00%     0.00%     0.00%     0.00%

LONG CORPORATE                   0.00%     0.00%     0.00%     0.00%     0.00%

MORTGAGE BACKED
  SECURITIES                     0.00%     0.00%     0.00%     0.00%     0.00%

LARGE VALUE                      6.85%    15.79%    23.28%    29.49%    32.78%

LARGE GROWTH                     5.32%    13.59%    21.59%    26.96%    32.68%

INTERMEDIATE VALUE               0.00%     0.00%     2.78%     3.58%     5.76%

INTERMEDIATE GROWTH              0.00%     0.48%     1.24%     1.34%     1.74%

INTERMEDIATE UTILITIES           0.00%     0.00%     0.04%     0.00%     0.00%

SMALL VALUE                      0.46%     0.06%     0.06%     0.18%     0.28%

SMALL GROWTH                     0.36%     0.19%     0.43%     0.83%     0.00%

MICRO                            1.81%     0.00%     0.94%     0.00%     0.85%

NON-U.S. WGBI                    0.00%     0.00%     0.00%     0.00%     0.00%

EAFE EX-JAPAN                    3.23%     5.94%     9.43%    12.10%    14.92%

JAPAN                            0.97%     1.72%     2.81%     3.58%     4.82%

TOTAL                          100.00%   100.00%   100.00%   100.00%   100.00%

ANNUAL REPORT                                                     LIFEPATH FUNDS
--------------------------------------------------------------------------------

  GROWTH OF $10,000 CHARTS(7)
--------------------------------------------------------------------------------

LIFEPATH FUNDS                                                     ANNUAL REPORT
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WELLS FARGO LIFEPATH  LEHMAN BROTHERS   S&P 500   IBC ALL TAXABLE      WELLS FARGO

                  Opportunity-   Aggregate Bond  Composite       Money Fund             LifePath

                       Class A            Index      Index          Average  Opportunity-Class I

Mar 1-94                $9,425          $10,000    $10,000          $10,000              $10,000

Mar-94                  $9,295           $9,753     $9,564          $10,024               $9,862

Apr-94                  $9,247           $9,675     $9,687          $10,049               $9,811

May-94                  $9,257           $9,674     $9,846          $10,078               $9,821

Jun-94                  $9,192           $9,653     $9,604          $10,108               $9,753

Jul-94                  $9,344           $9,845     $9,920          $10,140               $9,914

Aug-94                  $9,420           $9,857    $10,326          $10,173               $9,995

Sep-94                  $9,292           $9,712    $10,074          $10,209               $9,859

Oct-94                  $9,321           $9,703    $10,300          $10,245               $9,889

Nov-94                  $9,206           $9,682     $9,925          $10,285               $9,767

Dec-94                  $9,244           $9,748    $10,072          $10,328               $9,808

Jan-95                  $9,400           $9,941    $10,333          $10,373               $9,973

Feb-95                  $9,623          $10,178    $10,736          $10,420              $10,210

Mar-95                  $9,713          $10,240    $11,052          $10,468              $10,306

Apr-95                  $9,851          $10,384    $11,377          $10,516              $10,452

May-95                 $10,125          $10,785    $11,831          $10,564              $10,743

Jun-95                 $10,221          $10,864    $12,106          $10,613              $10,844

Jul-95                 $10,320          $10,840    $12,507          $10,660              $10,950

Aug-95                 $10,389          $10,971    $12,538          $10,707              $11,023

Sep-95                 $10,506          $11,078    $13,067          $10,754              $11,146

Oct-95                 $10,536          $11,222    $13,020          $10,800              $11,178

Nov-95                 $10,706          $11,390    $13,591          $10,848              $11,359

Dec-95                 $10,831          $11,550    $13,853          $10,895              $11,492

Jan-96                 $10,933          $11,626    $14,324          $10,940              $11,600

Feb-96                 $10,872          $11,424    $14,457          $10,985              $11,535

Mar-96                 $10,849          $11,344    $14,596          $11,029              $11,510

Apr-96                 $10,859          $11,280    $14,811          $11,073              $11,521

May-96                 $10,869          $11,257    $15,191          $11,118              $11,532

Jun-96                 $10,940          $11,408    $15,249          $11,162              $11,607

Jul-96                 $10,846          $11,439    $14,575          $11,207              $11,507

Aug-96                 $10,908          $11,420    $14,883          $11,251              $11,574

Sep-96                 $11,136          $11,618    $15,719          $11,296              $11,815

Oct-96                 $11,305          $11,876    $16,153          $11,342              $11,994

Nov-96                 $11,579          $12,079    $17,372          $11,387              $12,286

Dec-96                 $11,485          $11,967    $17,028          $11,433              $12,186

Jan-97                 $11,593          $12,004    $18,091          $11,478              $12,300

Feb-97                 $11,604          $12,034    $18,234          $11,524              $12,312

Mar-97                 $11,445          $11,901    $17,486          $11,570              $12,143

Apr-97                 $11,631          $12,079    $18,528          $11,618              $12,340

May-97                 $11,882          $12,194    $19,661          $11,667              $12,607

Jun-97                 $12,088          $12,339    $20,535          $11,714              $12,826

Jul-97                 $12,409          $12,672    $22,168          $11,765              $13,166

Aug-97                 $12,243          $12,564    $20,927          $11,815              $12,990

Sep-97                 $12,493          $12,749    $22,071          $11,864              $13,255

Oct-97                 $12,471          $12,934    $21,334          $11,915              $13,232

Nov-97                 $12,549          $12,993    $22,322          $11,965              $13,315

Dec-97                 $12,683          $13,125    $22,706          $12,016              $13,457

Jan-98                 $12,791          $13,293    $22,958          $12,068              $13,571

Feb-98                 $12,995          $13,282    $24,613          $12,115              $13,788

Mar-98                 $13,172          $13,327    $25,873          $12,167              $13,976

Apr-98                 $13,245          $13,397    $26,137          $12,217              $14,053

May-98                 $13,221          $13,524    $25,688          $12,268              $14,027

Jun-98                 $13,355          $13,639    $26,731          $12,319              $14,170

Jul-98                 $13,331          $13,667    $26,447          $12,370              $14,144

Aug-98                 $13,025          $13,890    $22,626          $12,422              $13,820

Sep-98                 $13,337          $14,215    $24,076          $12,473              $14,150

Oct-98                 $13,571          $14,140    $26,031          $12,529              $14,399

Nov-98                 $13,731          $14,220    $27,608          $12,582              $14,569

Dec-98                 $13,970          $14,263    $29,232          $12,631              $14,822

Jan-99                 $14,062          $14,364    $30,454          $12,679              $14,919

Feb-99                 $13,825          $14,113    $31,401          $12,721              $14,668

Mar-99                 $14,000          $14,191    $32,657          $12,768              $14,854

Apr-99                 $14,145          $14,236    $33,920          $12,814              $15,008

May-99                 $13,986          $14,111    $33,120          $12,860              $14,840

ANNUAL REPORT                                                     LIFEPATH FUNDS
--------------------------------------------------------------------------------

Jun-99                 $14,144          $14,066    $34,922          $12,905              $15,007

Jul-99                 $14,077          $14,007    $33,831          $12,954              $14,936

Aug-99                 $14,051          $14,000    $33,664          $13,005              $14,908

Sep-99                 $14,074          $14,162    $32,741          $13,055              $14,933

Oct-99                 $14,249          $14,214    $34,814          $13,108              $15,119

Nov-99                 $14,384          $14,213    $35,520          $13,160              $15,247

Dec-99                 $14,598          $14,145    $37,613          $13,217              $15,462

Jan-00                 $14,331          $14,098    $35,724          $13,273              $15,196

Feb-00                 $14,443          $14,269    $35,049          $13,328              $15,314

Mar-00                 $14,813          $14,457    $38,477          $13,388              $15,704

Apr-00                 $14,700          $14,415    $37,319          $13,448              $15,585

May-00                 $14,658          $14,408    $36,554          $13,513              $15,541

Jun-00                 $14,909          $14,707    $37,457          $13,577              $15,802

Jul-00                 $14,895          $14,841    $36,872          $13,647              $15,787

Aug-00                 $15,195          $15,056    $39,162          $13,716              $16,116

Sep-00                 $15,097          $15,151    $37,094          $13,784              $16,024

Oct-00                 $15,126          $15,251    $36,939          $13,854              $16,054

Nov-00                 $15,040          $15,501    $34,028          $13,922              $15,979

Dec-00                 $15,233          $15,790    $34,195          $13,993              $16,176

Jan-01                 $15,433          $16,049    $35,409          $14,060              $16,401

Feb-01                 $15,279          $16,188    $32,179          $14,116              $16,224

LIFEPATH FUNDS                                                     ANNUAL REPORT
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


          LifePath 2010 -        Aggregate  Composite       Money Fund        LifePath
            WELLS FARGO    LEHMAN BROTHERS   S&P 500   IBC ALL TAXABLE   WELLS FARGO

                  Class A       Bond Index      Index          Average  2010 - Class I

Mar 1-94           $9,425          $10,000    $10,000          $10,000         $10,000

Mar-94             $9,276           $9,753     $9,564          $10,024          $9,841

Apr-94             $9,228           $9,675     $9,687          $10,049          $9,791

May-94             $9,266           $9,674     $9,846          $10,078          $9,831

Jun-94             $9,189           $9,653     $9,604          $10,108          $9,750

Jul-94             $9,360           $9,845     $9,920          $10,140          $9,931

Aug-94             $9,465           $9,857    $10,326          $10,173         $10,042

Sep-94             $9,319           $9,712    $10,074          $10,209          $9,888

Oct-94             $9,396           $9,703    $10,300          $10,245          $9,969

Nov-94             $9,195           $9,682     $9,925          $10,285          $9,756

Dec-94             $9,269           $9,748    $10,072          $10,328          $9,834

Jan-95             $9,444           $9,941    $10,333          $10,373         $10,020

Feb-95             $9,737          $10,178    $10,736          $10,420         $10,331

Mar-95             $9,888          $10,240    $11,052          $10,468         $10,491

Apr-95            $10,075          $10,384    $11,377          $10,516         $10,689

May-95            $10,429          $10,785    $11,831          $10,564         $11,065

Jun-95            $10,570          $10,864    $12,106          $10,613         $11,214

Jul-95            $10,768          $10,840    $12,507          $10,660         $11,425

Aug-95            $10,808          $10,971    $12,538          $10,707         $11,467

Sep-95            $11,016          $11,078    $13,067          $10,754         $11,688

Oct-95            $11,016          $11,222    $13,020          $10,800         $11,688

Nov-95            $11,286          $11,390    $13,591          $10,848         $11,974

Dec-95            $11,453          $11,550    $13,853          $10,895         $12,151

Jan-96            $11,656          $11,626    $14,324          $10,940         $12,367

Feb-96            $11,626          $11,424    $14,457          $10,985         $12,335

Mar-96            $11,639          $11,344    $14,596          $11,029         $12,349

Apr-96            $11,721          $11,280    $14,811          $11,073         $12,436

May-96            $11,804          $11,257    $15,191          $11,118         $12,524

Jun-96            $11,863          $11,408    $15,249          $11,162         $12,586

Jul-96            $11,625          $11,439    $14,575          $11,207         $12,334

Aug-96            $11,728          $11,420    $14,883          $11,251         $12,444

Sep-96            $12,099          $11,618    $15,719          $11,296         $12,837

Oct-96            $12,318          $11,876    $16,153          $11,342         $13,069

Nov-96            $12,818          $12,079    $17,372          $11,387         $13,600

Dec-96            $12,656          $11,967    $17,028          $11,433         $13,427

Jan-97            $12,932          $12,004    $18,091          $11,478         $13,721

Feb-97            $12,975          $12,034    $18,234          $11,524         $13,766

Mar-97            $12,714          $11,901    $17,486          $11,570         $13,490

Apr-97            $13,068          $12,079    $18,528          $11,618         $13,866

May-97            $13,540          $12,194    $19,661          $11,667         $14,366

Jun-97            $13,905          $12,339    $20,535          $11,714         $14,753

Jul-97            $14,478          $12,672    $22,168          $11,765         $15,361

Aug-97            $14,056          $12,564    $20,927          $11,815         $14,914

Sep-97            $14,507          $12,749    $22,071          $11,864         $15,392

Oct-97            $14,300          $12,934    $21,334          $11,915         $15,172

Nov-97            $14,518          $12,993    $22,322          $11,965         $15,403

Dec-97            $14,714          $13,125    $22,706          $12,016         $15,612

Jan-98            $14,866          $13,293    $22,958          $12,068         $15,773

Feb-98            $15,369          $13,282    $24,613          $12,115         $16,306

Mar-98            $15,760          $13,327    $25,873          $12,167         $16,722

Apr-98            $15,878          $13,397    $26,137          $12,217         $16,847

May-98            $15,772          $13,524    $25,688          $12,268         $16,734

Jun-98            $16,047          $13,639    $26,731          $12,319         $17,026

Jul-98            $15,976          $13,667    $26,447          $12,370         $16,951

Aug-98            $14,958          $13,890    $22,626          $12,422         $15,871

Sep-98            $15,474          $14,215    $24,076          $12,473         $16,418

Oct-98            $16,105          $14,140    $26,031          $12,529         $17,087

Nov-98            $16,522          $14,220    $27,608          $12,582         $17,530

Dec-98            $17,020          $14,263    $29,232          $12,631         $18,058

Jan-99            $17,275          $14,364    $30,454          $12,679         $18,328

Feb-99            $16,893          $14,113    $31,401          $12,721         $17,923

Mar-99            $17,225          $14,191    $32,657          $12,768         $18,276

Apr-99            $17,571          $14,236    $33,920          $12,814         $18,643

May-99            $17,289          $14,111    $33,120          $12,860         $18,344

ANNUAL REPORT                                                     LIFEPATH FUNDS
--------------------------------------------------------------------------------

Jun-99            $17,672          $14,066    $34,922          $12,905         $18,750

Jul-99            $17,479          $14,007    $33,831          $12,954         $18,545

Aug-99            $17,415          $14,000    $33,664          $13,005         $18,477

Sep-99            $17,353          $14,162    $32,741          $13,055         $18,412

Oct-99            $17,781          $14,214    $34,814          $13,108         $18,866

Nov-99            $18,067          $14,213    $35,520          $13,160         $19,141

Dec-99            $18,569          $14,145    $37,613          $13,217         $19,668

Jan-00            $18,076          $14,098    $35,724          $13,273         $19,148

Feb-00            $18,160          $14,269    $35,049          $13,328         $19,237

Mar-00            $18,901          $14,457    $38,477          $13,388         $20,030

Apr-00            $18,590          $14,415    $37,319          $13,448         $19,717

May-00            $18,434          $14,408    $36,554          $13,513         $19,553

Jun-00            $18,813          $14,707    $37,457          $13,577         $19,953

Jul-00            $18,684          $14,841    $36,872          $13,647         $19,818

Aug-00            $19,170          $15,056    $39,162          $13,716         $20,344

Sep-00            $18,866          $15,151    $37,094          $13,784         $19,990

Oct-00            $18,852          $15,251    $36,939          $13,854         $19,975

Nov-00            $18,406          $15,501    $34,028          $13,922         $19,507

Dec-00            $18,642          $15,790    $34,195          $13,993         $19,751

Jan-01            $18,988          $16,049    $35,409          $14,060         $20,131

Feb-01            $18,416          $16,188    $32,179          $14,116         $19,529

LIFEPATH FUNDS                                                     ANNUAL REPORT
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                LifePath        Aggregate  Composite       Money Fund        LifePath
           WELLS FARGO    LEHMAN BROTHERS  S & P 500  IBC ALL TAXABLE   WELLS FARGO

          2020 - Class A       Bond Index      Index          Average  2020 - Class I

Mar 1-94          $9,425          $10,000    $10,000          $10,000         $10,000

Mar-94            $9,248           $9,753     $9,564          $10,024          $9,812

Apr-94            $9,239           $9,675     $9,687          $10,049          $9,802

May-94            $9,295           $9,674     $9,846          $10,078          $9,862

Jun-94            $9,184           $9,653     $9,604          $10,108          $9,744

Jul-94            $9,364           $9,845     $9,920          $10,140          $9,935

Aug-94            $9,516           $9,857    $10,326          $10,173         $10,097

Sep-94            $9,334           $9,712    $10,074          $10,209          $9,903

Oct-94            $9,439           $9,703    $10,300          $10,245         $10,015

Nov-94            $9,200           $9,682     $9,925          $10,285          $9,761

Dec-94            $9,293           $9,748    $10,072          $10,328          $9,859

Jan-95            $9,495           $9,941    $10,333          $10,373         $10,074

Feb-95            $9,814          $10,178    $10,736          $10,420         $10,412

Mar-95           $10,002          $10,240    $11,052          $10,468         $10,612

Apr-95           $10,225          $10,384    $11,377          $10,516         $10,849

May-95           $10,595          $10,785    $11,831          $10,564         $11,241

Jun-95           $10,774          $10,864    $12,106          $10,613         $11,431

Jul-95           $11,029          $10,840    $12,507          $10,660         $11,701

Aug-95           $11,058          $10,971    $12,538          $10,707         $11,733

Sep-95           $11,318          $11,078    $13,067          $10,754         $12,008

Oct-95           $11,278          $11,222    $13,020          $10,800         $11,966

Nov-95           $11,613          $11,390    $13,591          $10,848         $12,321

Dec-95           $11,814          $11,550    $13,853          $10,895         $12,534

Jan-96           $12,075          $11,626    $14,324          $10,940         $12,812

Feb-96           $12,065          $11,424    $14,457          $10,985         $12,801

Mar-96           $12,106          $11,344    $14,596          $11,029         $12,844

Apr-96           $12,218          $11,280    $14,811          $11,073         $12,963

May-96           $12,350          $11,257    $15,191          $11,118         $13,103

Jun-96           $12,406          $11,408    $15,249          $11,162         $13,163

Jul-96           $12,038          $11,439    $14,575          $11,207         $12,773

Aug-96           $12,181          $11,420    $14,883          $11,251         $12,924

Sep-96           $12,665          $11,618    $15,719          $11,296         $13,437

Oct-96           $12,901          $11,876    $16,153          $11,342         $13,688

Nov-96           $13,590          $12,079    $17,372          $11,387         $14,419

Dec-96           $13,375          $11,967    $17,028          $11,433         $14,190

Jan-97           $13,769          $12,004    $18,091          $11,478         $14,609

Feb-97           $13,833          $12,034    $18,234          $11,524         $14,677

Mar-97           $13,473          $11,901    $17,486          $11,570         $14,295

Apr-97           $13,955          $12,079    $18,528          $11,618         $14,806

May-97           $14,620          $12,194    $19,661          $11,667         $15,511

Jun-97           $15,115          $12,339    $20,535          $11,714         $16,037

Jul-97           $15,924          $12,672    $22,168          $11,765         $16,895

Aug-97           $15,288          $12,564    $20,927          $11,815         $16,220

Sep-97           $15,920          $12,749    $22,071          $11,864         $16,891

Oct-97           $15,562          $12,934    $21,334          $11,915         $16,512

Nov-97           $15,920          $12,993    $22,322          $11,965         $16,891

Dec-97           $16,169          $13,125    $22,706          $12,016         $17,156

Jan-98           $16,356          $13,293    $22,958          $12,068         $17,354

Feb-98           $17,149          $13,282    $24,613          $12,115         $18,195

Mar-98           $17,757          $13,327    $25,873          $12,167         $18,840

Apr-98           $17,909          $13,397    $26,137          $12,217         $19,002

May-98           $17,698          $13,524    $25,688          $12,268         $18,778

Jun-98           $18,127          $13,639    $26,731          $12,319         $19,233

Jul-98           $17,974          $13,667    $26,447          $12,370         $19,071

Aug-98           $16,209          $13,890    $22,626          $12,422         $17,197

Sep-98           $16,893          $14,215    $24,076          $12,473         $17,924

Oct-98           $17,874          $14,140    $26,031          $12,529         $18,965

Nov-98           $18,572          $14,220    $27,608          $12,582         $19,705

Dec-98           $19,340          $14,263    $29,232          $12,631         $20,519

Jan-99           $19,752          $14,364    $30,454          $12,679         $20,957

Feb-99           $19,211          $14,113    $31,401          $12,721         $20,383

Mar-99           $19,717          $14,191    $32,657          $12,768         $20,920

Apr-99           $20,286          $14,236    $33,920          $12,814         $21,523

May-99           $19,872          $14,111    $33,120          $12,860         $21,084

ANNUAL REPORT                                                     LIFEPATH FUNDS
--------------------------------------------------------------------------------

Jun-99           $20,544          $14,066    $34,922          $12,905         $21,798

Jul-99           $20,220          $14,007    $33,831          $12,954         $21,453

Aug-99           $20,116          $14,000    $33,664          $13,005         $21,343

Sep-99           $19,895          $14,162    $32,741          $13,055         $21,109

Oct-99           $20,664          $14,214    $34,814          $13,108         $21,925

Nov-99           $21,108          $14,213    $35,520          $13,160         $22,394

Dec-99           $21,993          $14,145    $37,613          $13,217         $23,349

Jan-00           $21,189          $14,098    $35,724          $13,273         $22,502

Feb-00           $21,217          $14,269    $35,049          $13,328         $22,532

Mar-00           $22,454          $14,457    $38,477          $13,388         $23,846

Apr-00           $21,892          $14,415    $37,319          $13,448         $23,253

May-00           $21,503          $14,408    $36,554          $13,513         $22,858

Jun-00           $22,115          $14,707    $37,457          $13,577         $23,499

Jul-00           $21,826          $14,841    $36,872          $13,647         $23,209

Aug-00           $22,680          $15,056    $39,162          $13,716         $24,124

Sep-00           $21,992          $15,151    $37,094          $13,784         $23,388

Oct-00           $21,862          $15,251    $36,939          $13,854         $23,250

Nov-00           $20,846          $15,501    $34,028          $13,922         $22,180

Dec-00           $21,106          $15,790    $34,195          $13,993         $22,454

Jan-01           $21,597          $16,049    $35,409          $14,060         $22,988

Feb-01           $20,414          $16,188    $32,179          $14,116         $21,726

LIFEPATH FUNDS                                                     ANNUAL REPORT
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                LifePath        Aggregate  Composite       Money Fund      LifePath
           WELLS FARGO    LEHMAN BROTHERS   S&P 500   IBC ALL TAXABLE  WELLS FARGO

          2030 - Class A       Bond Index      Index          Average  2020-Class I

Mar 1-94          $9,425          $10,000    $10,000          $10,000       $10,000

Mar-94            $9,248           $9,753     $9,564          $10,024        $9,812

Apr-94            $9,239           $9,675     $9,687          $10,049        $9,802

May-94            $9,295           $9,674     $9,846          $10,078        $9,862

Jun-94            $9,184           $9,653     $9,604          $10,108        $9,744

Jul-94            $9,364           $9,845     $9,920          $10,140        $9,935

Aug-94            $9,516           $9,857    $10,326          $10,173       $10,097

Sep-94            $9,334           $9,712    $10,074          $10,209        $9,903

Oct-94            $9,439           $9,703    $10,300          $10,245       $10,015

Nov-94            $9,200           $9,682     $9,925          $10,285        $9,761

Dec-94            $9,293           $9,748    $10,072          $10,328        $9,859

Jan-95            $9,495           $9,941    $10,333          $10,373       $10,074

Feb-95            $9,814          $10,178    $10,736          $10,420       $10,412

Mar-95           $10,002          $10,240    $11,052          $10,468       $10,612

Apr-95           $10,225          $10,384    $11,377          $10,516       $10,849

May-95           $10,595          $10,785    $11,831          $10,564       $11,241

Jun-95           $10,774          $10,864    $12,106          $10,613       $11,431

Jul-95           $11,029          $10,840    $12,507          $10,660       $11,701

Aug-95           $11,058          $10,971    $12,538          $10,707       $11,733

Sep-95           $11,318          $11,078    $13,067          $10,754       $12,008

Oct-95           $11,278          $11,222    $13,020          $10,800       $11,966

Nov-95           $11,613          $11,390    $13,591          $10,848       $12,321

Dec-95           $11,814          $11,550    $13,853          $10,895       $12,534

Jan-96           $12,075          $11,626    $14,324          $10,940       $12,812

Feb-96           $12,065          $11,424    $14,457          $10,985       $12,801

Mar-96           $12,106          $11,344    $14,596          $11,029       $12,844

Apr-96           $12,218          $11,280    $14,811          $11,073       $12,963

May-96           $12,350          $11,257    $15,191          $11,118       $13,103

Jun-96           $12,406          $11,408    $15,249          $11,162       $13,163

Jul-96           $12,038          $11,439    $14,575          $11,207       $12,773

Aug-96           $12,181          $11,420    $14,883          $11,251       $12,924

Sep-96           $12,665          $11,618    $15,719          $11,296       $13,437

Oct-96           $12,901          $11,876    $16,153          $11,342       $13,688

Nov-96           $13,590          $12,079    $17,372          $11,387       $14,419

Dec-96           $13,375          $11,967    $17,028          $11,433       $14,190

Jan-97           $13,769          $12,004    $18,091          $11,478       $14,609

Feb-97           $13,833          $12,034    $18,234          $11,524       $14,677

Mar-97           $13,473          $11,901    $17,486          $11,570       $14,295

Apr-97           $13,955          $12,079    $18,528          $11,618       $14,806

May-97           $14,620          $12,194    $19,661          $11,667       $15,511

Jun-97           $15,115          $12,339    $20,535          $11,714       $16,037

Jul-97           $15,924          $12,672    $22,168          $11,765       $16,895

Aug-97           $15,288          $12,564    $20,927          $11,815       $16,220

Sep-97           $15,920          $12,749    $22,071          $11,864       $16,891

Oct-97           $15,562          $12,934    $21,334          $11,915       $16,512

Nov-97           $15,920          $12,993    $22,322          $11,965       $16,891

Dec-97           $16,169          $13,125    $22,706          $12,016       $17,156

Jan-98           $16,356          $13,293    $22,958          $12,068       $17,354

Feb-98           $17,149          $13,282    $24,613          $12,115       $18,195

Mar-98           $17,757          $13,327    $25,873          $12,167       $18,840

Apr-98           $17,909          $13,397    $26,137          $12,217       $19,002

May-98           $17,698          $13,524    $25,688          $12,268       $18,778

Jun-98           $18,127          $13,639    $26,731          $12,319       $19,233

Jul-98           $17,974          $13,667    $26,447          $12,370       $19,071

Aug-98           $16,209          $13,890    $22,626          $12,422       $17,197

Sep-98           $16,893          $14,215    $24,076          $12,473       $17,924

Oct-98           $17,874          $14,140    $26,031          $12,529       $18,965

Nov-98           $18,572          $14,220    $27,608          $12,582       $19,705

Dec-98           $19,340          $14,263    $29,232          $12,631       $20,519

Jan-99           $19,752          $14,364    $30,454          $12,679       $20,957

Feb-99           $19,211          $14,113    $31,401          $12,721       $20,383

Mar-99           $19,717          $14,191    $32,657          $12,768       $20,920

Apr-99           $20,286          $14,236    $33,920          $12,814       $21,523

May-99           $19,872          $14,111    $33,120          $12,860       $21,084

ANNUAL REPORT                                                     LIFEPATH FUNDS
--------------------------------------------------------------------------------

Jun-99           $20,544          $14,066    $34,922          $12,905       $21,798

Jul-99           $20,220          $14,007    $33,831          $12,954       $21,453

Aug-99           $20,116          $14,000    $33,664          $13,005       $21,343

Sep-99           $19,895          $14,162    $32,741          $13,055       $21,109

Oct-99           $20,664          $14,214    $34,814          $13,108       $21,925

Nov-99           $21,108          $14,213    $35,520          $13,160       $22,394

Dec-99           $21,993          $14,145    $37,613          $13,217       $23,349

Jan-00           $21,189          $14,098    $35,724          $13,273       $22,502

Feb-00           $21,217          $14,269    $35,049          $13,328       $22,532

Mar-00           $22,454          $14,457    $38,477          $13,388       $23,846

Apr-00           $21,892          $14,415    $37,319          $13,448       $23,253

May-00           $21,503          $14,408    $36,554          $13,513       $22,858

Jun-00           $22,115          $14,707    $37,457          $13,577       $23,499

Jul-00           $21,826          $14,841    $36,872          $13,647       $23,209

Aug-00           $22,680          $15,056    $39,162          $13,716       $24,124

Sep-00           $21,992          $15,151    $37,094          $13,784       $23,388

Oct-00           $21,862          $15,251    $36,939          $13,854       $23,250

Nov-00           $20,846          $15,501    $34,028          $13,922       $22,180

Dec-00           $21,106          $15,790    $34,195          $13,993       $22,454

Jan-01           $21,597          $16,049    $35,409          $14,060       $22,988

Feb-01           $20,414          $16,188    $32,179          $14,116       $21,726

LIFEPATH FUNDS                                                     ANNUAL REPORT
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                LifePath        Aggregate  Composite       Money Fund        LifePath
           WELLS FARGO    LEHMAN BROTHERS   S&P 500   IBC ALL TAXABLE   WELLS FARGO

          2040 - Class A       Bond Index      Index          Average  2040 - Class I

Mar 1-94          $9,425          $10,000    $10,000          $10,000         $10,000

Mar-94            $9,084           $9,753     $9,564          $10,024          $9,638

Apr-94            $9,159           $9,675     $9,687          $10,049          $9,718

May-94            $9,263           $9,674     $9,846          $10,078          $9,828

Jun-94            $9,056           $9,653     $9,604          $10,108          $9,609

Jul-94            $9,303           $9,845     $9,920          $10,140          $9,870

Aug-94            $9,615           $9,857    $10,326          $10,173         $10,202

Sep-94            $9,391           $9,712    $10,074          $10,209          $9,964

Oct-94            $9,534           $9,703    $10,300          $10,245         $10,116

Nov-94            $9,230           $9,682     $9,925          $10,285          $9,793

Dec-94            $9,356           $9,748    $10,072          $10,328          $9,927

Jan-95            $9,567           $9,941    $10,333          $10,373         $10,150

Feb-95            $9,921          $10,178    $10,736          $10,420         $10,526

Mar-95           $10,175          $10,240    $11,052          $10,468         $10,796

Apr-95           $10,425          $10,384    $11,377          $10,516         $11,061

May-95           $10,838          $10,785    $11,831          $10,564         $11,500

Jun-95           $11,084          $10,864    $12,106          $10,613         $11,761

Jul-95           $11,441          $10,840    $12,507          $10,660         $12,139

Aug-95           $11,441          $10,971    $12,538          $10,707         $12,139

Sep-95           $11,795          $11,078    $13,067          $10,754         $12,514

Oct-95           $11,698          $11,222    $13,020          $10,800         $12,411

Nov-95           $12,124          $11,390    $13,591          $10,848         $12,863

Dec-95           $12,370          $11,550    $13,853          $10,895         $13,125

Jan-96           $12,719          $11,626    $14,324          $10,940         $13,495

Feb-96           $12,788          $11,424    $14,457          $10,985         $13,568

Mar-96           $12,870          $11,344    $14,596          $11,029         $13,655

Apr-96           $13,101          $11,280    $14,811          $11,073         $13,900

May-96           $13,332          $11,257    $15,191          $11,118         $14,145

Jun-96           $13,377          $11,408    $15,249          $11,162         $14,193

Jul-96           $12,844          $11,439    $14,575          $11,207         $13,627

Aug-96           $13,045          $11,420    $14,883          $11,251         $13,841

Sep-96           $13,704          $11,618    $15,719          $11,296         $14,540

Oct-96           $13,957          $11,876    $16,153          $11,342         $14,808

Nov-96           $14,916          $12,079    $17,372          $11,387         $15,826

Dec-96           $14,647          $11,967    $17,028          $11,433         $15,541

Jan-97           $15,262          $12,004    $18,091          $11,478         $16,193

Feb-97           $15,368          $12,034    $18,234          $11,524         $16,305

Mar-97           $14,858          $11,901    $17,486          $11,570         $15,765

Apr-97           $15,549          $12,079    $18,528          $11,618         $16,498

May-97           $16,538          $12,194    $19,661          $11,667         $17,546

Jun-97           $17,261          $12,339    $20,535          $11,714         $18,313

Jul-97           $18,401          $12,672    $22,168          $11,765         $19,524

Aug-97           $17,399          $12,564    $20,927          $11,815         $18,460

Sep-97           $18,333          $12,749    $22,071          $11,864         $19,451

Oct-97           $17,649          $12,934    $21,334          $11,915         $18,726

Nov-97           $18,205          $12,993    $22,322          $11,965         $19,315

Dec-97           $18,527          $13,125    $22,706          $12,016         $19,657

Jan-98           $18,762          $13,293    $22,958          $12,068         $19,907

Feb-98           $20,080          $13,282    $24,613          $12,115         $21,305

Mar-98           $21,091          $13,327    $25,873          $12,167         $22,377

Apr-98           $21,303          $13,397    $26,137          $12,217         $22,602

May-98           $20,879          $13,524    $25,688          $12,268         $22,152

Jun-98           $21,592          $13,639    $26,731          $12,319         $22,909

Jul-98           $21,356          $13,667    $26,447          $12,370         $22,659

Aug-98           $18,123          $13,890    $22,626          $12,422         $19,229

Sep-98           $19,081          $14,215    $24,076          $12,473         $20,245

Oct-98           $20,687          $14,140    $26,031          $12,529         $21,949

Nov-98           $21,868          $14,220    $27,608          $12,582         $23,201

Dec-98           $23,191          $14,263    $29,232          $12,631         $24,606

Jan-99           $23,863          $14,364    $30,454          $12,679         $25,318

Feb-99           $23,088          $14,113    $31,401          $12,721         $24,496

Mar-99           $23,939          $14,191    $32,657          $12,768         $25,399

Apr-99           $24,870          $14,236    $33,920          $12,814         $26,387

May-99           $24,236          $14,111    $33,120          $12,860         $25,715

ANNUAL REPORT                                                     LIFEPATH FUNDS
--------------------------------------------------------------------------------

Jun-99           $25,439          $14,066    $34,922          $12,905         $26,991

Jul-99           $24,818          $14,007    $33,831          $12,954         $26,332

Aug-99           $24,610          $14,000    $33,664          $13,005         $26,112

Sep-99           $24,144          $14,162    $32,741          $13,055         $25,617

Oct-99           $25,517          $14,214    $34,814          $13,108         $27,073

Nov-99           $26,333          $14,213    $35,520          $13,160         $27,922

Dec-99           $28,066          $14,145    $37,613          $13,217         $29,767

Jan-00           $26,659          $14,098    $35,724          $13,273         $28,296

Feb-00           $26,701          $14,269    $35,049          $13,328         $28,341

Mar-00           $28,768          $14,457    $38,477          $13,388         $30,548

Apr-00           $27,716          $14,415    $37,319          $13,448         $29,452

May-00           $26,920          $14,408    $36,554          $13,513         $28,611

Jun-00           $27,986          $14,707    $37,457          $13,577         $29,763

Jul-00           $27,402          $14,841    $36,872          $13,647         $29,132

Aug-00           $28,897          $15,056    $39,162          $13,716         $30,741

Sep-00           $27,359          $15,151    $37,094          $13,784         $29,117

Oct-00           $27,046          $15,251    $36,939          $13,854         $28,771

Nov-00           $24,995          $15,501    $34,028          $13,922         $26,605

Dec-00           $25,256          $15,790    $34,195          $13,993         $26,881

Jan-01           $26,006          $16,049    $35,409          $14,060         $27,689

Feb-01           $23,739          $16,188    $32,179          $14,116         $25,281

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Funds' administrator has voluntarily waived all or a portion of its administrative fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Funds' returns would have been lower. These reductions may be discontinued at any time.

Performance shown for Class A, Class B and Class C shares of each of the Wells Fargo LifePath Funds for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the corresponding Stagecoach LifePath Funds, their predecessor funds. Performance shown for the Class B shares of the LifePath Opportunity Fund for periods prior to August 3, 1998 reflects the performance of the Class A shares of the LifePath Opportunity Fund adjusted to reflect the Class B shares contingent-deferred sales charge (CDSC) and expenses. Performance shown for the Class B shares of all other LifePath Funds for periods prior to March 1, 1997 reflects the performance of the Class A shares of the corresponding LifePath Funds adjusted to reflect the Class B share CDSCs and expenses. Performance shown for the Class C shares of the LifePath 2040 Fund for periods prior to July 1, 1998 reflects the performance of the Class B shares of the LifePath 2040 Fund adjusted to reflect the Class C shares CDSCs and expenses. Performance shown for the Class C shares of all other LifePath Funds for periods prior to December 1, 1998 reflects the performance of the Class B shares of the corresponding LifePath Funds adjusted to reflect the Class C share CDSCs and expenses. Performance shown for Institutional Class shares of each of the Wells Fargo LifePath Funds for periods prior to November 8, 1999, reflects performance of the Class A shares of the corresponding Stagecoach LifePath Funds, their predecessor funds, adjusted to reflect the sales charges and expenses of the Institutional Class shares. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

(2) For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Class B and C share performance including sales charge assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.

(3) The iMoneyNet All Taxable Money Fund Average includes all taxable retail and institutional money funds. It is made up of funds in the Treasury Retail, Treasury Institutional, Treasury & Repo Retail, Treasury & Repo Institutional, Government & Agency Retail, Government & Agency Institutional, First Tier Retail, First Tier Institutional, Second Tier Retail, and Second Tier Institutional categories.

(4) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(5) "Standard & Poor's", "S&P", "S&P500", "Standard & Poor's 500" and "500" are trademarks of McGraw-Hill, Inc. and have been licensed. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in any Fund. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an Index.

(6)  Portfolio holdings are subject to change.

(7)  The charts compare the performance of the Wells Fargo LifePath Funds
Class A and Institutional shares since inception with the S&P 500 Index, Lehman Brothers Aggregate Bond Index and the iMoney Net Taxable Fund Average. The charts assume a hypothetical $10,000 investment in Class A and Institutional shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over the counter markets. The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of bonds, mortgage-backed securities and asset-backed securities. iMoney Net Taxable Money Fund Average is an average of money market funds whose returns are subject to federal, state and local income taxes. The yields are higher than those of tax-free funds because of the kinds of instruments in which taxable funds can invest. The indexes presented do not incur expenses and are not available directly for investment. Had these indexes incurred operating expenses, their performance would have been lower.

LIFEPATH FUNDS           STATEMENTS OF ASSETS AND LIABILITES - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                              LIFEPATH      LIFEPATH      LIFEPATH      LIFEPATH      LIFEPATH
                           OPPORTUNITY          2010          2020          2030          2040
                                  FUND          FUND          FUND          FUND          FUND
----------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS
  IN CORRESPONDING MASTER
    PORTFOLIO, AT MARKET
    VALUE (NOTE 1).......  $67,784,965  $171,519,724  $273,994,451  $191,257,584  $342,262,395
RECEIVABLES
  RECEIVABLE FROM WELLS
    FARGO BANK
    (NOTE 2).............       13,446        42,886        59,656        86,279             0
  CAPITAL SHARES SOLD....      178,881       936,402       715,982     2,607,659       311,135
                           -----------  ------------  ------------  ------------  ------------
TOTAL ASSETS.............   67,977,292   172,499,012   274,770,089   193,951,522   342,573,530
                           -----------  ------------  ------------  ------------  ------------

LIABILITIES
PAYABLES
  PAYABLE TO WELLS FARGO
    BANK (NOTE 2)........            0             0             0             0       260,752
  DUE TO SPONSOR AND
    DISTRIBUTOR..........       73,427       109,012        85,076       132,693       175,893
  CAPITAL SHARES
    REDEEMED.............      120,183       186,047     1,118,596     2,868,866       697,972
  DUE TO TRUSTEES........        3,275         3,118         3,118         3,118         3,117
  ACCRUED EXPENSES.......      112,868       164,805       252,379       184,615       395,687
                           -----------  ------------  ------------  ------------  ------------
TOTAL LIABILITIES........      309,753       462,982     1,459,169     3,189,292     1,533,421
                           -----------  ------------  ------------  ------------  ------------
TOTAL NET ASSETS.........  $67,667,539  $172,036,030  $273,310,920  $190,762,230  $341,040,109
                           -----------  ------------  ------------  ------------  ------------

NET ASSETS CONSIST OF
----------------------------------------------------------------------------------------------
  PAID-IN CAPITAL........  $65,859,290  $164,256,818  $255,333,146  $165,639,580  $301,310,239
  UNDISTRIBUTED
    (DISTRIBUTIONS IN
    EXCESS OF) NET
    INVESTMENT INCOME....      334,876       665,305       694,917       276,660      (930,627)
  UNDISTRIBUTED NET
    REALIZED GAIN (LOSS)
    ON INVESTMENTS.......      (79,358)      462,986      (622,661)    1,308,640     2,535,325
  NET UNREALIZED
    APPRECIATION OF
    INVESTMENTS..........    1,552,731     6,650,921    17,905,518    23,537,350    38,125,172
                           -----------  ------------  ------------  ------------  ------------
TOTAL NET ASSETS.........  $67,667,539  $172,036,030  $273,310,920  $190,762,230  $341,040,109
                           -----------  ------------  ------------  ------------  ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
----------------------------------------------------------------------------------------------
NET ASSETS - CLASS A.....  $46,315,514  $107,160,969  $154,871,309  $133,569,430  $218,084,828
SHARES OUTSTANDING -
  CLASS A................    4,660,717     8,768,911    11,660,847     8,829,642    14,067,087
NET ASSET VALUE - CLASS
  A......................  $      9.94  $      12.22  $      13.28  $      15.13  $      15.50
OFFERING PRICE PER SHARE
  - CLASS A *............  $     10.55  $      12.97  $      14.09  $      16.05  $      16.45
NET ASSETS - CLASS B.....  $11,425,197  $ 36,726,530  $ 47,591,031  $ 34,569,999  $ 84,993,301
SHARES OUTSTANDING -
  CLASS B................    1,130,618     3,003,794     3,614,836     2,322,614     5,645,906
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - CLASS B........  $     10.11  $      12.23  $      13.17  $      14.88  $      15.05
NET ASSETS - CLASS C.....  $ 5,972,352  $  5,850,009  $  6,307,792  $  3,466,866  $  6,349,011
SHARES OUTSTANDING -
  CLASS C................      592,122       474,754       476,145       232,614       421,701
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - CLASS C........  $     10.09  $      12.32  $      13.25  $      14.90  $      15.06
NET ASSETS -
  INSTITUTIONAL CLASS....  $ 3,954,476  $ 22,298,522  $ 64,540,788  $ 19,155,935  $ 31,612,969
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....      392,160     1,810,068     4,807,975     1,257,325     2,021,016
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - INSTITUTIONAL
  CLASS..................  $     10.08  $      12.32  $      13.42  $      15.24  $      15.64

  * MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
8

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED FEBRUARY 28, 2001   LIFEPATH FUNDS
--------------------------------------------------------------------------------

                              LIFEPATH    LIFEPATH     LIFEPATH     LIFEPATH     LIFEPATH
                           OPPORTUNITY        2010         2020         2030         2040
                                  FUND        FUND         FUND         FUND         FUND
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM
CORRESPONDING MASTER PORTFOLIO
  DIVIDENDS..............  $  162,487   $  737,503  $ 2,006,023  $ 1,834,380  $ 4,329,238
  INTEREST...............   2,820,605    4,930,274    5,638,807    2,502,067    1,396,631
  EXPENSES...............    (331,643)    (771,175)  (1,431,254)  (1,050,327)  (2,168,851)
                           ----------   ----------  -----------  -----------  -----------
NET INVESTMENT INCOME
  ALLOCATED FROM
  CORRESPONDING MASTER
  PORTFOLIO..............   2,651,449    4,896,602    6,213,576    3,286,120    3,557,018
                           ----------   ----------  -----------  -----------  -----------

EXPENSES
  ADMINISTRATION FEES....      90,247      210,438      390,539      286,309      590,495
  SHAREHOLDER SERVICING
    FEES - CLASS A.......     109,615      230,130      447,178      358,825      689,573
  SHAREHOLDER SERVICING
    FEES - CLASS B.......      21,163       83,507      126,060       94,848      241,642
  SHAREHOLDER SERVICING
    FEES - CLASS C.......      15,978       14,909       11,830        6,763       18,407
  SHAREHOLDER SERVICING
    FEES - INSTITUTIONAL
    CLASS................       3,657       22,183       65,829       16,745       34,537
  TRANSFER AGENCY FEES -
    CLASS A..............      59,192      118,747      214,646      188,024      399,952
  TRANSFER AGENCY FEES -
    CLASS B..............       8,719       48,768       84,208       81,190      271,605
  TRANSFER AGENCY FEES -
    CLASS C..............       3,068        6,679        6,388        7,845       10,234
  TRANSFER AGENCY FEES -
    INSTITUTIONAL
    CLASS................         439        2,662        7,900        2,009        4,144
  DISTRIBUTION COSTS -
    CLASS A..............     109,615      230,130      447,178      358,825      689,573
  DISTRIBUTION COSTS -
    CLASS B..............      63,488      250,522      378,181      284,543      724,925
  DISTRIBUTION COSTS -
    CLASS C..............      47,934       44,727       35,489       20,289       55,220
  LEGAL AND AUDIT
    SERVICES.............      14,897       16,571       19,470       18,565       23,532
  REGISTRATION COSTS.....      42,436       52,010       65,390       57,564       80,493
  COMPENSATION OF
    TRUSTEES.............       4,379        4,482        4,647        4,571        4,918
  MISCELLANEOUS..........      48,106       78,586       90,967       71,633      137,485
                           ----------   ----------  -----------  -----------  -----------
TOTAL EXPENSES...........     642,933    1,415,051    2,395,900    1,858,548    3,976,735
                           ----------   ----------  -----------  -----------  -----------
LESS
  EXPENSES WAIVED BY
    WELLS FARGO BANK.....    (122,312)    (187,902)    (233,691)    (241,127)    (542,491)
TOTAL NET EXPENSES.......     520,621    1,227,149    2,162,209    1,617,421    3,434,244
                           ----------   ----------  -----------  -----------  -----------
NET INVESTMENT INCOME....   2,130,828    3,669,453    4,051,367    1,668,699      122,774
                           ----------   ----------  -----------  -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM CORRESPONDING MASTER
PORTFOLIOS
-----------------------------------------------------------------------------------------
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........   2,558,031    4,462,518    9,715,229    6,671,769   23,088,798
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............  (1,444,506)  (7,131,761) (26,860,449) (21,514,114) (65,298,257)
                           ----------   ----------  -----------  -----------  -----------
NET GAIN (LOSS) ON
  INVESTMENTS............   1,113,525   (2,669,243) (17,145,220) (14,842,345) (42,209,459)
                           ----------   ----------  -----------  -----------  -----------
                           ----------   ----------  -----------  -----------  -----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $3,244,353   $1,000,210  $(13,093,853) $(13,173,646) $(42,086,685)
                           ----------   ----------  -----------  -----------  -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIFEPATH FUNDS                               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                LIFEPATH OPPORTUNITY FUND                 LIFEPATH 2010 FUND
                           ------------------------------------  ------------------------------------
                                     FOR THE            FOR THE            FOR THE            FOR THE
                                  YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                           FEBRUARY 28, 2001  FEBRUARY 29, 2000  FEBRUARY 28, 2001  FEBRUARY 29, 2000
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
NET INVESTMENT INCOME....  $       2,130,828  $       2,083,418  $       3,669,453  $       2,800,926
NET REALIZED GAIN ON SALE
  OF INVESTMENTS.........          2,558,031          1,469,429          4,462,518          8,899,499
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............         (1,444,506)          (731,426)        (7,131,761)        (3,290,077)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          3,244,353          2,821,421          1,000,210          8,410,348
                           -----------------  -----------------  -----------------  -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS
  FROM NET INVESTMENT
    INCOME
    CLASS A..............         (1,630,591)        (1,774,716)        (2,456,601)        (2,248,636)
    CLASS B..............           (252,489)          (112,865)          (704,937)          (446,138)
    CLASS C..............           (208,981)          (186,515)          (123,351)           (42,059)
    INSTITUTIONAL
      CLASS +............            (39,421)               (45)          (189,905)               (68)
  FROM NET REALIZED GAIN
    ON SALE OF
    INVESTMENTS
    CLASS A..............         (2,251,359)        (1,532,576)        (3,741,684)        (6,882,880)
    CLASS B..............           (521,883)          (186,146)        (1,367,448)        (2,170,213)
    CLASS C..............           (314,608)          (245,417)          (238,670)          (355,190)
    INSTITUTIONAL
      CLASS +............           (121,496)              (308)          (631,881)            (2,219)
FROM CAPITAL SHARE
  TRANSACTIONS
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......         10,257,399          6,574,771         50,126,407         23,363,595
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............          3,792,348          3,221,869          6,117,494          8,919,850
  COST OF SHARES REDEEMED
    - CLASS A............        (11,111,469)       (21,045,108)       (33,109,737)       (30,355,853)
RETURN OF CAPITAL
  CLASS A................                  0                  0                  0                  0
  CLASS B................                  0                  0                  0                  0
  CLASS C................                  0                  0                  0                  0
  INSTITUTIONAL
    CLASS +..............                  0                  0                  0                  0
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................          2,938,278        (11,248,468)        23,134,164          1,927,592
                           -----------------  -----------------  -----------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......          5,579,823          5,000,653         12,673,602         14,362,891
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............            738,494            288,921          1,989,464          2,506,196
  COST OF SHARES REDEEMED
    - CLASS B............           (967,250)        (1,876,102)        (5,953,759)        (4,029,059)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................          5,351,067          3,413,472          8,709,307         12,840,028
                           -----------------  -----------------  -----------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......          1,281,050          4,930,010          3,179,883          4,917,785
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............            460,898            385,896            342,451            376,724
  COST OF SHARES REDEEMED
    - CLASS C............         (2,826,502)        (2,667,692)        (2,699,119)          (363,828)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................         (1,084,554)         2,648,214            823,215          4,930,681
                           -----------------  -----------------  -----------------  -----------------
    PROCEEDS FROM SHARES
      SOLD -
      INSTITUTIONAL
      CLASS +............          4,479,316            134,071         23,574,722          1,684,424
    REINVESTMENT OF
      DIVIDENDS -
      INSTITUTIONAL
      CLASS +............            159,516                353            821,636              1,793
    COST OF SHARES
      REDEEMED -
      INSTITUTIONAL
      CLASS +............           (715,605)                 0         (2,590,903)            (5,949)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....          3,923,227            134,424         21,805,455          1,680,268
                           -----------------  -----------------  -----------------  -----------------
NET CHANGE IN NET
  ASSETS.................          9,031,543         (6,269,525)        46,017,874         17,641,514
                           -----------------  -----------------  -----------------  -----------------
NET ASSETS
-----------------------------------------------------------------------------------------------------
    BEGINNING NET
      ASSETS.............         58,635,996         64,905,521        126,018,156        108,376,642
                           -----------------  -----------------  -----------------  -----------------
ENDING NET ASSETS........  $      67,667,539  $      58,635,996  $     172,036,030  $     126,018,156
                           -----------------  -----------------  -----------------  -----------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $         334,876  $         329,372  $         665,305  $         476,276
                           -----------------  -----------------  -----------------  -----------------
  SHARES ISSUED AND
    REDEEMED
    SHARES SOLD -
      CLASS A............          1,009,998            622,436          3,923,374          1,745,047
    SHARES ISSUED IN
      REINVESTMENTS OF
      DIVIDENDS -
      CLASS A............            375,260            309,437            482,934            682,164
    SHARES REDEEMED -
      CLASS A............         (1,074,307)        (1,998,048)        (2,553,831)        (2,260,746)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................            310,951         (1,066,175)         1,852,477            166,465
                           -----------------  -----------------  -----------------  -----------------
    SHARES SOLD -
      CLASS B............            531,943            468,173            979,951          1,061,559
    SHARES ISSUED IN
      REINVESTMENTS OF
      DIVIDENDS -
      CLASS B............             72,188             27,459            157,237            192,039
    SHARES REDEEMED -
      CLASS B............            (92,087)          (175,035)          (458,405)          (299,185)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN SHARES
  OUTSTANDING -
  CLASS B................            512,044            320,597            678,783            954,413
                           -----------------  -----------------  -----------------  -----------------
    SHARES SOLD -
      CLASS C............            122,892            460,702            241,761            360,709
    SHARES ISSUED IN
      REINVESTMENTS OF
      DIVIDENDS -
      CLASS C............             44,955             36,635             26,845             28,745
    SHARES REDEEMED -
      CLASS C............           (269,294)          (251,700)          (207,553)           (26,560)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................           (101,447)           245,637             61,053            362,894
                           -----------------  -----------------  -----------------  -----------------
    SHARES SOLD -
      INSTITUTIONAL
      CLASS +............            432,485             12,929          1,816,317            128,549
    SHARES ISSUED IN
      REINVESTMENTS OF
      DIVIDENDS -
      INSTITUTIONAL
      CLASS +............             15,719                 34             65,121                137
    SHARES REDEEMED -
      INSTITUTIONAL
      CLASS +............            (69,007)                 0           (199,595)              (461)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN SHARES
  OUTSTANDING -
  INSTITUTIONAL
  CLASS +................            379,197             12,963          1,681,843            128,225
                           -----------------  -----------------  -----------------  -----------------

  +  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                               LIFEPATH FUNDS
--------------------------------------------------------------------------------

                                    LIFEPATH 2020 FUND                    LIFEPATH 2030 FUND
                           ------------------------------------  ------------------------------------
                                     FOR THE            FOR THE            FOR THE            FOR THE
                                  YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                           FEBRUARY 28, 2001  FEBRUARY 29, 2000  FEBRUARY 28, 2001  FEBRUARY 29, 2000
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
NET INVESTMENT INCOME....  $       4,051,367  $       3,071,988  $       1,668,699  $       1,495,986
NET REALIZED GAIN ON SALE
  OF INVESTMENTS.........          9,715,229         19,784,120          6,671,769         19,860,580
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............        (26,860,449)        (2,581,357)       (21,514,114)        (1,364,080)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........        (13,093,853)        20,274,751        (13,173,646)        19,992,486
                           -----------------  -----------------  -----------------  -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS
  FROM NET INVESTMENT
    INCOME
    CLASS A..............         (2,843,778)        (2,575,166)        (1,325,016)        (1,299,292)
    CLASS B..............           (563,897)          (366,795)          (190,463)          (131,952)
    CLASS C..............            (50,331)            (9,038)           (13,221)            (1,604)
    INSTITUTIONAL
      CLASS +............           (379,241)               (36)           (59,325)                (8)
  FROM NET REALIZED GAIN
    ON SALE OF
    INVESTMENTS
    CLASS A..............         (8,662,324)       (15,751,326)        (5,571,587)       (16,444,081)
    CLASS B..............         (2,543,230)        (4,154,453)        (1,511,734)        (4,146,917)
    CLASS C..............           (273,557)          (204,002)          (146,716)           (98,996)
    INSTITUTIONAL
      CLASS +............         (2,473,626)            (2,588)          (395,829)            (1,355)
FROM CAPITAL SHARE
  TRANSACTIONS
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......         41,120,628         45,347,548         41,701,125         23,091,770
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............         11,560,448         18,127,812          6,820,056         17,589,322
  COST OF SHARES REDEEMED
    - CLASS A............        (56,429,776)       (51,191,084)       (39,952,493)       (32,632,803)
RETURN OF CAPITAL
  CLASS A................           (192,819)                 0                  0                  0
  CLASS B................            (38,234)                 0                  0                  0
  CLASS C................             (3,413)                 0                  0                  0
  INSTITUTIONAL
    CLASS +..............            (25,714)                 0                  0                  0
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................         (3,748,700)        12,284,276          8,568,688          8,048,289
                           -----------------  -----------------  -----------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......         10,897,882         21,335,112          6,242,617         12,769,264
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............          3,089,598          4,421,801          1,677,832          4,222,622
  COST OF SHARES REDEEMED
    - CLASS B............         (8,495,878)        (5,603,377)        (5,524,069)        (4,933,395)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................          5,491,602         20,153,536          2,396,380         12,058,491
                           -----------------  -----------------  -----------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......          4,621,265          2,978,099          2,971,972          1,281,354
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............            312,653            206,178            155,773             95,675
  COST OF SHARES REDEEMED
    - CLASS C............           (955,054)          (246,473)          (426,695)          (111,904)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................          3,978,864          2,937,804          2,701,050          1,265,125
                           -----------------  -----------------  -----------------  -----------------
    PROCEEDS FROM SHARES
      SOLD -
      INSTITUTIONAL
      CLASS +............         73,603,996          4,524,652         21,055,773          1,225,712
    REINVESTMENT OF
      DIVIDENDS -
      INSTITUTIONAL
      CLASS +............          2,854,055              2,627            432,533              1,363
    COST OF SHARES
      REDEEMED -
      INSTITUTIONAL
      CLASS +............         (8,544,716)          (538,346)        (1,772,761)            (4,605)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....         67,913,335          3,988,933         19,715,545          1,222,470
                           -----------------  -----------------  -----------------  -----------------
NET CHANGE IN NET
  ASSETS.................         42,491,084         36,575,896         10,994,126         20,462,656
                           -----------------  -----------------  -----------------  -----------------
NET ASSETS
-----------------------------------------------------------------------------------------------------
    BEGINNING NET
      ASSETS.............        230,819,836        194,243,940        179,768,104        159,305,448
                           -----------------  -----------------  -----------------  -----------------
ENDING NET ASSETS........  $     273,310,920  $     230,819,836  $     190,762,230  $     179,768,104
                           -----------------  -----------------  -----------------  -----------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $         694,917  $         485,672  $         276,660  $         205,994
                           -----------------  -----------------  -----------------  -----------------
  SHARES ISSUED AND
    REDEEMED
    SHARES SOLD -
      CLASS A............          2,732,507          2,942,926          2,479,675          1,297,036
    SHARES ISSUED IN
      REINVESTMENTS OF
      DIVIDENDS -
      CLASS A............            812,870          1,204,588            416,133          1,018,892
    SHARES REDEEMED -
      CLASS A............         (3,821,702)        (3,314,672)        (2,371,538)        (1,822,149)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................           (276,325)           832,842            524,270            493,779
                           -----------------  -----------------  -----------------  -----------------
    SHARES SOLD -
      CLASS B............            735,398          1,381,742            368,347            718,794
    SHARES ISSUED IN
      REINVESTMENTS OF
      DIVIDENDS -
      CLASS B............            219,998            296,431            104,449            248,236
    SHARES REDEEMED -
      CLASS B............           (578,355)          (365,159)          (327,798)          (278,116)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN SHARES
  OUTSTANDING -
  CLASS B................            377,041          1,313,014            144,998            688,914
                           -----------------  -----------------  -----------------  -----------------
    SHARES SOLD -
      CLASS C............            314,961            193,809            171,673             72,541
    SHARES ISSUED IN
      REINVESTMENTS OF
      DIVIDENDS -
      CLASS C............             22,195             13,764              9,714              5,622
    SHARES REDEEMED -
      CLASS C............            (65,195)           (16,370)           (26,008)            (6,360)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................            271,961            191,203            155,379             71,803
                           -----------------  -----------------  -----------------  -----------------
    SHARES SOLD -
      INSTITUTIONAL
      CLASS +............          4,932,226            296,678          1,264,948             70,657
    SHARES ISSUED IN
      REINVESTMENTS OF
      DIVIDENDS -
      INSTITUTIONAL
      CLASS +............            201,300                174             26,407                 79
    SHARES REDEEMED -
      INSTITUTIONAL
      CLASS +............           (586,043)           (36,360)          (104,510)              (256)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN SHARES
  OUTSTANDING -
  INSTITUTIONAL
  CLASS +................          4,547,483            260,492          1,186,845             70,480
                           -----------------  -----------------  -----------------  -----------------

                                    LIFEPATH 2040 FUND
                           ------------------------------------
                                     FOR THE            FOR THE
                                  YEAR ENDED         YEAR ENDED
                           FEBRUARY 28, 2001  FEBRUARY 29, 2000
-------------------------
FROM OPERATIONS
NET INVESTMENT INCOME....  $         122,774  $         423,607
NET REALIZED GAIN ON SALE
  OF INVESTMENTS.........         23,088,798         37,204,754
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............        (65,298,257)        12,984,142
                           -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........        (42,086,685)        50,612,503
                           -----------------  -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS
  FROM NET INVESTMENT
    INCOME
    CLASS A..............           (517,130)          (730,397)
    CLASS B..............             (1,614)                 0
    CLASS C..............               (136)                 0
    INSTITUTIONAL
      CLASS +............             (4,589)                (1)
  FROM NET REALIZED GAIN
    ON SALE OF
    INVESTMENTS
    CLASS A..............        (17,089,951)       (25,934,712)
    CLASS B..............         (6,767,460)        (8,331,309)
    CLASS C..............           (555,878)          (504,901)
    INSTITUTIONAL
      CLASS +............         (2,179,571)              (908)
FROM CAPITAL SHARE
  TRANSACTIONS
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......         36,004,435         76,986,658
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............         17,344,812         26,384,953
  COST OF SHARES REDEEMED
    - CLASS A............        (98,065,313)       (71,883,878)
RETURN OF CAPITAL
  CLASS A................                  0                  0
  CLASS B................                  0                  0
  CLASS C................                  0                  0
  INSTITUTIONAL
    CLASS +..............                  0                  0
                           -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................        (44,716,066)        31,487,733
                           -----------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......         14,826,133         30,756,321
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............          6,667,859          8,268,110
  COST OF SHARES REDEEMED
    - CLASS B............        (12,249,159)       (10,987,034)
                           -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................          9,244,833         28,037,397
                           -----------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......          3,623,432          3,425,050
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............            521,056            479,802
  COST OF SHARES REDEEMED
    - CLASS C............         (2,453,550)        (1,012,203)
                           -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................          1,690,938          2,892,649
                           -----------------  -----------------
    PROCEEDS FROM SHARES
      SOLD -
      INSTITUTIONAL
      CLASS +............         40,606,637          1,158,507
    REINVESTMENT OF
      DIVIDENDS -
      INSTITUTIONAL
      CLASS +............          2,177,036                909
    COST OF SHARES
      REDEEMED -
      INSTITUTIONAL
      CLASS +............         (5,684,391)           (62,618)
                           -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....         37,099,282          1,096,798
                           -----------------  -----------------
NET CHANGE IN NET
  ASSETS.................        (65,884,027)        78,624,852
                           -----------------  -----------------
NET ASSETS
-------------------------
    BEGINNING NET
      ASSETS.............        406,924,136        328,299,284
                           -----------------  -----------------
ENDING NET ASSETS........  $     341,040,109  $     406,924,136
                           -----------------  -----------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $        (930,627) $        (343,529)
                           -----------------  -----------------
  SHARES ISSUED AND
    REDEEMED
    SHARES SOLD -
      CLASS A............          1,969,271          4,004,929
    SHARES ISSUED IN
      REINVESTMENTS OF
      DIVIDENDS -
      CLASS A............          1,012,113          1,379,057
    SHARES REDEEMED -
      CLASS A............         (5,207,270)        (3,739,848)
                           -----------------  -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................         (2,225,886)         1,644,138
                           -----------------  -----------------
    SHARES SOLD -
      CLASS B............            802,548          1,636,843
    SHARES ISSUED IN
      REINVESTMENTS OF
      DIVIDENDS -
      CLASS B............            401,937            442,382
    SHARES REDEEMED -
      CLASS B............           (671,917)          (583,543)
                           -----------------  -----------------
NET INCREASE IN SHARES
  OUTSTANDING -
  CLASS B................            532,568          1,495,682
                           -----------------  -----------------
    SHARES SOLD -
      CLASS C............            197,734            182,445
    SHARES ISSUED IN
      REINVESTMENTS OF
      DIVIDENDS -
      CLASS C............             31,390             25,672
    SHARES REDEEMED -
      CLASS C............           (139,795)           (52,406)
                           -----------------  -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................             89,329            155,711
                           -----------------  -----------------
    SHARES SOLD -
      INSTITUTIONAL
      CLASS +............          2,160,951             59,838
    SHARES ISSUED IN
      REINVESTMENTS OF
      DIVIDENDS -
      INSTITUTIONAL
      CLASS +............            126,462                 47
    SHARES REDEEMED -
      INSTITUTIONAL
      CLASS +............           (322,981)            (3,301)
                           -----------------  -----------------
NET INCREASE IN SHARES
  OUTSTANDING -
  INSTITUTIONAL
  CLASS +................          1,964,432             56,584
                           -----------------  -----------------

  +  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIFEPATH FUNDS                                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS  DISTRIBUTIONS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET       FROM NET
                           VALUE PER      INCOME     GAINS(LOSS)  INVESTMENT       REALIZED
                               SHARE      (LOSS)  ON INVESTMENTS      INCOME          GAINS
-------------------------------------------------------------------------------------------

LIFEPATH OPPORTUNITY FUND
A SHARES
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............  $   10.30  $     0.38  $         0.21  $    (0.39) $       (0.56)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      10.52        0.38            0.09       (0.36)         (0.33)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      10.83        0.36            0.32       (0.37)         (0.62)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      10.71        0.43            0.81       (0.44)         (0.68)
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      10.64        0.42            0.28       (0.42)         (0.21)

B SHARES*
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      10.44        0.31            0.24       (0.32)         (0.56)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      10.61        0.27            0.14       (0.25)         (0.33)
AUGUST 1, 1998 TO
  FEBRUARY 28, 1999......      10.91        0.07            0.29       (0.04)         (0.62)

C SHARES**
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      10.44        0.34            0.21       (0.34)         (0.56)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      10.62        0.29            0.12       (0.26)         (0.33)
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......      11.24        0.04           (0.04)      (0.01)         (0.61)

INSTITUTIONAL SHARES++
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      10.36        0.36            0.25       (0.33)         (0.56)
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      10.66        0.08            0.00       (0.05)         (0.33)

LIFEPATH 2010 FUND
-------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      12.88        0.35           (0.15)      (0.35)         (0.51)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      13.27        0.34            0.66       (0.34)         (1.05)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      13.16        0.32            0.94       (0.33)         (0.82)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      12.20        0.36            1.82       (0.38)         (0.84)
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      11.42        0.34            0.95       (0.34)         (0.17)

B SHARES***
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      12.88        0.28           (0.14)      (0.28)         (0.51)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      13.25        0.25            0.68       (0.25)         (1.05)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      13.10        0.22            0.97       (0.22)         (0.82)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      12.02        0.19            1.88       (0.15)         (0.84)

C SHARES**
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      12.97        0.29           (0.16)      (0.27)         (0.51)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      13.29        0.21            0.72       (0.20)         (1.05)
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......      13.98        0.04            0.09        0.00+         (0.82)

INSTITUTIONAL SHARES++
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      12.95        0.33           (0.12)      (0.33)         (0.51)
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      13.83        0.07            0.13       (0.03)         (1.05)

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO THE MASTER PORTFLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND'S MASTER PORTFOLIO.
  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 3, 1998.
 **  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 1, 1998.
***  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 1, 1997.
  +  DISTRIBUTION WAS LESS THAN $.01 PER SHARE.
 ++  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
12

FINANCIAL HIGHLIGHTS                                              LIFEPATH FUNDS

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                              ENDING    RATIO TO AVERAGE NET ASSETS(1)
                           NET ASSET  ----------------------------------            PORTFOLIO      NET ASSETS,
                           VALUE PER  NET INVESTMENT       NET     GROSS     TOTAL   TURNOVER      END OF YEAR
                               SHARE    INCOME(LOSS)  EXPENSES  EXPENSES    RETURN    RATE(2)  (000'S OMITTED)
--------------------------------------------------------------------------------------------------------------------------

LIFEPATH OPPORTUNITY FUND
A SHARES
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............  $    9.94           3.66%     1.30%     1.51%     5.79%       58%   $        46,316
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      10.30           3.29%     1.30%     1.45%     4.47%       55%            44,801
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      10.52           3.27%     1.25%     1.31%     6.40%       66%            56,986
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      10.83           3.83%     1.20%      N/A     11.99%       39%            67,909
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      10.71           3.93%     1.20%      N/A      6.74%      108%            84,949

B SHARES*
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      10.11           3.15%     1.80%     2.00%     5.30%       58%            11,425
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      10.44           2.76%     1.80%     2.17%     3.87%       55%             6,457
AUGUST 1, 1998 TO
  FEBRUARY 28, 1999......      10.61           2.24%     1.70%     3.01%     3.35%       66%             3,161

C SHARES**
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      10.09           3.19%     1.80%     1.97%     5.36%       58%             5,972
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      10.44           2.77%     1.80%     2.13%     3.91%       55%             7,243
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......      10.62           2.27%     1.76%     2.66%     0.02%       66%             4,758

INSTITUTIONAL SHARES++
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      10.08           3.88%     1.04%     1.16%     5.94%       58%             3,954
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      10.36           3.56%     1.00%     1.05%     0.53%       55%               134

LIFEPATH 2010 FUND
--------------------------------------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      12.22           2.74%     1.30%     1.43%     1.41%       54%           107,161
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      12.88           2.45%     1.30%     1.39%     7.50%       49%            89,056
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      13.27           2.42%     1.25%     1.28%     9.91%       38%            89,543
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      13.16           2.85%     1.20%      N/A     18.45%       46%            89,659
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      12.20           3.16%     1.20%      N/A     11.60%       73%            82,971

B SHARES***
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      12.23           2.23%     1.80%     1.95%     0.93%       54%            36,727
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      12.88           1.93%     1.80%     1.94%     6.96%       49%            29,937
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      13.25           1.90%     1.76%     1.84%     9.30%       38%            18,158
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      13.10           2.15%     1.70%      N/A     17.64%       46%             6,248

C SHARES**
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      12.32           2.24%     1.80%     1.96%     0.89%       54%             5,850
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      12.97           1.88%     1.80%     2.52%     6.91%       49%             5,364
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......      13.29           2.04%     1.76%     7.72%     1.11%       38%               675

INSTITUTIONAL SHARES++
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      12.32           3.03%     1.04%     1.08%     1.52%       54%            22,299
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      12.95           2.72%     1.00%     1.01%     1.08%       49%             1,661

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO THE MASTER PORTFLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND'S MASTER PORTFOLIO.
  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 3, 1998.
 **  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 1, 1998.
***  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 1, 1997.
  +  DISTRIBUTION WAS LESS THAN $.01 PER SHARE.
 ++  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIFEPATH FUNDS                                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS  DISTRIBUTIONS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET       FROM NET     RETURN
                           VALUE PER      INCOME     GAINS(LOSS)  INVESTMENT       REALIZED         OF
                               SHARE      (LOSS)  ON INVESTMENTS      INCOME          GAINS    CAPITAL
------------------------------------------------------------------------------------------------------

LIFEPATH 2020 FUND
A SHARES
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............  $   14.78  $     0.24  $        (0.75) $    (0.23) $       (0.74)     (0.02)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      14.91        0.24            1.33       (0.24)         (1.46)       N/A
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      14.70        0.24            1.47       (0.25)         (1.25)       N/A
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      12.98        0.28            2.73       (0.29)         (1.00)       N/A
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      11.98        0.27            1.43       (0.28)         (0.42)       N/A
B SHARES**
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      14.66        0.16           (0.74)      (0.16)         (0.74)     (0.01)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      14.79        0.15            1.33       (0.15)         (1.46)       N/A
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      14.55        0.15            1.48       (0.15)         (1.24)       N/A
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      12.79        0.14            2.74       (0.12)         (1.00)       N/A
C SHARES*
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      14.74        0.16           (0.74)      (0.16)         (0.74)     (0.01)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      14.82        0.11            1.37       (0.10)         (1.46)       N/A
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......      15.82        0.01            0.22        0.00+         (1.23)       N/A
INSTITUTIONAL SHARES++
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      14.89        0.24           (0.72)      (0.23)         (0.74)     (0.02)
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      16.01        0.06            0.30       (0.02)         (1.46)       N/A

LIFEPATH 2030 FUND
------------------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      16.96        0.17           (1.17)      (0.16)         (0.67)       N/A
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      17.15        0.17            2.03       (0.17)         (2.22)       N/A
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      16.51        0.18            1.93       (0.19)         (1.28)       N/A
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      13.83        0.23            3.54       (0.23)         (0.86)       N/A
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      12.34        0.22            1.83       (0.23)         (0.33)       N/A
B SHARES**
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      16.72        0.07           (1.16)      (0.08)         (0.67)       N/A
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      16.93        0.08            2.01       (0.08)         (2.22)       N/A
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      16.28        0.09            1.92       (0.10)         (1.26)       N/A
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      13.63        0.10            3.50       (0.09)         (0.86)       N/A
C SHARES*
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      16.74        0.08           (1.17)      (0.08)         (0.67)       N/A
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      16.94        0.06            2.01       (0.05)         (2.22)       N/A
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......      17.89        0.00            0.31        0.00+         (1.26)       N/A
INSTITUTIONAL SHARES++
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      17.07        0.17           (1.16)      (0.17)         (0.67)       N/A
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      18.73        0.03            0.54       (0.01)         (2.22)       N/A

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO THE MASTER PORTFLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND'S MASTER PORTFOLIO.
  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 1, 1998.
 **  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 1, 1997.
  +  DISTRIBUTION WAS LESS THAN $.01 PER SHARE.
 ++  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
14

FINANCIAL HIGHLIGHTS                                              LIFEPATH FUNDS

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                              ENDING    RATIO TO AVERAGE NET ASSETS(1)
                           NET ASSET  ----------------------------------            PORTFOLIO      NET ASSETS,
                           VALUE PER  NET INVESTMENT       NET     GROSS     TOTAL   TURNOVER      END OF YEAR
                               SHARE    INCOME(LOSS)  EXPENSES  EXPENSES    RETURN    RATE(2)  (000'S OMITTED)
--------------------------------------------------------------------------------------------------------------------------

LIFEPATH 2020 FUND
A SHARES
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............  $   13.28           1.63%     1.30%     1.39%    -3.79%       39%   $       154,871
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      14.78           1.52%     1.30%     1.33%    10.45%       43%           176,460
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      14.91           1.61%     1.25%     1.26%    12.02%       36%           165,584
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      14.70           2.05%     1.20%      N/A     23.97%       41%           166,198
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      12.98           2.33%     1.20%      N/A     14.65%       61%           146,226
B SHARES**
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      13.17           1.12%     1.80%     1.94%    -4.25%       39%            47,591
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      14.66           1.02%     1.80%     1.95%     9.90%       43%            47,472
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      14.79           1.04%     1.76%     1.84%    11.56%       36%            28,467
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      14.55           1.33%     1.70%      N/A     23.05%       41%            12,129
C SHARES*
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      13.25           1.15%     1.80%     1.96%    -4.26%       39%             6,308
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      14.74           0.92%     1.80%     3.28%     9.87%       43%             3,009
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......      14.82           0.76%     1.71%    52.02%     1.70%       36%               192
INSTITUTIONAL SHARES++
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      13.42           1.93%     1.04%     1.04%    -3.58%       39%            64,541
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      14.89           1.69%     1.00%     1.01%     1.74%       43%             3,879

LIFEPATH 2030 FUND
--------------------------------------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      15.13           0.97%     1.30%     1.41%    -6.29%       27%           133,569
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      16.96           0.96%     1.30%     1.37%    12.63%       26%           140,867
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      17.15           1.07%     1.23%     1.26%    13.25%       19%           134,008
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      16.51           1.50%     1.20%      N/A     28.01%       27%           126,131
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      13.83           1.81%     1.20%      N/A     17.01%       42%           101,078
B SHARES**
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      14.88           0.47%     1.80%     2.00%    -6.79%       27%            34,570
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      16.72           0.44%     1.80%     1.98%    12.13%       26%            36,406
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      16.93           0.52%     1.75%     1.84%    12.64%       19%            25,206
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      16.28           0.76%     1.70%      N/A     26.93%       27%            12,469
C SHARES*
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      14.90           0.49%     1.80%     2.16%    -6.79%       27%             3,467
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      16.74           0.36%     1.80%     5.37%    12.05%       26%             1,293
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......      16.94           0.16%     1.73%    72.87%     1.98%       19%                92
INSTITUTIONAL SHARES++
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      15.24           1.27%     1.05%     1.05%    -6.08%       27%            19,156
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      17.07           1.06%     1.00%     1.02%     2.39%       26%             1,203

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO THE MASTER PORTFLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND'S MASTER PORTFOLIO.
  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 1, 1998.
 **  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 1, 1997.
  +  DISTRIBUTION WAS LESS THAN $.01 PER SHARE.
 ++  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIFEPATH FUNDS                                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS  DISTRIBUTIONS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET       FROM NET
                           VALUE PER      INCOME     GAINS(LOSS)  INVESTMENT       REALIZED
                               SHARE      (LOSS)  ON INVESTMENTS      INCOME          GAINS
-------------------------------------------------------------------------------------------

LIFEPATH 2040 FUND
A SHARES
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............  $   18.78  $     0.02  $        (1.98) $    (0.03) $       (1.29)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      17.87        0.05            2.78       (0.05)         (1.87)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      17.07        0.08            2.39       (0.08)         (1.59)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      14.50        0.13            4.17       (0.14)         (1.59)
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      12.84        0.16            2.35       (0.16)         (0.69)
B SHARES*
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      18.34       (0.05)          (1.95)       0.00+         (1.29)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      17.52       (0.04)           2.73        0.00          (1.87)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      16.76       (0.01)           2.33       (0.01)         (1.55)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      14.29        0.03            4.06       (0.03)         (1.59)
C SHARES+++
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      18.34       (0.05)          (1.94)       0.00+         (1.29)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      17.53       (0.04)           2.72        0.00          (1.87)
JULY 1, 1998 TO FEBRUARY
  28, 1999...............      18.01       (0.01)           1.08        0.00          (1.55)
INSTITUTIONAL SHARES++
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      18.90        0.07           (1.99)      (0.05)         (1.29)
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      19.97        0.00            0.80        0.00          (1.87)

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO THE MASTER PORTFLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND'S MASTER PORTFOLIO.
  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 1, 1997.
  +  DISTRIBUTION WAS LESS THAN $.01 PER SHARE.
 ++  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
16

FINANCIAL HIGHLIGHTS                                              LIFEPATH FUNDS

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                              ENDING    RATIO TO AVERAGE NET ASSETS(1)
                           NET ASSET  ----------------------------------            PORTFOLIO      NET ASSETS,
                           VALUE PER  NET INVESTMENT       NET     GROSS     TOTAL   TURNOVER      END OF YEAR
                               SHARE    INCOME(LOSS)  EXPENSES  EXPENSES    RETURN    RATE(2)  (000'S OMITTED)
--------------------------------------------------------------------------------------------------------------------------

LIFEPATH 2040 FUND
A SHARES
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............  $   15.50           0.15%     1.30%     1.41%   -11.09%       20%   $       218,085
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      18.78           0.24%     1.30%     1.36%    15.65%       29%           306,002
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      17.87           0.42%     1.25%     1.26%    14.98%       19%           261,808
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      17.07           0.82%     1.20%      N/A     30.66%       34%           248,195
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      14.50           1.22%     1.20%      N/A     20.17%       48%           189,560
B SHARES*
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      15.05          -0.35%     1.80%     2.05%   -11.53%       20%            84,993
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      18.34          -0.28%     1.80%     1.95%    15.07%       29%            93,757
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      17.52          -0.12%     1.75%     1.78%    14.37%       19%            63,395
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      16.76           0.08%     1.70%      N/A     29.47%       34%            30,754
C SHARES+++
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      15.06          -0.35%     1.80%     1.96%   -11.52%       20%             6,349
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      18.34          -0.30%     1.80%     2.55%    15.07%       29%             6,095
JULY 1, 1998 TO FEBRUARY
  28, 1999...............      17.53          -0.39%     1.71%     4.71%     6.40%       19%             3,096
INSTITUTIONAL SHARES++
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      15.64           0.46%     1.04%     1.07%   -10.80%       20%            31,613
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      18.90           0.24%     1.00%     1.01%     3.27%       29%             1,069

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO THE MASTER PORTFLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND'S MASTER PORTFOLIO.
  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 1, 1997.
  +  DISTRIBUTION WAS LESS THAN $.01 PER SHARE.
 ++  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIFEPATH FUNDS                                 NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 10, 1999, and is currently comprised of 67 separate series. These financial statements represent the LifePath Opportunity, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Funds (each a "Fund," collectively the "Funds").
   The following significant accounting policies are consistently followed by the Trust in preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
   Each Fund is authorized to issue four classes of shares: Class A, Class B, Class C and Institutional Class. The four classes of shares differ principally in their respective distribution, servicing and transfer agent fees and sales charges. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights; differences in per share income dividend rates are generally due to differences in separate class expenses, including distribution fees and from weightings of pro rata income allocations.

INVESTMENT POLICIES AND SECURITY VALUATION
   Each Fund invests all of its assets in a separate series of Master Investment Portfolio ("MIP") (each, a "Master Portfolio"). Each Master Portfolio has the same investment objectives as the Fund bearing the corresponding name. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (64.21%, 62.08%, 57.02%, 67.84%, and 75.98%) for the LifePath Opportunity, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Funds, respectively, at February 28, 2001. The method by which the MIP values its securities is discussed in Note 1 of the MIP's Notes to Financial Statements, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Each Fund records its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio, on a daily basis.
   The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

RECLASSIFICATION OF CAPITAL ACCOUNTS
   As of February 28, 2001, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

                                         Undistributed
                                         Net Investment   Undistributed net
    Fund Name                                Income      Realized Gain/(Loss)  Paid-in Capital
    LIFEPATH OPPORTUNITY FUND                   6,158               (6,158)

    LIFEPATH 2010 FUND                         (5,630)               5,630

    LIFEPATH 2020 FUND                        255,305                4,875          (260,180)

    LIFEPATH 2030 FUND                        (10,008)              10,008

    LIFEPATH 2040 FUND                       (186,403)             186,403

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Each Fund declares and pays dividends to shareholders from net investment income quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed at least annually.

NOTES TO THE FINANCIAL STATEMENTS                                 LIFEPATH FUNDS
--------------------------------------------------------------------------------

   Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which income and realized gains (losses) were recorded by the Funds.

FEDERAL INCOME TAXES
   Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provisions for federal taxes was required at February 28, 2001.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
   The Trust has entered into an Administration Agreement with Wells Fargo Funds Management, LLC ("Funds Management") on behalf of the Funds. Under the Administration Agreement, Funds Management acts as sole Administrator of the Funds and is entitled to receive on a monthly basis, fees at an annual rate of .15% of the average of the average daily net assets of the Funds. Investors Bank & Trust Company ("IBT") serves as the Sub-Administrator to each Fund. IBT is entitled to receive a separate fee from Funds Management for its Sub-Administrator services.
   Funds Management as the Funds' administrator, has committed to reimburse each Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio. Funds Management has committed through July 1, 2002 to maintain the current net operating expense ratio shown in the Financial Highlights for each fund. Actual reimbursements and waivers have a positive effect on performance information. For the year ended February 28, 2001, Funds Management waived a portion of each Fund's expenses. Expense waiver information is included in the Funds' Statements of Operations.
   The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. Funds Management will continue to provide sub-transfer agency services to the Funds.
   On behalf of the Funds, the Trust may enter into servicing agreements with certain financial institutions, securities dealers, and other industry professionals (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. For the services provided pursuant to a Shareholder Servicing Agreement, Class A, Class B, Class C and Institutional Class may pay each Shareholder Servicing Agent a fee up to 0.25% of the average daily net asset value of each Fund's shares beneficially owned by customers of the Shareholder Servicing Agent. The Trust has entered into a Shareholder Servicing Agreement with Barclays Global Investors, N.A. ("BGI").
   The Trust has entered into an agreement with Stephens Inc. ("Stephens") on behalf of its shares for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, whereby Stephens may be compensated for services incurred on behalf of the Class A, Class B and Class C shares. For providing these services, Stephens is entitled to receive 0.25% of the average daily net assets of Class A shares on an annual basis and 0.75% of the average daily net assets of Class B and Class C shares on an annual basis. There are no 12b-1 fees charged for Institutional Class shares.

3. CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
   As of February 28, 2001, the Trust has authorized an unlimited number of shares of beneficial interest without par value. Transactions in capital shares for each Fund are disclosed in detail in the Statement of Changes in Net Assets.

4. NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------
   In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Funds' financial statements. These changes are not expected to have any material impact on the net assets of the Funds.

                      [This page intentionally left blank]

INDEPENDENT AUDITORS' REPORT                                      LIFEPATH FUNDS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities of LifePath Opportunity Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund and LifePath 2040 Fund, five of the funds comprising Wells Fargo Funds Trust (the Trust), as of February 28, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of February 28, 2001, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

[LOGO]

San Francisco, California
April 13, 2001

LIFEPATH INCOME MASTER PORTFOLIO     SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS
PERCENT OF NET ASSETS                                      18.94%

U.S. COMMON STOCKS
PERCENT OF NET ASSETS                                      14.65%
ADVERTISING
PERCENT OF NET ASSETS                                       0.02%
INTERPUBLIC GROUP OF COMPANIES INC.              176  $     6,617
OMNICOM GROUP INC.                               111       10,067
                                                      -----------
                                                      $    16,684
AEROSPACE / DEFENSE
PERCENT OF NET ASSETS                                       0.10%
GOODRICH (B.F.) CO.                              182  $     7,360
NORTHROP GRUMMAN CORP.                           129       12,120
SEQUA CORP. "A"+                               1,610       72,192
TITAN CORP. (THE)+                               500       12,350
                                                      -----------
                                                      $   104,022
AIRLINES
PERCENT OF NET ASSETS                                       0.02%
SOUTHWEST AIRLINES CO.                         1,145  $    21,288
US AIRWAYS GROUP INC.+                            63        2,602
                                                      -----------
                                                      $    23,890
APPAREL
PERCENT OF NET ASSETS                                       0.05%
LIZ CLAIBORNE INC.*                               81  $     3,945
NIKE INC. "B"                                    293       11,442
UNIFI INC.+                                    3,268       22,549
WARNACO GROUP INC. "A"                         3,400       16,320
                                                      -----------
                                                      $    54,256
AUTO MANUFACTURERS
PERCENT OF NET ASSETS                                       0.04%
GENERAL MOTORS CORP. "A"                         651  $    34,711
PACCAR INC.                                       93        4,313
                                                      -----------
                                                      $    39,024
AUTO PARTS & EQUIPMENT
PERCENT OF NET ASSETS                                       0.10%
COOPER TIRE & RUBBER CO.                       1,065  $    14,228
SUPERIOR INDUSTRIES INTERNATIONAL INC.         2,422       90,341
                                                      -----------
                                                      $   104,569
BANKS
PERCENT OF NET ASSETS                                       1.01%
AMSOUTH BANCORP                                  695  $    12,107
BANK OF NEW YORK CO. INC.                        978       50,641
BANK ONE CORP.                                 1,665       58,728
BANKUNITED FINANCIAL CORP. "A"+                2,300       22,712
BB&T CORP.                                       400       14,452
CENTRAL COAST BANCORP+                           650       11,862
CENTURY SOUTH BANKS INC.                         500       16,625
COMERICA INC.                                    294       18,713
FIFTH THIRD BANCORP                              708       38,099
FIRST UNION CORP.                              1,301       42,113
FIRST VIRGINIA BANKS INC.                          1           46
                                            SHARES       VALUE
FIRSTFED AMERICA BANCORP INC.                    800  $    12,360
FLEETBOSTON FINANCIAL CORP.                    1,354       55,852
GA FINANCIAL INC.                              1,300       18,928
GOLDEN WEST FINANCIAL CORP.                      462       25,341
HAMILTON BANCORP INC.+                         2,800       26,775
HUNTINGTON BANCSHARES INC.                       328        4,900
ITLA CAPITAL CORP.+                              600       11,634
JP MORGAN CHASE & CO.                          2,700      125,982
MELLON FINANCIAL CORP.                           684       31,676
NORTHERN TRUST CORP.                             338       24,040
OLD KENT FINANCIAL CORP.                         244        9,697
PNC FINANCIAL SERVICES GROUP*                    419       29,120
REGIONS FINANCIAL CORP.                        1,270       38,100
SOUTHTRUST CORP.                                 286       12,101
STATE STREET CORP.                               205       20,592
SUMMIT BANCORP                                   274       11,508
SUN BANCORP INC. "B"+                          1,200       10,425
SUNTRUST BANKS INC.                              238       15,644
SYNOVUS FINANCIAL CORP.                          397       11,045
TROY FINANCIAL CORP.                           1,000       15,500
U.S. BANCORP*                                  2,789       64,701
UNION PLANTERS CORP.                             173        6,584
USB HOLDING CO. INC.                             700        8,673
WACHOVIA CORP.                                    72        4,546
WELLS FARGO & COMPANY                          2,497      123,951
WINTRUST FINANCIAL CORP.                         600       11,062
WSFS FINANCIAL CORP.                           2,700       36,619
YARDVILLE NATIONAL BANCORP                     1,100       15,400
                                                      -----------
                                                      $ 1,068,854
BEVERAGES
PERCENT OF NET ASSETS                                       0.24%
ALICO INC.                                       500  $     8,156
BROWN-FORMAN CORP. "B"                            64        4,064
COCA-COLA CO.                                  2,407      127,643
COCA-COLA ENTERPRISES INC.*                      516       11,713
COORS (ADOLF) COMPANY "B"                        559       37,425
GUMTECH INTERNATIONAL INC.+*                     400        2,800
PEPSICO INC.                                   1,447       66,678
                                                      -----------
                                                      $   258,479
BIOTECHNOLOGY
PERCENT OF NET ASSETS                                       0.17%
AMGEN INC.+                                    1,168  $    84,169
BIOGEN INC.+                                     296       21,182
CELLEGY PHARMACEUTICALS INC.+                  1,500        9,000
IMMUNOMEDICS INC.+                               600        7,762
INTEGRA LIFESCIENCES HOLDINGS
  CORPORATION+                                   500        6,562
MYRIAD GENETICS INC.+                            400       22,150
NANOGEN INC.+                                    500        3,625
REGENERON PHARMACEUTICALS INC.+                  700       21,962
                                                      -----------
                                                      $   176,412

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001     LIFEPATH INCOME MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)

BUILDING MATERIALS
PERCENT OF NET ASSETS                                       0.03%
VULCAN MATERIALS CO.                             190  $     8,043
YORK INTERNATIONAL CORP.                         802       25,664
                                                      -----------
                                                      $    33,707
CHEMICALS
PERCENT OF NET ASSETS                                       0.39%
AIRGAS INC.+                                   4,800  $    38,928
ASHLAND INC.                                      99        3,842
DU PONT (E.I.) DE NEMOURS                        880       38,447
EASTMAN CHEMICAL CO.                             914       47,025
ENGELHARD CORP.                                  100        2,393
GEORGIA GULF CORP.                             1,837       31,817
GRACE (W.R.) & COMPANY+                        2,142        4,327
GREAT LAKES CHEMICAL CORP.                        67        2,218
HERCULES INC.*                                   282        3,971
MISSISSIPPI CHEMICAL CORP.                     6,000       26,700
POLYONE CORP.                                  6,980       60,028
SCHULMAN (A.) INC.                             5,403       65,174
SHERWIN-WILLIAMS CO.                             181        4,543
SIGMA-ALDRICH CORP.                              418       18,183
WELLMAN INC.                                   3,663       64,322
                                                      -----------
                                                      $   411,918
COAL
PERCENT OF NET ASSETS                                       0.00%
MASSEY ENERGY CO.                                113  $     2,219
                                                      -----------
COMMERCIAL SERVICES
PERCENT OF NET ASSETS                                       0.25%
AURORA BIOSCIENCES CORP.+                        200  $     3,650
BLOCK (H & R) INC.                               305       15,036
CENDANT CORP.+                                 1,042       13,629
DELUXE CORP.                                      64        1,558
DONNELLEY (R.R.) & SONS CO.                      139        4,121
DUN & BRADSTREET CORP.+                           37          929
ECOLAB INC.                                       84        3,524
EQUIFAX INC.                                     111        3,364
FIRST HEALTH GROUP CORP.+                        768       32,784
MCKESSON HBOC INC.                               445       12,941
MOODY'S CORP.                                     75        2,022
NEFF CORP.+                                      100          110
OGDEN CORP.+                                   2,201       35,722
PAYCHEX INC.                                     552       22,045
QUINTILES TRANSNATIONAL CORP.+                   790       14,220
SODEXHO MARRIOTT SERVICES INC.+                1,944       56,765
STAFF LEASING INC.+                              100          325
STEWART ENTERPRISES INC. "A"                  11,400       38,119
                                                      -----------
                                                      $   260,864
COMPUTERS
PERCENT OF NET ASSETS                                       0.95%
APPLE COMPUTER INC.+                             650  $    11,862
CERIDIAN CORP.+                                  192        3,884
CISCO SYSTEMS INC.+                            7,774      184,147
                                            SHARES       VALUE
COGNIZANT TECHNOLOGY SOLUTIONS CORP.+            500  $    21,000
COMPAQ COMPUTER CORP.                          2,547       51,449
COMPUTER SCIENCES CORP.+                         132        7,882
COMPUTER TASK GROUP INC.                         500        3,000
DELL COMPUTER CORP.+                           3,072       67,200
ELECTRONIC DATA SYSTEMS CORP.                    558       35,617
EMC CORP.+                                     2,634      104,728
ENTRADA NETWORKS INC.+                            25           50
EXTENDED SYSTEMS INC.+                           300        4,500
GATEWAY INC.+                                    510        8,772
HEWLETT-PACKARD CO.                            2,728       78,703
INTERNATIONAL BUSINESS MACHINES CORP.          1,880      187,812
LEXMARK INTERNATIONAL GROUP INC. "A"+            280       14,560
MCDATA CORPORATION "A"+                           67        1,198
NCR CORP.+                                       161        7,084
NETEGRITY INC.+                                  300       13,312
NETWORK APPLIANCE INC.+                          600       17,850
NYFIX INC.+                                      700       17,325
PALM INC.+                                     1,008       17,514
SUN MICROSYSTEMS INC.+                         3,756       74,650
UNISYS CORP.+                                    540        8,845
VERITAS SOFTWARE CORP.+                          796       51,690
WEBTRENDS CORP.+                                 400        6,050
                                                      -----------
                                                      $ 1,000,684
COSMETICS / PERSONAL CARE
PERCENT OF NET ASSETS                                       0.10%
ALAMOSA HOLDINGS INC.                          1,192  $    47,752
AVON PRODUCTS INC.                               350       14,861
COLGATE-PALMOLIVE CO.                            588       34,721
INTERNATIONAL FLAVORS & FRAGRANCES INC.          156        3,153
                                                      -----------
                                                      $   100,487
DISTRIBUTION / WHOLESALE
PERCENT OF NET ASSETS                                       0.03%
COSTCO WHOLESALE CORP.+                          650  $    27,137
GRAINGER (W.W.) INC.                              72        2,521
                                                      -----------
                                                      $    29,658
DIVERSIFIED FINANCIAL SERVICES
PERCENT OF NET ASSETS                                       0.92%
AMERICAN EXPRESS CO.                           1,493  $    65,513
BEAR STEARNS COMPANIES INC.                        1           51
CAPITAL ONE FINANCIAL CORP.                      400       22,100
CITIGROUP INC.                                 7,974      392,161
COUNTRYWIDE CREDIT INDUSTRIES INC.               194        8,581
DVI INC.+                                        500        8,300
FRANKLIN RESOURCES INC.                          418       17,447
HOUSEHOLD INTERNATIONAL INC.                     739       42,803
LEHMAN BROTHERS HOLDINGS INC.                    460       31,579
MBNA CORP.                                     1,416       46,558
MERRILL LYNCH & CO. INC.                       1,360       81,464

LIFEPATH INCOME MASTER PORTFOLIO     SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
MORGAN STANLEY DEAN WITTER & CO.               1,688  $   109,939
PROVIDIAN FINANCIAL CORP.                        394       19,704
SCHWAB (CHARLES) CORP.                         1,901       39,731
STIFEL FINANCIAL CORP.                         1,700       22,355
STILWELL FINANCIAL INC.                          466       14,865
T ROWE PRICE GROUP INC.                          290       10,349
USA EDUCATION INC.                               235       17,045
WFS FINANCIAL INC.+                              300        5,794
WIT SOUNDVIEW GROUP INC.+                      3,000        8,906
WORLD ACCEPTANCE CORP.+                        1,200        6,900
                                                      -----------
                                                      $   972,145
ELECTRIC
PERCENT OF NET ASSETS                                       0.42%
AES CORP.+                                       700  $    37,779
AMEREN CORP.                                     188        7,928
AMERICAN ELECTRIC POWER INC.                      38        1,807
CINERGY CORP.                                    157        5,123
CMS ENERGY CORP.*                                100        2,955
CONSOLIDATED EDISON INC.                         255        9,402
CONSTELLATION ENERGY GROUP INC.                   67        2,861
DOMINION RESOURCES INC.                        2,745      179,962
DTE ENERGY CO.*                                  208        7,552
DUKE ENERGY CORP.                                982       40,016
EDISON INTERNATIONAL                             237        3,531
ENTERGY CORP.                                    250        9,707
EXELON CORP.                                     344       22,487
FIRSTENERGY CORP.                                260        7,324
FPL GROUP INC.                                   211       13,726
GPU INC.                                         122        3,781
NIAGARA MOHAWK HOLDINGS INC.+                  1,771       30,426
NISOURCE INC.                                    167        4,781
PG&E CORP.                                       346        4,830
PROGRESS ENERGY INC.                             143        6,186
PUBLIC SERVICE ENTERPRISE GROUP INC.             208        9,320
RELIANT ENERGY INC.                              234        9,830
SOUTHERN CO.                                     655       20,272
XCEL ENERGY INC.                                 245        6,909
                                                      -----------
                                                      $   448,495
ELECTRICAL COMPONENTS & EQUIPMENT
PERCENT OF NET ASSETS                                       0.03%
UCAR INTERNATIONAL INC.+                       2,000  $    26,000
                                                      -----------
ELECTRONICS
PERCENT OF NET ASSETS                                       0.10%
AGILENT TECHNOLOGIES INC.+                       686  $    24,696
APPLERA CORP. - APPLIED BIOSYSTEMS GROUP         336       23,218
BOLDER TECHNOLOGIES CORP.+                       200           44
JOHNSON CONTROLS INC.*                            86        5,717
MILLIPORE CORP.                                  242       12,705
SOLECTRON CORP.+                               1,090       29,702
                                            SHARES       VALUE
THERMO ELECTRON CORP.+                           311  $     8,677
THOMAS & BETTS CORP.                             158        3,015
                                                      -----------
                                                      $   107,774
ENGINEERING & CONSTRUCTION
PERCENT OF NET ASSETS                                       0.00%
FLUOR CORP.                                      113  $     4,308
WASHINGTON GROUP WARRANTS (EXPIRES
  03/11/03)+                                       4           10
                                                      -----------
                                                      $     4,318
ENTERTAINMENT
PERCENT OF NET ASSETS                                       0.00%
BARNESANDNOBLE.COM INC.+                         100  $       137
GLOBAL SPORTS INC.+*                             800        4,500
GOLDEN BOOKS FAMILY ENTERTAINMENT INC.+            1            1
                                                      -----------
                                                      $     4,638
ENVIRONMENTAL CONTROL
PERCENT OF NET ASSETS                                       0.03%
ALLIED WASTE INDUSTRIES INC.+                  1,700  $    27,455
                                                      -----------
FOOD
PERCENT OF NET ASSETS                                       0.24%
ALBERTSON'S INC.                                 285  $     8,279
ARCHER-DANIELS-MIDLAND CO.                       661        9,948
CAMPBELL SOUP CO.                                280        8,380
CONAGRA FOODS INC.                               548       10,785
DREYER'S GRAND ICE CREAM INC.                    300        9,019
GENERAL MILLS INC.                               200        8,970
GREAT ATLANTIC & PACIFIC TEA CO.               3,259       31,123
HEINZ (H.J.) CO.                                 625       26,612
HERSHEY FOODS CORP.                              359       23,008
KELLOGG CO.                                      256        6,807
KROGER CO.+                                      732       17,744
QUAKER OATS CO.                                  102        9,947
RALSTON PURINA GROUP                             295        9,198
SAFEWAY INC.+                                    568       30,848
SUPERVALU INC.                                    86        1,207
SYSCO CORP.                                      620       16,901
WINN-DIXIE STORES INC.                           746       19,053
WRIGLEY (WILLIAM JR.) CO.                         74        6,891
                                                      -----------
                                                      $   254,720
FOREST PRODUCTS & PAPER
PERCENT OF NET ASSETS                                       0.13%
BOISE CASCADE CORP.                               59  $     1,893
CHESAPEAKE CORP.                               1,456       37,565
GLATFELTER (P.H.) CO.                          7,686       92,155
MEAD CORP.                                       102        2,794
TEMPLE-INLAND INC.                                49        2,332
WESTVACO CORP.                                    56        1,468
                                                      -----------
                                                      $   138,207
GAS
PERCENT OF NET ASSETS                                       0.19%
NICOR INC.                                     1,644  $    60,828

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001     LIFEPATH INCOME MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
PEOPLES ENERGY CORP.                           3,453  $   135,185
SEMPRA ENERGY                                    148        3,308
SOUTHWESTERN ENERGY COMPANY                      400        4,160
                                                      -----------
                                                      $   203,481
HAND / MACHINE TOOLS
PERCENT OF NET ASSETS                                       0.01%
BLACK & DECKER CORP.                             116  $     4,815
SNAP-ON INC.                                     238        6,735
STANLEY WORKS (THE)                               92        3,202
                                                      -----------
                                                      $    14,752
HEALTH CARE
PERCENT OF NET ASSETS                                       0.60%
ADVANCED TISSUE SCIENCES INC.+                 1,100  $     4,400
AKSYS LTD.+                                      500        4,000
AMERICAN RETIREMENT CORP.+                       700        2,975
APRIA HEALTHCARE GROUP INC.+                   2,000       49,220
BARD (C.R.) INC.                                 143        6,345
BAUSCH & LOMB INC.*                              146        7,843
BAXTER INTERNATIONAL INC.                        205       18,878
BIOMET INC.                                      268       10,402
BOSTON SCIENTIFIC CORP.+                         612       10,092
CYBERONICS INC.+                                 600       13,725
CYGNUS INC.+                                   2,600       13,569
ENDOCARDIAL SOLUTIONS INC.+                      200          975
GUIDANT CORP.+                                   297       15,138
HEALTHSOUTH CORP.+                               490        7,801
HUMANA INC.+                                   3,367       45,454
JOHNSON & JOHNSON                              1,310      127,502
LASER VISION CENTERS INC.+                     1,100        5,225
MANOR CARE INC.+                                 701       17,097
MATRIA HEALTHCARE INC.+                           50          712
MEDTRONIC INC.                                 1,182       60,495
OAKLEY INC.+                                   1,800       30,240
RITA MEDICAL SYSTEMS INC.+                     1,200        4,575
SIERRA HEALTH SERVICES INC.+                     800        4,200
SPACELABS MEDICAL INC.+                          800        9,800
ST. JUDE MEDICAL INC.+                           332       18,632
UNITED WISCONSIN SERVICES                      1,700       10,710
UNITEDHEALTH GROUP INC.                          514       30,444
VARIAN MEDICAL SYSTEMS INC.+                   1,377       91,433
WEST PHARMACEUTICAL SERVICES INC.                400       10,040
                                                      -----------
                                                      $   631,922
HOME BUILDERS
PERCENT OF NET ASSETS                                       0.08%
CENTEX CORP.                                     104  $     4,281
KB HOME                                          949       26,476
PULTE CORP.                                    1,490       51,181
                                                      -----------
                                                      $    81,938
                                            SHARES       VALUE

HOME FURNISHINGS
PERCENT OF NET ASSETS                                       0.03%
LEGGETT & PLATT INC.                           1,196  $    23,131
MAYTAG CORP.                                      66        2,211
WHIRLPOOL CORP.                                   73        3,860
                                                      -----------
                                                      $    29,202
HOUSEHOLD PRODUCTS / WARES
PERCENT OF NET ASSETS                                       0.08%
AMERICAN GREETINGS CORP. "A"                   1,023  $    13,360
AVERY DENNISON CORP.                              70        3,710
CLOROX CO.                                       556       19,994
FORTUNE BRANDS INC.                              180        6,080
NEWELL RUBBERMAID INC.                           405       10,656
TUPPERWARE CORP.                               1,163       27,447
                                                      -----------
                                                      $    81,247
INSURANCE
PERCENT OF NET ASSETS                                       0.52%
AMERICAN INTERNATIONAL GROUP INC.              3,892  $   318,366
AON CORP.                                        345       11,823
CHUBB CORP.                                      195       13,991
CIGNA CORP.                                      217       23,798
CINCINNATI FINANCIAL CORP.                       120        4,417
HARTFORD FINANCIAL SERVICES GROUP INC.           292       18,644
HORACE MANN EDUCATORS CORP.                    3,100       51,522
LINCOLN NATIONAL CORP.                           238       10,441
MARSH & MCLENNAN COMPANIES INC.                  320       34,240
MBIA INC.                                         94        7,142
MGIC INVESTMENT CORP.                             95        5,505
PROFESSIONALS GROUP INC.+                        200        4,812
PROGRESSIVE CORPORATION                           75        7,425
SAFECO CORP.*                                    156        3,393
ST. PAUL COMPANIES INC.                          264       12,221
TORCHMARK CORP.                                  142        4,939
VESTA INSURANCE GROUP                          2,900       19,865
                                                      -----------
                                                      $   552,544
IRON / STEEL
PERCENT OF NET ASSETS                                       0.00%
USX-U.S. STEEL GROUP INC.                        126  $     1,920
                                                      -----------
LEISURE TIME
PERCENT OF NET ASSETS                                       0.06%
BRUNSWICK CORP.                                  126  $     2,683
CARNIVAL CORP. "A"                               670       22,338
HARLEY-DAVIDSON INC.                             392       16,993
SABRE HOLDINGS CORP.+                            396       17,076
                                                      -----------
                                                      $    59,090
LODGING
PERCENT OF NET ASSETS                                       0.10%
CHOICE HOTELS INTERNATIONAL INC.+              3,559  $    48,046
EXTENDED STAY AMERICA INC.+                    3,400       50,320

LIFEPATH INCOME MASTER PORTFOLIO     SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
HARRAH'S ENTERTAINMENT INC.+                     148  $     4,591
HILTON HOTELS CORP.                              300        3,213
                                                      -----------
                                                      $   106,170
MACHINERY
PERCENT OF NET ASSETS                                       0.16%
BRIGGS & STRATTON CORP.                          442  $    17,486
DOVER CORP.                                      185        7,097
FLOWSERVE CORP.+                               3,000       63,000
NORDSON CORP.                                  2,028       56,657
TECUMSEH PRODUCTS CO. "A"                        541       27,253
                                                      -----------
                                                      $   171,493
MANUFACTURERS
PERCENT OF NET ASSETS                                       0.71%
CRANE CO.                                        120  $     3,198
EATON CORP.*                                      76        5,407
GENERAL ELECTRIC CO.                          10,429      484,948
HONEYWELL INTERNATIONAL INC.                   1,079       50,400
ITT INDUSTRIES INC.                              126        5,109
NATIONAL SERVICE INDUSTRIES INC.               2,639       63,785
PALL CORP.                                       113        2,584
TYCO INTERNATIONAL LTD.                        2,386      130,395
                                                      -----------
                                                      $   745,826
MEDIA
PERCENT OF NET ASSETS                                       0.65%
AOL TIME WARNER INC.+                          4,806  $   211,608
BEASLEY BROADCAST GROUP INC. "A"+                700       10,194
CLEAR CHANNEL COMMUNICATIONS INC.+               833       47,606
COMCAST CORP. "A"+                             1,300       56,306
CTN MEDIA GROUP INC.+                          1,600        3,800
DOW JONES & CO. INC.                              64        3,942
GANNETT CO. INC.                                 298       19,710
GRAY COMMUNICATIONS SYSTEMS INC.                 500        9,025
HARCOURT GENERAL INC.                             79        4,427
HOLLYWOOD MEDIA CORP.+                           700        2,756
KNIGHT RIDDER INC.*                              124        7,409
LYNCH INTERACTIVE CORP.+                         200        9,350
MCGRAW-HILL COMPANIES INC.                       202       11,910
MEREDITH CORP.                                 1,882       67,639
NEW YORK TIMES CO. "A"                           262       11,580
TRIBUNE CO.                                      396       16,078
VIACOM INC. "B"+                               2,251      111,875
WALT DISNEY CO. (THE)                          2,549       78,892
YOUTHSTREAM MEDIA NETWORKS INC.+                 600          844
                                                      -----------
                                                      $   684,951
                                            SHARES       VALUE

METAL FABRICATE / HARDWARE
PERCENT OF NET ASSETS                                       0.05%
TIMKEN CO.                                     1,342  $    21,472
WORTHINGTON INDUSTRIES INC.                    3,277       32,278
                                                      -----------
                                                      $    53,750
METALS-DIVERSIFIED
PERCENT OF NET ASSETS                                       0.01%
GULF ISLAND FABRICATION INC.+                    600  $    10,650
                                                      -----------
MINING
PERCENT OF NET ASSETS                                       0.09%
ALCOA INC.                                     1,058  $    37,834
HOMESTAKE MINING COMPANY                       6,842       38,452
NEWMONT MINING CORP.                             487        8,198
PHELPS DODGE CORP.                               125        5,750
                                                      -----------
                                                      $    90,234
OFFICE / BUSINESS EQUIPMENT
PERCENT OF NET ASSETS                                       0.01%
PITNEY BOWES INC.                                266  $     9,057
XEROX CORP.                                      920        5,557
                                                      -----------
                                                      $    14,614
OIL & GAS PRODUCERS
PERCENT OF NET ASSETS                                       0.67%
AMERADA HESS CORP.                                22  $     1,584
ANADARKO PETROLEUM CORP.                         272       17,000
BURLINGTON RESOURCES INC.                        194        8,718
CHEVRON CORP.                                    660       56,536
CONOCO INC.                                      600       17,280
EXXON MOBIL CORP.                              5,148      417,245
KERR-MCGEE CORP.*                                 97        6,270
MARKWEST HYDROCARBON INC.+                       500        4,000
PRIZE ENERGY CORP.+                            1,500       30,675
ROWAN COMPANIES INC.+*                         1,466       41,854
SOUTH JERSEY INDUSTRIES                          200        6,400
SUNOCO INC.                                      205        6,814
TEXACO INC.                                      602       38,588
TOSCO CORP.                                      261       10,453
TRANSOCEAN SEDCO FOREX INC.                      641       30,851
UNOCAL CORP.                                     204        7,193
USX-MARATHON GROUP INC.                          255        7,043
                                                      -----------
                                                      $   708,504
OIL & GAS SERVICES
PERCENT OF NET ASSETS                                       0.10%
BAKER HUGHES INC.                                699  $    27,401
HALLIBURTON CO.*                                 665       26,480
SCHLUMBERGER LTD.                                861       54,889
                                                      -----------
                                                      $   108,770
PACKAGING & CONTAINERS
PERCENT OF NET ASSETS                                       0.08%
BALL CORP.                                       744  $    30,802
BEMIS CO.                                         42        1,429
OWENS-ILLINOIS INC.+                             436        3,423

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001     LIFEPATH INCOME MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
PACTIV CORP.+                                  3,208  $    43,148
SEALED AIR CORP.+*                                57        2,232
                                                      -----------
                                                      $    81,034
PHARMACEUTICALS
PERCENT OF NET ASSETS                                       1.12%
ABBOTT LABORATORIES                            1,503  $    73,632
ALZA CORP.+                                      374       14,792
AMERICAN HOME PRODUCTS CORP.                   1,395       86,169
BERGEN BRUNSWIG CORP. "A"                      3,559       64,026
BRISTOL-MYERS SQUIBB CO.                       1,998      126,693
CARDINAL HEALTH INC.                             311       31,566
HYSEQ INC.+                                      400        4,850
KOS PHARMACEUTICALS INC.+                        500        8,750
LILLY (ELI) AND COMPANY                        1,214       96,464
MERCK & CO. INC.                               2,426      194,565
ORPHAN MEDICAL INC.+                             600        8,325
PFIZER INC.                                    6,706      301,770
PHARMACEUTICAL RESOURCES INC.+                   800        8,608
PHARMACIA CORPORATION                          1,394       72,070
SCHERING-PLOUGH CORP.                          1,561       62,830
TWINLAB CORP.+                                 1,000        2,250
WATSON PHARMACEUTICALS INC.+                     490       27,195
                                                      -----------
                                                      $ 1,184,555
PIPELINES
PERCENT OF NET ASSETS                                       0.14%
EL PASO CORP.*                                   922  $    64,817
ENRON CORP.                                      876       60,006
WILLIAMS COMPANIES INC.                          450       18,765
                                                      -----------
                                                      $   143,588
REAL ESTATE
PERCENT OF NET ASSETS                                       0.15%
AEGIS REALTY INC.                              3,400  $    35,870
ANNALY MORTGAGE MANAGEMENT INC.                1,400       16,100
BOYKIN LODGING CO.                             2,000       22,200
ENTERTAINMENT PROPERTIES TRUST*                1,900       26,315
LTC PROPERTIES INC.                              200          804
MID ATLANTIC REALTY TRUST                      2,000       25,700
NATIONAL GOLF PROPERTIES INC.                  1,000       22,180
PHILIPS INTERNATIONAL REALTY CORP.             1,200        5,160
                                                      -----------
                                                      $   154,329
RETAIL
PERCENT OF NET ASSETS                                       0.94%
ANNTAYLOR STORES CORP.+                          747  $    19,295
AUTOZONE INC.+                                   126        3,183
BED BATH & BEYOND INC.+                          400        9,850
BEST BUY CO. INC.+                               330       13,517
BOB EVANS FARMS INC.                           4,968       99,360
CBRL GROUP INC.                                2,949       55,847
CIRCUIT CITY STORES INC.                         344        5,218
                                            SHARES       VALUE

CONSOLIDATED STORES CORP.+                       458  $     7,104
CVS CORP.                                        504       30,744
DARDEN RESTAURANTS INC.                           90        1,956
DILLARDS INC. "A"                                318        5,978
DOLLAR GENERAL CORP.                             463        8,612
DRUGSTORE.COM INC.+                              100          131
GAP INC.                                         858       23,372
GOLDEN STATE BANCORP INC.+                       200          262
HOME DEPOT INC.                                2,399      101,957
KOHLS CORP.+                                     514       33,878
LIMITED INC.                                     397        7,007
LONGS DRUG STORES CORP.                        1,466       40,901
LOWE'S COMPANIES INC.                            404       22,576
MCDONALD'S CORP.                                 538       15,817
NEIMAN-MARCUS GROUP INC. "A"+                    600       21,840
NORDSTROM INC.                                   214        3,948
OFFICE DEPOT INC.+                               477        4,388
1-800-FLOWERS.COM INC.+                          900        5,344
PC CONNECTION INC.+                              300        3,694
RADIOSHACK CORP.                                 132        5,650
RITE AID CORP.+                                  838        4,374
RUBY TUESDAY INC.                              4,668       79,356
7-ELEVEN INC.+                                   560        5,774
STAPLES INC.+                                    511        7,601
TARGET CORP.                                   1,226       47,814
TJX COMPANIES INC.                               276        8,440
WALGREEN CO.                                   1,050       46,536
WAL-MART STORES INC.                           4,706      235,724
WENDY'S INTERNATIONAL INC.                       131        3,242
                                                      -----------
                                                      $   990,290
SEMICONDUCTORS
PERCENT OF NET ASSETS                                       0.52%
ADVANCED MICRO DEVICES INC.+                     660  $    14,190
ALTERA CORP.+                                    680       15,725
ANALOG DEVICES INC.+                             582       21,709
APPLIED MATERIALS INC.+                        1,200       50,700
APPLIED MICRO CIRCUITS CORP.+                    600       16,050
AXCELIS TECHNOLOGIES INC.+                        89          820
BROADCOM CORP. "A"+                              400       19,700
EMCORE CORP.+                                    200        5,187
INTEL CORP.                                    7,364      210,334
LINEAR TECHNOLOGY CORP.                          504       19,971
LSI LOGIC CORP.+                                 536        8,635
MAXIM INTEGRATED PRODUCTS INC.+*                 700       32,288
MICRON TECHNOLOGY INC.+                          890       30,456
TERADYNE INC.+                                   342       10,681
TEXAS INSTRUMENTS INC.                         2,460       72,693
XILINX INC.+                                     508       19,749
                                                      -----------
                                                      $   548,888
SOFTWARE
PERCENT OF NET ASSETS                                       0.65%
ACTUATE CORP.+                                   600  $     7,275
ADOBE SYSTEMS INC.                               748       21,739

LIFEPATH INCOME MASTER PORTFOLIO     SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
AUTOMATIC DATA PROCESSING INC.                   608  $    35,872
BMC SOFTWARE INC.+                               469       14,129
COMPUTER ASSOCIATES INTERNATIONAL INC.           766       23,892
COMPUWARE CORP.+                                 750        7,734
DOCUMENTUM INC.+                                 600       12,825
EFUNDS CORP.+                                    435        6,634
FIRST DATA CORP.                                 543       33,536
GLOBIX CORP.+                                    600        2,325
IMS HEALTH INC.                                  290        7,801
MICROSOFT CORP.+                               5,606      330,754
NETIQ CORP.+                                     300        9,450
NETSOL INTERNATIONAL INC.+*                      400        1,600
NOVELL INC.+                                   1,025        6,086
ORACLE CORP.+                                  6,184      117,496
SIEBEL SYSTEMS INC.+                             800       30,600
YAHOO! INC.+                                     840       20,003
                                                      -----------
                                                      $   689,751
TELECOMMUNICATION EQUIPMENT
PERCENT OF NET ASSETS                                       0.27%
ADC TELECOMMUNICATIONS INC.+                   1,308  $    14,552
ANDREW CORP.+                                    690       10,350
AVAYA INC.+                                      673        9,422
COMVERSE TECHNOLOGY INC.+                        300       22,481
JDS UNIPHASE CORP.+                            1,900       50,825
LUCENT TECHNOLOGIES INC.                       4,583       53,117
MOTOROLA INC.                                  3,028       45,935
QUALCOMM INC.+                                   880       48,235
SORRENTO NETWORKS CORP.+                         200        2,600
TELLABS INC.+                                    564       24,569
                                                      -----------
                                                      $   282,086
TELECOMMUNICATIONS
PERCENT OF NET ASSETS                                       0.39%
CABLETRON SYSTEMS INC.+                          777  $    10,451
CONVERGENT COMMUNICATIONS INC.+                  900          309
CORNING INC.                                   1,325       35,908
GLOBAL CROSSING LTD.+                          1,402       22,754
GLOBAL TELESYSTEMS INC.+                       1,900        2,318
INTERDIGITAL COMMUNICATIONS CORP.+               600        5,063
NEXTEL COMMUNICATIONS INC. "A"+                1,076       25,891
PENTASTAR COMMUNICATIONS INC.+                   400       10,750
QWEST COMMUNICATIONS INTERNATIONAL INC.+       2,368       87,545
SPRINT CORP. (PCS GROUP)+                      1,464       36,864
TOLLGRADE COMMUNICATIONS INC.+                   200        3,913
VERIZON COMMUNICATIONS INC.                    3,365      166,568
                                                      -----------
                                                      $   408,334
                                            SHARES       VALUE
TELEPHONE
PERCENT OF NET ASSETS                                       0.57%
ALLTEL CORP.                                     349  $    18,741
AT&T CORP.                                     4,629      106,467
BELLSOUTH CORP.                                2,160       90,634
CENTURYTEL INC.                                  200        5,764
SBC COMMUNICATIONS INC.                        6,229      297,123
SPRINT CORP. (FON GROUP)                         860       19,230
WORLDCOM INC.+                                 3,771       62,693
                                                      -----------
                                                      $   600,652
TEXTILES
PERCENT OF NET ASSETS                                       0.01%
WESTPOINT STEVENS INC.                         1,500  $    12,630
                                                      -----------
TOBACCO
PERCENT OF NET ASSETS                                       0.14%
PHILIP MORRIS COMPANIES INC.                   2,800  $   134,904
UST INC.                                         572       16,496
                                                      -----------
                                                      $   151,400
TOYS / GAMES / HOBBIES
PERCENT OF NET ASSETS                                       0.01%
HASBRO INC.                                      467  $     5,735
MATTEL INC.                                      503        8,531
                                                      -----------
                                                      $    14,266
TRANSPORTATION
PERCENT OF NET ASSETS                                       0.04%
WISCONSIN CENTRAL TRANSPORTATION CORP.+        2,800  $    44,450
                                                      -----------
TRUCKING & LEASING
PERCENT OF NET ASSETS                                       0.12%
RYDER SYSTEM INC.                              1,529  $    31,360
XTRA CORP.+                                    1,900       90,649
                                                      -----------
                                                      $   122,009
WATER
PERCENT OF NET ASSETS                                       0.01%
AMERICAN STATES WATER CO.                        400  $    12,240
                                                      -----------
TOTAL U.S. COMMON STOCKS
(COST $14,920,373)                                    $15,461,039

INTERNATIONAL COMMON STOCKS
PERCENT OF NET ASSETS                                       4.29%
AUSTRALIA
PERCENT OF NET ASSETS                                       0.17%
COLES MYER LTD. ADR                              674  $    17,996
NATIONAL AUSTRALIA BANK*                         753       59,148
NEWS CORPORATION LTD.                            574       20,980
RIO TINTO PLC ADR                                630       46,752
WESTPAC BANKING CORP. ADR                      1,066       39,176
                                                      -----------
                                                      $   184,052
CANADA
PERCENT OF NET ASSETS                                       0.10%
ALCAN ALUMINIUM LTD.                               1  $        18
BARRICK GOLD CORP.                               323        5,233
INCO LTD.+                                       266        4,759

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001     LIFEPATH INCOME MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
NORTEL NETWORKS CORP.                          4,492  $    83,057
PLACER DOME INC.*                              1,021        9,567
                                                      -----------
                                                      $   102,634
DENMARK
PERCENT OF NET ASSETS                                       0.19%
NOVO-NORDISK A/S ADR*                          1,732  $   172,334
TELE DENMARK A/S ADR*                          2,178       35,284
                                                      -----------
                                                      $   207,618
FINLAND
PERCENT OF NET ASSETS                                       0.06%
NOKIA OYJ*                                     2,948  $    64,856
                                                      -----------
FRANCE
PERCENT OF NET ASSETS                                       0.61%
ALCATEL SA ADR*                                2,639  $   102,182
AVENTIS SA                                     1,574      127,116
AXA-UAP ADR                                    1,475       91,893
FRANCE TELECOM SA ADR                            420       25,410
LVMH MOET-HENNESSY LOUIS VUITTON ADR           3,335       41,271
TOTAL FINA SA*                                 3,265      230,215
VIVENDI UNIVERSAL SA ADR*                        355       22,436
                                                      -----------
                                                      $   640,523
GERMANY
PERCENT OF NET ASSETS                                       0.21%
DAIMLERCHRYSLER AG*                            2,649  $   129,853
DEUTSCHE TELEKOM AG ADR*                       2,486       61,081
SAP AG ADR*                                      760       29,404
                                                      -----------
                                                      $   220,338
IRELAND
PERCENT OF NET ASSETS                                       0.07%
ALLIED IRISH BANKS PLC ADR                     3,538  $    77,518
                                                      -----------
ITALY
PERCENT OF NET ASSETS                                       0.15%
BENETTON GROUP SPA ADR*                        1,319  $    47,550
ENI-ENTE NAZIONALE IDROCARBURI SPA ADR*          480       31,560
FIAT SPA ADR                                   1,389       34,975
SAN PAOLO-IMI SPA ADR*                         1,870       58,026
                                                      -----------
                                                      $   172,111
JAPAN
PERCENT OF NET ASSETS                                       0.96%
CANON INC. ADR                                 1,040  $    34,081
FUJI PHOTO FILM CO. LTD. ADR                     785       28,064
HITACHI LTD. ADR                                 472       41,418
HONDA MOTOR COMPANY LTD. ADR*                    533       42,107
ITO-YOKADO CO. LTD. ADR                          960       48,060
JAPAN AIR LINES ADR+                           6,068       52,337
KIRIN BREWERY CO. LTD. ADR                       767       73,440
KUBOTA CORP. ADR                                 884       49,504
                                            SHARES       VALUE
KYOCERA CORP. ADR                                330  $    29,849
MAKITA CORP. ADR                                 970        6,184
MATSUSHITA ELECTRIC INDUSTRIAL CO. ADR         2,370       44,248
MITSUBISHI CORP. ADR                           2,774       37,796
MITSUI & CO. ADR                                 380       44,080
NEC CORP. ADR                                    713       57,753
NIPPON TELEGRAPH & TELEPHONE CORP. ADR         1,914       62,971
NISSAN MOTOR CO. LTD. ADR+                     3,305       42,139
PIONEER CORP. ADR*                             1,342       34,691
RICOH CORP. LTD. ADR                             407       35,409
SONY CORP. ADR                                   636       45,480
TOKIO MARINE AND FIRE INSURANCE CO. LTD.
  ADR                                          2,108      110,143
TOYOTA MOTOR CORP. ADR                         1,378       95,909
                                                      -----------
                                                      $ 1,015,663
NETHERLANDS
PERCENT OF NET ASSETS                                       0.49%
ABN AMRO HOLDING NV                            2,827  $    62,194
AEGON NV ADR                                   1,392       48,623
AKZO NOBEL NV ADR                                820       39,565
ELSEVIER NV ADR                                2,567       71,876
ING GROEP NV ADR                                 562       39,003
KONINKLIJKE (ROYAL) PHILIPS ELECTONICS
  NV                                           1,476       48,177
KONINKLIJKE AHOLD NV ADR*                      1,912       62,350
ROYAL DUTCH PETROLEUM CO. - NY SHARES          2,376      138,592
                                                      -----------
                                                      $   510,380
NEW ZEALAND
PERCENT OF NET ASSETS                                       0.01%
TELECOM CORP. OF NEW ZEALAND LTD.                689  $    12,161
                                                      -----------
PORTUGAL
PERCENT OF NET ASSETS                                       0.02%
BANCO COMERCIAL PORTUGUES ADR                    690  $    18,147
                                                      -----------
SINGAPORE
PERCENT OF NET ASSETS                                       0.01%
CHARTERED SEMICONDUCTOR MANUFACTURING
  LTD. ADR+*                                     340  $     9,945
                                                      -----------
SPAIN
PERCENT OF NET ASSETS                                       0.20%
BANCO BILBAO VIZCAYA ARGENTARIA SA ADR*        2,710  $    40,054
BANCO SANTANDER CENTRAL HISPANO SA ADR*        7,844       81,342
REPSOL SA                                      1,641       27,913
TELEFONICA SA ADR+                             1,157       58,718
                                                      -----------
                                                      $   208,027

LIFEPATH INCOME MASTER PORTFOLIO     SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                           SHARES OR
                                          FACE AMOUNT     VALUE
COMMON STOCKS (CONTINUED)

SWEDEN
PERCENT OF NET ASSETS                                        0.06%
TELEFONAKTIEBOLAGET LM ERICSSON                7,208   $    59,691
                                                       -----------
SWITZERLAND
PERCENT OF NET ASSETS                                        0.05%
ADECCO SA ADR                                    380   $    29,621
SULZER MEDICA ADR*                               990        22,077
                                                       -----------
                                                       $    51,698
UNITED KINGDOM
PERCENT OF NET ASSETS                                        0.93%
ASTRAZENECA PLC ADR*                           1,643   $    75,989
BARCLAYS PLC ADR*                                560        68,992
BP AMOCO PLC ADR                               1,508        74,797
BRITISH SKY BROADCASTING PLC ADR+                377        31,668
BRITISH TELECOM PLC ADR*                         944        80,004
CADBURY SCHWEPPES PLC ADR                      1,894        50,665
DIAGEO PLC ADR                                 2,647       107,151
GLAXOSMITHKLINE PLC ADR+                       4,225       233,685
HANSON PLC ADR*                                1,619        52,618
HONG KONG & SHANGHAI BANKING ADR*                490        32,585
REUTERS GROUP PLC ADR                            464        42,804
VODAFONE GROUP PLC ADR*                        4,640       126,718
                                                       -----------
                                                       $   977,676
TOTAL INTERNATIONAL COMMON STOCKS
(COST $4,349,569)                                      $ 4,533,038
TOTAL COMMON STOCKS
(COST $19,269,942)                                     $19,994,077
U.S. GOVERNMENT AND AGENCY OBLIGATIONS
PERCENT OF NET ASSETS                                       53.77%
U.S. GOVERNMENT SECURITIES
PERCENT OF NET ASSETS                                       53.77%
U.S. TREASURY BONDS
 6.25%,  08/15/23                         $  200,000   $   218,396
 7.50%,  11/15/24                            150,000       188,902
 8.00%,  11/15/21                            100,000       130,492
 9.38%,  02/15/06                            310,000       372,339
 10.75%,  05/15/03                         2,350,000     2,653,296
 10.75%,  08/15/05                         1,000,000     1,236,250
 11.13%,  08/15/03                         1,650,000     1,898,660
 11.25%,  02/15/15                           200,000       315,625
 11.63%,  11/15/04                         1,170,000     1,440,745
 12.00%,  05/15/05                           200,000       254,625
 13.75%,  08/15/04                           500,000       642,734
U.S. TREASURY NOTES
 4.25%,  11/15/03                          1,400,000     1,387,942
 4.75%,  02/15/04                          1,000,000     1,003,887
                                          FACE AMOUNT     VALUE
 4.75%,  11/15/08                         $4,210,000   $ 4,154,580
 5.25%,  05/15/04                            600,000       611,014
 5.38%,  06/30/03                             80,000        81,528
 5.50%,  02/28/03                            600,000       611,387
 5.50%,  03/31/03                          1,000,000     1,019,835
 5.50%,  05/31/03                            500,000       510,424
 5.50%,  02/15/08                          2,545,000     2,633,202
 5.50%,  05/15/09                          1,000,000     1,034,186
 5.63%,  02/15/06                            900,000       934,924
 5.63%,  05/15/08                          3,000,000     3,124,542
 5.75%,  10/31/02                          3,250,000     3,313,001
 5.75%,  08/15/03                            800,000       822,697
 5.75%,  11/15/05                            460,000       480,790
 5.88%,  09/30/02                            500,000       510,103
 5.88%,  11/15/04                            800,000       832,091
 5.88%,  11/15/05*                           920,000       964,781
 6.00%,  08/15/04                          1,000,000     1,042,302
 6.00%,  08/15/09                            300,000       320,405
 6.13%,  08/15/07                            400,000       427,406
 6.25%,  06/30/02                            900,000       919,404
 6.25%,  08/31/02                          1,540,000     1,577,775
 6.25%,  02/15/03                          1,550,000     1,599,989
 6.25%,  02/15/07                            750,000       804,707
 6.38%,  06/30/02                          1,000,000     1,023,516
 6.38%,  08/15/02                          2,300,000     2,359,954
 6.50%,  05/15/05                            800,000       854,170
 6.50%,  08/15/05                          1,350,000     1,445,826
 6.50%,  10/15/06*                         1,200,000     1,298,626
 6.63%,  05/15/07                          1,000,000     1,093,637
 6.75%,  05/15/05                          1,000,000     1,076,538
 6.88%,  05/15/06                          1,100,000     1,205,509
 7.00%,  07/15/06                          1,480,000     1,632,532
 7.25%,  08/15/04                          1,250,000     1,352,666
 7.50%,  05/15/02                          1,100,000     1,137,645
 7.50%,  02/15/05                          1,000,000     1,100,590
 7.88%,  11/15/04                          1,000,000     1,107,188
                                                       -----------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(COST $54,905,079)                                     $56,763,363

SHORT TERM INSTRUMENTS
PERCENT OF NET ASSETS                                        9.63%
DREYFUS MONEY MARKET FUND++               $1,135,037   $ 1,135,037
FEDERAL NATIONAL MORTGAGE ASSOCIATION
DISCOUNT NOTE
5.39%, 03/20/01++                            231,061       231,061
GOLDMAN SACHS FINANCIAL SQUARE PRIME
OBLIGATION FUND++                            565,169       565,169
PROVIDIAN TEMP CASH MONEY MARKET FUND++    1,135,037     1,135,037
U.S. TREASURY BILL
5.11%**, 04/12/01                          7,195,000     7,101,699
                                                       -----------
TOTAL SHORT TERM INSTRUMENTS
(COST $10,168,003)                                     $10,168,003

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001     LIFEPATH INCOME MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                          FACE AMOUNT     VALUE
REPURCHASE AGREEMENT
PERCENT OF NET ASSETS                                       19.91%
INVESTORS BANK & TRUST TRI-PARTY
REPURCHASE AGREEMENT, DATED 02/28/01,
DUE 03/01/01, WITH A MATURITY VALUE OF
$21,018,862 AND AN EFFECTIVE YIELD OF
5.10%.                                    $21,015,884  $21,015,884
                                                       -----------
TOTAL REPURCHASE AGREEMENT
(COST $21,015,884)                                     $21,015,884

TOTAL INVESTMENTS IN SECURITIES
(COST $105,358,908)                          102.25%   $107,941,327
OTHER ASSETS AND LIABILITIES, NET             (2.25%)   (2,370,685)
                                          ----------   -----------
TOTAL NET ASSETS                             100.00%   $105,570,642
                                          ----------   -----------

+    Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
*    Denotes all or part of security on loan. See Note 4.
**   Yield to Maturity.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS
PERCENT OF NET ASSETS                                      38.70%

U.S. COMMON STOCKS
PERCENT OF NET ASSETS                                      30.89%
ADVERTISING
PERCENT OF NET ASSETS                                       0.09%
INTERPUBLIC GROUP OF COMPANIES INC.            2,798  $   105,205
OMNICOM GROUP INC.                             1,585      143,744
                                                      -----------
                                                      $   248,949
AEROSPACE / DEFENSE
PERCENT OF NET ASSETS                                       0.33%
BOEING CO.                                     7,200  $   447,840
GOODRICH (B.F.) CO.                            1,675       67,737
NORTHROP GRUMMAN CORP.                         1,129      106,070
UNITED TECHNOLOGIES CORP.                      3,800      296,058
                                                      -----------
                                                      $   917,705
AGRICULTURE
PERCENT OF NET ASSETS                                       0.02%
MAUI LAND & PINEAPPLE CO.+                     2,200  $    50,380
                                                      -----------
AIRLINES
PERCENT OF NET ASSETS                                       0.09%
AMR CORP.+                                     2,287  $    76,043
NORTHWEST AIRLINES CORP. "A"+                  3,516       77,352
US AIRWAYS GROUP INC.+                         2,118       87,473
                                                      -----------
                                                      $   240,868
APPAREL
PERCENT OF NET ASSETS                                       0.10%
GARAN INC.                                     1,900  $    48,431
HAGGAR CORP.                                   2,800       35,000
LIZ CLAIBORNE INC.*                            2,865      139,525
VF CORP.                                       1,856       66,983
                                                      -----------
                                                      $   289,939
AUTO MANUFACTURERS
PERCENT OF NET ASSETS                                       0.26%
FORD MOTOR COMPANY                            13,700  $   380,997
GENERAL MOTORS CORP. "A"                       3,900      207,948
NAVISTAR INTERNATIONAL CORP.+                  2,486       62,200
PACCAR INC.                                    1,272       58,989
                                                      -----------
                                                      $   710,134
AUTO PARTS & EQUIPMENT
PERCENT OF NET ASSETS                                       0.07%
DANA CORP.                                     1,991  $    33,708
GOODYEAR TIRE & RUBBER CO.                     1,625       41,437
TRW INC.                                       1,915       74,762
VISTEON CORP.                                  2,251       32,414
                                                      -----------
                                                      $   182,321
BANKS
PERCENT OF NET ASSETS                                       2.20%
AMSOUTH BANCORP                                4,339  $    75,585
                                            SHARES       VALUE
AREA BANCSHARES CORP.                          2,750  $    44,000
BANCORP SOUTH INC.                             2,962       40,431
BANK OF AMERICA CORP.                         11,526      575,724
BANK OF NEW YORK CO. INC.                      5,739      297,165
BANK ONE CORP.                                 8,753      308,718
BANKUNITED FINANCIAL CORP. "A"+                4,400       43,450
BANNER CORPORATION                             3,020       49,830
BB&T CORP.                                     4,406      159,189
CENTENNIAL BANCORP+                            4,510       31,711
CFS BANCORP INC.                               4,400       48,400
CHARTER ONE FINANCIAL INC.                     3,154       90,078
COHOES BANCORP INC.                            3,200       61,800
COMERICA INC.                                  1,972      125,518
COMMUNITY TRUST BANCORP INC.                   2,800       44,800
DIME COMMUNITY BANCSHARES                      2,100       55,650
F&M NATIONAL CORP.                             1,280       49,514
FIFTH THIRD BANCORP                            4,093      220,255
FIRST REPUBLIC BANK+                           1,200       41,412
FIRST SENTINEL BANCORP INC.                    4,500       49,500
FIRSTFED FINANCIAL CORP.+                      2,700       79,110
FLAGSTAR BANCORP INC.                          2,600       58,987
FLEETBOSTON FINANCIAL CORP.                    7,188      296,505
GOLD BANCORP INC.*                             4,600       33,062
GOLDEN WEST FINANCIAL CORP.                    1,870      102,569
HAMILTON BANCORP INC.+                         4,100       39,206
HUNTINGTON BANCSHARES INC.                     2,810       41,974
JP MORGAN CHASE & CO.                         13,814      644,561
MELLON FINANCIAL CORP.                         4,306      199,411
NBT BANCORP INC.                               2,800       46,550
NORTHERN TRUST CORP.                           2,120      150,785
NORTHWEST BANCORP INC.                         4,700       42,594
OCEANFIRST FINANCIAL CORP.                     2,600       55,737
OLD KENT FINANCIAL CORP.                       1,970       78,288
REGIONS FINANCIAL CORP.                        3,237       97,110
REPUBLIC BANCORP INC.                          4,320       53,460
REPUBLIC BANCORP INC. "A"                      3,100       27,900
REPUBLIC BANCSHARES INC.+                      3,000       40,500
ROYAL BANCSHARES OF PENNSYLVANIA "A"           3,990       55,860
SOUTHTRUST CORP.                               2,412      102,058
STATE STREET CORP.                             1,407      141,333
STERLING FINANCIAL CORP.(WA)                   2,200       38,775
SUMMIT BANCORP                                 2,450      102,900
SYNOVUS FINANCIAL CORP.                        4,050      112,671
U.S. BANCORP*                                  8,484      196,829
UNION PLANTERS CORP.                           2,142       81,525
UNITED COMMUNITY FINANCIAL CORP.               4,600       31,337
USB HOLDING CO. INC.                           3,100       38,409
WELLS FARGO & COMPANY                         12,698      630,329
WEST COAST BANCORP                             3,670       37,617
                                                      -----------
                                                      $ 6,070,682

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2010 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)

BEVERAGES
PERCENT OF NET ASSETS                                       0.66%
ANHEUSER-BUSCH COMPANIES INC.                  5,900  $   257,830
BROWN-FORMAN CORP. "B"                           918       58,293
COCA-COLA CO.                                 16,874      894,828
COCA-COLA ENTERPRISES INC.*                    4,245       96,361
NATIONAL BEVERAGE CORP.+                       4,900       43,855
PEPSICO INC.                                  10,232      471,491
                                                      -----------
                                                      $ 1,822,658
BIOTECHNOLOGY
PERCENT OF NET ASSETS                                       0.31%
AMGEN INC.+                                    7,376  $   531,533
APPLERA CORP.-CELERA GENOMICS GROUP+             800       34,800
BIOGEN INC.+                                   1,444      103,336
CRYOLIFE INC.+                                 2,100       57,750
HUMAN GENOME SCIENCES INC.+                      900       49,444
IMMUNEX CORP.+                                 1,968       64,083
IMMUNOMEDICS INC.+                             1,300       16,819
                                                      -----------
                                                      $   857,765
BUILDING MATERIALS
PERCENT OF NET ASSETS                                       0.06%
AMERICAN STANDARD COMPANIES INC.+              1,816  $   102,840
VULCAN MATERIALS CO.                           1,506       63,749
                                                      -----------
                                                      $   166,589
CHEMICALS
PERCENT OF NET ASSETS                                       0.47%
AIR PRODUCTS & CHEMICALS INC.                  2,071  $    83,979
DOW CHEMICAL CO.                               6,491      212,970
DU PONT (E.I.) DE NEMOURS                      6,938      303,121
EASTMAN CHEMICAL CO.                             871       44,813
ENGELHARD CORP.                                7,156      171,243
HERCULES INC.*                                 4,538       63,895
PRAXAIR INC.                                   1,421       63,377
ROHM & HAAS CO. "A"                            2,003       73,610
SHERWIN-WILLIAMS CO.                           2,604       65,360
SIGMA-ALDRICH CORP.                            4,758      206,973
                                                      -----------
                                                      $ 1,289,341
COAL
PERCENT OF NET ASSETS                                       0.06%
MASSEY ENERGY CO.                              7,764  $   152,485
                                                      -----------
COMMERCIAL SERVICES
PERCENT OF NET ASSETS                                       0.42%
BLOCK (H & R) INC.                             1,388  $    68,428
CDI CORP.+                                     2,200       31,944
CENDANT CORP.+                                 7,182       93,941
CONVERGYS CORP.+                               2,200       93,192
CPI CORP.                                      1,400       29,750
DONNELLEY (R.R.) & SONS CO.                    7,655      226,971
                                            SHARES       VALUE

DUN & BRADSTREET CORP.+                        2,050  $    51,455
ECOLAB INC.*                                   1,476       61,918
ELECTRO RENT CORP.+                            3,300       45,787
EQUIFAX INC.                                   2,300       69,713
INSURANCE AUTO AUCTIONS INC.+                  2,100       28,087
MCKESSON HBOC INC.                             3,192       92,823
MOODY'S CORP.                                  2,900       78,184
NATIONSRENT INC.+                              6,400        9,152
PAYCHEX INC.                                   3,633      145,093
WACKENHUT CORRECTIONS CORP.+                   4,000       37,440
                                                      -----------
                                                      $ 1,163,878
COMPUTERS
PERCENT OF NET ASSETS                                       2.15%
APPLE COMPUTER INC.+                           3,110  $    56,757
CERIDIAN CORP.+                                3,774       76,348
CISCO SYSTEMS INC.+                           49,194    1,165,283
COMPAQ COMPUTER CORP.                         13,367      270,013
COMPUTER SCIENCES CORP.+                       1,537       91,774
DELL COMPUTER CORP.+                          18,444      403,462
ECHELON CORP.+*                                1,000       16,562
ELECTRONIC DATA SYSTEMS CORP.                  3,775      240,958
EMC CORP.+                                    15,504      616,439
GATEWAY INC.+                                  3,070       52,804
HEWLETT-PACKARD CO.                           14,906      430,038
INTERNATIONAL BUSINESS MACHINES CORP.         12,054    1,204,195
JUNIPER NETWORKS INC.+*                        1,300       83,931
LEXMARK INTERNATIONAL GROUP INC. "A"+          1,234       64,168
MCDATA CORPORATION "A"+                          474        8,473
NCR CORP.+                                     2,588      113,872
NETWORK APPLIANCE INC.+                        2,816       83,776
NYFIX INC.+                                    1,900       47,025
PALM INC.+                                     4,796       83,331
PRINTRONIX INC.+                               2,100       14,700
PROCOM TECHNOLOGY INC.+*                       1,300       17,387
SONIC FOUNDRY INC.+                            3,000        6,000
SUN MICROSYSTEMS INC.+                        22,680      450,765
TIMBERLINE SOFTWARE CORP.                      4,800       15,600
TURNSTONE SYSTEMS INC.+                        1,000        6,437
UNISYS CORP.+                                  3,612       59,165
VERISIGN INC.+*                                  900       43,172
VERITAS SOFTWARE CORP.+                        3,128      203,125
                                                      -----------
                                                      $ 5,925,560
COSMETICS / PERSONAL CARE
PERCENT OF NET ASSETS                                       0.55%
AVON PRODUCTS INC.                             2,219  $    94,219
COLGATE-PALMOLIVE CO.                          4,096      241,869
GILLETTE CO.                                   7,332      238,363
INTERNATIONAL FLAVORS & FRAGRANCES INC.        2,703       54,628
KIMBERLY-CLARK CORP.                           3,800      271,700
PROCTER & GAMBLE CO.                           8,534      601,647
TRISTAR CORP.+                                 5,000       23,750
                                                      -----------
                                                      $ 1,526,176

LIFEPATH 2010 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)

DISTRIBUTION / WHOLESALE
PERCENT OF NET ASSETS                                       0.10%
COSTCO WHOLESALE CORP.+                        3,922  $   163,743
GENUINE PARTS CO.                              2,069       55,780
GRAINGER (W.W.) INC.                           1,354       47,404
                                                      -----------
                                                      $   266,927
DIVERSIFIED FINANCIAL SERVICES
PERCENT OF NET ASSETS                                       2.06%
AMERICAN EXPRESS CO.                           9,202  $   403,784
BEAR STEARNS COMPANIES INC.                    1,377       71,852
CAPITAL ONE FINANCIAL CORP.                    1,985      109,671
CHARTER MUNICIPAL MORTGAGE ACCEPTANCE
  CORP.                                        4,300       63,554
CITIGROUP INC.                                36,994    1,819,365
COUNTRYWIDE CREDIT INDUSTRIES INC.             2,495      110,354
FANNIE MAE                                     7,424      591,693
FRANKLIN RESOURCES INC.                        2,560      106,854
FREDDIE MAC                                    5,300      349,005
LEHMAN BROTHERS HOLDINGS INC.                  2,320      159,268
MBNA CORP.                                     7,480      245,942
MERRILL LYNCH & CO. INC.                       6,468      387,433
MICROFINANCIAL INC.                            2,400       30,960
MORGAN STANLEY DEAN WITTER & CO.               8,492      553,084
PROVIDIAN FINANCIAL CORP.*                     2,514      125,725
SCHWAB (CHARLES) CORP.                        10,755      224,779
SEACOAST FINANCIAL SERVICES CORP.              5,200       78,000
STILWELL FINANCIAL INC.                        2,822       90,022
T ROWE PRICE GROUP INC.                        1,824       65,094
USA EDUCATION INC.                             1,585      114,960
                                                      -----------
                                                      $ 5,701,399
ELECTRIC
PERCENT OF NET ASSETS                                       0.79%
AES CORP.+                                     4,350  $   234,769
AMEREN CORP.                                   1,952       82,316
CINERGY CORP.                                  2,467       80,498
CMS ENERGY CORP.*                              7,100      209,805
CONSTELLATION ENERGY GROUP INC.                2,019       86,211
DTE ENERGY CO.*                                1,570       57,007
ENTERGY CORP.                                  2,631      102,162
FIRSTENERGY CORP.                              3,215       90,567
GPU INC.                                       2,218       68,736
NIAGARA MOHAWK HOLDINGS INC.+                  8,022      137,818
NISOURCE INC.                                  3,315       94,908
PINNACLE WEST CAPITAL CORP.                    6,180      287,061
PP&L RESOURCES INC.                            2,380      108,742
PROGRESS ENERGY INC.                           2,663      115,201
                                            SHARES       VALUE
RELIANT ENERGY INC.                            3,593  $   150,942
XCEL ENERGY INC.                               9,823      277,009
                                                      -----------
                                                      $ 2,183,752
ELECTRICAL COMPONENTS & EQUIPMENT
PERCENT OF NET ASSETS                                       0.04%
AMERICAN POWER CONVERSION CORP.+               3,024  $    36,855
ENERGIZER HOLDINGS INC.+                           1           25
MOLEX INC.*                                    1,992       72,335
                                                      -----------
                                                      $   109,215
ELECTRONICS
PERCENT OF NET ASSETS                                       0.41%
AGILENT TECHNOLOGIES INC.+                     3,713  $   133,668
APPLERA CORP.-APPLIED BIOSYSTEMS GROUP         1,924      132,948
JOHNSON CONTROLS INC.*                         1,165       77,449
MILLIPORE CORP.                                1,821       95,602
OYO GEOSPACE CORP.+                            1,000       22,562
PARKER HANNIFIN CORP.                          1,437       61,834
PERKINELMER INC.                               1,293       94,673
SANMINA CORP.+*                                3,060       91,226
SOLECTRON CORP.+                               5,546      151,128
TEKTRONIX INC.+                                2,672       65,972
THERMO ELECTRON CORP.+                         4,772      133,139
WATERS CORP.+                                  1,008       66,387
                                                      -----------
                                                      $ 1,126,588
ENGINEERING & CONSTRUCTION
PERCENT OF NET ASSETS                                       0.09%
FLUOR CORP.                                    6,564  $   250,220
WASHINGTON GROUP WARRANTS (EXPIRES
  03/11/03)+                                      17           44
                                                      -----------
                                                      $   250,264
ENTERTAINMENT
PERCENT OF NET ASSETS                                       0.02%
CHURCHILL DOWNS INC.                           1,300  $    35,587
STEINWAY MUSICAL INSTRUMENTS INC.+             1,800       30,600
                                                      -----------
                                                      $    66,187
ENVIRONMENTAL CONTROL
PERCENT OF NET ASSETS                                       0.02%
ALLIED WASTE INDUSTRIES INC.+                  3,500  $    56,525
                                                      -----------
FOOD
PERCENT OF NET ASSETS                                       0.44%
ARCHER-DANIELS-MIDLAND CO.                     6,994  $   105,260
HERSHEY FOODS CORP.                            1,650      105,748
HORIZON ORGANIC HOLDING CORP.+                 3,200       16,000
J & J SNACK FOODS CORP.+                       1,900       30,637
M&F WORLDWIDE CORP.+                           4,500       19,575
NASH FINCH CO.                                 3,600       57,600
QUAKER OATS CO.                                1,463      142,672
RALSTON PURINA GROUP                           3,188       99,402
SAFEWAY INC.+                                  4,300      233,533

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2010 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
SANDERSON FARMS INC.                           4,500  $    44,719
SUPERVALU INC.                                 5,954       83,535
WINN-DIXIE STORES INC.                         6,349      162,153
WRIGLEY (WILLIAM JR.) CO.                      1,279      119,100
                                                      -----------
                                                      $ 1,219,934
FOREST PRODUCTS & PAPER
PERCENT OF NET ASSETS                                       0.15%
GEORGIA-PACIFIC CORP.                          2,151  $    64,551
MEAD CORP.                                     1,435       39,305
TEMPLE-INLAND INC.                             3,245      154,430
WESTVACO CORP.                                 3,412       89,429
WILLAMETTE INDUSTRIES INC.                     1,270       59,030
                                                      -----------
                                                      $   406,745
GAS
PERCENT OF NET ASSETS                                       0.06%
ENERGYSOUTH INC.                               2,800  $    58,800
SEMPRA ENERGY                                  3,443       76,951
SOUTHWESTERN ENERGY COMPANY                    3,800       39,520
                                                      -----------
                                                      $   175,271
HAND / MACHINE TOOLS
PERCENT OF NET ASSETS                                       0.10%
BLACK & DECKER CORP.                           1,316  $    54,627
STANLEY WORKS (THE)                            6,031      209,879
                                                      -----------
                                                      $   264,506
HEALTH CARE
PERCENT OF NET ASSETS                                       0.93%
AETNA INC.+                                    2,035  $    75,763
AMERICA SERVICE GROUP INC.+                    1,600       39,700
BAUSCH & LOMB INC.*                            1,351       72,576
BECTON DICKINSON & CO.                         2,824      101,608
BIOMET INC.                                    2,364       91,753
BOSTON SCIENTIFIC CORP.+                       4,371       72,078
FUSION MEDICAL TECHNOLOGIES INC.+              4,800       22,200
GENTIVA HEALTH SERVICES INC.+                      1           19
GUIDANT CORP.+                                 2,728      139,046
HEALTHSOUTH CORP.+                             5,810       92,495
JOHNSON & JOHNSON                              9,513      925,900
MEDTRONIC INC.                                 9,028      462,053
OXFORD HEALTH PLANS INC.+                      2,780       91,914
QUORUM HEALTH GROUP INC.+                      4,100       68,419
SPECTRX INC.+                                  2,800       22,050
ST. JUDE MEDICAL INC.+                         2,061      115,663
TRIAD HOSPITALS INC.+                          1,500       49,031
UNITED WISCONSIN SERVICES                      5,800       36,540
WELLPOINT HEALTH NETWORKS INC.+                1,040      102,804
                                                      -----------
                                                      $ 2,581,612
HOME FURNISHINGS
PERCENT OF NET ASSETS                                       0.06%
LEGGETT & PLATT INC.                           3,590  $    69,431
                                            SHARES       VALUE
MAYTAG CORP.                                   1,724  $    57,754
WHIRLPOOL CORP.                                  950       50,226
                                                      -----------
                                                      $   177,411
HOUSEHOLD PRODUCTS / WARES
PERCENT OF NET ASSETS                                       0.10%
AVERY DENNISON CORP.                           1,056  $    55,968
CLOROX CO.                                     1,990       71,560
ENESCO GROUP INC.                              3,900       20,670
FORTUNE BRANDS INC.                            1,491       50,366
NEWELL RUBBERMAID INC.                         2,717       71,484
                                                      -----------
                                                      $   270,048
INSURANCE
PERCENT OF NET ASSETS                                       1.10%
AMERICAN INTERNATIONAL GROUP INC.             16,230  $ 1,327,614
AMERICAN MEDICAL SECURITY GROUP INC.+          4,400       28,600
AON CORP.                                      2,843       97,412
CINCINNATI FINANCIAL CORP.                     2,578       94,903
FIDELITY NATIONAL FINANCIAL INC.               1,600       49,536
JEFFERSON-PILOT CORP.                          1,718      115,982
LINCOLN NATIONAL CORP.                         2,462      108,008
LOEWS CORP.                                    1,233      133,990
MARKEL CORP.+                                    300       53,925
MARSH & MCLENNAN COMPANIES INC.                2,167      231,869
MBIA INC.                                      1,394      105,916
MGIC INVESTMENT CORP.                          1,434       83,100
MIIX GROUP INC. (THE)                          3,100       23,095
PENN TREATY AMERICAN CORP.+                    2,600       48,568
PICO HOLDINGS INC.+                            2,400       31,050
PROFESSIONALS GROUP INC.+                      1,900       45,719
PROGRESSIVE CORPORATION                          925       91,575
SAFECO CORP.*                                  2,100       45,675
ST. PAUL COMPANIES INC.                        2,850      131,927
TORCHMARK CORP.                                2,832       98,497
UNUMPROVIDENT CORP.                            3,354       87,774
                                                      -----------
                                                      $ 3,034,735
IRON / STEEL
PERCENT OF NET ASSETS                                       0.06%
ALLEGHENY TECHNOLOGIES INC.                    7,529  $   133,414
NUCOR CORP.                                      899       39,736
                                                      -----------
                                                      $   173,150
LEISURE TIME
PERCENT OF NET ASSETS                                       0.07%
HARLEY-DAVIDSON INC.                           3,000  $   130,050
SABRE HOLDINGS CORP.+                          1,777       76,624
                                                      -----------
                                                      $   206,674
LODGING
PERCENT OF NET ASSETS                                       0.03%
HILTON HOTELS CORP.                            7,300  $    78,183
                                                      -----------
MACHINERY
PERCENT OF NET ASSETS                                       0.06%
DOVER CORP.                                    2,213  $    84,891

LIFEPATH 2010 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
ROCKWELL INTERNATIONAL CORP.                   1,600  $    73,536
                                                      -----------
                                                      $   158,427
MANUFACTURERS
PERCENT OF NET ASSETS                                       1.82%
COOPER INDUSTRIES INC.                         1,274  $    54,782
DANAHER CORP.                                  1,567       99,410
EATON CORP.*                                     839       59,695
GENERAL ELECTRIC CO.                          66,406    3,087,879
HONEYWELL INTERNATIONAL INC.                   6,200      289,602
ITT INDUSTRIES INC.                            4,441      180,083
MINNESOTA MINING & MANUFACTURING CO.           3,000      338,250
PALL CORP.                                     8,242      188,495
TYCO INTERNATIONAL LTD.                       13,404      732,529
                                                      -----------
                                                      $ 5,030,725
MEDIA
PERCENT OF NET ASSETS                                       1.34%
AOL TIME WARNER INC.+                         29,766  $ 1,310,597
CABLEVISION SYSTEMS CORP.+*                      780       60,528
CHRIS-CRAFT INDUSTRIES INC.+                       1           71
CLEAR CHANNEL COMMUNICATIONS INC.+             4,801      274,377
COMCAST CORP. "A"+                             7,498      324,757
DOW JONES & CO. INC.                           1,258       77,493
GRAY COMMUNICATIONS SYSTEMS INC.               2,400       43,320
HARCOURT GENERAL INC.                          3,057      171,314
KNIGHT RIDDER INC.*                            1,402       83,769
NEW YORK TIMES CO. "A"                         2,223       98,257
TRIBUNE CO.                                    3,068      124,561
VIACOM INC. "B"+                              13,052      648,684
WALT DISNEY CO. (THE)                         15,661      484,708
                                                      -----------
                                                      $ 3,702,436
MINING
PERCENT OF NET ASSETS                                       0.12%
ALCOA INC.                                     6,700  $   239,592
NEWMONT MINING CORP.                           2,511       42,310
PHELPS DODGE CORP.                               794       36,524
                                                      -----------
                                                      $   318,426
OFFICE / BUSINESS EQUIPMENT
PERCENT OF NET ASSETS                                       0.04%
PITNEY BOWES INC.                              2,321  $    79,030
XEROX CORP.                                    6,142       37,098
                                                      -----------
                                                      $   116,128
OIL & GAS PRODUCERS
PERCENT OF NET ASSETS                                       1.50%
AMERADA HESS CORP.                             1,505  $   108,360
ANADARKO PETROLEUM CORP.                       2,476      154,750
APACHE CORP.                                   1,618       94,977
BURLINGTON RESOURCES INC.                      2,391      107,452
CHEVRON CORP.                                  4,660      399,176
CONOCO INC.                                    6,270      180,576
DEVON ENERGY CORP.                             1,884      107,388
                                            SHARES       VALUE
EXXON MOBIL CORP.                             24,971  $ 2,023,900
KERR-MCGEE CORP.*                              1,108       71,621
MARINE DRILLING CO. INC.+                      2,000       58,300
OCCIDENTAL PETROLEUM CORP.                     3,805       91,282
PENN VIRGINIA CORP.                            1,600       51,216
ROWAN COMPANIES INC.+*                         2,300       65,665
TEXACO INC.                                    4,361      279,540
TRANSOCEAN SEDCO FOREX INC.                    3,245      156,182
UNOCAL CORP.                                   2,746       96,824
USX-MARATHON GROUP INC.                        3,750      103,575
                                                      -----------
                                                      $ 4,150,784
OIL & GAS SERVICES
PERCENT OF NET ASSETS                                       0.24%
BAKER HUGHES INC.                              3,790  $   148,568
HALLIBURTON CO.*                               4,255      169,434
OSCA INC.+                                     2,500       51,250
SCHLUMBERGER LTD.                              4,735      301,856
                                                      -----------
                                                      $   671,108
PACKAGING & CONTAINERS
PERCENT OF NET ASSETS                                       0.05%
CROWN CORK & SEAL CO. INC.                     9,414  $    53,283
OWENS-ILLINOIS INC.+                           6,618       51,951
SEALED AIR CORP.+*                             1,105       43,261
                                                      -----------
                                                      $   148,495
PHARMACEUTICALS
PERCENT OF NET ASSETS                                       2.78%
ABBOTT LABORATORIES                           11,334  $   555,255
ALLERGAN INC.                                  1,468      127,643
ALZA CORP.+                                    2,708      107,101
AMERICAN HOME PRODUCTS CORP.                   9,373      578,970
AMYLIN PHARMACEUTICALS INC.+                   2,800       26,250
ATSI COMMUNICATIONS INC.+                      1,100       37,400
BRISTOL-MYERS SQUIBB CO.                      13,558      859,713
CARDINAL HEALTH INC.                           2,562      260,043
CELL THERAPEUTICS INC.+*                       1,100       26,194
KV PHARMACEUTICALS CO.+                        1,300       32,110
LILLY (ELI) AND COMPANY                        7,921      629,403
MATRIX PHARMACEUTICAL INC.+*                   2,900       33,169
MEDAREX INC.+                                  1,100       28,119
MEDIMMUNE INC.+                                2,084       91,045
MERCK & CO. INC.                              15,812    1,268,122
PENWEST PHARMACEUTICALS CO.+                   2,900       35,344
PFIZER INC.                                   43,277    1,947,465
PHARMACIA CORPORATION                          9,341      482,930
SCHERING-PLOUGH CORP.                         10,698      430,594
SEPRACOR INC.+*                                  704       36,564
WATSON PHARMACEUTICALS INC.+                   1,580       87,690
                                                      -----------
                                                      $ 7,681,124

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2010 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)

PIPELINES
PERCENT OF NET ASSETS                                       0.33%
EL PASO CORP.*                                 4,486  $   315,366
ENRON CORP.                                    5,906      404,561
WILLIAMS COMPANIES INC.                        4,268      177,976
                                                      -----------
                                                      $   897,903
REAL ESTATE
PERCENT OF NET ASSETS                                       0.01%
CB RICHARD ELLIS SERVICES INC.+                1,900  $    29,431
                                                      -----------
REAL ESTATE INVESTMENT TRUSTS
PERCENT OF NET ASSETS                                       0.32%
ALAMOSA HOLDINGS INC.                          2,100  $    79,737
AMERESCO CAPITAL TRUST                         3,800       38,712
AMERICAN INDUSTRIAL PROPERTIES                 4,400       54,736
CAPSTEAD MORTGAGE CORP.                        3,500       44,835
CORRECTIONS CORPORATION OF AMERICA +          14,000       13,720
CROWN AMERICAN REALTY TRUST                   14,000       95,200
FIRST WASHINGTON REALTY TRUST                  3,100       80,383
KOGER EQUITY INC.                              4,300       66,306
KONOVER PROPERTY TRUST INC.                   10,300       47,277
MID-AMERICA APARTMENT COMMUNITIES INC.         3,300       71,940
PARKWAY PROPERTIES INC.                        2,400       69,840
SENIOR HOUSING PROPERTIES TRUST                    1            6
THORNBURY MORTGAGE INC.                        4,000       45,200
WASHINGTON REAL ESTATE INVESTMENT TRUST        4,500       99,000
WINSTON HOTELS INC.                            8,800       73,480
                                                      -----------
                                                      $   880,372
RETAIL
PERCENT OF NET ASSETS                                       1.90%
AMAZON.COM INC.+*                              1,856  $    18,908
AUTOZONE INC.+                                 1,841       46,504
BED BATH & BEYOND INC.+                        3,240       79,785
BEST BUY CO. INC.+                             2,100       86,016
CATO CORP. "A"                                 2,100       38,194
CHARMING SHOPPES INC.+                         5,700       36,337
CIRCUIT CITY STORES INC.                       2,408       36,529
DARDEN RESTAURANTS INC.                        6,484      140,897
DEB SHOPS INC.                                 1,900       32,062
DISCOUNT AUTO PARTS INC.+                      2,100       15,225
DOLLAR GENERAL CORP.                           3,782       70,345
FEDERATED DEPARTMENT STORES INC.+              1,953       94,428
FINLAY ENTERPRISES INC.+                       2,100       27,300
FOOTSTAR INC.+                                   800       35,224
FRED'S INC.                                    1,500       32,531
GAP INC.                                       6,428      175,099
GOLDEN STATE BANCORP INC.+                       500          656
                                            SHARES       VALUE

GUITAR CENTER INC.+                            2,200  $    34,512
HOME DEPOT INC.                               16,138      685,865
HOMEBASE INC.+                                 7,500       18,225
KMART CORP.+                                   5,832       54,529
KOHLS CORP.+                                   2,910      191,798
MCDONALD'S CORP.                               9,600      282,240
NEIMAN-MARCUS GROUP INC. "A"+                  1,000       36,400
NORDSTROM INC.                                 1,990       36,715
OFFICE DEPOT INC.+                             4,895       45,034
PENNEY (J.C.) COMPANY INC.                     2,863       46,323
RADIOSHACK CORP.                               1,860       79,608
STAPLES INC.+*                                 4,797       71,355
STARBUCKS CORP.+                               2,136      101,727
TARGET CORP.                                   7,256      282,984
TIFFANY & CO.                                  1,960       60,976
TJX COMPANIES INC.                             3,076       94,064
TOYS R US INC.+                                2,761       67,921
TRICON GLOBAL RESTAURANTS INC.+                1,750       67,375
WALGREEN CO.                                   7,698      341,175
WAL-MART STORES INC.                          30,226    1,514,020
WENDY'S INTERNATIONAL INC.                     6,715      166,196
                                                      -----------
                                                      $ 5,245,082
SEMICONDUCTORS
PERCENT OF NET ASSETS                                       1.15%
ADVANCED MICRO DEVICES INC.+                   3,052  $    65,618
ALTERA CORP.+                                  3,348       77,422
ANALOG DEVICES INC.+                           2,856      106,529
APPLIED MATERIALS INC.+                        6,060      256,035
APPLIED MICRO CIRCUITS CORP.+                  2,800       74,900
BROADCOM CORP. "A"+*                           1,900       93,575
CONEXANT SYSTEMS INC.+                         2,249       27,550
INTEL CORP.                                   45,084    1,287,712
KLA-TENCOR CORP.+                              1,742       62,277
LINEAR TECHNOLOGY CORP.                        2,542      100,727
LSI LOGIC CORP.+                               2,758       44,431
MAXIM INTEGRATED PRODUCTS INC.+*               2,340      107,933
MICRON TECHNOLOGY INC.+                        4,584      156,864
NATIONAL SEMICONDUCTOR CORP.+                  1,922       39,247
NOVELLUS SYSTEMS INC.+*                        1,520       58,710
RAMBUS INC.+                                     800       30,500
TERADYNE INC.+                                 1,716       53,591
TEXAS INSTRUMENTS INC.                        12,668      374,339
VITESSE SEMICONDUCTOR CORP.+                   1,684       66,413
XILINX INC.+                                   2,698      104,885
                                                      -----------
                                                      $ 3,189,258
SOFTWARE
PERCENT OF NET ASSETS                                       1.62%
ADOBE SYSTEMS INC.                             2,572  $    74,749
AKAMAI TECHNOLOGIES INC.+*                       500        8,469
AREMISSOFT CORP.+                              2,400       59,400

LIFEPATH 2010 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
ARIBA INC.+*                                   1,400  $    23,100
AUTOMATIC DATA PROCESSING INC.                 5,026      296,534
BMC SOFTWARE INC.+                             2,615       78,777
BROADVISION INC.+                              3,900       28,275
CITRIX SYSTEMS INC.+                           2,084       54,184
COMPUTER ASSOCIATES INTERNATIONAL INC.         4,822      150,398
COMPUWARE CORP.+                               5,120       52,800
EXODUS COMMUNICATIONS INC.+*                   2,300       33,638
FIRST DATA CORP.                               3,375      208,440
I2 TECHNOLOGIES INC.+                          1,704       45,795
IMS HEALTH INC.                                3,224       86,726
INKTOMI CORP.+                                 1,100       12,444
MICROMUSE INC.+                                  800       32,850
MICROSOFT CORP.+                              36,354    2,144,886
NOVELL INC.+                                   4,646       27,586
ORACLE CORP.+                                 39,228      745,332
RATIONAL SOFTWARE CORP.+                       1,784       62,329
SIEBEL SYSTEMS INC.+                           3,624      138,618
YAHOO! INC.+                                   4,318      102,822
                                                      -----------
                                                      $ 4,468,152
TELECOMMUNICATION EQUIPMENT
PERCENT OF NET ASSETS                                       0.59%
ADC TELECOMMUNICATIONS INC.+                   7,344  $    81,702
AVAYA INC.+                                    3,544       49,616
CIENA CORP.+*                                  1,256       84,388
COMVERSE TECHNOLOGY INC.+                      1,460      109,409
JDS UNIPHASE CORP.+                           10,020      268,035
LUCENT TECHNOLOGIES INC.                      24,630      285,462
MOTOROLA INC.                                 16,201      245,769
QUALCOMM INC.+                                 5,166      283,161
SCIENTIFIC-ATLANTA INC.                        1,638       76,822
SYCAMORE NETWORKS INC.+                          800       14,500
TELLABS INC.+                                  3,302      143,843
                                                      -----------
                                                      $ 1,642,707
TELECOMMUNICATIONS
PERCENT OF NET ASSETS                                       0.81%
APPLIED SIGNAL TECHNOLOGY INC.                 3,900  $    19,744
CORNING INC.                                   7,004      189,808
GLOBAL CROSSING LTD.+                          7,486      121,498
LIGHTPATH TECHNOLOGIES INC. "A"+               1,100       17,256
MRV COMMUNICATIONS INC.+*                      1,200       14,775
NEXTEL COMMUNICATIONS INC. "A"+                6,110      147,022
NUMEREX CORP. "A"+                             3,200       23,400
QWEST COMMUNICATIONS INTERNATIONAL INC.+      12,837      474,584
SPRINT CORP. (PCS GROUP)+*                     7,482      188,397
VERIZON COMMUNICATIONS INC.                   19,672      973,764
                                            SHARES       VALUE
VOICESTREAM WIRELESS CORP.+                      789  $    74,955
                                                      -----------
                                                      $ 2,245,203
TELEPHONE
PERCENT OF NET ASSETS                                       1.14%
ALLTEL CORP.                                   2,632  $   141,338
AT&T CORP.                                    27,176      625,048
BELLSOUTH CORP.                               13,859      581,524
CENTURYTEL INC.                                2,230       64,269
SBC COMMUNICATIONS INC.                       25,041    1,194,456
SPRINT CORP. (FON GROUP)                       6,826      152,629
WORLDCOM INC.+                                21,770      361,926
XO COMMUNICATIONS INC. "A"+                    2,100       31,238
                                                      -----------
                                                      $ 3,152,428
TEXTILES
PERCENT OF NET ASSETS                                       0.03%
G&K SERVICES INC. "A"                          1,900  $    39,544
UNIFIRST CORP.                                 3,400       43,928
                                                      -----------
                                                      $    83,472
TOBACCO
PERCENT OF NET ASSETS                                       0.35%
PHILIP MORRIS COMPANIES INC.                  16,300  $   785,334
UST INC.                                       6,648      191,728
                                                      -----------
                                                      $   977,062
TOYS / GAMES / HOBBIES
PERCENT OF NET ASSETS                                       0.06%
HASBRO INC.                                    6,975  $    85,653
MATTEL INC.                                    4,611       78,203
                                                      -----------
                                                      $   163,856
TRANSPORTATION
PERCENT OF NET ASSETS                                       0.10%
CSX CORP.*                                     3,313  $   110,787
KANSAS CITY SOUTHERN INDUSTRIES INC.+          4,330       64,863
NORFOLK SOUTHERN CORP.                         5,095       92,169
                                                      -----------
                                                      $   267,819
TRUCKING & LEASING
PERCENT OF NET ASSETS                                       0.02%
INTERPOOL INC.                                 2,600  $    45,110
                                                      -----------
WATER
PERCENT OF NET ASSETS                                       0.04%
MIDDLESEX WATER CO.                            1,900  $    57,238
SOUTHWEST WATER CO.                            4,000       52,000
                                                      -----------
                                                      $   109,238
TOTAL U.S. COMMON STOCKS
(COST $78,822,081)                                    $85,339,302

INTERNATIONAL COMMON STOCKS
PERCENT OF NET ASSETS                                       7.81%
AUSTRALIA
PERCENT OF NET ASSETS                                       0.30%
COLES MYER LTD. ADR                            3,082  $    82,289
NATIONAL AUSTRALIA BANK*                       3,431      269,505
NEWS CORPORATION LTD.*                         2,640       96,492

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2010 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
RIO TINTO PLC ADR                              2,900  $   215,209
WESTPAC BANKING CORP. ADR                      4,888      179,634
                                                      -----------
                                                      $   843,129

CANADA
PERCENT OF NET ASSETS                                       0.25%
ALCAN ALUMINIUM LTD.                           2,410  $    88,905
BARRICK GOLD CORP.                             4,888       79,186
INCO LTD.+                                     5,549       99,272
NORTEL NETWORKS CORP.                         23,448      433,554
                                                      -----------
                                                      $   700,917
DENMARK
PERCENT OF NET ASSETS                                       0.35%
NOVO-NORDISK A/S ADR*                          7,941  $   790,130
TELE DENMARK A/S ADR*                          9,976      161,611
                                                      -----------
                                                      $   951,741
FINLAND
PERCENT OF NET ASSETS                                       0.11%
NOKIA OYJ*                                    13,474  $   296,428
                                                      -----------
FRANCE
PERCENT OF NET ASSETS                                       1.07%
ALCATEL SA ADR*                               12,052  $   466,653
AVENTIS SA                                     7,205      581,876
AXA-UAP ADR*                                   6,748      420,400
FRANCE TELECOM SA ADR                          1,900      114,950
LVMH MOET-HENNESSY LOUIS VUITTON ADR          15,235      188,533
TOTAL FINA SA*                                14,939    1,053,349
TOTAL FINA SA WARRANTS (EXPIRES
  08/08/03)+                                      81        2,256
VIVENDI UNIVERSAL SA ADR*                      2,120      133,984
                                                      -----------
                                                      $ 2,962,001
GERMANY
PERCENT OF NET ASSETS                                       0.36%
DAIMLERCHRYSLER AG*                           12,108  $   593,534
DEUTSCHE TELEKOM AG ADR*                      11,388      279,803
SAP AG ADR*                                    3,450      133,481
                                                      -----------
                                                      $ 1,006,818
IRELAND
PERCENT OF NET ASSETS                                       0.13%
ALLIED IRISH BANKS PLC ADR                    16,196  $   354,854
                                                      -----------
ITALY
PERCENT OF NET ASSETS                                       0.30%
BENETTON GROUP SPA ADR*                        6,518  $   234,974
ENI-ENTE NAZIONALE IDROCARBURI SPA ADR*        2,180      143,335
FIAT SPA ADR                                   6,365      160,271
SAN PAOLO-IMI SPA ADR*                         8,550      265,307
                                                      -----------
                                                      $   803,887
                                            SHARES       VALUE
JAPAN
PERCENT OF NET ASSETS                                       1.68%
CANON INC. ADR                                 4,920  $   161,228
FUJI PHOTO FILM CO. LTD. ADR                   3,710      132,633
HITACHI LTD. ADR                               2,244      196,911
HONDA MOTOR COMPANY LTD. ADR                   2,505      197,895
ITO-YOKADO CO. LTD. ADR                        4,580      229,286
JAPAN AIR LINES ADR+                          28,920      249,435
KIRIN BREWERY CO. LTD. ADR                     2,992      286,484
KUBOTA CORP. ADR                               3,463      193,928
KYOCERA CORP. ADR                              1,568      141,826
MAKITA CORP. ADR                               4,673       29,790
MATSUSHITA ELECTRIC INDUSTRIAL CO. ADR        11,530      215,265
MITSUBISHI CORP. ADR                          10,825      147,491
MITSUI & CO. ADR                               1,465      169,940
NEC CORP. ADR                                  3,393      274,833
NIPPON TELEGRAPH & TELEPHONE CORP. ADR         9,109      299,686
NISSAN MOTOR CO. LTD. ADR+                    15,806      201,527
PIONEER CORP. ADR*                             6,397      165,362
RICOH CORP. LTD. ADR                           1,949      169,563
SONY CORP. ADR                                 3,014      215,531
TOKIO MARINE AND FIRE INSURANCE CO. LTD.
  ADR                                         10,070      526,158
TOYOTA MOTOR CORP. ADR                         6,551      455,950
                                                      -----------
                                                      $ 4,660,722
NETHERLANDS
PERCENT OF NET ASSETS                                       1.03%
ABN AMRO HOLDING NV                           12,912  $   284,064
AEGON NV ADR                                   6,351      221,840
AKZO NOBEL NV ADR                              3,730      179,973
ELSEVIER NV ADR                               11,741      328,748
ING GROEP NV ADR                               2,567      178,150
KONINKLIJKE (ROYAL) PHILIPS ELECTONICS
  NV                                           6,758      220,581
KONINKLIJKE AHOLD NV ADR*                      8,758      285,598
ROYAL DUTCH PETROLEUM CO.-NY SHARES           15,288      891,749
UNILEVER NV-NY SHARES                          4,600      257,140
                                                      -----------
                                                      $ 2,847,843
NEW ZEALAND
PERCENT OF NET ASSETS                                       0.02%
TELECOM CORP. OF NEW ZEALAND LTD.*             3,138  $    55,386
                                                      -----------
PORTUGAL
PERCENT OF NET ASSETS                                       0.03%
BANCO COMERCIAL PORTUGUES ADR                  3,580  $    94,154
                                                      -----------

LIFEPATH 2010 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)

SINGAPORE
PERCENT OF NET ASSETS                                       0.02%
CHARTERED SEMICONDUCTOR MANUFACTURING
  LTD. ADR+*                                   1,570  $    45,923
                                                      -----------
SPAIN
PERCENT OF NET ASSETS                                       0.35%
BANCO BILBAO VIZCAYA ARGENTARIA SA ADR*       12,388  $   183,095
BANCO SANTANDER CENTRAL HISPANO SA ADR*       35,878      372,055
REPSOL SA                                      7,500      127,575
TELEFONICA SA ADR+                             5,286      268,265
                                                      -----------
                                                      $   950,990
SWEDEN
PERCENT OF NET ASSETS                                       0.10%
TELEFONAKTIEBOLAGET LM ERICSSON               32,954  $   272,900
                                                      -----------
SWITZERLAND
PERCENT OF NET ASSETS                                       0.09%
ADECCO SA ADR                                  1,752  $   136,568
SULZER MEDICA ADR*                             4,520      100,796
                                                      -----------
                                                      $   237,364
UNITED KINGDOM
PERCENT OF NET ASSETS                                       1.62%
ASTRAZENECA PLC ADR*                           7,505  $   347,106
BARCLAYS PLC ADR*                              2,580      317,856
BP AMOCO PLC ADR                               6,910      342,736
BRITISH SKY BROADCASTING PLC ADR+              1,885      158,340
BRITISH TELECOM PLC ADR*                       4,333      367,222
CADBURY SCHWEPPES PLC ADR                      8,634      230,960
DIAGEO PLC ADR                                12,125      490,820
GLAXOSMITHKLINE PLC ADR+                      19,350    1,070,249
HANSON PLC ADR*                                7,386      240,045
HONG KONG & SHANGHAI BANKING ADR*              2,240      148,960
REUTERS GROUP PLC ADR                          2,143      197,692
VODAFONE GROUP PLC ADR*                       21,220      579,518
                                                      -----------
                                                      $ 4,491,504
TOTAL INTERNATIONAL COMMON STOCKS
(COST $18,702,762)                                    $21,576,561
TOTAL COMMON STOCKS
(COST $97,524,843)                                    $106,915,863

                                          FACE AMOUNT     VALUE

U.S. GOVERNMENT AND AGENCY OBLIGATIONS
PERCENT OF NET ASSETS                                       46.46%
U.S. GOVERNMENT SECURITIES
PERCENT OF NET ASSETS                                       46.46%
U.S. TREASURY BONDS
 6.13%,  08/15/29                         $   50,000   $    54,491
 6.75%,  08/15/26                            240,000       279,487
 7.13%,  02/15/23                            150,000       180,253
 7.63%,  02/15/07                            300,000       307,933
 8.88%,  08/15/17                            430,000       589,221
 9.13%,  05/15/09                            400,000       450,016
 9.38%,  02/15/06                            850,000     1,020,930
 10.63%,  11/15/09                           600,000       709,852
 10.75%,  02/15/03                           350,000       390,633
 10.75%,  05/15/03                         1,000,000     1,129,062
 10.75%,  08/15/05                         2,100,000     2,596,125
 11.13%,  08/15/03                           400,000       460,281
 11.25%,  02/15/15                           400,000       631,250
 11.63%,  11/15/02                           550,000       613,379
 11.63%,  11/15/04                           850,000     1,046,695
 11.75%,  02/15/10                           550,000       683,891
 11.88%,  11/15/03                         1,490,000     1,762,682
 12.00%,  05/15/05                           950,000     1,209,469
 12.38%,  05/15/04                         1,500,000     1,838,671
 13.75%,  08/15/04                           580,000       745,572
U.S. TREASURY NOTES
 4.25%,  11/15/03                          1,700,000     1,685,358
 4.75%,  01/31/03                          1,200,000     1,206,116
 4.75%,  02/15/04                          1,350,000     1,355,247
 4.75%,  11/15/08                          5,900,000     5,822,332
 5.13%,  12/31/02                          1,000,000     1,010,996
 5.25%,  08/15/03                          1,800,000     1,829,605
 5.25%,  05/15/04                          1,400,000     1,425,698
 5.38%,  06/30/03                          1,000,000     1,019,106
 5.50%,  01/31/03                          1,400,000     1,425,327
 5.50%,  02/28/03                          2,200,000     2,241,754
 5.50%,  03/31/03                            500,000       509,917
 5.50%,  05/31/03                          1,200,000     1,225,012
 5.50%,  02/15/08                          1,200,000     1,241,588
 5.50%,  05/15/09                          2,100,000     2,171,791
 5.63%,  11/30/02                          1,000,000     1,018,244
 5.63%,  12/31/02                          1,500,000     1,528,824
 5.63%,  02/15/06                          1,800,000     1,869,847
 5.63%,  05/15/08                          2,850,000     2,968,315
 5.75%,  10/31/02                          3,060,000     3,119,318
 5.75%,  11/30/02                          1,900,000     1,938,952
 5.75%,  04/30/03                            650,000       666,364
 5.75%,  08/15/03                          3,000,000     3,085,113
 5.75%,  11/15/05                          2,500,000     2,612,987
 5.75%,  08/15/10*                         2,000,000     2,108,540
 5.88%,  09/30/02                          2,200,000     2,244,453
 5.88%,  02/15/04                            450,000       465,501
 5.88%,  11/15/04                          3,300,000     3,432,376
 5.88%,  11/15/05*                         1,700,000     1,782,748
 6.00%,  07/31/02                          1,000,000     1,020,090
 6.00%,  09/30/02                          1,000,000     1,022,331
 6.00%,  08/15/04                          2,200,000     2,293,064
 6.00%,  08/15/09                          2,820,000     3,011,811

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2010 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                          FACE AMOUNT     VALUE
 6.13%,  08/31/02                         $1,000,000   $ 1,022,615
 6.13%,  08/15/07                          3,000,000     3,205,548
 6.25%,  06/30/02                            500,000       510,780
 6.25%,  07/31/02                            700,000       716,216
 6.25%,  08/31/02                          1,000,000     1,024,529
 6.25%,  02/15/03                          1,150,000     1,187,089
 6.25%,  02/15/07                          1,500,000     1,609,413
 6.38%,  04/30/02                          2,100,000     2,142,519
 6.38%,  06/30/02                          1,000,000     1,023,465
 6.38%,  08/15/02                          3,800,000     3,899,055
 6.50%,  03/31/02                          1,000,000     1,019,814
 6.50%,  05/31/02                          2,100,000     2,148,817
 6.50%,  05/15/05                          2,300,000     2,455,740
 6.50%,  08/15/05                          2,600,000     2,784,553
 6.50%,  10/15/06*                         3,450,000     3,733,549
 6.50%,  02/15/10                          1,360,000     1,502,622
 6.63%,  03/31/02                            450,000       459,658
 6.63%,  04/30/02                          1,000,000     1,023,377
 6.63%,  05/31/02                          1,730,000     1,772,971
 6.63%,  05/15/07                          1,610,000     1,760,756
 6.75%,  05/15/05                          3,000,000     3,229,614
 6.88%,  05/15/06                          2,700,000     2,958,976
 7.00%,  07/15/06                          3,500,000     3,860,717
 7.25%,  05/15/04                          2,100,000     2,261,389
 7.25%,  08/15/04                          1,400,000     1,514,986
 7.50%,  05/15/02                            950,000       982,512
 7.50%,  02/15/05                            650,000       715,384
 7.88%,  11/15/04                            700,000       775,032
                                                       -----------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(COST $123,831,208)                                    $128,360,314

SHORT TERM INSTRUMENTS
PERCENT OF NET ASSETS                                        4.99%
DREYFUS MONEY MARKET FUND++               $5,100,784   $ 5,100,784
FEDERAL NATIONAL MORTGAGE ASSOCIATION
DISCOUNT NOTE
5.39%, 03/20/01++                          1,038,371     1,038,371
GOLDMAN SACHS FINANCIAL SQUARE PRIME
OBLIGATION FUND++                          2,539,831     2,539,831
PROVIDIAN TEMP CASH MONEY MARKET FUND++    5,100,784     5,100,784
                                                       -----------
TOTAL SHORT TERM INSTRUMENTS
(COST $13,779,770)                                     $13,779,770
                                          FACE AMOUNT     VALUE

REPURCHASE AGREEMENT
PERCENT OF NET ASSETS                                       14.60%
INVESTORS BANK & TRUST TRI-PARTY
REPURCHASE AGREEMENT, DATED 02/28/01,
DUE 03/01/01, WITH A MATURITY VALUE OF
$40,351,825 AND AN EFFECTIVE YIELD OF
5.10%.                                    $40,346,109  $40,346,109
                                                       -----------
TOTAL REPURCHASE AGREEMENT
(COST $40,346,109)                                     $40,346,109

TOTAL INVESTMENTS IN SECURITIES              104.75%   $$289,402,056
OTHER ASSETS AND LIABILITIES, NET             (4.75%)  (13,133,858)
                                          ----------   -----------
TOTAL NET ASSETS                             100.00%   $276,268,198
                                          ----------   -----------

+    Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
*    Denotes all or part of security on loan. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS
PERCENT OF NET ASSETS                                      62.09%
U.S. COMMON STOCKS
PERCENT OF NET ASSETS                                      49.50%
ADVERTISING
PERCENT OF NET ASSETS                                       0.13%
INTERPUBLIC GROUP OF COMPANIES INC.            6,140  $   231,810
OMNICOM GROUP INC.*                            3,515      318,775
TMP WORLDWIDE INC.+                            1,500       78,469
                                                      -----------
                                                      $   629,054
AEROSPACE / DEFENSE
PERCENT OF NET ASSETS                                       0.59%
BOEING CO.                                    17,398  $ 1,082,156
GENERAL DYNAMICS CORP.                         4,074      277,765
GOODRICH (B.F.) CO.                            2,204       89,130
LOCKHEED MARTIN CORP.                          8,540      319,908
NORTHROP GRUMMAN CORP.                         1,363      128,054
RAYTHEON CO. "B"                               6,885      228,651
UNITED TECHNOLOGIES CORP.                      9,098      708,825
                                                      -----------
                                                      $ 2,834,489
AIRLINES
PERCENT OF NET ASSETS                                       0.12%
AMR CORP.+                                     2,809  $    93,399
DELTA AIR LINES INC.                           3,226      135,879
NORTHWEST AIRLINES CORP. "A"+                  1,252       27,544
SOUTHWEST AIRLINES CO.                        14,439      268,565
UAL CORP.                                        200        7,610
US AIRWAYS GROUP INC.+                         1,448       59,802
                                                      -----------
                                                      $   592,799
APPAREL
PERCENT OF NET ASSETS                                       0.11%
JONES APPAREL GROUP INC.+                      2,184  $    83,866
LIZ CLAIBORNE INC.*                            1,679       81,767
NIKE INC. "B"                                  5,344      208,683
VF CORP.                                       3,749      135,301
                                                      -----------
                                                      $   509,617
AUTO MANUFACTURERS
PERCENT OF NET ASSETS                                       0.37%
FORD MOTOR COMPANY                            36,200  $ 1,006,722
GENERAL MOTORS CORP. "A"                      10,737      572,497
NAVISTAR INTERNATIONAL CORP.+                  1,847       46,212
PACCAR INC.                                    2,223      103,092
STANDARD MOTOR PRODUCTS INC.*                  4,000       39,600
                                                      -----------
                                                      $ 1,768,123
AUTO PARTS & EQUIPMENT
PERCENT OF NET ASSETS                                       0.12%
DANA CORP.                                     4,600  $    77,878
DELPHI AUTOMOTIVE SYSTEMS CORP.               11,635      163,239
GOODYEAR TIRE & RUBBER CO.                     3,148       80,274
                                            SHARES       VALUE
LEAR CORP.+                                    1,927  $    61,780
TRW INC.                                       2,725      106,384
VISTEON CORP.                                  4,549       65,506
                                                      -----------
                                                      $   555,061
BANKS
PERCENT OF NET ASSETS                                       3.46%
ABC BANCORP                                    4,100  $    46,637
AMSOUTH BANCORP                                6,513      113,456
ASSOCIATED BANCORP                             1,974       68,720
BANK OF AMERICA CORP.                         31,094    1,553,145
BANK OF NEW YORK CO. INC.                     13,390      693,334
BANK ONE CORP.                                20,516      723,599
BB&T CORP.                                     6,454      233,183
BOSTONFED BANCORP INC.                         2,100       51,870
BRYN MAWR BANK CORP.                           1,900       48,212
CAPITOL BANCORP LTD.                           3,100       40,300
CASCADE BANCORP                                2,400       34,800
CAVALRY BANCORP INC.*                          3,200       37,600
CB BANCSHARES INC.                             1,000       34,437
CHARTER ONE FINANCIAL INC.                     3,209       91,649
CITY NATIONAL CORP.                              864       31,303
CIVIC BANCORP+                                 2,300       36,512
COLORADO BUSINESS BANKSHARES                   2,300       39,962
COLUMBIA BANCORP                               2,900       36,431
COMERICA INC.                                  2,657      169,118
COMMERCE BANCSHARES INC.                       1,283       50,759
COMPASS BANCSHARES INC.                        1,956       41,687
CONNECTICUT BANKSHARES INC.+                   6,800      136,000
DIME BANCORP INC.                              1,191       35,611
DROVERS BANCSHARES CORP.                       2,300       59,656
FIFTH THIRD BANCORP                            8,322      447,828
FIRST FEDERAL BANCSHARES OF ARKANSAS           1,800       36,112
FIRST M&F CORP.                                1,800       34,200
FIRST OAK BROOK BANCSHARES "A"                 1,900       37,525
FIRST PLACE FINANCIAL CORP.                    2,687       31,404
FIRST SECURITY FINANCIAL INC.                  2,700       42,187
FIRST SOUTH BANCORP INC.                       1,900       46,550
FIRST TENNESSEE NATIONAL CORP.                 2,202       68,262
FIRST UNION CORP.                             18,893      611,566
FIRST VIRGINIA BANKS INC.                        852       39,022
FIRSTMERIT CORP.                               1,953       50,900
FIRSTSPARTAN FINANCIAL CORP.                   1,100       39,669
FLEETBOSTON FINANCIAL CORP.                   16,276      671,385
GA FINANCIAL INC.                              2,100       30,576
GERMAN AMERICAN BANCORP                        2,310       29,452
GOLDEN WEST FINANCIAL CORP.                    2,051      112,497
GRANITE STATE BANKSHARES INC.                  1,500       31,594
GREENPOINT FINANCIAL CORP.                       902       31,119
HERITAGE COMMERCE CORP.+                         100          925
HERITAGE FINANCIAL CORP.                       3,600       36,450
HIBERNIA CORP. "A"                             3,005       43,572

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2020 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
HORIZON FINANCIAL CORP.                       42,700  $   469,700
HUNTINGTON BANCSHARES INC.                     5,868       87,653
INTERCHANGE FINANCIAL SERVICES CORP.           2,600       42,737
ITLA CAPITAL CORP.+                            2,200       42,659
JP MORGAN CHASE & CO.                         36,058    1,682,466
KEYCORP                                        5,974      155,324
M&T BANK CORP.*                                  880       60,280
MAIN STREET BANCORP INC.                       3,500       32,156
MARSHALL & ILSLEY CORP.                        1,831       98,782
MASSBANK CORP.                                 1,100       34,925
MELLON FINANCIAL CORP.                         8,412      389,560
MERCANTILE BANKSHARES CORP.                    1,770       68,477
MERCHANTS BANCSHARES INC.                      1,400       38,500
NATIONAL CITY CORP.                            9,778      265,962
NATIONAL COMMERCE BANCORP                      3,763       96,192
NORTH FORK BANCORP                             2,454       61,350
NORTHERN STATES FINANCIAL CORP.                2,000       36,750
NORTHERN TRUST CORP.                           3,872      275,396
OAK HILL FINANCIAL INC.                        1,800       25,875
OHIO VALLEY BANCORP                            1,500       37,500
OLD KENT FINANCIAL CORP.                       2,332       92,674
PEOPLES BANCORP INC.                           2,000       34,000
PNC FINANCIAL SERVICES GROUP*                  4,577      318,101
PROSPERITY BANCSHARES INC.                     2,100       46,725
REGIONS FINANCIAL CORP.                        3,690      110,700
SOUTHTRUST CORP.                               2,837      120,041
SOVEREIGN BANCORP INC.                         4,619       41,138
STATE BANCORP INC.                             2,900       42,775
STATE STREET CORP.                             2,927      294,017
SUMMIT BANCORP                                 2,887      121,254
SUMMIT BANCSHARES INC.                         1,700       32,937
SUN BANCORP INC.                               2,000       30,125
SUNTRUST BANKS INC.                            4,959      325,955
SYNOVUS FINANCIAL CORP.                        4,906      136,485
TCF FINANCIAL CORP.                            2,116       78,080
TRUSTMARK CORP.                                6,465      141,018
U.S. BANCORP*                                 34,708      805,216
UNION PLANTERS CORP.                           2,368       90,126
UNITED SECURITY BANCORP+                       3,630       39,930
VALLEY NATIONAL BANCORP                        6,830      191,445
VIB CORP.+                                     5,047       43,530
VISTA BANCORP INC.                             2,500       50,625
WACHOVIA CORP.                                 4,915      310,333
WASHINGTON MUTUAL INC.                         9,468      486,371
WELLS FARGO & COMPANY                         31,748    1,575,971
WILMINGTON TRUST CORP.                           819       48,649
YARDVILLE NATIONAL BANCORP                     2,500       35,000
ZIONS BANCORP                                  1,602       92,015
                                                      -----------
                                                      $16,618,256
BEVERAGES
PERCENT OF NET ASSETS                                       1.03%
ANHEUSER-BUSCH COMPANIES INC.                 16,456  $   719,127
                                            SHARES       VALUE
BROWN-FORMAN CORP. "B"                         1,150  $    73,025
COCA-COLA CO.                                 48,342    2,563,576
COCA-COLA ENTERPRISES INC.*                    8,379      190,203
COORS (ADOLF) COMPANY "B"                        663       44,388
PEPSIAMERICAS INC.                             4,287       69,278
PEPSICO INC.                                  28,109    1,295,263
                                                      -----------
                                                      $ 4,954,860
BIOTECHNOLOGY
PERCENT OF NET ASSETS                                       0.60%
AMGEN INC.+                                   20,320  $ 1,464,310
APPLERA CORP. - CELERA GENOMICS GROUP+         1,500       65,250
BIOGEN INC.+                                   3,072      219,840
CHIRON CORP.+                                  3,825      179,058
CURAGEN CORP.+*                                1,200       33,375
GENE LOGIC INC.+                               1,700       34,106
GENENTECH INC.+                                2,400      126,000
GENZYME CORP. - GENERAL DIVISION+              1,331      117,045
HUMAN GENOME SCIENCES INC.+                    1,900      104,381
IDEC PHARMACEUTICALS CORP.+                    2,700      152,212
IMMUNEX CORP.+                                 4,256      138,586
IMMUNOMEDICS INC.+                             1,400       18,112
INCYTE GENOMICS INC.+                          1,800       30,262
MILLENNIUM PHARMACEUTICALS INC.+               3,300      111,375
PROTEIN DESIGN LABS INC.+*                       900       56,362
VIROLOGIC INC.+                                2,600        8,694
                                                      -----------
                                                      $ 2,858,968
BUILDING MATERIALS
PERCENT OF NET ASSETS                                       0.08%
AMERICAN STANDARD COMPANIES INC.+              1,427  $    80,811
MASCO CORP.                                    8,878      207,479
VULCAN MATERIALS CO.                           2,128       90,078
                                                      -----------
                                                      $   378,368
CHEMICALS
PERCENT OF NET ASSETS                                       0.72%
AIR PRODUCTS & CHEMICALS INC.                  4,490  $   182,069
ASHLAND INC.                                   2,685      104,205
CABOT CORP.                                    1,916       65,700
CABOT MICROELECTRONICS CORP.+                    637       38,578
CROMPTON CORP.                                 6,151       73,197
DOW CHEMICAL CO.                              17,208      564,594
DU PONT (E.I.) DE NEMOURS                     20,141      879,960
EASTMAN CHEMICAL CO.                           1,425       73,316
ENGELHARD CORP.                                3,566       85,334
GREAT LAKES CHEMICAL CORP.*                    1,740       57,611
HAWKINS CHEMICAL INC.                          4,900       47,775
HERCULES INC.*                                 4,021       56,616
IMC GLOBAL INC.                                5,394       74,167

LIFEPATH 2020 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
LANDEC CORP.+                                    900  $     3,600
LUBRIZOL CORP.                                 4,217      136,083
MILLENNIUM CHEMICALS INC.                      5,339       95,568
PPG INDUSTRIES INC.                            3,578      182,836
PRAXAIR INC.                                   3,100      138,260
ROHM & HAAS CO. "A"                            4,405      161,884
SHERWIN-WILLIAMS CO.                           3,392       85,139
SIGMA-ALDRICH CORP.                            3,434      149,379
SOLUTIA INC.                                   3,301       44,299
VALSPAR CORP.                                  2,664       87,246
VERTEX PHARMACEUTICALS INC.+                   1,300       64,675
                                                      -----------
                                                      $ 3,452,091
COMMERCIAL SERVICES
PERCENT OF NET ASSETS                                       0.49%
ANC RENTAL CORP.+                             14,611  $    44,746
AURORA BIOSCIENCES CORP.+                        700       12,775
BLOCK (H & R) INC.                             1,819       89,677
CAREMARK RX INC.+*                             4,100       57,400
CENDANT CORP.+                                15,732      205,775
CONCORD EFS INC.+                              3,172      146,705
CONVERGYS CORP.+                               3,400      144,024
CORVEL CORP.+                                  1,000       35,500
DELUXE CORP.                                   3,631       88,415
DONNELLEY (R.R.) & SONS CO.                    3,483      103,271
DUN & BRADSTREET CORP.+                        1,413       35,466
ECOLAB INC.*                                   2,668      111,923
EQUIFAX INC.                                   3,019       91,506
FIRST HEALTH GROUP CORP.+                      1,406       60,019
LANDAUER INC.                                  2,000       43,400
MANPOWER INC.                                  2,316       78,813
MCKESSON HBOC INC.                             6,947      202,019
MODIS PROFESSIONAL SERVICES INC.+              4,954       30,368
MOODY'S CORP.                                  3,626       97,757
PAYCHEX INC.                                   7,463      298,054
PLEXUS CORP.+                                  1,200       37,050
QUINTILES TRANSNATIONAL CORP.+                 3,175       57,150
ROBERT HALF INTERNATIONAL INC.+                4,206      101,196
SERVICEMASTER CO.                              6,445       69,155
VALASSIS COMMUNICATIONS INC.+                  1,439       43,501
VIAD CORP.                                     2,401       58,560
                                                      -----------
                                                      $ 2,344,225
COMPUTERS
PERCENT OF NET ASSETS                                       3.39%
APPLE COMPUTER INC.+                           6,224  $   113,588
BROCADE COMMUNICATIONS SYSTEM INC.+            2,200       85,387
CAIS INTERNET INC.+                            4,300        4,703
CERIDIAN CORP.+                                3,132       63,360
CISCO SYSTEMS INC.+                          141,884    3,360,877
COMMERCE ONE INC.+                             2,600       45,337
COMPAQ COMPUTER CORP.                         33,037      667,347
                                            SHARES       VALUE
COMPUTER SCIENCES CORP.+                       3,362  $   200,745
DATA RACE INC.+                                  400          400
DELL COMPUTER CORP.+                          51,056    1,116,850
DIEBOLD INC.                                   2,635       73,121
DST SYSTEMS INC.+                              1,578       96,258
ECHELON CORP.+*                                1,200       19,875
ELECTRONIC DATA SYSTEMS CORP.                  9,126      582,513
EMC CORP.+                                    42,920    1,706,499
ENTRUST TECHNOLOGIES INC.+                     1,600       12,850
EXTREME NETWORKS INC.+                         1,000       22,609
GATEWAY INC.+                                  6,410      110,252
HEWLETT-PACKARD CO.                           38,250    1,103,512
INTERNATIONAL BUSINESS MACHINES CORP.         34,440    3,440,556
INTERNET SECURITY SYSTEMS INC.+                  900       50,175
INTRAWARE INC.+*                               1,700        3,506
IXL ENTERPRISES INC.+                          3,000        3,750
JUNIPER NETWORKS INC.+*                        4,100      264,706
JUNO ONLINE SERVICES INC.+*                    3,700        5,434
KANA COMMUNICATIONS INC.+                      1,800        5,512
LEXMARK INTERNATIONAL GROUP INC. "A"+          2,630      136,760
MCDATA CORPORATION "A"+                        1,517       27,116
MYPOINTS.COM INC.+                             1,500        1,641
NCR CORP.+                                     3,284      144,496
NETWORK APPLIANCE INC.+                        6,330      188,317
PALM INC.+                                    11,246      195,399
QUANTUM DLT & STORAGE GROUP+                   3,513       44,158
REDBACK NETWORKS INC.+                         1,500       46,289
RSA SECURITY INC.+                               864       41,040
SANDISK CORP.+                                   900       19,462
SAPIENT CORP.+*                                3,200       41,200
SUN MICROSYSTEMS INC.+                        63,252    1,257,133
SUNGARD DATA SYSTEMS INC.+*                    1,965      109,450
SYNOPSYS INC.+*                                1,390       75,494
3COM CORP.+                                    5,967       54,449
UNISYS CORP.+                                  6,681      109,435
VERISIGN INC.+*                                3,167      151,917
VERITAS SOFTWARE CORP.+                        7,828      508,331
                                                      -----------
                                                      $16,311,809
COSMETICS / PERSONAL CARE
PERCENT OF NET ASSETS                                       0.87%
AVON PRODUCTS INC.                             4,721  $   200,454
COLGATE-PALMOLIVE CO.                         11,148      658,289
ESTEE LAUDER COMPANIES INC. "A"*               1,102       42,581
GILLETTE CO.                                  20,628      670,616
INTERNATIONAL FLAVORS & FRAGRANCES INC.        2,200       44,462
KIMBERLY-CLARK CORP.                          10,412      744,458
PROCTER & GAMBLE CO.                          25,993    1,832,506
                                                      -----------
                                                      $ 4,193,366

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2020 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)

DISTRIBUTION / WHOLESALE
PERCENT OF NET ASSETS                                       0.13%
AVIATION SALES CO.+*                           1,100  $     4,950
COSTCO WHOLESALE CORP.+                        8,846      369,320
FASTENAL CO.+*                                   901       54,060
GENUINE PARTS CO.                              3,539       95,411
GRAINGER (W.W.) INC.                           2,242       78,492
TECH DATA CORP.+                               1,152       35,208
                                                      -----------
                                                      $   637,441
DIVERSIFIED FINANCIAL SERVICES
PERCENT OF NET ASSETS                                       3.12%
AMERICAN EXPRESS CO.                          25,821  $ 1,133,025
ATALANTA SOSNOFF CAPITAL CORP.                 3,200       34,880
BEAR STEARNS COMPANIES INC.                    1,940      101,229
CAPITAL ONE FINANCIAL CORP.                    3,910      216,027
CIT GROUP INC. (THE)                           5,200      120,120
CITIGROUP INC.                                97,429    4,791,558
COUNTRYWIDE CREDIT INDUSTRIES INC.             2,257       99,827
E*TRADE GROUP INC.+*                           3,600       32,436
EDWARDS (A.G.) INC.                            2,313       89,906
FANNIE MAE                                    19,381    1,544,666
FEDERATED INVESTORS INC. "B"                   2,700       72,900
FRANKLIN RESOURCES INC.                        4,643      193,799
FREDDIE MAC                                   13,437      884,826
GOLDMAN SACHS GROUP INC. (THE)                 4,400      403,700
HOENING GROUP INC.+                            3,300       35,062
HOUSEHOLD INTERNATIONAL INC.                   9,003      521,454
KNIGHT TRADING GROUP INC.+                     2,300       37,375
LEGG MASON INC.                                1,327       63,484
LEHMAN BROTHERS HOLDINGS INC.                  4,590      315,103
MBNA CORP.                                    16,512      542,915
MERRILL LYNCH & CO. INC.                      15,376      921,022
METRIS COMPANIES INC.                          1,300       28,548
MORGAN STANLEY DEAN WITTER & CO.              21,682    1,412,149
PINNACLE GLOBAL GROUP INC.+                    2,500       13,125
PROVIDIAN FINANCIAL CORP.*                     5,696      284,857
SCHWAB (CHARLES) CORP.                        27,244      569,400
STIFEL FINANCIAL CORP.                         3,300       43,395
STILWELL FINANCIAL INC.                        4,644      148,144
STOCKWALK.COM GROUP INC.+*                     6,100       15,917
T ROWE PRICE GROUP INC.                        2,281       81,403
USA EDUCATION INC.                             3,200      232,096
WORLD ACCEPTANCE CORP.+                        5,300       30,475
                                                      -----------
                                                      $15,014,823
                                            SHARES       VALUE
ELECTRIC
PERCENT OF NET ASSETS                                       1.29%
AES CORP.+                                     9,862  $   532,252
AMEREN CORP.                                   4,507      190,056
AMERICAN ELECTRIC POWER INC.*                  7,791      370,384
CINERGY CORP.                                  3,196      104,285
CMS ENERGY CORP.*                              2,402       70,979
CONSOLIDATED EDISON INC.                       8,233      303,551
CONSTELLATION ENERGY GROUP INC.                3,133      133,779
DOMINION RESOURCES INC.                        4,533      297,184
DTE ENERGY CO.*                                4,848      176,031
DUKE ENERGY CORP.                             14,192      578,324
EDISON INTERNATIONAL                           8,142      121,316
ENTERGY CORP.                                  4,505      174,929
EXELON CORP.                                   6,429      420,264
FIRSTENERGY CORP.                              4,950      139,441
FPL GROUP INC.                                 3,479      226,309
GPU INC.                                       2,542       78,777
NIAGARA MOHAWK HOLDINGS INC.+                  5,497       94,438
NISOURCE INC.                                  4,137      118,442
NSTAR                                          3,400      138,210
PG&E CORP.                                     8,419      117,529
PINNACLE WEST CAPITAL CORP.                    1,939       90,067
POTOMAC ELECTRIC POWER CO.                     3,300       73,920
PP&L RESOURCES INC.                            3,217      146,985
PROGRESS ENERGY INC.                           4,309      186,407
PUBLIC SERVICE ENTERPRISE GROUP INC.           4,789      214,595
RELIANT ENERGY INC.                            5,799      243,616
SOUTHERN CO.                                  12,725      393,839
TXU CORPORATION                                5,348      220,552
UNITIL CORP.                                   2,400       60,600
XCEL ENERGY INC.                               6,960      196,272
                                                      -----------
                                                      $ 6,213,333
ELECTRICAL COMPONENTS & EQUIPMENT
PERCENT OF NET ASSETS                                       0.16%
AMERICAN POWER CONVERSION CORP.+               4,770  $    58,134
EMERSON ELECTRIC CO.                           8,200      548,580
EVERCEL INC.+                                    100          894
MOLEX INC.*                                    4,084      148,300
POWER-ONE INC.+                                1,900       33,725
                                                      -----------
                                                      $   789,633
ELECTRONICS
PERCENT OF NET ASSETS                                       0.49%
AGILENT TECHNOLOGIES INC.+                     9,055  $   325,980
ANDREA ELECTRONICS CORP.+                        200          420
APPLERA CORP. - APPLIED BIOSYSTEMS GROUP       4,266      294,781
ARROW ELECTRONICS INC.+*                       2,190       60,006
BADGER METER INC.                              1,400       39,200
JABIL CIRCUIT INC.+                            4,104       92,258
JOHNSON CONTROLS INC.                          1,856      123,387

LIFEPATH 2020 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
MILLIPORE CORP.                                1,308  $    68,670
PARKER HANNIFIN CORP.                          2,548      109,640
PERKINELMER INC.                               1,572      115,102
SANMINA CORP.+*                                6,304      187,938
SAWTEK INC.+                                   1,000       16,500
SCI SYSTEMS INC.+                              2,304       47,163
SOLECTRON CORP.+                              12,802      348,854
SYMBOL TECHNOLOGIES INC.*                      2,888      133,859
SYPRIS SOLUTIONS INC.+                         1,900       11,875
TEKTRONIX INC.+                                2,508       61,923
THERMO ELECTRON CORP.+                         4,345      121,225
VISHAY INTERTECHNOLOGY INC.+                   2,372       42,554
WATERS CORP.+                                  2,404      158,327
                                                      -----------
                                                      $ 2,359,662
ENGINEERING & CONSTRUCTION
PERCENT OF NET ASSETS                                       0.02%
FLUOR CORP.                                    1,279  $    48,755
UNIFAB INTERNATIONAL INC.+                     3,800       30,400
WASHINGTON GROUP WARRANTS (EXPIRES
  03/11/03)+                                      27           70
                                                      -----------
                                                      $    79,225
ENTERTAINMENT
PERCENT OF NET ASSETS                                       0.03%
GOLDEN BOOKS FAMILY ENTERTAINMENT INC.+            2  $         1
INTERNATIONAL GAME TECHNOLOGY INC.+            2,713      146,502
                                                      -----------
                                                      $   146,503
ENVIRONMENTAL CONTROL
PERCENT OF NET ASSETS                                       0.08%
ALLIED WASTE INDUSTRIES INC.+                  4,492  $    72,546
EARTHCARE CO.+                                 2,300        5,031
WASTE MANAGEMENT INC.                         12,230      310,275
                                                      -----------
                                                      $   387,852
FOOD
PERCENT OF NET ASSETS                                       0.95%
ALBERTSON'S INC.                               7,953  $   231,035
ARCHER-DANIELS-MIDLAND CO.                    12,302      185,145
CAMPBELL SOUP CO.                              9,547      285,742
CONAGRA FOODS INC.                             9,907      194,970
FLOWERS INDUSTRIES INC.                        3,119       54,894
GENERAL MILLS INC.                             5,260      235,911
HEINZ (H.J.) CO.                               6,610      281,454
HERSHEY FOODS CORP.                            2,528      162,020
HORMEL FOODS CORP.                             3,780       81,270
IBP INC.                                       2,236       59,366
KELLOGG CO.                                    9,106      242,129
KROGER CO.+                                   16,210      392,930
MCCORMICK & CO. INC.                           2,651      104,184
QUAKER OATS CO.                                2,310      225,271
RALSTON PURINA GROUP                           6,101      190,229
SAFEWAY INC.+                                  9,720  $   527,893
                                            SHARES       VALUE
SARA LEE CORP.                                16,299      353,525
SUPERVALU INC.                                 3,740       52,472
SYSCO CORP.                                   13,150      358,469
WHOLE FOODS MARKET INC.+*                      1,201       51,793
WINN-DIXIE STORES INC.                         4,653      118,838
WRIGLEY (WILLIAM JR.) CO.                      2,134      198,718
                                                      -----------
                                                      $ 4,588,258
FOREST PRODUCTS & PAPER
PERCENT OF NET ASSETS                                       0.23%
BOWATER INC.                                   1,460  $    73,482
GEORGIA-PACIFIC (TIMBER GROUP)                 2,157       68,442
GEORGIA-PACIFIC CORP.                          4,612      138,406
INTERNATIONAL PAPER CO.                        9,246      348,204
MEAD CORP.                                     2,246       61,518
TEMPLE-INLAND INC.                             1,016       48,351
WESTVACO CORP.                                 2,128       55,775
WEYERHAEUSER CO.                               4,099      220,280
WILLAMETTE INDUSTRIES INC.                     2,232      103,743
                                                      -----------
                                                      $ 1,118,201
GAS
PERCENT OF NET ASSETS                                       0.03%
ENERGYSOUTH INC.                               2,200  $    46,200
SEMPRA ENERGY                                  4,553      101,760
                                                      -----------
                                                      $   147,960
HAND / MACHINE TOOLS
PERCENT OF NET ASSETS                                       0.05%
BLACK & DECKER CORP.                           1,582  $    65,669
JORE CORPORATION+                              4,400       15,950
SPX CORP.+                                       555       53,835
STANLEY WORKS (THE)                            1,924       66,955
STARRETT (LS) CO. "A"                          1,600       35,680
                                                      -----------
                                                      $   238,089
HEALTH CARE
PERCENT OF NET ASSETS                                       1.63%
AETNA INC.+                                    1,918  $    71,407
AMERICAN RETIREMENT CORP.+*                    3,300       14,025
APOGENT TECHNOLOGIES INC.+                     1,841       36,967
BARD (C.R.) INC.                               1,523       67,576
BAUSCH & LOMB INC.*                            1,145       61,509
BAXTER INTERNATIONAL INC.                      5,630      518,467
BECKMAN COULTER INC.                           3,090      124,990
BECTON DICKINSON & CO.                         5,092      183,210
BIOMET INC.                                    3,777      146,575
BOSTON SCIENTIFIC CORP.+                       8,377      138,137
CYBER-CARE INC.+                               2,500        8,125
ENDOCARDIAL SOLUTIONS INC.+                      900        4,387
ENZON INC.+                                    1,100       69,919
GUIDANT CORP.+                                 6,174      314,689
HCA - THE HEALTHCARE COMPANY                  11,271      446,332
HEALTH MANAGEMENT ASSOCIATES INC. "A"+         4,164       72,037
HEALTH NET INC.+                               3,302       72,545
HEALTHSOUTH CORP.+                             8,407      133,839

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2020 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
HEALTHTRONICS INC.+                              100  $     1,012
HUMANA INC.+                                   4,400       59,400
JOHNSON & JOHNSON                             27,105    2,638,130
LCA-VISION INC.+                              13,600       37,400
MANOR CARE INC.+                               2,700       65,853
MEDTRONIC INC.                                23,668    1,211,328
ORTHALLIANCE INC. "A"+                           500        1,297
OXFORD HEALTH PLANS INC.+                      1,565       51,743
QUEST DIAGNOSTICS INC.+                          751       79,155
SCIQUEST.COM INC.+                             3,200        6,000
ST. JUDE MEDICAL INC.+                         2,030      113,924
STRYKER CORP.                                  3,974      223,140
TENET HEALTHCARE CORP.+                        6,603      304,596
UNITEDHEALTH GROUP INC.                        5,998      355,262
UNIVERSAL HEALTH SERVICES INC. "B"+              801       71,890
WELLPOINT HEALTH NETWORKS INC.+                1,461      144,420
                                                      -----------
                                                      $ 7,849,286
HOLDING COMPANIES-DIVERSIFIED
PERCENT OF NET ASSETS                                       0.16%
BERKSHIRE HATHAWAY INC. "A"+                      11  $   773,300
                                                      -----------
HOME BUILDERS
PERCENT OF NET ASSETS                                       0.02%
CLAYTON HOMES INC.                             6,988  $    89,097
                                                      -----------
HOME FURNISHINGS
PERCENT OF NET ASSETS                                       0.07%
ETHAN ALLEN INTERIORS INC.                     2,101  $    71,350
LEGGETT & PLATT INC.                           4,378       84,671
MAYTAG CORP.                                   1,719       57,586
POLYCOM INC.+                                  1,800       39,150
WHIRLPOOL CORP.                                1,260       66,616
                                                      -----------
                                                      $   319,373
HOUSEHOLD PRODUCTS / WARES
PERCENT OF NET ASSETS                                       0.12%
AVERY DENNISON CORP.                           2,182  $   115,646
CLOROX CO.                                     4,624      166,279
FORTUNE BRANDS INC.                            2,794       94,381
NEWELL RUBBERMAID INC.                         5,257      138,312
TUPPERWARE CORP.                               3,606       85,102
WATER PIK TECHNOLOGIES INC.+                       1            6
                                                      -----------
                                                      $   599,726
INSURANCE
PERCENT OF NET ASSETS                                       1.98%
AFLAC INC.                                     4,948  $   297,672
ALLMERICA FINANCIAL CORP.                      1,184       62,930
ALLSTATE CORP.                                13,851      552,101
AMBAC FINANCIAL GROUP INC.                     2,128      120,019
AMERICAN GENERAL CORP.                         5,122      390,501
AMERICAN INTERNATIONAL GROUP INC.             45,515    3,723,127
AMERICAN NATIONAL INSURANCE CO.                1,200       87,619
                                            SHARES       VALUE
AON CORP.                                      4,889  $   167,529
CAPITOL TRANSAMERICA CORP.                     3,100       38,944
CERES GROUP INC.+                              4,600       29,900
CHUBB CORP.                                    3,223      231,250
CIGNA CORP.                                    2,721      298,412
CINCINNATI FINANCIAL CORP.                     3,100      114,119
CNA FINANCIAL CORP.+                           3,400      128,554
CONSECO INC.                                   6,861       96,191
EMC INSURANCE GROUP INC.                       3,900       40,462
HANCOCK (JOHN) FINANCIAL SERVICES INC.         3,800      130,720
HARTFORD FINANCIAL SERVICES GROUP INC.         4,250      271,363
HEALTHAXIS INC.+                              14,900       20,488
INTERCONTINENTAL LIFE CORP.+                   3,100       32,163
JEFFERSON-PILOT CORP.                          2,115      142,784
LINCOLN NATIONAL CORP.                         3,368      147,754
LOEWS CORP.                                    1,807      196,367
MARSH & MCLENNAN COMPANIES INC.                5,390      576,730
MBIA INC.                                      1,902      144,514
METLIFE INC.*                                 14,200      438,070
MGIC INVESTMENT CORP.                          2,111      122,332
NAVIGATORS GROUP INC.+                         2,400       33,300
OLD REPUBLIC INTERNATIONAL CORP.               2,624       74,128
PMI GROUP INC. (THE)                             621       34,782
PROGRESSIVE CORPORATION                        1,434      141,966
PROTECTIVE LIFE CORP.                          1,302       39,190
RADIAN GROUP INC.*                               626       38,718
SAFECO CORP.*                                  2,167       47,132
ST. PAUL COMPANIES INC.                        3,958      183,216
STEWART INFORMATION SERVICES CORP.+            2,800       51,240
TORCHMARK CORP.                                2,366       82,289
UNITRIN INC.                                   1,402       53,977
UNUMPROVIDENT CORP.                            4,469      116,954
                                                      -----------
                                                      $ 9,499,507
IRON / STEEL
PERCENT OF NET ASSETS                                       0.04%
ALLEGHENY TECHNOLOGIES INC.                    3,191  $    56,548
NUCOR CORP.                                    1,786       78,941
USX-U.S. STEEL GROUP INC.                      3,099       47,229
                                                      -----------
                                                      $   182,718
LEISURE TIME
PERCENT OF NET ASSETS                                       0.19%
CALLAWAY GOLF CO.                              3,316  $    79,750
CARNIVAL CORP. "A"                            11,390      379,743
HARLEY-DAVIDSON INC.                           6,082      263,655
ROYAL CARIBBEAN CRUISES LTD.*                  1,400       39,550
SABRE HOLDINGS CORP.+                          2,953      127,333
                                                      -----------
                                                      $   890,031
LODGING
PERCENT OF NET ASSETS                                       0.13%
HARRAH'S ENTERTAINMENT INC.+                   2,532  $    78,543

LIFEPATH 2020 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
HILTON HOTELS CORP.                            7,555  $    80,914
MANDALAY RESORT GROUP INC.+                    2,111       42,811
MARRIOTT INTERNATIONAL INC. "A"                4,645      198,249
PARK PLACE ENTERTAINMENT CORP.+                4,986       55,594
STARWOOD HOTELS & RESORTS
  WORLDWIDE INC.                               5,290      184,621
                                                      -----------
                                                      $   640,732
MACHINERY
PERCENT OF NET ASSETS                                       0.21%
AG-CHEM EQUIPMENT CO. INC.+                    1,700  $    43,138
CATERPILLAR INC.                               6,510      270,816
DEERE & CO.                                    4,575      186,203
DOVER CORP.                                    4,322      165,792
HARDINGE INC.                                  2,500       32,188
INGERSOLL-RAND CO.                             3,292      142,708
ROCKWELL INTERNATIONAL CORP.                   3,669      168,627
                                                      -----------
                                                      $ 1,009,472
MANUFACTURERS
PERCENT OF NET ASSETS                                       2.91%
COOPER INDUSTRIES INC.                         1,923  $    82,689
CRANE CO.                                      1,887       50,289
DANAHER CORP.                                  2,903      184,166
EASTMAN KODAK CO.                              6,266      281,970
EATON CORP.*                                   1,439      102,385
FMC CORP.+                                       708       54,346
GENERAL ELECTRIC CO.                         194,902    9,062,943
HONEYWELL INTERNATIONAL INC.                  15,709      733,767
ILLINOIS TOOL WORKS INC.                       5,904      357,487
ITT INDUSTRIES INC.                            1,941       78,708
MINNESOTA MINING & MANUFACTURING CO.           7,507      846,414
PALL CORP.                                     3,020       69,067
TEXTRON INC.                                   4,316      228,662
TYCO INTERNATIONAL LTD.                       34,156    1,866,625
                                                      -----------
                                                      $13,999,518
MEDIA
PERCENT OF NET ASSETS                                       2.20%
AOL TIME WARNER INC.+                         84,945  $ 3,740,128
BELO (A.H.) CORP.                              4,978       89,604
CABLEVISION SYSTEMS CORP.+*                    1,990      154,424
CLEAR CHANNEL COMMUNICATIONS INC.+            11,463      655,110
COMCAST CORP. "A"+                            17,300      749,306
DOW JONES & CO. INC.                           2,820      173,712
5TH AVENUE CHANNEL CORP.+                     66,200       43,444
GANNETT CO. INC.                               4,901      324,152
GEMSTAR-TV GUIDE INTERNATIONAL INC.+           5,200      235,300
GRAY COMMUNICATIONS SYSTEMS INC. "B"           2,800       48,020
                                            SHARES       VALUE
HARCOURT GENERAL INC.                          2,194  $   122,952
HISPANIC BROADCASTING CORP.+                   2,428       54,630
KNIGHT RIDDER INC.*                            1,934      115,557
MCGRAW-HILL COMPANIES INC.                     3,690      217,562
NEW YORK TIMES CO. "A"                         3,427      151,473
READERS DIGEST ASSOCIATION INC.
  (THE) "A"                                    2,028       65,079
SOURCE MEDIA INC.+                               400          350
TRIBUNE CO.                                    5,842      237,185
UNITEDGLOBALCOM INC. "A"+*                     2,000       31,625
UNIVISION COMMUNICATIONS INC.+                 4,176      137,808
USA NETWORKS INC.+                             3,878       91,375
VIACOM INC. "B"+                              33,739    1,676,816
WALT DISNEY CO. (THE)                         40,143    1,242,426
WASHINGTON POST COMPANY (THE) "B"                358      222,497
                                                      -----------
                                                      $10,580,535
METAL FABRICATE / HARDWARE
PERCENT OF NET ASSETS                                       0.02%
PRECISION CASTPARTS CORP.                      2,052  $    79,105
                                                      -----------
MINING
PERCENT OF NET ASSETS                                       0.18%
ALCOA INC.                                    16,818  $   601,412
ARCH COAL INC.                                 2,700       63,585
NEWMONT MINING CORP.                           5,953      100,300
PHELPS DODGE CORP.                             1,871       86,066
                                                      -----------
                                                      $   851,363
OFFICE / BUSINESS EQUIPMENT
PERCENT OF NET ASSETS                                       0.08%
HERMAN MILLER INC.                             2,476  $    63,448
HON INDUSTRIES INC.                            2,999       74,525
PITNEY BOWES INC.                              5,593      190,442
XEROX CORP.                                   12,560       75,862
                                                      -----------
                                                      $   404,277
OIL & GAS PRODUCERS
PERCENT OF NET ASSETS                                       2.37%
AMERADA HESS CORP.                             2,864  $   206,208
ANADARKO PETROLEUM CORP.                       4,927      307,938
APACHE CORP.                                   2,686      157,668
BURLINGTON RESOURCES INC.                      4,573      205,511
CHEVRON CORP.                                 12,023    1,029,890
CONOCO INC.                                   11,970      344,736
DEVON ENERGY CORP.                             2,932      167,124
DIAMOND OFFSHORE DRILLING INC.*                  965       40,434
ENSCO INTERNATIONAL INC.                       2,219       84,566
EOG RESOURCES INC.                             2,465      107,474
EXXON MOBIL CORP.                             67,517    5,472,253
GLOBAL MARINE INC.+                            2,507       71,976
KERR-MCGEE CORP.*                              1,944      125,660
MURPHY OIL CORP.                               1,932      121,658
NABORS INDUSTRIES INC.+                        2,866      162,502
NOBLE AFFILIATES INC.                          1,891       83,866

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2020 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
NOBLE DRILLING CORP.+*                         2,756  $   128,292
OCCIDENTAL PETROLEUM CORP.                     7,022      168,458
OCEAN ENERGY INC.                              4,182       75,276
PHILLIPS PETROLEUM CO.*                        4,831      257,541
PIONEER NATURAL RESOURCES CO.+                 5,409       91,142
ROWAN COMPANIES INC.+*                         2,679       76,485
SANTA FE INTERNATIONAL CORP.                   1,700       63,665
SUNOCO INC.                                    3,653      121,426
TEXACO INC.                                   10,127      649,141
TOSCO CORP.                                    3,470      138,974
TRANSOCEAN SEDCO FOREX INC.                    5,943      286,037
ULTRAMAR DIAMOND SHAMROCK CORP.                7,115      258,986
UNOCAL CORP.                                   4,630      163,254
USX-MARATHON GROUP INC.                        5,679      156,854
WD-40 COMPANY                                  2,000       40,500
                                                      -----------
                                                      $11,365,495
OIL & GAS SERVICES
PERCENT OF NET ASSETS                                       0.37%
BAKER HUGHES INC.                              5,718  $   224,146
BJ SERVICES CO.+                               1,241       94,316
COOPER CAMERON CORP.+                          1,140       68,149
GRANT PRIDECO INC. +                           3,320       60,656
HALLIBURTON CO.*                               8,484      337,833
OSCA INC.+                                     2,600       53,300
SCHLUMBERGER LTD.                             10,671      680,276
SMITH INTERNATIONAL INC.+*                       837       63,277
TIDEWATER INC.                                 1,024       49,869
VARCO INTERNATIONAL INC.+                      2,326       52,172
WEATHERFORD INTERNATIONAL INC.+                1,720       89,492
                                                      -----------
                                                      $ 1,773,486
PACKAGING & CONTAINERS
PERCENT OF NET ASSETS                                       0.03%
CROWN CORK & SEAL CO. INC.                     5,339  $    30,219
SEALED AIR CORP.+*                             1,812       70,940
SMURFIT-STONE CONTAINER CORP.+                 2,737       39,515
                                                      -----------
                                                      $   140,674
PHARMACEUTICALS
PERCENT OF NET ASSETS                                       4.47%
ABBOTT LABORATORIES                           30,206  $ 1,479,792
ALLERGAN INC.                                  3,168      275,458
ALZA CORP.+                                    4,916      194,428
AMERICAN HOME PRODUCTS CORP.                  25,528    1,576,865
ATSI COMMUNICATIONS INC.+                      1,700       57,800
BERGEN BRUNSWIG CORP. "A"                          1           15
BRISTOL-MYERS SQUIBB CO.                      38,214    2,423,150
CARDINAL HEALTH INC.                           5,743      582,915
CELGENE CORP.+                                 1,400       36,575
                                            SHARES       VALUE
COR THERAPEUTICS INC.+*                        1,500  $    51,563
DENTSPLY INTERNATIONAL INC.                    3,152      118,594
FOREST LABORATORIES INC. "A"+                  3,710      257,956
GILEAD SCIENCES INC.+*                         1,800       67,275
ICN PHARMACEUTICALS INC.                       2,407       63,930
IMCLONE SYSTEMS INC.+*                         1,500       53,063
IVAX CORPORATION+                              3,054      114,525
KING PHARMACEUTICALS INC.+                     3,400      156,060
LILLY (ELI) AND COMPANY                       21,918    1,741,604
MEDAREX INC.+                                  1,600       40,900
MEDIMMUNE INC.+                                4,500      196,594
MERCK & CO. INC.                              45,030    3,611,406
MYLAN LABORATORIES INC.                        2,748       64,303
OMNICARE INC.                                  2,865       63,517
PFIZER INC.                                  124,004    5,580,180
PHARMACIA CORPORATION                         25,052    1,295,188
SCHERING-PLOUGH CORP.                         28,426    1,144,147
SEPRACOR INC.+*                                1,400       72,713
WATSON PHARMACEUTICALS INC.+                   2,850      158,175
                                                      -----------
                                                      $21,478,691
PIPELINES
PERCENT OF NET ASSETS                                       0.46%
EL PASO CORP.                                  9,635  $   677,341
ENRON CORP.                                   14,510      993,935
QUESTAR CORP.                                  5,458      149,549
WILLIAMS COMPANIES INC.                        9,164      382,139
                                                      -----------
                                                      $ 2,202,964
REAL ESTATE
PERCENT OF NET ASSETS                                       0.03%
ANNALY MORTGAGE MANAGEMENT INC.                4,700  $    54,050
CATELLUS DEVELOPMENT CORP.+                    5,241       94,443
                                                      -----------
                                                      $   148,493
REAL ESTATE INVESTMENT TRUSTS
PERCENT OF NET ASSETS                                       0.45%
APARTMENT INVESTMENT & MANAGEMENT CO.
  "A"                                          5,052  $   222,288
ARCHSTONE COMMUNITIES TRUST*                   8,553      209,634
AVALONBAY COMMUNITIES INC.                     5,290      251,222
CAPITAL AUTOMOTIVE REIT                          200        2,838
DUKE-WEEKS REALTY CORP.                        9,028      206,741
EQUITY OFFICE PROPERTIES TRUST                 8,598      247,794
EQUITY RESIDENTIAL PROPERTIES TRUST            3,491      181,881
HOST MARRIOTT CORP.                           15,939      201,150
SIMON PROPERTY GROUP INC.                      7,128      182,548
SPIEKER PROPERTIES INC.                        3,815      213,564
VORNADO REALTY TRUST                           6,078      229,809
                                                      -----------
                                                      $ 2,149,469
RETAIL
PERCENT OF NET ASSETS                                       3.03%
AMAZON.COM INC.+*                              4,478  $    45,620

LIFEPATH 2020 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
AUTONATION INC.+                               9,189  $    76,269
AUTOZONE INC.+                                 3,371       85,151
BED BATH & BEYOND INC.+                        5,858      144,253
BEST BUY CO. INC.+                             4,234      173,425
BJ'S WHOLESALE CLUB INC.+                      1,872       85,195
BRINKER INTERNATIONAL INC.+                    3,060       90,454
CASH AMERICAN INVESTMENTS INC.                 4,400       27,940
CDW COMPUTER CENTERS INC.+                     1,200       39,900
CIRCUIT CITY STORES INC.                       4,416       66,991
CVS CORP.                                      7,673      468,053
DARDEN RESTAURANTS INC.                        5,529      120,145
DOLLAR GENERAL CORP.                           6,731      125,197
DOLLAR TREE STORES INC.+                       1,630       45,334
EBAY INC.+                                     2,600       99,653
ETOYS INC.+                                      500           47
FAMILY DOLLAR STORES INC.                      4,217      110,738
FEDERATED DEPARTMENT STORES INC.+              4,036      195,141
GAP INC.                                      17,006      463,243
GOLDEN STATE BANCORP INC.+                       800        1,050
HOME DEPOT INC.                               45,775    1,945,438
INTIMATE BRANDS INC.                           2,400       37,920
KMART CORP.+                                  12,682      118,577
KOHLS CORP.+                                   6,566      432,765
LIMITED INC.                                   8,564      151,155
LOWE'S COMPANIES INC.                          7,503      419,268
MAY DEPARTMENT STORES CO.                      6,777      268,301
MCDONALD'S CORP.                              27,512      808,853
NORDSTROM INC.                                 4,251       78,431
OFFICE DEPOT INC.+                             6,828       62,818
OUTBACK STEAKHOUSE INC.+                       1,915       50,939
PAYLESS SHOESOURCE INC.+                       1,102       84,171
PENNEY (J.C.) COMPANY INC.                     5,746       92,970
PIER 1 IMPORTS INC.                            3,430       44,590
RADIOSHACK CORP.                               3,754      160,671
RITE AID CORP.+                                8,407       43,885
ROSS STORES INC.                               2,830       59,430
SAKS INC.+                                     5,032       60,384
SEARS, ROEBUCK AND CO.                         6,312      259,108
STAPLES INC.+*                                 9,396      139,766
STARBUCKS CORP.+                               3,756      178,880
TARGET CORP.                                  17,562      684,918
TIFFANY & CO.                                  2,984       92,832
TJX COMPANIES INC.                             5,863      179,291
TOYS R US INC.+                                5,170      127,182
TRICON GLOBAL RESTAURANTS INC.+                2,975      114,538
WALGREEN CO.                                  19,964      884,804
WAL-MART STORES INC.                          87,970    4,406,417
WENDY'S INTERNATIONAL INC.                     3,674       90,932
                                                      -----------
                                                      $14,543,033
SEMICONDUCTORS
PERCENT OF NET ASSETS                                       1.87%
ADVANCED MICRO DEVICES INC.+*                  6,284  $   135,106
                                            SHARES       VALUE
ALTERA CORP.+                                  8,140  $   188,238
ANALOG DEVICES INC.+                           7,012      261,548
APPLIED MATERIALS INC.+                       15,808      667,888
APPLIED MICRO CIRCUITS CORP.+*                 5,946      159,056
ATMEL CORP.+                                   6,200       65,100
BROADCOM CORP. "A"+*                           4,700      231,475
CONEXANT SYSTEMS INC.+                         4,964       60,809
CREE INC.+*                                    1,600       33,600
CYPRESS SEMICONDUCTOR CORP.+*                  1,896       37,124
INTEGRATED DEVICE TECHNOLOGY INC.+             2,090       60,479
INTEL CORP.                                  132,584    3,786,931
INTERNATIONAL RECTIFIER CORP.+*                1,477       48,741
KLA-TENCOR CORP.+                              3,758      134,349
LAM RESEARCH CORP.+                            2,114       45,451
LATTICE SEMICONDUCTOR CORP.+                   2,656       49,136
LINEAR TECHNOLOGY CORP.                        6,138      243,218
LSI LOGIC CORP.+                               6,344      102,202
MAXIM INTEGRATED PRODUCTS INC.+*               5,582      257,470
MICROCHIP TECHNOLOGY INC.+                     2,808       67,041
MICRON TECHNOLOGY INC.+                       11,102      379,910
NATIONAL SEMICONDUCTOR CORP.+                  3,634       74,206
NOVELLUS SYSTEMS INC.+*                        2,831      109,347
NVIDIA CORP.+*                                 1,000       44,688
QLOGIC CORP.+                                  1,973       73,741
RAMBUS INC.+                                   1,652       62,983
TERADYNE INC.+                                 3,662      114,364
TEXAS INSTRUMENTS INC.                        33,724      996,544
TRANSWITCH CORP.+                              2,000       40,125
TRIQUINT SEMICONDUCTOR INC.+                   1,900       34,556
VARIAN SEMICONDUCTOR EQUIPMENT
  ASSOCIATES INC.+                             1,520       42,845
VITESSE SEMICONDUCTOR CORP.+                   3,556      140,240
XILINX INC.+                                   6,448      250,666
                                                      -----------
                                                      $ 8,999,177
SOFTWARE
PERCENT OF NET ASSETS                                       2.80%
ADOBE SYSTEMS INC.                             4,752  $   138,105
AKAMAI TECHNOLOGIES INC.+*                       800       13,550
ARIBA INC.+*                                   3,300       54,450
AT HOME CORP. "A"+                             5,152       29,946
AUTODESK INC.                                  2,121       80,863
AUTOMATIC DATA PROCESSING INC.                12,398      731,482
BEA SYSTEMS INC.+                              2,652      101,771
BMC SOFTWARE INC.+                             4,859      146,377
BROADVISION INC.+                              5,500       39,875

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2020 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
CADENCE DESIGN SYSTEMS INC.+                   4,825  $   122,314
CHECKFREE CORP.+                               1,200       57,825
CHOICEPOINT INC.+                              1,538       85,051
CITRIX SYSTEMS INC.+                           4,000      104,000
CMGI INC.+*                                    4,000       16,250
COMPUTER ASSOCIATES INTERNATIONAL INC.        11,346      353,882
COMPUWARE CORP.+                               8,090       83,428
DOUBLECLICK INC.+                              2,100       28,219
EFUNDS CORP.+                                  2,002       30,531
ELECTRONIC ARTS INC.+                          2,204      110,200
EXODUS COMMUNICATIONS INC.+*                   6,700       97,988
FIRST DATA CORP.                               7,573      467,708
FISERV INC.+                                   1,782       88,209
HOMESTORE.COM INC.+*                           1,300       38,838
I2 TECHNOLOGIES INC.+                          4,832      129,860
IMS HEALTH INC.                                5,945      159,921
INFOSPACE INC.+                                5,500       20,969
INKTOMI CORP.+                                 2,100       23,756
INTERNET PICTURES CORP.+                       2,500        1,484
INTUIT INC.+                                   3,767      154,918
MACROMEDIA INC.+                               1,014       29,723
MERCURY INTERACTIVE CORP.+                     1,800      113,288
MICROMUSE INC.+                                1,600       65,700
MICROSOFT CORP.+                             105,310    6,213,290
NETWORK ASSOCIATES INC.+                       3,167       20,487
NOVELL INC.+                                   7,970       47,322
OPENWAVE SYSTEMS INC.+                         1,622       59,761
ORACLE CORP.+                                110,352    2,096,688
PARAMETRIC TECHNOLOGY CORP.+                   6,133       81,646
PEOPLESOFT INC.+                               5,920      190,920
PEREGRINE SYSTEMS INC.+*                       2,500       61,563
PSINET INC.+*                                  3,000        3,844
RATIONAL SOFTWARE CORP.+                       3,956      138,213
REALNETWORKS INC.+                             2,300       16,531
REYNOLDS & REYNOLDS CO. "A"                    2,688       59,082
SIEBEL SYSTEMS INC.+                           8,436      322,677
SYBASE INC.+                                   3,227       63,330
SYMANTEC CORP.+                                1,422       64,790
TIBCO SOFTWARE INC.+                           1,100       14,850
VA LINUX SYSTEMS INC.+                           800        3,350
VIGNETTE CORP.+                                3,200       19,700
WEBMETHODS INC.+*                                600       25,800
YAHOO! INC.+                                  10,558      251,412
                                                      -----------
                                                      $13,475,737
TELECOMMUNICATION EQUIPMENT
PERCENT OF NET ASSETS                                       0.95%
ADC TELECOMMUNICATIONS INC.+                  15,548  $   172,972
ADVANCED FIBRE COMMUNICATIONS INC.+            1,627       30,811
AMERICAN TOWER CORP.+*                         2,328       67,372
ANDREW CORP.+                                  2,594       38,910
AVAYA INC.+                                    5,912       82,768
                                            SHARES       VALUE
CIENA CORP.+*                                  4,880  $   327,875
COMVERSE TECHNOLOGY INC.+                      3,326      249,242
HARRIS CORP.                                   1,720       43,189
JDS UNIPHASE CORP.+                           25,660      686,405
LUCENT TECHNOLOGIES INC.                      65,946      764,314
MOTOROLA INC.                                 43,097      653,782
NX NETWORKS INC.+                                400          638
QUALCOMM INC.+                                14,826      812,650
RF MICRO DEVICES INC.+*                        2,700       30,038
SCIENTIFIC-ATLANTA INC.                        3,588      168,277
SONUS NETWORKS INC.+*                          1,900       53,081
SYCAMORE NETWORKS INC.+                        2,200       39,875
SYNTELLECT INC.+                                 300          938
TELLABS INC.+                                  8,284      360,872
                                                      -----------
                                                      $ 4,584,009
TELECOMMUNICATIONS
PERCENT OF NET ASSETS                                       1.45%
ALLEGIANCE TELECOM INC.+                       2,450  $    49,613
ARCH WIRELESS INC.+                           12,000       10,500
BROADWING INC.+                                3,941       92,692
CABLETRON SYSTEMS INC.+                        4,129       55,535
CITIZEN COMMUNICATIONS CO.+                    4,900       75,754
CORNING INC.                                  18,404      498,748
COX COMMUNICATIONS INC. "A"+*                  3,175      131,826
CROWN CASTLE INTERNATIONAL CORP.+              2,700       67,838
DIGITAL LIGHTWARE INC.+                          700       19,206
ECHOSTAR COMMUNICATIONS CORP.+                 3,800       99,275
EMULEX CORP.+                                  1,600       49,300
GENERAL MOTORS CORP. "H"+                      9,284      210,468
GLOBAL CROSSING LTD.+                         17,786      288,667
INTERSPEED INC.+                                 500           60
LEAP WIRELESS INTERNATIONAL INC.+              1,194       36,492
LEVEL 3 COMMUNICATIONS INC.+*                  4,000      101,250
LORAL SPACE & COMMUNICATIONS LTD.+             5,900       21,889
MCLEODUSA INC. "A"+*                           6,162       80,876
METROMEDIA FIBER NETWORK INC. "A"+*            5,400       51,300
MRV COMMUNICATIONS INC.+*                      1,900       23,394
NEWPORT CORP.*                                   800       39,100
NEXT LEVEL COMMUNICATIONS INC.+*               2,300       20,197
NEXTEL COMMUNICATIONS INC. "A"+               14,866      357,713
NTL INC.+*                                     2,105       54,709
POWERWAVE TECHNOLOGIES INC.+                   1,200       18,769
QWEST COMMUNICATIONS INTERNATIONAL INC.+      32,673    1,207,921
SPRINT CORP. (PCS GROUP)+*                    18,480      465,326

LIFEPATH 2020 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
VERIZON COMMUNICATIONS INC.                   52,556  $ 2,601,522
VOICESTREAM WIRELESS CORP.+                    2,167      205,865
WINSTAR COMMUNICATIONS INC.+*                  2,600       32,825
                                                      -----------
                                                      $ 6,968,630
TELEPHONE
PERCENT OF NET ASSETS                                       1.74%
ALLTEL CORP.                                   5,949  $   319,461
AT&T CORP.                                    73,419    1,688,637
BELLSOUTH CORP.                               36,301    1,523,190
CENTURYTEL INC.                                3,753      108,161
SBC COMMUNICATIONS INC.                       66,193    3,157,406
SPRINT CORP. (FON GROUP)                      17,870      399,573
TELEPHONE & DATA SYSTEMS INC.                  1,325      123,821
WORLDCOM INC.+                                56,732      943,170
XO COMMUNICATIONS INC. "A"+*                   5,200       77,350
                                                      -----------
                                                      $ 8,340,769
TEXTILES
PERCENT OF NET ASSETS                                       0.02%
CINTAS CORP.+*                                 1,975  $    71,131
                                                      -----------
TOBACCO
PERCENT OF NET ASSETS                                       0.49%
PHILIP MORRIS COMPANIES INC.                  42,464  $ 2,045,916
R.J. REYNOLDS TOBACCO HOLDINGS INC.            4,148      234,362
UST INC.                                       2,813       81,127
                                                      -----------
                                                      $ 2,361,405
TOYS / GAMES / HOBBIES
PERCENT OF NET ASSETS                                       0.04%
HASBRO INC.                                    5,332  $    65,477
MARVEL ENTERPRISES INC. "C" WARRANTS
  (EXPIRES 10/02/01)+                             66            4
MATTEL INC.                                    8,276      140,361
                                                      -----------
                                                      $   205,842
TRANSPORTATION
PERCENT OF NET ASSETS                                       0.28%
BURLINGTON NORTHERN SANTA FE CORP.             7,257  $   217,783
CNF TRANSPORTATION INC.                        2,436       84,139
CSX CORP.+*                                    3,883      129,848
FEDEX CORP.+                                   6,106      249,919
KANSAS CITY SOUTHERN INDUSTRIES INC.+          5,411       81,057
NORFOLK SOUTHERN CORP.                         8,171      147,813
OLD DOMINION FREIGHT LINE INC.+                3,800       38,950
P.A.M. TRANSPORTATION SERVICES INC.+           5,100       39,525
                                            SHARES       VALUE
UNION PACIFIC CORP.                            4,445  $   244,208
UNITED PARCEL SERVICE INC.                     1,700       96,101
                                                      -----------
                                                      $ 1,329,343
TRUCKING & LEASING
PERCENT OF NET ASSETS                                       0.02%
GATX CORPORATION                               2,431  $   106,283
                                                      -----------
WATER
PERCENT OF NET ASSETS                                       0.03%
AMERICAN WATER WORKS INC.                      1,765  $    48,943
CONNECTICUT WATER SERVICE INC.                 1,400       41,125
MIDDLESEX WATER CO.                            1,500       45,188
                                                      -----------
                                                      $   135,256
TOTAL U.S. COMMON STOCKS
(COST $218,999,116)                                   $237,869,993

INTERNATIONAL COMMON STOCKS
PERCENT OF NET ASSETS                                      12.59%
AUSTRALIA
PERCENT OF NET ASSETS                                       0.50%
COLES MYER LTD. ADR                            8,635  $   230,555
NATIONAL AUSTRALIA BANK*                       9,602      754,237
NEWS CORPORATION LTD.                          7,404      270,616
RIO TINTO PLC ADR                              8,130      603,327
WESTPAC BANKING CORP. ADR                     13,689      503,071
                                                      -----------
                                                      $ 2,361,806
CANADA
PERCENT OF NET ASSETS                                       0.36%
ALCAN ALUMINIUM LTD.                           6,200  $   228,718
BARRICK GOLD CORP.                             9,997      161,951
INCO LTD.+                                     6,195      110,829
NORTEL NETWORKS CORP.                         60,934    1,126,670
PLACER DOME INC.*                             11,816      110,716
                                                      -----------
                                                      $ 1,738,884
DENMARK
PERCENT OF NET ASSETS                                       0.55%
NOVO-NORDISK A/S ADR*                         22,236  $ 2,212,482
TELE DENMARK A/S ADR*                         27,932      452,498
                                                      -----------
                                                      $ 2,664,980
FINLAND
PERCENT OF NET ASSETS                                       0.17%
NOKIA OYJ*                                    37,748  $   830,456
                                                      -----------
FRANCE
PERCENT OF NET ASSETS                                       1.73%
ALCATEL SA ADR*                               33,754  $ 1,306,955
AVENTIS SA*                                   20,186    1,630,221
AXA-UAP ADR*                                  18,917    1,178,529
FRANCE TELECOM SA ADR                          5,330      322,465
LVMH MOET-HENNESSY LOUIS VUITTON ADR*         42,665      527,979
TOTAL FINA SA*                                41,850    2,950,844
TOTAL FINA SA WARRANTS (EXPIRES
  08/08/03)+                                      81        2,256

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2020 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
VIVENDI UNIVERSAL SA ADR*                      5,792  $   366,054
                                                      -----------
                                                      $ 8,285,303
GERMANY
PERCENT OF NET ASSETS                                       0.59%
DAIMLERCHRYSLER AG*                           33,919  $ 1,662,709
DEUTSCHE TELEKOM AG ADR*                      31,885      783,414
SAP AG ADR*                                    9,670      374,132
                                                      -----------
                                                      $ 2,820,255
IRELAND
PERCENT OF NET ASSETS                                       0.21%
ALLIED IRISH BANKS PLC ADR*                   45,369  $   994,035
                                                      -----------
ITALY
PERCENT OF NET ASSETS                                       0.47%
BENETTON GROUP SPA ADR*                       19,442  $   700,884
ENI-ENTE NAZIONALE IDROCARBURI SPA ADR*        6,110      401,733
FIAT SPA ADR                                  17,810      448,456
SAN PAOLO-IMI SPA ADR*                        23,940      742,858
                                                      -----------
                                                      $ 2,293,931
JAPAN
PERCENT OF NET ASSETS                                       2.78%
CANON INC. ADR                                13,725  $   449,768
FUJI PHOTO FILM CO. LTD. ADR                  10,314      368,726
HITACHI LTD. ADR                               6,248      548,262
HONDA MOTOR COMPANY LTD. ADR                   7,017      554,343
ITO-YOKADO CO. LTD. ADR                       12,730      637,296
JAPAN AIR LINES ADR+                          80,225      691,941
KIRIN BREWERY CO. LTD. ADR                    10,146      971,480
KUBOTA CORP. ADR                              11,726      656,656
KYOCERA CORP. ADR                              4,322      390,925
MAKITA CORP. ADR*                             12,989       82,805
MATSUSHITA ELECTRIC INDUSTRIAL CO. ADR        31,510      588,292
MITSUBISHI CORP. ADR                          36,718      500,283
MITSUI & CO. ADR                               4,992      579,072
NEC CORP. ADR*                                 9,400      761,400
NIPPON TELEGRAPH & TELEPHONE CORP. ADR        25,250      830,725
NISSAN MOTOR CO. LTD. ADR+                    43,914      559,904
PIONEER CORP. ADR*                            17,794      459,975
RICOH CORP. LTD. ADR                           5,389      468,843
SONY CORP. ADR                                 8,340      596,393
TOKIO MARINE AND FIRE INSURANCE CO. LTD.
  ADR                                         27,806    1,452,864
TOYOTA MOTOR CORP. ADR*                       18,191    1,266,094
                                                      -----------
                                                      $13,416,047
                                            SHARES       VALUE
NETHERLANDS
PERCENT OF NET ASSETS                                       1.64%
ABN AMRO HOLDING NV                           36,161  $   795,542
AEGON NV ADR                                  17,796      621,614
AKZO NOBEL NV ADR                             10,440      503,730
ELSEVIER NV ADR                               32,896      921,088
ING GROEP NV ADR                               7,252      503,289
KONINKLIJKE (ROYAL) PHILIPS ELECTONICS
  NV                                          18,917      617,451
KONINKLIJKE AHOLD NV ADR*                     24,767      807,652
ROYAL DUTCH PETROLEUM CO. - NY SHARES         41,602    2,426,645
UNILEVER NV - NY SHARES                       11,207      626,471
                                                      -----------
                                                      $ 7,823,482
NEW ZEALAND
PERCENT OF NET ASSETS                                       0.03%
TELECOM CORP. OF NEW ZEALAND LTD.*             8,773  $   154,843
                                                      -----------
PORTUGAL
PERCENT OF NET ASSETS                                       0.06%
BANCO COMERCIAL PORTUGUES ADR*                10,550  $   277,465
                                                      -----------
SINGAPORE
PERCENT OF NET ASSETS                                       0.03%
CHARTERED SEMICONDUCTOR MANUFACTURING
  LTD. ADR+*                                   4,400  $   128,700
                                                      -----------
SPAIN
PERCENT OF NET ASSETS                                       0.55%
BANCO BILBAO VIZCAYA ARGENTARIA SA ADR*       34,665  $   512,349
BANCO SANTANDER CENTRAL HISPANO SA ADR*      100,488    1,042,061
REPSOL SA                                     21,015      357,465
TELEFONICA SA ADR+                            14,796      750,897
                                                      -----------
                                                      $ 2,662,772
SWEDEN
PERCENT OF NET ASSETS                                       0.16%
TELEFONAKTIEBOLAGET LM ERICSSON               92,336  $  $764,658
                                                      -----------
SWITZERLAND
PERCENT OF NET ASSETS                                       0.14%
ADECCO SA ADR*                                 4,906  $   382,423
SULZER MEDICA ADR*                            12,660      282,318
                                                      -----------
                                                      $   664,741
UNITED KINGDOM
PERCENT OF NET ASSETS                                       2.62%
ASTRAZENECA PLC ADR*                          21,036  $   972,915
BARCLAYS PLC ADR*                              7,220      889,504
BP AMOCO PLC ADR                              19,368      960,653
BRITISH SKY BROADCASTING PLC ADR+              5,697      478,548
BRITISH TELECOM PLC ADR*                      12,133    1,028,272

LIFEPATH 2020 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                           SHARES OR
                                          FACE AMOUNT     VALUE
COMMON STOCKS (CONTINUED)
CADBURY SCHWEPPES PLC ADR                     24,192   $   647,136
DIAGEO PLC ADR                                33,942     1,373,972
GLAXOSMITHKLINE PLC ADR+                      54,224     2,999,129
HANSON PLC ADR*                               20,687       672,328
HONG KONG & SHANGHAI BANKING ADR*              6,280       417,620
REUTERS GROUP PLC ADR                          5,984       552,024
VODAFONE GROUP PLC ADR*                       59,430     1,623,033
                                                       -----------
                                                       $12,615,134
TOTAL INTERNATIONAL COMMON STOCKS
(COST $56,378,579)                                     $60,497,492
TOTAL COMMON STOCKS
(COST $275,377,695)                                    $298,367,485

U.S. GOVERNMENT AND AGENCY OBLIGATIONS
PERCENT OF NET ASSETS                                       28.91%
U.S. GOVERNMENT SECURITIES
PERCENT OF NET ASSETS                                       28.91%
U.S. TREASURY BONDS
 5.25%,  11/15/28                         $  260,000   $   249,924
 6.13%,  08/15/29                            500,000       544,906
 6.88%,  08/15/25                            200,000       235,685
 7.25%,  08/15/22                            300,000       364,681
 7.63%,  02/15/07                            400,000       410,578
 7.63%,  11/15/22                            150,000       189,606
 7.63%,  02/15/25                            110,000       140,379
 8.13%,  08/15/19                            850,000     1,108,746
 8.13%,  05/15/21                            400,000       526,776
 8.75%,  11/15/08                            400,000       439,828
 8.75%,  05/15/20                            350,000       484,311
 8.75%,  08/15/20                            400,000       554,496
 9.13%,  05/15/09                            500,000       562,519
 9.38%,  02/15/06                            750,000       900,820
 10.00%,  05/15/10                           500,000       595,312
 10.75%,  02/15/03                           500,000       558,047
 10.75%,  05/15/03                         1,000,000     1,129,062
 10.75%,  08/15/05                         2,400,000     2,967,000
 11.13%,  08/15/03                           600,000       690,422
 11.25%,  02/15/15                           500,000       789,062
 11.63%,  11/15/02                           370,000       412,637
 11.63%,  11/15/04                           900,000     1,108,265
 11.75%,  11/15/14                           230,000       336,555
 11.88%,  11/15/03                           950,000     1,123,858
 12.00%,  05/15/05                           500,000       636,562
 12.38%,  05/15/04                           700,000       858,047
 12.50%,  08/15/14                           350,000       525,766
 13.75%,  08/15/04                           100,000       128,547
U.S. TREASURY NOTES
 4.25%,  11/15/03                          2,200,000     2,181,051
 4.75%,  02/15/04                          1,800,000     1,806,997
 4.75%,  11/15/08                          3,700,000     3,651,293
 5.25%,  08/15/03                          1,900,000     1,931,249
                                          FACE AMOUNT     VALUE

 5.25%,  05/15/04                         $1,500,000   $ 1,527,534
 5.38%,  06/30/03                          2,000,000     2,038,212
 5.50%,  01/31/03                          2,000,000     2,036,182
 5.50%,  02/28/03                          2,200,000     2,241,754
 5.50%,  03/31/03                          1,500,000     1,529,752
 5.50%,  05/31/03                          1,000,000     1,020,843
 5.50%,  02/15/08                          2,800,000     2,897,040
 5.50%,  05/15/09                          1,550,000     1,602,988
 5.63%,  11/30/02                          1,000,000     1,018,244
 5.63%,  12/31/02                          1,900,000     1,936,510
 5.63%,  02/15/06                          2,300,000     2,389,249
 5.63%,  05/15/08                          4,500,000     4,686,813
 5.75%,  10/31/02                          1,850,000     1,885,862
 5.75%,  11/30/02                            800,000       816,401
 5.75%,  04/30/03                          2,000,000     2,050,352
 5.75%,  08/15/03                          2,650,000     2,725,183
 5.75%,  11/15/05                          2,800,000     2,927,203
 5.75%,  08/15/10*                         1,440,000     1,518,149
 5.88%,  09/30/02                          3,000,000     3,060,618
 5.88%,  02/15/04                          2,000,000     2,068,894
 5.88%,  11/15/04                          2,900,000     3,016,331
 5.88%,  11/15/05*                         2,100,000     2,202,217
 6.00%,  07/31/02                            900,000       918,081
 6.00%,  09/30/02                          1,500,000     1,533,496
 6.00%,  08/15/04                          2,100,000     2,188,834
 6.00%,  08/15/09                          3,200,000     3,417,658
 6.13%,  08/31/02                          1,500,000     1,533,922
 6.13%,  08/15/07                          3,840,000     4,103,101
 6.25%,  06/30/02                          1,000,000     1,021,560
 6.25%,  07/31/02                            580,000       593,436
 6.25%,  08/31/02                            500,000       512,265
 6.25%,  02/15/03                          1,350,000     1,393,539
 6.25%,  02/15/07                          2,000,000     2,145,884
 6.38%,  04/30/02                          1,500,000     1,530,371
 6.38%,  06/30/02                          1,000,000     1,023,465
 6.38%,  08/15/02                          2,450,000     2,513,864
 6.50%,  03/31/02                          2,950,000     3,008,451
 6.50%,  05/31/02                          1,000,000     1,023,246
 6.50%,  05/15/05                          2,000,000     2,135,426
 6.50%,  08/15/05                          2,950,000     3,159,397
 6.50%,  10/15/06                          3,700,000     4,004,096
 6.50%,  02/15/10                          2,630,000     2,905,805
 6.63%,  03/31/02                          2,000,000     2,042,926
 6.63%,  04/30/02                          1,100,000     1,125,715
 6.63%,  05/31/02                          1,000,000     1,024,839
 6.63%,  05/15/07                          1,950,000     2,132,592
 6.75%,  05/15/05                          3,750,000     4,037,018
 6.88%,  05/15/06                          2,200,000     2,411,017
 7.00%,  07/15/06                          3,030,000     3,342,278
 7.25%,  05/15/04                          1,000,000     1,076,852
 7.25%,  08/15/04                          1,300,000     1,406,773
 7.50%,  05/15/02                          1,200,000     1,241,068
 7.50%,  02/15/05                          1,100,000     1,210,649
 7.88%,  11/15/04                          1,700,000     1,882,220
                                                       -----------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(COST $133,384,869)                                    $138,939,162

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2020 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                          FACE AMOUNT     VALUE
SHORT TERM INSTRUMENTS
PERCENT OF NET ASSETS                                        7.17%
DREYFUS MONEY MARKET FUND++               $12,745,104  $12,745,104
FEDERAL NATIONAL MORTGAGE ASSOCIATION
DISCOUNT NOTE
5.39%, 03/20/01++                          4,512,533     4,512,533
GOLDMAN SACHS FINANCIAL SQUARE PRIME
OBLIGATION FUND++                          4,428,160     4,428,160
PROVIDIAN TEMP CASH MONEY MARKET FUND++   12,745,104    12,745,104
                                                       -----------
TOTAL SHORT TERM INSTRUMENTS
(COST $34,430,901)                                     $34,430,901

REPURCHASE AGREEMENT
PERCENT OF NET ASSETS                                        8.89%
INVESTORS BANK & TRUST TRI-PARTY
REPURCHASE AGREEMENT, DATED 02/28/01,
DUE 03/01/01, WITH A MATURITY VALUE OF
$42,741,570 AND AN EFFECTIVE YIELD OF
5.10%.                                    $42,735,516  $42,735,516
                                                       -----------
TOTAL REPURCHASE AGREEMENT
(COST $42,735,516)                                     $42,735,516

TOTAL INVESTMENTS IN SECURITIES
(COST $485,928,981)                          107.06%   $514,473,064
OTHER ASSETS AND LIABILITIES, NET             (7.06%)  (33,920,190)
                                          ----------   -----------
TOTAL NET ASSETS                             100.00%   $480,552,874
                                          ----------   -----------

*    Denotes all or part of item on loan. See Note 4.
+    Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS
PERCENT OF NET ASSETS                                      77.49%

U.S. COMMON STOCKS
PERCENT OF NET ASSETS                                      61.48%
ADVERTISING
PERCENT OF NET ASSETS                                       0.16%
HARTE-HANKS INC.                               1,282  $    30,177
INTERPUBLIC GROUP OF COMPANIES INC.            4,666      175,442
OMNICOM GROUP INC.                             2,675      242,596
                                                      -----------
                                                      $   448,215
AEROSPACE / DEFENSE
PERCENT OF NET ASSETS                                       0.75%
BOEING CO.                                    12,712  $   790,686
GENERAL DYNAMICS CORP.                         2,996      204,267
GOODRICH (B.F.) CO.                            1,809       73,156
LITTON INDUSTRIES INC.+                          696       55,158
LOCKHEED MARTIN CORP.                          6,302      236,073
NORTHROP GRUMMAN CORP.                           949       89,159
RAYTHEON CO. "B"                               4,993      165,818
UNITED TECHNOLOGIES CORP.                      6,640      517,322
                                                      -----------
                                                      $ 2,131,639
AIRLINES
PERCENT OF NET ASSETS                                       0.17%
AMR CORP.+                                     2,212  $    73,549
CONTINENTAL AIRLINES INC. "B"+*                  550       24,612
DELTA AIR LINES INC.                           1,995       84,029
NORTHWEST AIRLINES CORP. "A"+                  1,086       23,892
SOUTHWEST AIRLINES CO.                        10,925      203,205
UAL CORP.                                        571       21,727
US AIRWAYS GROUP INC.+                         1,055       43,571
                                                      -----------
                                                      $   474,585
APPAREL
PERCENT OF NET ASSETS                                       0.12%
JONES APPAREL GROUP INC.+                      1,664  $    63,898
LIZ CLAIBORNE INC.*                              889       43,294
NIKE INC. "B"                                  3,886      151,748
VF CORP.                                       1,986       71,675
                                                      -----------
                                                      $   330,615
AUTO MANUFACTURERS
PERCENT OF NET ASSETS                                       0.43%
FORD MOTOR COMPANY                            25,597  $   711,853
GENERAL MOTORS CORP. "A"                       7,749      413,177
NAVISTAR INTERNATIONAL CORP.+                  1,334       33,377
PACCAR INC.                                    1,598       74,107
                                                      -----------
                                                      $ 1,232,514
AUTO PARTS & EQUIPMENT
PERCENT OF NET ASSETS                                       0.13%
DANA CORP.                                     2,943  $    49,825
DELPHI AUTOMOTIVE SYSTEMS CORP.                8,348      117,122
                                            SHARES       VALUE
GOODYEAR TIRE & RUBBER CO.                     2,197  $    56,023
TRW INC.                                       2,095       81,789
VISTEON CORP.                                  3,263       46,987
                                                      -----------
                                                      $   351,746
BANKS
PERCENT OF NET ASSETS                                       4.21%
AMSOUTH BANCORP                                5,465  $    95,200
ANDOVER BANCORP INC.                           4,800      168,000
ASSOCIATED BANCORP                             1,583       55,108
BANK OF AMERICA CORP.                         22,567    1,127,222
BANK OF NEW YORK CO. INC.                     10,251      530,797
BANK ONE CORP.                                15,837      558,571
BANK UNITED LITIGATION CONTINGENT
  PAYMENT RIGHTS+                                800          275
BB&T CORP.                                     5,567      201,136
CAPITOL BANCORP LTD.                           5,200       67,600
CHARTER ONE FINANCIAL INC.                     3,166       90,421
CITY NATIONAL CORP.                              782       28,332
COLORADO BUSINESS BANKSHARES                     800       13,900
COMERICA INC.                                  2,370      150,851
COMMERCE BANCSHARES INC.                       1,261       49,888
COMPASS BANCSHARES INC.                        2,411       51,384
DIME BANCORP INC.                              2,336       69,846
FIFTH THIRD BANCORP                            6,568      353,441
FIRST FINANCIAL HOLDINGS INC.                  2,500       52,344
FIRST M&F CORP.                                2,900       55,100
FIRST TENNESSEE NATIONAL CORP.                 2,311       71,641
FIRST UNION CORP.                             13,453      435,472
FIRST VIRGINIA BANKS INC.                      1,176       53,861
FLEETBOSTON FINANCIAL CORP.                   12,586      519,173
GOLDEN WEST FINANCIAL CORP.                    2,121      116,337
HIBERNIA CORP. "A"                             3,828       55,506
HUNTINGTON BANCSHARES INC.                     4,803       71,745
JP MORGAN CHASE & CO.                         26,750    1,248,155
KEYCORP                                        5,547      144,222
M&T BANK CORP.*                                  990       67,815
MARSHALL & ILSLEY CORP.                        1,360       73,372
MELLON FINANCIAL CORP.                         6,784      314,167
MERCANTILE BANKSHARES CORP.                    1,852       71,649
NATIONAL CITY CORP.                            8,302      225,814
NATIONAL COMMERCE BANCORP                      2,443       62,449
NORTH FORK BANCORP                             3,293       82,325
NORTHERN TRUST CORP.                           3,162      224,897
OLD KENT FINANCIAL CORP.                       2,130       84,646
PACIFIC CENTURY FINANCIAL CORP.                1,987       38,667
PNC FINANCIAL SERVICES GROUP*                  3,776      262,432
REGIONS FINANCIAL CORP.                        3,305       99,150
SKY FINANCIAL GROUP INC.                       2,420       41,896
SOUTHTRUST CORP.                               2,419      102,354

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2030 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
STATE STREET CORP.                             2,290  $   230,030
SUMMIT BANCORP                                 2,596      109,032
SUNTRUST BANKS INC.                            4,107      269,953
SYNOVUS FINANCIAL CORP.                        4,242      118,012
TCF FINANCIAL CORP.                            2,411       88,966
TRUSTMARK CORP.                                1,896       41,356
U.S. BANCORP*                                 27,360      634,752
UNION PLANTERS CORP.                           1,931       73,494
VALLEY NATIONAL BANCORP                        1,865       52,276
VIB CORP.+                                     7,725       66,628
WACHOVIA CORP.                                 3,208      202,553
WASHINGTON FEDERAL INC.                        3,300       85,800
WASHINGTON MUTUAL INC.                         7,312      375,617
WELLS FARGO & COMPANY                         23,696    1,176,269
WILMINGTON TRUST CORP.                           696       41,342
WSFS FINANCIAL CORP.                           3,000       40,687
ZIONS BANCORP                                  1,239       71,165
                                                      -----------
                                                      $11,865,093
BEVERAGES
PERCENT OF NET ASSETS                                       1.27%
ANHEUSER-BUSCH COMPANIES INC.                 12,342  $   539,345
BROWN-FORMAN CORP. "B"                           920       58,420
COCA-COLA CO.                                 34,822    1,846,611
COCA-COLA ENTERPRISES INC.*                    6,149      139,582
COORS (ADOLF) COMPANY "B"                        601       40,237
PEPSIAMERICAS INC.                             1,784       28,829
PEPSICO INC.                                  20,385      939,341
                                                      -----------
                                                      $ 3,592,365
BIOTECHNOLOGY
PERCENT OF NET ASSETS                                       0.70%
AMGEN INC.+                                   14,854  $ 1,070,416
APPLERA CORP.-CELERA GENOMICS GROUP+           1,500       65,250
BIOGEN INC.+                                   2,320      166,025
CHIRON CORP.+                                  3,043      142,450
CURAGEN CORP.+*                                1,300       36,156
GENE LOGIC INC.+                               1,300       26,081
GENENTECH INC.+                                2,200      115,500
GENZYME CORP. - GENERAL DIVISION+              1,264      111,153
IMMUNEX CORP.+                                 3,752      122,174
MILLENNIUM PHARMACEUTICALS INC.+               3,200      108,000
                                                      -----------
                                                      $ 1,963,205
BUILDING MATERIALS
PERCENT OF NET ASSETS                                       0.10%
AMERICAN STANDARD COMPANIES INC.+              1,061  $    60,084
MASCO CORP.                                    6,804      159,009
VULCAN MATERIALS CO.                           1,488       62,987
                                                      -----------
                                                      $   282,080
                                            SHARES       VALUE
CHEMICALS
PERCENT OF NET ASSETS                                       0.79%
AIR PRODUCTS & CHEMICALS INC.                  3,272  $   132,680
ASHLAND INC.                                     965       37,452
CABOT CORP.                                    1,814       62,202
CABOT MICROELECTRONICS CORP.+                    708       42,878
CROMPTON CORP.                                 3,296       39,222
DOW CHEMICAL CO.                              12,708      416,949
DU PONT (E.I.) DE NEMOURS                     14,453      631,452
EASTMAN CHEMICAL CO.                           1,145       58,910
ENGELHARD CORP.                                2,317       55,446
IMC GLOBAL INC.                                2,294       31,543
LUBRIZOL CORP.                                 1,566       50,535
LYONDELL CHEMICAL CO.                          2,375       38,000
MILLENNIUM CHEMICALS INC.                      2,016       36,086
OLIN CORP.                                     1,312       27,224
PPG INDUSTRIES INC.                            2,821      144,153
PRAXAIR INC.                                   2,332      104,007
ROHM & HAAS CO. "A"                            3,368      123,774
SHERWIN-WILLIAMS CO.                           2,643       66,339
SIGMA-ALDRICH CORP.                            1,889       82,172
SOLUTIA INC.                                   2,575       34,556
VALSPAR CORP.                                    782       25,610
                                                      -----------
                                                      $ 2,241,190
COAL
PERCENT OF NET ASSETS                                       0.01%
MASSEY ENERGY CO.                              1,256  $    24,668
                                                      -----------
COMMERCIAL SERVICES
PERCENT OF NET ASSETS                                       0.61%
ANC RENTAL CORP.+                              6,302  $    19,300
APOLLO GROUP INC. "A"+                         2,440       85,705
BLOCK (H & R) INC.                             1,603       79,028
CAREMARK RX INC.+*                             3,728       52,192
CENDANT CORP.+                                11,952      156,332
COMDISCO INC.                                  2,153       27,451
CONCORD EFS INC.+                              3,047      140,924
DELUXE CORP.                                   2,247       54,714
DONNELLEY (R.R.) & SONS CO.                    2,773       82,219
DUN & BRADSTREET CORP.+                        1,731       43,448
ECOLAB INC.*                                   2,003       84,026
EQUIFAX INC.                                   2,376       72,017
FIRST HEALTH GROUP CORP.+                      1,100       46,956
MANPOWER INC.                                  1,764       60,029
MCKESSON HBOC INC.                             4,533      131,820
MODIS PROFESSIONAL SERVICES INC.+              2,600       15,938
MOODY'S CORP.                                  2,863       77,186
MPW INDUSTRIAL SERVICES GROUP INC.+            2,500        3,906
PAYCHEX INC.                                   5,655      225,847
QUINTILES TRANSNATIONAL CORP.+                 2,219       39,942
ROBERT HALF INTERNATIONAL INC.+                3,682       88,589
SERVICEMASTER CO.                              4,728       50,731

LIFEPATH 2030 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
VALASSIS COMMUNICATIONS INC.+                  1,054  $    31,862
VIAD CORP.                                     2,057       50,170
                                                      -----------
                                                      $ 1,720,332
COMPUTERS
PERCENT OF NET ASSETS                                       4.30%
AFFILIATED COMPUTER SERVICES INC. "A"+*          800  $    50,312
APPLE COMPUTER INC.+                           4,436       80,957
BROCADE COMMUNICATIONS SYSTEM INC.+            2,000       77,625
CERIDIAN CORP.+                                2,438       49,321
CISCO SYSTEMS INC.+                          102,586    2,430,006
COMMERCE ONE INC.+                             2,200       38,362
COMPAQ COMPUTER CORP.                         24,159      488,012
COMPUTER SCIENCES CORP.+                       2,571      153,514
DELL COMPUTER CORP.+                          37,098      811,519
DIEBOLD INC.                                   1,778       49,339
DST SYSTEMS INC.+                              1,128       68,808
ECHELON CORP.+*                                1,300       21,531
ELECTRONIC DATA SYSTEMS CORP.                  6,776      432,512
ELECTRONICS FOR IMAGING INC.+                    793       19,379
EMC CORP.+                                    31,032    1,233,832
GATEWAY INC.+                                  4,710       81,012
HEWLETT-PACKARD CO.                           27,802      802,088
INTERNATIONAL BUSINESS MACHINES CORP.         24,876    2,485,112
INTERNET SECURITY SYSTEMS INC.+                  800       44,600
IOMEGA CORP.+                                  5,567       20,208
JUNIPER NETWORKS INC.+*                        3,800      245,337
KANA COMMUNICATIONS INC.+                      1,200        3,675
LEXMARK INTERNATIONAL GROUP INC. "A"+          1,912       99,424
MCDATA CORPORATION "A"+                        1,053       18,822
MENTOR GRAPHICS CORP.+                         1,793       43,928
NCR CORP.+                                     1,353       59,532
NETWORK APPLIANCE INC.+                        4,800      142,800
PALM INC.+                                     8,286      143,969
PROXICOM INC.+                                   900        4,612
QUANTUM CORP. - HARD DISK DRIVE +              2,688       28,224
QUANTUM DLT & STORAGE GROUP+                   3,077       38,678
REDBACK NETWORKS INC.+                         1,200       37,031
RSA SECURITY INC.+                               793       37,667
SAPIENT CORP.+*                                2,400       30,900
SILICON GRAPHICS INC.+                         5,298       24,530
STORAGE TECHNOLOGY CORP.+                      1,616       16,564
SUN MICROSYSTEMS INC.+                        45,896      912,183
SUNGARD DATA SYSTEMS INC.+*                    2,121      118,140
SYNOPSYS INC.+                                 1,318       71,584
3COM CORP.+                                    4,778       43,599
TURNSTONE SYSTEMS INC.+                        1,200        7,725
                                            SHARES       VALUE
UNISYS CORP.+                                  4,460  $    73,055
VERISIGN INC.+*                                2,460      118,003
VERITAS SOFTWARE CORP.+                        5,637      366,053
                                                      -----------
                                                      $12,124,084
COSMETICS / PERSONAL CARE
PERCENT OF NET ASSETS                                       1.09%
ALAMOSA HOLDINGS INC.                          1,052  $    42,143
AVON PRODUCTS INC.                             3,560      151,158
COLGATE-PALMOLIVE CO.                          8,122      479,604
ESTEE LAUDER COMPANIES INC. "A"*               1,150       44,436
GILLETTE CO.                                  15,173      493,274
INTERNATIONAL FLAVORS & FRAGRANCES INC.        2,078       41,996
KIMBERLY-CLARK CORP.                           7,491      535,606
PROCTER & GAMBLE CO.                          18,362    1,294,521
                                                      -----------
                                                      $ 3,082,738
DISTRIBUTION / WHOLESALE
PERCENT OF NET ASSETS                                       0.17%
COSTCO WHOLESALE CORP.+                        6,498  $   271,291
FASTENAL CO.*                                    614       36,840
GENUINE PARTS CO.                              2,578       69,503
GRAINGER (W.W.) INC.                           1,535       53,740
TECH DATA CORP.+                               1,171       35,789
                                                      -----------
                                                      $   467,163
DIVERSIFIED FINANCIAL SERVICES
PERCENT OF NET ASSETS                                       3.94%
AMERICAN EXPRESS CO.                          19,054  $   836,090
BEAR STEARNS COMPANIES INC.                    1,788       93,298
CAPITAL ONE FINANCIAL CORP.                    3,025      167,131
CIT GROUP INC. (THE)                           4,100       94,710
CITIGROUP INC.                                71,308    3,506,927
COUNTRYWIDE CREDIT INDUSTRIES INC.             1,831       80,985
EDWARDS (A.G.) INC.                            1,901       73,892
FANNIE MAE                                    14,173    1,129,588
FRANKLIN RESOURCES INC.                        3,899      162,744
FREDDIE MAC                                    9,863      649,479
GOLDMAN SACHS GROUP INC. (THE)                 4,400      403,700
HOENING GROUP INC.+                            3,600       38,250
HOUSEHOLD INTERNATIONAL INC.                   6,722      389,338
LEGG MASON INC.                                1,150       55,016
LEHMAN BROTHERS HOLDINGS INC.                  3,510      240,961
MBNA CORP.                                    12,382      407,120
MERRILL LYNCH & CO. INC.                      11,598      694,720
MORGAN STANLEY DEAN WITTER & CO.              16,056    1,045,727
PROVIDIAN FINANCIAL CORP.*                     4,278      213,943
SCHWAB (CHARLES) CORP.                        20,526      428,993
STILWELL FINANCIAL INC.                        3,908      124,665
T ROWE PRICE GROUP INC.                        2,291       81,760
USA EDUCATION INC.                             2,420      175,523
                                                      -----------
                                                      $11,094,560

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2030 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)

ELECTRIC
PERCENT OF NET ASSETS                                       1.49%
AES CORP.+                                     7,160  $   386,425
AMEREN CORP.                                   1,855       78,225
AMERICAN ELECTRIC POWER INC.*                  4,407      209,509
CALPINE CORP.+                                 4,300      191,307
CINERGY CORP.                                  2,186       71,329
CONSOLIDATED EDISON INC.                       3,747      138,152
CONSTELLATION ENERGY GROUP INC.                2,339       99,875
DOMINION RESOURCES INC.                        3,255      213,398
DTE ENERGY CO.*                                2,192       79,592
DUKE ENERGY CORP.                             10,418      424,533
EDISON INTERNATIONAL                           5,770       85,973
ENTERGY CORP.                                  3,239      125,770
EXELON CORP.                                   4,864      317,960
FIRSTENERGY CORP.                              3,225       90,848
FPL GROUP INC.                                 2,460      160,023
GPU INC.                                       2,041       63,251
NIAGARA MOHAWK HOLDINGS INC.+                  4,316       74,149
NISOURCE INC.                                  3,348       95,853
PG&E CORP.                                     6,281       87,683
PINNACLE WEST CAPITAL CORP.                    1,300       60,385
PP&L RESOURCES INC.                            2,673      122,129
PROGRESS ENERGY INC.                           3,224      139,470
PUBLIC SERVICE ENTERPRISE GROUP INC.           2,906      130,218
RELIANT ENERGY INC.                            4,460      187,365
SOUTHERN CO.                                   9,241      286,009
TXU CORPORATION                                3,626      149,536
XCEL ENERGY INC.                               5,046      142,297
                                                      -----------
                                                      $ 4,211,264
ELECTRICAL COMPONENTS & EQUIPMENT
PERCENT OF NET ASSETS                                       0.22%
AMERICAN POWER CONVERSION CORP.+               3,774  $    45,996
EMERSON ELECTRIC CO.                           5,886      393,773
HUBBELL INC. "B"                               1,359       37,984
MOLEX INC.*                                    2,997      108,829
SUPERCONDUCTOR TECHNOLOGIES INC.+*             3,200       21,300
                                                      -----------
                                                      $   607,882
ELECTRONICS
PERCENT OF NET ASSETS                                       0.67%
AGILENT TECHNOLOGIES INC.+                     6,615  $   238,140
APPLERA CORP. - APPLIED BIOSYSTEMS GROUP       3,412      235,769
ARROW ELECTRONICS INC.+*                       1,661       45,511
AVNET INC.                                     1,492       36,554
AVX CORP.                                      1,272       22,654
JABIL CIRCUIT INC.+                            3,128       70,317
JOHNSON CONTROLS INC.*                         1,310       87,089
MILLIPORE CORP.                                  876       45,990
PARKER HANNIFIN CORP.                          1,998       85,974
                                            SHARES       VALUE

PERKINELMER INC.                                 808  $    59,162
SANMINA CORP.+*                                4,656      138,807
SCI SYSTEMS INC.+                              2,258       46,221
SENSORMATIC ELECTRONICS CORP.+                 1,536       33,638
SOLECTRON CORP.+                               9,390      255,877
SYMBOL TECHNOLOGIES INC.*                      2,577      119,444
TEKTRONIX INC.+                                1,896       46,812
THERMO ELECTRON CORP.+                         2,879       80,324
THOMAS & BETTS CORP.                           1,143       21,808
VARIAN INC.+                                   1,395       42,460
VISHAY INTERTECHNOLOGY INC.+                   2,053       36,831
WATERS CORP.+                                  2,300      151,478
                                                      -----------
                                                      $ 1,900,860
ENGINEERING & CONSTRUCTION
PERCENT OF NET ASSETS                                       0.02%
FLUOR CORP.                                    1,256  $    47,879
WASHINGTON GROUP WARRANTS (EXPIRES
  03/11/03)+                                      25           65
                                                      -----------
                                                      $    47,944
ENTERTAINMENT
PERCENT OF NET ASSETS                                       0.05%
GOLDEN BOOKS FAMILY ENTERTAINMENT INC.+            1  $         1
INTERNATIONAL GAME TECHNOLOGY INC.+            1,757       94,878
MACROVISION CORP.+                               900       36,056
                                                      -----------
                                                      $   130,935
ENVIRONMENTAL CONTROL
PERCENT OF NET ASSETS                                       0.08%
WASTE MANAGEMENT INC.                          9,348  $   237,159
                                                      -----------
FOOD
PERCENT OF NET ASSETS                                       1.20%
ALBERTSON'S INC.                               5,986  $   173,893
ARCHER-DANIELS-MIDLAND CO.                     9,026      135,841
CAMPBELL SOUP CO.                              6,171      184,698
CONAGRA FOODS INC.                             7,363      144,904
DEAN FOODS CO.                                   615       20,270
DELHAIZE AMERICA INC. "A"                        898       19,397
DOLE FOOD CO.                                  1,600       26,400
FLOWERS INDUSTRIES INC.                        1,975       34,760
GENERAL MILLS INC.                             3,774      169,264
HEINZ (H.J.) CO.                               4,612      196,379
HERSHEY FOODS CORP.                            1,809      115,939
HORMEL FOODS CORP.                             1,622       34,873
IBP INC.                                       2,170       57,613
KEEBLER FOODS CO.                                793       33,274
KELLOGG CO.                                    5,970      158,742
KROGER CO.+                                   11,828      286,711
MCCORMICK & CO. INC.                           1,033       40,597
QUAKER OATS CO.                                1,720      167,734
RALSTON PURINA GROUP                           4,640      144,675
SAFEWAY INC.+                                  7,043      382,505
SARA LEE CORP.                                11,846      256,940

LIFEPATH 2030 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
SMITHFIELD FOODS INC.+                         1,100  $    32,351
SUIZA FOODS CORP.+                               614       30,068
SUPERVALU INC.                                 2,037       28,579
SYSCO CORP.                                    9,646      262,950
WHOLE FOODS MARKET INC.+*                        625       26,953
WINN-DIXIE STORES INC.                         2,550       65,127
WRIGLEY (WILLIAM JR.) CO.                      1,519      141,449
                                                      -----------
                                                      $ 3,372,886
FOREST PRODUCTS & PAPER
PERCENT OF NET ASSETS                                       0.31%
BOISE CASCADE CORP.                              966  $    30,989
BOWATER INC.                                     946       47,612
GEORGIA-PACIFIC (TIMBER GROUP)                 1,639       52,005
GEORGIA-PACIFIC CORP.                          3,565      106,986
INTERNATIONAL PAPER CO.                        6,839      257,557
MEAD CORP.                                     1,710       46,837
TEMPLE-INLAND INC.                               839       39,928
WESTVACO CORP.                                 1,527       40,023
WEYERHAEUSER CO.                               3,156      169,603
WILLAMETTE INDUSTRIES INC.                     1,713       79,620
                                                      -----------
                                                      $   871,160
GAS
PERCENT OF NET ASSETS                                       0.05%
ENERGYSOUTH INC.                               3,000  $    63,000
SEMPRA ENERGY                                  3,609       80,661
                                                      -----------
                                                      $   143,661
HAND / MACHINE TOOLS
PERCENT OF NET ASSETS                                       0.05%
BLACK & DECKER CORP.                           1,124  $    46,657
SPX CORP.+                                       517       50,149
STANLEY WORKS (THE)                            1,552       54,010
                                                      -----------
                                                      $   150,816
HEALTH CARE
PERCENT OF NET ASSETS                                       2.10%
AETNA INC.+                                    1,561  $    58,116
APOGENT TECHNOLOGIES INC.+                     2,389       47,971
BARD (C.R.) INC.                                 927       41,131
BAUSCH & LOMB INC.*                              955       51,303
BAXTER INTERNATIONAL INC.                      4,156      382,726
BECKMAN COULTER INC.                           1,238       50,077
BECTON DICKINSON & CO.                         3,880      139,602
BIOMET INC.                                    2,940      114,109
BOSTON SCIENTIFIC CORP.+                       6,549      107,993
GUIDANT CORP.+                                 4,604      234,666
HCA - THE HEALTHCARE COMPANY                   8,277      327,769
HEALTH MANAGEMENT ASSOCIATES INC. "A"+         3,676       63,595
HEALTH NET INC.+                               2,722       59,802
HEALTHSOUTH CORP.+                             6,624      105,454
IDEXX LABORATORIES INC.+                       1,736       40,905
JOHNSON & JOHNSON                             19,720    1,919,348
LINCARE HOLDINGS INC.+                         1,014       59,763
MEDTRONIC INC.                                17,244      882,548
                                            SHARES       VALUE

OXFORD HEALTH PLANS INC.+                      1,696  $    56,074
PACIFICARE HEALTH SYSTEMS INC. "A"+              867       33,921
QUEST DIAGNOSTICS INC.+                          747       78,734
ST. JUDE MEDICAL INC.+                         1,404       78,792
STERIS CORP.+                                  2,007       37,531
STRYKER CORP.                                  3,078      172,830
TENET HEALTHCARE CORP.+                        4,944      228,067
UNITED WISCONSIN SERVICES                      4,900       30,870
UNITEDHEALTH GROUP INC.                        4,614      273,287
UNIVERSAL HEALTH SERVICES INC. "B"+              614       55,107
VARIAN MEDICAL SYSTEMS INC.+                   1,095       72,708
WELLPOINT HEALTH NETWORKS INC.+                1,077      106,461
                                                      -----------
                                                      $ 5,911,260
HOLDING COMPANIES-DIVERSIFIED
PERCENT OF NET ASSETS                                       0.27%
BERKSHIRE HATHAWAY INC. "A"+                      11  $   773,300
                                                      -----------
HOME BUILDERS
PERCENT OF NET ASSETS                                       0.01%
CLAYTON HOMES INC.                             2,612  $    33,303
                                                      -----------
HOME FURNISHINGS
PERCENT OF NET ASSETS                                       0.07%
ETHAN ALLEN INTERIORS INC.                     1,071  $    36,371
LEGGETT & PLATT INC.                           3,394       65,640
MAYTAG CORP.                                   1,324       44,354
WHIRLPOOL CORP.                                  968       51,178
                                                      -----------
                                                      $   197,543
HOUSEHOLD PRODUCTS / WARES
PERCENT OF NET ASSETS                                       0.16%
AMERICAN GREETINGS CORP. "A"                   2,800  $    36,568
AVERY DENNISON CORP.                           1,664       88,192
CLOROX CO.                                     3,532      127,011
DIAL CORP.                                     1,714       24,116
FORTUNE BRANDS INC.                            1,869       63,135
LIFETIME HOAN CORP.                            2,000       13,625
NEWELL RUBBERMAID INC.                         4,056      106,713
                                                      -----------
                                                      $   459,360
INSURANCE
PERCENT OF NET ASSETS                                       2.46%
AFLAC INC.                                     3,828  $   230,292
ALLMERICA FINANCIAL CORP.                        914       48,579
ALLSTATE CORP.                                10,191      406,213
AMBAC FINANCIAL GROUP INC.                     1,656       93,398
AMERICAN FINANCIAL GROUP INC.                  1,300       31,200
AMERICAN GENERAL CORP.                         3,546      270,347
AMERICAN INTERNATIONAL GROUP INC.             32,895    2,690,811
AMERICAN NATIONAL INSURANCE CO.                  400       29,206
AON CORP.                                      3,888      133,225

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2030 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
CHUBB CORP.                                    2,470  $   177,223
CIGNA CORP.                                    2,216      243,029
CINCINNATI FINANCIAL CORP.                     2,265       83,380
CONSECO INC.                                   5,000       70,100
HARTFORD FINANCIAL SERVICES GROUP INC.         3,206      204,703
JEFFERSON-PILOT CORP.                          1,462       98,700
LINCOLN NATIONAL CORP.                         2,760      121,081
LOEWS CORP.                                    1,367      148,552
MARKEL CORP.+                                    200       35,950
MARSH & MCLENNAN COMPANIES INC.                3,983      426,181
MBIA INC.                                      1,470      111,691
MERCURY GENERAL CORP.                          1,200       41,040
METLIFE INC.*                                 10,900      336,265
MGIC INVESTMENT CORP.                          1,663       96,371
OLD REPUBLIC INTERNATIONAL CORP.               2,624       74,128
PMI GROUP INC. (THE)                             704       39,431
PROGRESSIVE CORPORATION                        1,118      110,682
PROTECTIVE LIFE CORP.                          1,239       37,294
RADIAN GROUP INC.*                               636       39,337
SAFECO CORP.*                                  1,888       41,064
SELECTIVE INSURANCE GROUP INC.                 2,500       54,375
ST. PAUL COMPANIES INC.                        3,170      146,739
TORCHMARK CORP.                                2,013       70,012
TRANSATLANTIC HOLDINGS INC.                      237       23,624
21ST CENTURY INSURANCE GROUP                   1,264       23,801
UNITRIN INC.                                   1,328       51,128
UNUMPROVIDENT CORP.                            3,875      101,409
                                                      -----------
                                                      $ 6,940,561
IRON / STEEL
PERCENT OF NET ASSETS                                       0.03%
ALLEGHENY TECHNOLOGIES INC.                    1,806  $    32,002
NUCOR CORP.                                    1,435       63,427
                                                      -----------
                                                      $    95,429
LEISURE TIME
PERCENT OF NET ASSETS                                       0.23%
BRUNSWICK CORP.                                1,425  $    30,338
CALLAWAY GOLF CO.                              1,846       44,396
CARNIVAL CORP. "A"                             8,459      282,023
GALILEO INTERNATIONAL INC.                     1,493       33,966
HARLEY-DAVIDSON INC.                           4,354      188,746
SABRE HOLDINGS CORP.+                          1,838       79,255
                                                      -----------
                                                      $   658,724
LODGING
PERCENT OF NET ASSETS                                       0.17%
HARRAH'S ENTERTAINMENT INC.+                   1,832  $    56,829
HILTON HOTELS CORP.                            5,423       58,080
MANDALAY RESORT GROUP INC.+                    1,398       28,351
MARRIOTT INTERNATIONAL INC. "A"                3,406      145,368
MGM GRAND INC.+*                                 798       21,450
                                            SHARES       VALUE
PARK PLACE ENTERTAINMENT CORP.+                3,859  $    43,028
STARWOOD HOTELS & RESORTS WORLDWIDE INC.       3,297      115,065
                                                      -----------
                                                      $   468,171
MACHINERY
PERCENT OF NET ASSETS                                       0.26%
CATERPILLAR INC.                               4,898  $   203,757
COGNEX CORP.+                                  1,036       21,303
DEERE & CO.                                    3,292      133,984
DOVER CORP.                                    3,048      116,921
IMATION CORP.+                                   753       16,641
INGERSOLL-RAND CO.                             2,587      112,146
ROCKWELL INTERNATIONAL CORP.                   2,673      122,851
                                                      -----------
                                                      $   727,603
MANUFACTURERS
PERCENT OF NET ASSETS                                       3.59%
COOPER INDUSTRIES INC.                         1,340  $    57,620
CRANE CO.                                      1,296       34,538
DANAHER CORP.                                  2,145      136,079
EASTMAN KODAK CO.                              4,406      198,270
EATON CORP.*                                   1,059       75,348
GENERAL ELECTRIC CO.                         140,934    6,553,431
HARSCO CORP.                                   1,012       27,931
HONEYWELL INTERNATIONAL INC.                  11,405      532,728
ILLINOIS TOOL WORKS INC.                       4,328      262,060
ITT INDUSTRIES INC.                            1,364       55,310
MINNESOTA MINING & MANUFACTURING CO.           5,459      615,502
PALL CORP.                                     2,283       52,212
TEXTRON INC.                                   2,754      145,907
TYCO INTERNATIONAL LTD.                       24,882    1,359,801
U.S. INDUSTRIES INC.                           2,236       18,671
                                                      -----------
                                                      $10,125,408
MEDIA
PERCENT OF NET ASSETS                                       2.74%
AOL TIME WARNER INC.+                         61,692  $ 2,716,299
BELO (A.H.) CORP.                              2,875       51,750
CABLEVISION SYSTEMS CORP.+*                    1,586      123,074
CHRIS-CRAFT INDUSTRIES INC.+                     825       58,493
CLEAR CHANNEL COMMUNICATIONS INC.+             8,478      484,518
COMCAST CORP. "A"+                            12,724      551,108
DOW JONES & CO. INC.                           1,289       79,402
GANNETT CO. INC.                               3,586      237,178
GEMSTAR-TV GUIDE INTERNATIONAL INC.+           2,600      117,650
HARCOURT GENERAL INC.                          1,476       82,715
HEARST-ARGYLE TELEVISION INC.+                 1,950       39,332
HISPANIC BROADCASTING CORP.+                   1,750       39,375
HOLLINGER INTERNATIONAL INC.                   3,500       57,050
KNIGHT RIDDER INC.*                            1,151       68,772

LIFEPATH 2030 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
MCGRAW-HILL COMPANIES INC.                     2,754  $   162,376
MEREDITH CORP.                                 1,698       61,026
NEW YORK TIMES CO. "A"                         2,304      101,837
READERS DIGEST ASSOCIATION INC.
  (THE) "A"                                    1,675       53,751
SCRIPPS (E.W.) COMPANY                           925       58,210
TRIBUNE CO.                                    4,372      177,503
UNITEDGLOBALCOM INC. "A"+*                     1,800       28,463
UNIVISION COMMUNICATIONS INC.+                 3,292      108,636
USA NETWORKS INC.+                             3,022       71,206
VIACOM INC. "B"+                              24,553    1,220,284
WALT DISNEY CO. (THE)                         29,384      909,435
WASHINGTON POST COMPANY (THE) "B"                119       73,959
                                                      -----------
                                                      $ 7,733,402
MINING
PERCENT OF NET ASSETS                                       0.20%
ALCOA INC.                                    12,486  $   446,499
NEWMONT MINING CORP.                           3,933       66,271
PHELPS DODGE CORP.                             1,121       51,566
                                                      -----------
                                                      $   564,336
OFFICE / BUSINESS EQUIPMENT
PERCENT OF NET ASSETS                                       0.09%
HERMAN MILLER INC.                             2,246  $    57,554
HON INDUSTRIES INC.                            1,068       26,540
PITNEY BOWES INC.                              3,389      115,395
XEROX CORP.                                    9,404       56,800
                                                      -----------
                                                      $   256,289
OIL & GAS PRODUCERS
PERCENT OF NET ASSETS                                       2.95%
AMERADA HESS CORP.                             1,611  $   115,992
ANADARKO PETROLEUM CORP.                       3,742      233,875
APACHE CORP.                                   2,048      120,218
BURLINGTON RESOURCES INC.                      3,434      154,324
CASUAL MALE CORP.                              4,700       86,621
CHEVRON CORP.                                  8,771      751,324
CONOCO INC.                                    8,890      256,032
DEVON ENERGY CORP.                             2,300      131,100
DIAMOND OFFSHORE DRILLING INC.*                1,207       50,573
ENSCO INTERNATIONAL INC.                       2,293       87,386
EOG RESOURCES INC.                             2,018       87,985
EXXON MOBIL CORP.                             49,186    3,986,525
GLOBAL MARINE INC.+                            2,764       79,354
KERR-MCGEE CORP.*                              1,406       90,884
MAYNARD OIL CO.+                                 700       12,775
MURPHY OIL CORP.                                 779       49,054
NABORS INDUSTRIES INC.+*                       2,458      139,369
NOBLE AFFILIATES INC.                          1,412       62,622
NOBLE DRILLING CORP.+*                         2,225      103,574
OCCIDENTAL PETROLEUM CORP.                     5,544      133,001
OCEAN ENERGY INC.                              3,388       60,984
PHILLIPS PETROLEUM CO.*                        3,745      199,646
                                            SHARES       VALUE
ROWAN COMPANIES INC.+*                         2,397  $    68,434
SUNOCO INC.                                    1,691       56,209
TEXACO INC.                                    7,318      469,084
TOSCO CORP.                                    2,852      114,223
TRANSOCEAN SEDCO FOREX INC.                    4,722      227,246
ULTRAMAR DIAMOND SHAMROCK CORP.                2,264       82,410
UNOCAL CORP.                                   3,681      129,792
USX-MARATHON GROUP INC.                        4,406      121,694
VALERO ENERGY CORP.                            1,536       56,294
                                                      -----------
                                                      $ 8,318,604
OIL & GAS SERVICES
PERCENT OF NET ASSETS                                       0.49%
BAKER HUGHES INC.                              4,606  $   180,555
BJ SERVICES CO.+                               1,396      106,096
COOPER CAMERON CORP.+                          1,061       63,427
GRANT PRIDECO INC. +                           2,513       45,913
HALLIBURTON CO.*                               6,561      261,259
SCHLUMBERGER LTD.                              7,883      502,541
SMITH INTERNATIONAL INC.+*                       895       67,662
VARCO INTERNATIONAL INC.+                      2,002       44,905
WEATHERFORD INTERNATIONAL INC.+                1,913       99,533
                                                      -----------
                                                      $ 1,371,891
PACKAGING & CONTAINERS
PERCENT OF NET ASSETS                                       0.08%
BEMIS CO.                                      1,062  $    36,129
CROWN CORK & SEAL CO. INC.                     3,010       17,037
PACTIV CORP.+                                  2,782       37,418
SEALED AIR CORP.+*                             1,499       58,686
SMURFIT-STONE CONTAINER CORP.+                 2,712       39,155
SONOCO PRODUCTS CO.                            2,018       44,840
                                                      -----------
                                                      $   233,265
PHARMACEUTICALS
PERCENT OF NET ASSETS                                       5.54%
ABBOTT LABORATORIES                           22,159  $ 1,085,569
ALLERGAN INC.                                  2,146      186,595
ALZA CORP.+                                    4,062      160,652
AMERICAN HOME PRODUCTS CORP.                  18,630    1,150,775
ATSI COMMUNICATIONS INC.+                      1,900       64,600
BRISTOL-MYERS SQUIBB CO.                      27,820    1,764,066
CARDINAL HEALTH INC.                           4,254      431,781
DENTSPLY INTERNATIONAL INC.                    1,271       47,821
FOREST LABORATORIES INC. "A"+                  3,050      212,067
ICN PHARMACEUTICALS INC.                       1,939       51,500
IVAX CORPORATION+                              2,629       98,588
KING PHARMACEUTICALS INC.+                     2,600      119,340
LILLY (ELI) AND COMPANY                       16,042    1,274,697
MEDIMMUNE INC.+                                3,600      157,275
MERCK & CO. INC.                              32,790    2,629,758
MYLAN LABORATORIES INC.                        2,556       59,810
OMNICARE INC.                                  2,343       51,944

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2030 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
PFIZER INC.                                   89,988  $ 4,049,460
PHARMACIA CORPORATION                         18,231      942,543
SCHERING-PLOUGH CORP.                         20,953      843,358
SEPRACOR INC.+*                                1,372       71,258
SYBRON DENTAL SPECIALTIES INC.+                  796       15,641
TANOX INC.+                                    1,100       37,194
WATSON PHARMACEUTICALS INC.+                   2,199      122,045
                                                      -----------
                                                      $15,628,337
PIPELINES
PERCENT OF NET ASSETS                                       0.64%
DYNEGY INC. "A"                                4,800  $   225,600
EL PASO CORP.                                  7,127      501,028
ENRON CORP.                                   10,712      733,772
QUESTAR CORP.                                  1,657       45,402
WILLIAMS COMPANIES INC.                        6,874      286,646
                                                      -----------
                                                      $ 1,792,448
REAL ESTATE
PERCENT OF NET ASSETS                                       0.07%
CORRECTIONAL PROPERTIES TRUST                 11,200  $   134,176
TARRAGON REALTY INVESTORS INC.+                5,060       55,660
                                                      -----------
                                                      $   189,836
REAL ESTATE INVESTMENT TRUSTS
PERCENT OF NET ASSETS                                       0.43%
APARTMENT INVESTMENT & MANAGEMENT CO.
  "A"                                          1,071  $    47,124
ARCHSTONE COMMUNITIES TRUST*                   2,568       62,942
ARDEN REALTY INC.                              2,439       58,170
AVALONBAY COMMUNITIES INC.                     1,529       72,612
BOSTON PROPERTIES INC.                         1,271       51,272
CARRAMERICA REALTY CORP.*                      1,839       54,986
CRESCENT REAL ESTATE EQUITIES CO.              2,568       54,544
DUKE-WEEKS REALTY CORP.                        2,075       47,518
EQUITY OFFICE PROPERTIES TRUST                 4,218      121,563
EQUITY RESIDENTIAL PROPERTIES TRUST            2,032      105,867
HIGHWOODS PROPERTIES INC.                      2,318       57,718
HOST MARRIOTT CORP.                            6,558       82,762
KIMCO REALTY CORP.                             1,150       48,128
MACK-CALI REALTY CORP.                         1,629       43,657
PUBLIC STORAGE INC.                            2,064       53,107
ROUSE CO.                                      2,418       60,574
SIMON PROPERTY GROUP INC.                      1,975       50,580
SPIEKER PROPERTIES INC.                        1,239       69,359
VORNADO REALTY TRUST                           1,507       56,980
                                                      -----------
                                                      $ 1,199,463
                                            SHARES       VALUE

RETAIL
PERCENT OF NET ASSETS                                       3.73%
ABERCROMBIE & FITCH CO. "A"+                   1,534  $    43,504
AMAZON.COM INC.+*                              3,508       35,738
AUTONATION INC.+                               7,222       59,943
AUTOZONE INC.+                                 1,893       47,817
BARNES & NOBLE INC.+                           1,261       34,047
BED BATH & BEYOND INC.+                        4,564      112,389
BEST BUY CO. INC.+                             3,198      130,990
BJ'S WHOLESALE CLUB INC.+                      1,356       61,712
BORDERS GROUP INC.+                            1,996       31,637
BRINKER INTERNATIONAL INC.+                    1,717       50,755
CDW COMPUTER CENTERS INC.+                     1,016       33,782
CIRCUIT CITY STORES INC.                       3,426       51,972
CONSOLIDATED STORES CORP.+                     2,635       40,869
CVS CORP.                                      5,608      342,088
DARDEN RESTAURANTS INC.                        2,911       63,256
DOLLAR GENERAL CORP.                           5,051       93,949
DOLLAR TREE STORES INC.+                       1,405       39,077
EBAY INC.+                                     2,000       76,656
FAMILY DOLLAR STORES INC.                      3,007       78,964
FEDERATED DEPARTMENT STORES INC.+              2,942      142,246
FREEMARKETS INC.+                                200        3,675
GAP INC.                                      12,336      336,033
GOLDEN STATE BANCORP INC.+                       900        1,181
HOME DEPOT INC.                               33,155    1,409,088
INTIMATE BRANDS INC.                           1,900       30,020
KMART CORP.+                                   7,637       71,406
KOHLS CORP.+                                   4,812      317,159
LIMITED INC.                                   6,334      111,795
LOWE'S COMPANIES INC.                          5,539      309,519
MAY DEPARTMENT STORES CO.                      4,241      167,901
MCDONALD'S CORP.                              18,534      544,900
NORDSTROM INC.                                 2,131       39,317
OFFICE DEPOT INC.+                             5,279       48,567
OUTBACK STEAKHOUSE INC.+                       1,439       38,277
PAYLESS SHOESOURCE INC.+                         396       30,246
PENNEY (J.C.) COMPANY INC.                     3,657       59,170
PIER 1 IMPORTS INC.                            3,089       40,157
RADIOSHACK CORP.                               2,784      119,155
RITE AID CORP.+                                7,904       41,259
ROSS STORES INC.                               1,500       31,500
SAKS INC.+                                     2,277       27,324
SEARS, ROEBUCK AND CO.                         4,646      190,718
STAPLES INC.+*                                 7,150      106,356
STARBUCKS CORP.+                               2,936      139,827
TARGET CORP.                                  12,722      496,158
TIFFANY & CO.                                  2,372       73,793
TJX COMPANIES INC.                             4,114      125,806
TOYS R US INC.+                                3,157       77,662
TRICON GLOBAL RESTAURANTS INC.+                2,142       82,467
WALGREEN CO.                                  14,502      642,729

LIFEPATH 2030 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
WAL-MART STORES INC.                          63,490  $ 3,180,214
WENDY'S INTERNATIONAL INC.                     2,323       57,494
                                                      -----------
                                                      $10,522,264
SEMICONDUCTORS
PERCENT OF NET ASSETS                                       2.36%
ADVANCED MICRO DEVICES INC.+                   4,734  $   101,781
ALTERA CORP.+                                  6,216      143,745
ANALOG DEVICES INC.+                           5,164      192,617
APPLIED MATERIALS INC.+                       11,655      492,424
APPLIED MICRO CIRCUITS CORP.+*                 4,400      117,700
ATMEL CORP.+                                   5,400       56,700
AXCELIS TECHNOLOGIES INC.+                     1,630       15,027
BROADCOM CORP. "A"+*                           3,500      172,375
C-CUBE MICROSYSTEMS INC.+                      1,357       10,983
CIRRUS LOGIC INC.+                             1,352       24,336
CONEXANT SYSTEMS INC.+                         3,798       46,526
CREE INC.+*                                    1,400       29,400
CYPRESS SEMICONDUCTOR CORP.+*                  1,771       34,676
INTEGRATED DEVICE TECHNOLOGY INC.+             1,514       43,811
INTEL CORP.                                   96,020    2,742,571
INTERNATIONAL RECTIFIER CORP.+*                  825       27,225
INTERSIL HOLDING CORP.+                          800       14,800
KLA-TENCOR CORP.+                              2,870      102,603
LAM RESEARCH CORP.+                            1,738       37,367
LATTICE SEMICONDUCTOR CORP.+                   2,100       38,850
LINEAR TECHNOLOGY CORP.                        4,592      181,958
LSI LOGIC CORP.+                               4,972       80,099
MAXIM INTEGRATED PRODUCTS INC.+*               4,108      189,482
MICROCHIP TECHNOLOGY INC.+                     2,063       49,254
MICRON TECHNOLOGY INC.+                        8,120      277,866
NATIONAL SEMICONDUCTOR CORP.+                  2,879       58,789
NOVELLUS SYSTEMS INC.+*                        2,212       85,439
NVIDIA CORP.+*                                 1,000       44,688
QLOGIC CORP.+                                  1,500       56,063
RAMBUS INC.+                                   1,416       53,985
SILICON LABORATORIES INC.+*                      600        9,750
TERADYNE INC.+                                 2,758       86,132
TEXAS INSTRUMENTS INC.                        24,580      726,339
VARIAN SEMICONDUCTOR EQUIPMENT
  ASSOCIATES INC.+                               995       28,047
VITESSE SEMICONDUCTOR CORP.+                   2,636      103,957
XILINX INC.+                                   4,872      189,399
                                                      -----------
                                                      $ 6,666,764
SOFTWARE
PERCENT OF NET ASSETS                                       3.55%
ADOBE SYSTEMS INC.                             3,608  $   104,858
                                            SHARES       VALUE
AKAMAI TECHNOLOGIES INC.+*                       700  $    11,856
ARIBA INC.+*                                   2,600       42,900
AT HOME CORP. "A"+                             3,472       20,181
AUTODESK INC.*                                 1,149       43,806
AUTOMATIC DATA PROCESSING INC.                 9,073      535,307
BEA SYSTEMS INC.+                              2,316       88,877
BMC SOFTWARE INC.+                             3,629      109,324
BROADVISION INC.+                              4,000       29,000
CADENCE DESIGN SYSTEMS INC.+                   3,452       87,508
CHOICEPOINT INC.+                              1,076       59,503
CITRIX SYSTEMS INC.+                           2,968       77,168
CLARUS CORP.+                                  1,700       11,900
CMGI INC.+*                                    3,200       13,000
COMPUTER ASSOCIATES INTERNATIONAL INC.         8,289      258,534
COMPUWARE CORP.+                               5,966       61,524
DOUBLECLICK INC.+                              1,400       18,813
EFUNDS CORP.+                                  1,238       18,880
ELECTRONIC ARTS INC.+                          2,258      112,900
EXODUS COMMUNICATIONS INC.+*                   5,300       77,513
FIRST DATA CORP.                               5,779      356,911
FISERV INC.+                                   1,783       88,259
GLOBAL PAYMENTS INC.+                            794       15,086
I2 TECHNOLOGIES INC.+                          3,992      107,285
IMS HEALTH INC.                                4,430      119,167
INFORMIX CORP.+                                4,709       33,552
INFOSPACE INC.+                                4,400       16,775
INKTOMI CORP.+                                 1,600       18,100
INTERNET CAPITAL GROUP INC.+*                  2,000        7,688
INTUIT INC.+                                   2,912      119,756
KEANE INC.+                                    1,696       25,474
LEGATO SYSTEMS INC.+                           1,908       24,327
MACROMEDIA INC.+                                 846       24,798
MERCURY INTERACTIVE CORP.+                     1,500       94,406
MICROMUSE INC.+                                1,600       65,700
MICROSOFT CORP.+                              76,186    4,494,974
NATIONAL DATA CORP.                              993       25,351
NETWORK ASSOCIATES INC.+                       2,432       15,732
NIKU CORP.+                                    1,200        7,275
NOVELL INC.+                                   5,142       30,531
OPENWAVE SYSTEMS INC.+                         1,300       47,897
ORACLE CORP.+                                 79,796    1,516,124
PARAMETRIC TECHNOLOGY CORP.+                   5,139       68,413
PEOPLESOFT INC.+                               4,545      146,576
PRIME RESPONSE INC.+                           3,000        4,781
PSINET INC.+*                                  2,500        3,203
PUMA TECHNOLOGY INC.+                          2,200       12,169
RATIONAL SOFTWARE CORP.+                       3,358      117,320
REALNETWORKS INC.+                             1,600       11,500
REYNOLDS & REYNOLDS CO. "A"                    1,875       41,213
SIEBEL SYSTEMS INC.+                           6,164      235,773
SYBASE INC.+                                   1,871       36,718

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2030 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
SYMANTEC CORP.+                                1,294  $    58,958
TOTAL SYSTEM SERVICES INC.                       993       23,832
VICINITY CORP.+                                1,100        2,750
VIGNETTE CORP.+                                2,800       17,238
YAHOO! INC.+                                   7,844      186,785
                                                      -----------
                                                      $10,005,749
TELECOMMUNICATION EQUIPMENT
PERCENT OF NET ASSETS                                       1.19%
ADC TELECOMMUNICATIONS INC.+                  11,570  $   128,716
ADTRAN INC.+                                     568       13,526
ADVANCED FIBRE COMMUNICATIONS INC.+            1,361       25,774
AMERICAN TOWER CORP.+*                         2,175       62,945
ANDREW CORP.+                                  1,990       29,850
AVAYA INC.+                                    4,243       59,402
CIENA CORP.+*                                  3,842      258,134
COMMSCOPE INC.+                                1,346       27,122
COMVERSE TECHNOLOGY INC.+                      2,432      182,248
HARRIS CORP.                                   1,063       26,692
JDS UNIPHASE CORP.+                           18,780      502,365
LUCENT TECHNOLOGIES INC.                      48,127      557,792
MOTOROLA INC.                                 31,470      477,400
QUALCOMM INC.+                                10,744      588,906
RF MICRO DEVICES INC.+*                        2,000       22,250
SCIENTIFIC-ATLANTA INC.                        2,600      121,940
TELLABS INC.+                                  6,052      263,640
                                                      -----------
                                                      $ 3,348,702
TELECOMMUNICATIONS
PERCENT OF NET ASSETS                                       1.76%
ADAPTEC INC.+                                  1,656  $    18,113
ANIXTER INTERNATIONAL INC.+                      725       15,515
BROADWING INC.+                                3,000       70,560
CABLETRON SYSTEMS INC.+                        2,942       39,570
CHOICE ONE COMMUNICATIONS INC.+                1,100        9,281
COMARCO INC.+                                    700       10,588
COPPER MOUNTAIN NETWORKS INC.+                 1,200        4,913
CORNING INC.                                  13,379      362,571
COX COMMUNICATIONS INC. "A"+*                  2,405       99,856
GENERAL MOTORS CORP. "H"+                      8,725      197,796
GLOBAL CROSSING LTD.+                         13,223      214,609
GLOBAL TELESYSTEMS INC.+                       4,586        5,595
LEAP WIRELESS INTERNATIONAL INC.+              1,179       36,033
LEVEL 3 COMMUNICATIONS INC.+*                  3,400       86,063
MCLEODUSA INC. "A"+*                           5,424       71,190
METROMEDIA FIBER NETWORK INC. "A"+*            4,600       43,700
NEXTEL COMMUNICATIONS INC. "A"+               11,702      281,579
NTL INC.+                                      2,020       52,500
                                            SHARES       VALUE

QWEST COMMUNICATIONS INTERNATIONAL INC.+      23,783  $   879,258
SPRINT CORP. (PCS GROUP)+*                    14,098      354,988
VERIZON COMMUNICATIONS INC.                   38,492    1,905,354
VERTICALNET INC.+                              1,500        4,734
VOICESTREAM WIRELESS CORP.+                    1,972      187,340
                                                      -----------
                                                      $ 4,951,706
TELEPHONE
PERCENT OF NET ASSETS                                       2.14%
ALLTEL CORP.                                   4,735  $   254,270
AT&T CORP.                                    53,899    1,239,677
BELLSOUTH CORP.                               26,735    1,121,801
CENTURYTEL INC.                                2,700       77,814
INTERMEDIA COMMUNICATIONS INC.+*               2,000       31,625
SBC COMMUNICATIONS INC.                       48,494    2,313,164
SPRINT CORP. (FON GROUP)                      13,218      295,554
WORLDCOM INC.+                                41,681      692,947
                                                      -----------
                                                      $ 6,026,852
TEXTILES
PERCENT OF NET ASSETS                                       0.03%
CINTAS CORP.*                                  2,251  $    81,071
                                                      -----------
TOBACCO
PERCENT OF NET ASSETS                                       0.62%
PHILIP MORRIS COMPANIES INC.                  31,238  $ 1,505,047
R.J. REYNOLDS TOBACCO HOLDINGS INC.            2,922      165,093
UST INC.                                       2,665       76,859
                                                      -----------
                                                      $ 1,746,999
TOYS / GAMES / HOBBIES
PERCENT OF NET ASSETS                                       0.05%
HASBRO INC.                                    3,513  $    43,140
MARVEL ENTERPRISES INC. "C" WARRANTS
  (EXPIRES 10/02/01)+                              9            1
MATTEL INC.                                    6,086      103,219
                                                      -----------
                                                      $   146,360
TRANSPORTATION
PERCENT OF NET ASSETS                                       0.32%
AIRBORNE INC.                                  1,950  $    20,124
ALEXANDER & BALDWIN INC.                         990       25,554
BURLINGTON NORTHERN SANTA FE CORP.             5,615      168,506
CNF TRANSPORTATION INC.                        1,126       38,892
CSX CORP.*                                     3,198      106,941
FEDEX CORP.+                                   4,618      189,015
KANSAS CITY SOUTHERN INDUSTRIES INC.+          4,402       65,942
NORFOLK SOUTHERN CORP.                         5,658      102,353
UNION PACIFIC CORP.                            3,363      184,763
                                                      -----------
                                                      $   902,090

LIFEPATH 2030 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)

TRUCKING & LEASING
PERCENT OF NET ASSETS                                       0.02%
GATX CORPORATION                               1,091  $    47,699
                                                      -----------
WATER
PERCENT OF NET ASSETS                                       0.04%
AMERICAN WATER WORKS INC.                      1,707  $    47,335
SOUTHWEST WATER CO.                            5,125       66,625
                                                      -----------
                                                      $   113,960
TOTAL U.S. COMMON STOCKS
(COST $144,418,895)                                   $173,340,108
INTERNATIONAL COMMON STOCKS
PERCENT OF NET ASSETS                                      16.01%
AUSTRALIA
PERCENT OF NET ASSETS                                       0.62%
COLES MYER LTD. ADR                            6,459  $   172,455
NATIONAL AUSTRALIA BANK*                       7,157      562,182
NEWS CORPORATION LTD.*                         5,565      203,401
RIO TINTO PLC ADR                              6,090      451,939
WESTPAC BANKING CORP. ADR                     10,223      375,695
                                                      -----------
                                                      $ 1,765,672
CANADA
PERCENT OF NET ASSETS                                       0.43%
ALCAN ALUMINIUM LTD.                           4,794  $   176,851
BARRICK GOLD CORP.                             6,437      104,279
INCO LTD.+                                     3,485       62,347
NORTEL NETWORKS CORP.                         44,524      823,249
PLACER DOME INC.*                              6,895       64,606
                                                      -----------
                                                      $ 1,231,332
DENMARK
PERCENT OF NET ASSETS                                       0.71%
NOVO-NORDISK A/S ADR*                         16,714  $ 1,663,043
TELE DENMARK A/S ADR*                         20,934      339,131
                                                      -----------
                                                      $ 2,002,174
FINLAND
PERCENT OF NET ASSETS                                       0.22%
NOKIA OYJ*                                    28,358  $   623,876
                                                      -----------
FRANCE
PERCENT OF NET ASSETS                                       2.21%
ALCATEL SA ADR*                               25,360  $   981,939
AVENTIS SA*                                   15,132    1,222,060
AXA-UAP ADR*                                  14,208      885,158
FRANCE TELECOM SA ADR                          3,970      240,185
LVMH MOET-HENNESSY LOUIS VUITTON ADR          32,020      396,248
TOTAL FINA SA                                 31,425    2,215,777
TOTAL FINA SA WARRANTS (EXPIRES
  08/08/03)+                                      81        2,256
VIVENDI UNIVERSAL SA ADR*                      4,504      284,653
                                                      -----------
                                                      $ 6,228,276
                                            SHARES       VALUE

GERMANY
PERCENT OF NET ASSETS                                       0.75%
DAIMLERCHRYSLER AG*                           25,485  $ 1,249,275
DEUTSCHE TELEKOM AG ADR*                      23,910      587,469
SAP AG ADR*                                    7,210      278,955
                                                      -----------
                                                      $ 2,115,699
IRELAND
PERCENT OF NET ASSETS
                                                            0.26%
ALLIED IRISH BANKS PLC ADR*                   33,975  $   744,392
                                                      -----------
ITALY
PERCENT OF NET ASSETS
                                                            0.62%
BENETTON GROUP SPA ADR*                       14,596  $   526,186
ENI-ENTE NAZIONALE IDROCARBURI SPA ADR*        4,620      303,765
FIAT SPA ADR                                  13,309      335,108
SAN PAOLO-IMI SPA ADR*                        17,950      556,989
                                                      -----------
                                                      $ 1,722,048
JAPAN
PERCENT OF NET ASSETS                                       3.53%
CANON INC. ADR                                10,145  $   332,452
FUJI PHOTO FILM CO. LTD. ADR                   7,646      273,345
HITACHI LTD. ADR                               4,614      404,879
HONDA MOTOR COMPANY LTD. ADR*                  5,162      407,798
ITO-YOKADO CO. LTD. ADR                        9,432      472,190
JAPAN AIR LINES ADR+                          59,554      513,653
KIRIN BREWERY CO. LTD. ADR                     7,510      719,083
KUBOTA CORP. ADR                               8,695      486,920
KYOCERA CORP. ADR                              3,230      292,154
MAKITA CORP. ADR                               9,637       61,436
MATSUSHITA ELECTRIC INDUSTRIAL CO. ADR        23,710      442,666
MITSUBISHI CORP. ADR                          27,250      371,281
MITSUI & CO. ADR                               3,694      428,504
NEC CORP. ADR                                  6,984      565,704
NIPPON TELEGRAPH & TELEPHONE CORP. ADR        18,758      617,138
NISSAN MOTOR CO. LTD. ADR+                    32,559      415,127
PIONEER CORP. ADR*                            13,177      340,625
RICOH CORP. LTD. ADR                           4,015      349,305
SONY CORP. ADR                                 6,216      444,506
TOKIO MARINE AND FIRE INSURANCE CO. LTD.
  ADR                                         20,739    1,083,613
TOYOTA MOTOR CORP. ADR                        13,489      938,834
                                                      -----------
                                                      $ 9,961,213
NETHERLANDS
PERCENT OF NET ASSETS                                       2.05%
ABN AMRO HOLDING NV                           27,162  $   597,564
AEGON NV ADR                                  13,383      467,468

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2030 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
AKZO NOBEL NV ADR                              7,870  $   379,728
ELSEVIER NV ADR                               24,631      689,668
ING GROEP NV ADR                               5,463      379,132
KONINKLIJKE (ROYAL) PHILIPS ELECTONICS
  NV                                          14,209      463,782
KONINKLIJKE AHOLD NV ADR*                     18,619      607,166
ROYAL DUTCH PETROLEUM CO. - NY SHARES         30,100    1,755,733
UNILEVER NV - NY SHARES                        7,853      438,983
                                                      -----------
                                                      $ 5,779,224
NEW ZEALAND
PERCENT OF NET ASSETS                                       0.04%
TELECOM CORP. OF NEW ZEALAND LTD.*             6,561  $   115,802
                                                      -----------
PORTUGAL
PERCENT OF NET ASSETS                                       0.07%
BANCO COMERCIAL PORTUGUES ADR                  7,940  $   208,822
                                                      -----------
SINGAPORE
PERCENT OF NET ASSETS                                       0.03%
CHARTERED SEMICONDUCTOR MANUFACTURING
  LTD. ADR+*                                   3,290  $    96,233
                                                      -----------
SPAIN
PERCENT OF NET ASSETS                                       0.71%
BANCO BILBAO VIZCAYA ARGENTARIA SA ADR*       26,033  $   384,768
BANCO SANTANDER CENTRAL HISPANO SA ADR*       75,228      780,114
REPSOL SA                                     15,730      267,567
TELEFONICA SA ADR+                            11,131      564,898
                                                      -----------
                                                      $ 1,997,347
SWEDEN
PERCENT OF NET ASSETS                                       0.20%
TELEFONAKTIEBOLAGET LM ERICSSON               69,312  $   573,990
                                                      -----------
SWITZERLAND
PERCENT OF NET ASSETS                                       0.18%
ADECCO SA ADR*                                 3,649  $   284,440
SULZER MEDICA ADR*                             9,470      211,181
                                                      -----------
                                                      $   495,621
UNITED KINGDOM
PERCENT OF NET ASSETS                                       3.37%
ASTRAZENECA PLC ADR*                          15,746  $   728,253
BARCLAYS PLC ADR*                              5,430      668,976
BP AMOCO PLC ADR                              14,538      721,085
BRITISH SKY BROADCASTING PLC ADR+              4,228      355,152
BRITISH TELECOM PLC ADR*                       9,095      770,801
CADBURY SCHWEPPES PLC ADR                     18,136      485,138
                                           SHARES OR
                                          FACE AMOUNT     VALUE

DIAGEO PLC ADR                                25,496   $ 1,032,078
GLAXOSMITHKLINE PLC ADR+                      40,660     2,248,905
HANSON PLC ADR*                               15,491       503,458
HONG KONG & SHANGHAI BANKING ADR*              4,750       315,875
REUTERS GROUP PLC ADR                          4,536       418,446
VODAFONE GROUP PLC ADR*                       44,573     1,217,289
                                                       -----------
                                                       $ 9,465,456
TOTAL INTERNATIONAL COMMON STOCKS
(COST $39,080,433)                                     $45,127,177
TOTAL COMMON STOCKS
(COST $183,499,328)                                    $218,467,285

U.S. GOVERNMENT AND AGENCY OBLIGATIONS
PERCENT OF NET ASSETS                                       16.41%
U.S. GOVERNMENT SECURITIES
PERCENT OF NET ASSETS                                       16.41%
U.S. TREASURY BONDS
 5.25%,  11/15/28                         $  600,000   $   576,748
 6.00%,  02/15/26                            900,000       955,878
 6.13%,  11/15/27                          1,000,000     1,082,221
 6.13%,  08/15/29                            600,000       653,887
 6.25%,  08/15/23                            580,000       633,349
 6.25%,  05/15/30                          1,000,000     1,114,688
 6.38%,  08/15/27                            100,000       111,594
 6.50%,  11/15/26                            600,000       678,728
 6.63%,  02/15/27                            620,000       712,429
 6.75%,  08/15/26                            500,000       582,265
 6.88%,  08/15/25                            600,000       707,054
 7.13%,  02/15/23                            750,000       901,267
 7.25%,  05/15/16                            850,000     1,010,224
 7.25%,  08/15/22                            300,000       364,682
 7.50%,  11/15/16                          1,450,000     1,764,492
 7.50%,  11/15/24                            500,000       629,675
 7.63%,  02/15/07                            170,000       174,496
 7.63%,  11/15/22                            150,000       189,606
 7.63%,  02/15/25                            500,000       638,087
 7.88%,  02/15/21                            150,000       192,709
 8.00%,  11/15/21                          1,500,000     1,957,383
 8.13%,  05/15/21                            450,000       592,623
 8.13%,  08/15/21                            560,000       738,328
 8.50%,  02/15/20                            200,000       270,395
 8.75%,  05/15/17                            450,000       609,612
 8.75%,  05/15/20                            400,000       553,498
 8.75%,  08/15/20                            850,000     1,178,303
 8.88%,  08/15/17                            950,000     1,301,767
 9.00%,  11/15/18                            350,000       489,453
 9.13%,  05/15/18                            300,000       422,140
 9.38%,  02/15/06                            200,000       240,219
 10.00%,  05/15/10                           330,000       392,906
 10.38%,  11/15/12                           200,000       259,578
 10.63%,  08/15/15                           250,000       381,441
 10.75%,  08/15/05                           400,000       494,500
 11.25%,  02/15/15                           600,000       946,875
 11.75%,  11/15/14                           350,000       512,148

LIFEPATH 2030 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                          FACE AMOUNT     VALUE
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (CONTINUED)
 12.00%,  08/15/13                        $  650,000   $   925,793
 12.50%,  08/15/14                           350,000       525,766
U.S. TREASURY NOTES
 4.75%,  02/15/04                          1,640,000     1,646,375
 5.25%,  08/15/03                          1,250,000     1,270,559
 5.50%,  05/15/09*                         1,530,000     1,582,305
 5.63%,  02/15/06                            500,000       519,402
 5.63%,  05/15/08                            450,000       468,681
 5.75%,  08/15/03                          1,300,000     1,336,882
 5.88%,  11/15/05*                           500,000       524,338
 6.00%,  07/31/02                          1,900,000     1,938,171
 6.13%,  08/15/07                            900,000       961,664
 6.25%,  06/30/02                          1,150,000     1,174,794
 6.25%,  02/15/03                          1,910,000     1,971,599
 6.25%,  02/15/07                            400,000       429,177
 6.38%,  08/15/02                          1,000,000     1,026,067
 6.50%,  05/15/05                            400,000       427,085
 6.50%,  08/15/05                            600,000       642,589
 6.50%,  10/15/06                            750,000       811,641
 6.63%,  04/30/02                            500,000       511,689
 6.63%,  05/15/07                            400,000       437,455
 6.88%,  05/15/06                            510,000       558,918
 7.00%,  07/15/06                            700,000       772,143
 7.25%,  08/15/04                            310,000       335,461
 7.50%,  02/15/05                            400,000       440,236
                                                       -----------
                                                       $46,254,038
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(COST $43,454,750)                                     $46,254,038

SHORT TERM INSTRUMENTS
PERCENT OF NET ASSETS                                        8.69%
DREYFUS MONEY MARKET FUND++               $9,069,693   $ 9,069,693
FEDERAL NATIONAL MORTGAGE ASSOCIATION
DISCOUNT NOTE 5.39%,  03/20/01++           1,846,148     1,846,148
GOLDMAN SACHS FINANCIAL SQUARE PRIME
OBLIGATION FUND++                          4,516,243     4,516,243
PROVIDIAN TEMP CASH MONEY MARKET FUND++    9,069,693     9,069,693
                                                       -----------
TOTAL SHORT TERM INSTRUMENTS
(COST $24,501,777)                                     $24,501,777
                                          FACE AMOUNT     VALUE

REPURCHASE AGREEMENT
PERCENT OF NET ASSETS                                        5.88%
INVESTORS BANK & TRUST TRI-PARTY
REPURCHASE AGREEMENT, DATED 02/28/01,
DUE 03/31/01, WITH A MATURITY VALUE OF
$16,590,565 AND AN EFFECTIVE YIELD OF
5.10%.                                    $16,588,215  $16,588,215
                                                       -----------
TOTAL REPURCHASE AGREEMENT
(COST $16,588,215)                                     $16,588,215

TOTAL INVESTMENTS IN SECURITIES
(COST $268,044,070)                          108.47%   $$305,811,315
OTHER ASSETS AND LIABILITIES, NET             (8.47%)  (23,879,315)
                                          ----------   -----------
TOTAL NET ASSETS                             100.00%   $281,932,000
                                          ----------   -----------

*    Denotes all or part of security on loan. See Note 4.
+    Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2040 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS
PERCENT OF NET ASSETS                                      93.62%

U.S. COMMON STOCKS
PERCENT OF NET ASSETS                                      73.19%
ADVERTISING
PERCENT OF NET ASSETS                                       0.18%
INTERPUBLIC GROUP OF COMPANIES INC.            8,500  $   319,600
OMNICOM GROUP INC.                             5,356      485,736
                                                      -----------
                                                      $   805,336
AEROSPACE / DEFENSE
PERCENT OF NET ASSETS                                       0.83%
BOEING CO.                                    22,095  $ 1,374,309
GENERAL DYNAMICS CORP.                         5,637      384,331
GOODRICH (B.F.) CO.                            3,079      124,515
LITTON INDUSTRIES INC.+                        1,600      126,800
LOCKHEED MARTIN CORP.                         10,934      409,588
NORTHROP GRUMMAN CORP.                         1,908      179,257
RAYTHEON CO. "B"                               8,561      284,311
UNITED TECHNOLOGIES CORP.                     11,235      875,319
                                                      -----------
                                                      $ 3,758,430
AIRLINES
PERCENT OF NET ASSETS                                       0.20%
AMR CORP.+                                     3,339  $   111,022
CONTINENTAL AIRLINES INC. "B"+*                1,961       87,755
DELTA AIR LINES INC.                           2,915      122,780
NORTHWEST AIRLINES CORP. "A"+                  2,310       50,820
SOUTHWEST AIRLINES CO.                        18,159      337,757
UAL CORP.                                      2,491       94,783
US AIRWAYS GROUP INC.+                         2,302       95,073
                                                      -----------
                                                      $   899,990
APPAREL
PERCENT OF NET ASSETS                                       0.15%
JONES APPAREL GROUP INC.+                      4,263  $   163,699
LIZ CLAIBORNE INC.*                            1,658       80,745
NIKE INC. "B"                                  7,687      300,177
VF CORP.                                       3,341      120,577
                                                      -----------
                                                      $   665,198
AUTO MANUFACTURERS
PERCENT OF NET ASSETS                                       0.47%
FORD MOTOR COMPANY                            44,945  $ 1,249,920
GENERAL MOTORS CORP. "A"                      13,725      731,817
NAVISTAR INTERNATIONAL CORP.+                  1,814       45,386
PACCAR INC.                                    2,163      100,309
                                                      -----------
                                                      $ 2,127,432
AUTO PARTS & EQUIPMENT
PERCENT OF NET ASSETS                                       0.14%
DANA CORP.                                     4,572  $    77,404
DELPHI AUTOMOTIVE SYSTEMS CORP.               15,858      222,488
GOODYEAR TIRE & RUBBER CO.                     4,436      113,118
                                            SHARES       VALUE
TRW INC.                                       3,453  $   134,805
VISTEON CORP.                                  4,425       63,720
                                                      -----------
                                                      $   611,535
BANKS
PERCENT OF NET ASSETS                                       4.71%
AMSOUTH BANCORP                               11,130  $   193,885
ASSOCIATED BANCORP                             3,828      133,262
BANK OF AMERICA CORP.                         39,992    1,997,600
BANK OF NEW YORK CO. INC.                     19,111      989,568
BANK ONE CORP.                                27,087      955,359
BB&T CORP.                                     9,719      351,147
CHARTER ONE FINANCIAL INC.                     8,152      232,821
COMERICA INC.                                  4,234      269,494
COMMERCE BANCSHARES INC.                       3,814      150,891
COMPASS BANCSHARES INC.                        5,715      121,801
FIFTH THIRD BANCORP                           12,272      660,387
FIRST TENNESSEE NATIONAL CORP.                 7,242      224,502
FIRST UNION CORP.                             24,452      791,511
FIRST VIRGINIA BANKS INC.                      2,941      134,698
FLEETBOSTON FINANCIAL CORP.                   21,247      876,439
GOLDEN WEST FINANCIAL CORP.                    4,583      251,378
GREENPOINT FINANCIAL CORP.                     4,893      168,808
HUNTINGTON BANCSHARES INC.                    12,024      179,608
JP MORGAN CHASE & CO.                         46,489    2,169,177
KEYCORP                                        9,549      248,274
M&T BANK CORP.*                                2,500      171,250
MARSHALL & ILSLEY CORP.                        5,282      284,964
MELLON FINANCIAL CORP.                        12,572      582,209
MERCANTILE BANKSHARES CORP.                    3,939      152,390
NATIONAL CITY CORP.                           14,248      387,546
NATIONAL COMMERCE BANCORP                      5,716      146,115
NORTH FORK BANCORP                             7,422      185,550
NORTHERN TRUST CORP.                           6,270      445,954
OLD KENT FINANCIAL CORP.                       3,920      155,781
PNC FINANCIAL SERVICES GROUP*                  6,460      448,970
POPULAR INC.                                   5,900      160,775
REGIONS FINANCIAL CORP.                        6,553      196,590
SOUTHTRUST CORP.                               4,714      199,461
SOVEREIGN BANCORP INC.                        10,678       95,101
STATE STREET CORP.                             4,511      453,130
SUMMIT BANCORP                                 4,952      207,984
SUNTRUST BANKS INC.                            7,362      483,904
SYNOVUS FINANCIAL CORP.                        7,873      219,027
TCF FINANCIAL CORP.                            5,058      186,640
U.S. BANCORP*                                 50,817    1,178,948
UNION PLANTERS CORP.                           4,957      188,663
UNIONBANCAL CORPORATION                        2,790       74,270
WACHOVIA CORP.                                 6,573      415,019
WASHINGTON MUTUAL INC.                        13,694      703,461
WELLS FARGO & COMPANY                         41,433    2,056,734
WILMINGTON TRUST CORP.                         1,833      108,880
ZIONS BANCORP                                  3,921      225,212
                                                      -----------
                                                      $21,215,138

LIFEPATH 2040 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)

BEVERAGES
PERCENT OF NET ASSETS                                       1.55%
ANHEUSER-BUSCH COMPANIES INC.                 22,924  $ 1,001,779
BROWN-FORMAN CORP. "B"                         1,930      122,555
COCA-COLA CO.                                 68,685    3,642,366
COCA-COLA ENTERPRISES INC.*                   11,890      269,903
COORS (ADOLF) COMPANY "B"                        779       52,154
PEPSIAMERICAS INC.                             5,657       91,417
PEPSICO INC.                                  39,444    1,817,580
                                                      -----------
                                                      $ 6,997,754
BIOTECHNOLOGY
PERCENT OF NET ASSETS                                       0.96%
ALEXION PHARMACEUTICALS INC.+                    300  $     8,812
AMGEN INC.+                                   30,952    2,230,478
APPLERA CORP. - CELERA GENOMICS GROUP+         1,900       82,650
BIOGEN INC.+                                   4,642      332,193
CHIRON CORP.+                                  4,674      218,802
CURAGEN CORP.+                                 2,100       58,406
GENENTECH INC.+                                6,500      341,250
GENZYME CORP. - GENERAL DIVISION+              3,301      290,282
HUMAN GENOME SCIENCES INC.+                    1,700       93,394
IDEC PHARMACEUTICALS CORP.+                    2,600      146,575
IMMUNEX CORP.+                                 7,096      231,063
IMMUNOMEDICS INC.+                             2,000       25,875
INCYTE GENOMICS INC.+                          1,600       26,900
INVITROGEN CORP.+                                500       40,250
MILLENNIUM PHARMACEUTICALS INC.+               4,800      162,000
PROTEIN DESIGN LABS INC.+                        500       31,312
XOMA LTD.+                                     2,400       17,325
                                                      -----------
                                                      $ 4,337,567
BUILDING MATERIALS
PERCENT OF NET ASSETS                                       0.12%
AMERICAN STANDARD COMPANIES INC.+              2,573  $   145,709
MASCO CORP.                                   12,557      293,457
VULCAN MATERIALS CO.                           2,790      118,101
                                                      -----------
                                                      $   557,267
CHEMICALS
PERCENT OF NET ASSETS                                       0.80%
AIR PRODUCTS & CHEMICALS INC.                  6,401  $   259,561
ASHLAND INC.                                   2,044       79,328
DOW CHEMICAL CO.                              23,609      774,611
DU PONT (E.I.) DE NEMOURS                     25,245    1,102,954
EASTMAN CHEMICAL CO.                           2,030      104,443
ENGELHARD CORP.                                3,551       84,975
                                            SHARES       VALUE

GREAT LAKES CHEMICAL CORP.*                    1,647  $    54,532
HERCULES INC.*                                 2,783       39,185
IMC GLOBAL INC.                                5,432       74,690
PPG INDUSTRIES INC.                            4,451      227,446
PRAXAIR INC.                                   4,470      199,362
ROHM & HAAS CO. "A"                            6,096      224,028
SHERWIN-WILLIAMS CO.                           4,705      118,095
SIGMA-ALDRICH CORP.                            2,719      118,277
SOLUTIA INC.                                   6,440       86,425
VERTEX PHARMACEUTICALS INC.+                     900       44,775
                                                      -----------
                                                      $ 3,592,687
COMMERCIAL SERVICES
PERCENT OF NET ASSETS                                       0.72%
APOLLO GROUP INC. "A"+                         2,896  $   101,722
AURORA BIOSCIENCES CORP.+                        900       16,425
BLOCK (H & R) INC.                             2,740      135,082
CENDANT CORP.+                                19,788      258,827
COMDISCO INC.                                  6,529       83,245
CONCORD EFS INC.+                              7,624      352,610
CONVERGYS CORP.+                               3,800      160,968
DELUXE CORP.                                   2,044       49,771
DONNELLEY (R.R.) & SONS CO.                    3,560      105,554
DUN & BRADSTREET CORP.+                        2,421       60,755
ECOLAB INC.*                                   3,658      153,453
EQUIFAX INC.                                   4,276      129,606
FIRST HEALTH GROUP CORP.+                      3,594      153,419
MANPOWER INC.                                  4,163      141,667
MCKESSON HBOC INC.                             7,899      229,703
MOODY'S CORP.                                  4,841      130,513
PAYCHEX INC.                                  11,170      446,102
QUINTILES TRANSNATIONAL CORP.+                 3,278       59,004
ROBERT HALF INTERNATIONAL INC.+                7,442      179,055
SERVICEMASTER CO.                             10,690      114,704
VALASSIS COMMUNICATIONS INC.+                  1,522       46,010
VIAD CORP.                                     4,812      117,365
                                                      -----------
                                                      $ 3,225,560
COMPUTERS
PERCENT OF NET ASSETS                                       5.31%
AGILE SOFTWARE CORP.+                          1,000  $    21,812
APPLE COMPUTER INC.+                           9,018      164,578
ART TECHNOLOGY GROUP INC.+                     2,200       53,487
BROADBASE SOFTWARE INC.+                       3,900       13,650
BROCADE COMMUNICATIONS SYSTEM INC.+            3,400      131,962
CERIDIAN CORP.+                                4,076       82,457
CISCO SYSTEMS INC.+                          200,049    4,738,661
COMMERCE ONE INC.+                             4,500       78,469
COMMUNICATION INTELLIGENCE CORP.+             14,400       17,550
COMPAQ COMPUTER CORP.                         44,856      906,091
COMPUTER SCIENCES CORP.+                       4,722      281,951

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2040 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
CRITICAL PATH INC.+                              300  $       820
DELL COMPUTER CORP.+                          73,452    1,606,762
DIEBOLD INC.                                   3,882      107,725
DIGEX INC.+                                      800       14,450
DST SYSTEMS INC.+                              3,002      183,122
E.PIPHANY INC.+                                  900       15,131
ECHELON CORP.+                                 2,200       36,437
ELECTRONIC DATA SYSTEMS CORP.                 12,685      809,684
EMC CORP.+                                    61,922    2,462,019
ENTRADA NETWORKS INC.+                           500        1,000
ENTRUST TECHNOLOGIES INC.+                     1,600       12,850
EXTREME NETWORKS INC.+                         1,400       31,653
FOUNDRY NETWORKS INC.+                           400        4,600
GATEWAY INC.+                                  9,530      163,916
HEWLETT-PACKARD CO.                           49,078    1,415,900
INTERNATIONAL BUSINESS MACHINES CORP.         48,256    4,820,774
INTERNET SECURITY SYSTEMS INC.+                1,500       83,625
INTERNET.COM CORP.+                            1,300        8,856
INTERWOVEN INC.+                               2,000       33,125
INTRANET SOLUTIONS INC.+*                        200        5,125
INTRAWARE INC.+*                               2,500        5,156
JUNIPER NETWORKS INC.+*                        8,500      548,781
KANA COMMUNICATIONS INC.+                      2,300        7,044
LEXMARK INTERNATIONAL GROUP INC. "A"+          3,926      204,152
LIBERATE TECHNOLOGIES INC.+                    2,800       26,425
MANHATTAN ASSOCIATES INC.+                       700       20,169
MCDATA CORPORATION "A"+                        2,279       40,737
NCR CORP.+                                     2,711      119,284
NETEGRITY INC.+                                  700       31,062
NETWORK APPLIANCE INC.+                        9,600      285,600
ONYX SOFTWARE CORP.+                           1,300       14,137
PACKETEER INC.+                                  800       10,950
PALM INC.+                                    14,466      251,347
PORTAL SOFTWARE INC.+                          2,000       14,312
PROXICOM INC.+                                 1,900        9,737
QUANTUM DLT & STORAGE GROUP+                   7,301       91,774
REDBACK NETWORKS INC.+                         1,800       55,547
RSA SECURITY INC.+                             2,055       97,612
SAFEGUARD SCIENTIFICS INC.+                    1,600       11,504
SANDISK CORP.+                                 1,500       32,437
SAPIENT CORP.+                                 3,400       43,775
SILICON STORAGE TECHNOLOGY INC.+               1,500       15,000
SUN MICROSYSTEMS INC.+                        90,516    1,799,005
SUNGARD DATA SYSTEMS INC.+*                    5,069      282,343
SYNOPSYS INC.+*                                3,203      173,963
3COM CORP.+                                    9,551       87,153
TUMBLEWEED COMMUNICATIONS CORP.+*              1,200        4,462
UNISYS CORP.+                                  8,691      142,359
                                            SHARES       VALUE

VERISIGN INC.+                                 4,750  $   227,852
VERITAS SOFTWARE CORP.+                       13,490      876,007
VITRIA TECHNOLOGY INC.+                        2,900       13,594
WATCHGUARD TECHNOLOGIES INC.+                  1,500       17,812
WAVE SYSTEMS CORP. "A"+                        2,200       11,000
WEBTRENDS CORP.+                               1,300       19,662
                                                      -----------
                                                      $23,899,996
COSMETICS / PERSONAL CARE
PERCENT OF NET ASSETS                                       1.33%
ALAMOSA HOLDINGS INC.                          1,499  $    60,050
AVON PRODUCTS INC.                             7,309      310,340
COLGATE-PALMOLIVE CO.                         15,816      933,935
ESTEE LAUDER COMPANIES INC. "A"*               3,074      118,779
GILLETTE CO.                                  29,277      951,795
INTERNATIONAL FLAVORS & FRAGRANCES INC.        2,944       59,498
KIMBERLY-CLARK CORP.                          13,907      994,350
PROCTER & GAMBLE CO.                          36,336    2,561,688
                                                      -----------
                                                      $ 5,990,435
DISTRIBUTION / WHOLESALE
PERCENT OF NET ASSETS                                       0.18%
COSTCO WHOLESALE CORP.+                       12,392  $   517,366
FASTENAL CO.*                                  1,413       84,780
GENUINE PARTS CO.                              4,991      134,557
GRAINGER (W.W.) INC.                           2,636       92,286
                                                      -----------
                                                      $   828,989
DIVERSIFIED FINANCIAL SERVICES
PERCENT OF NET ASSETS                                       4.61%
AMERICAN EXPRESS CO.                          36,868  $ 1,617,768
BEAR STEARNS COMPANIES INC.                    3,197      166,819
CAPITAL ONE FINANCIAL CORP.                    5,510      304,427
CIT GROUP INC. (THE)                           8,200      189,420
CITIGROUP INC.                               125,870    6,190,287
COUNTRYWIDE CREDIT INDUSTRIES INC.             3,214      142,155
E*TRADE GROUP INC.+*                           4,700       42,347
EDWARDS (A.G.) INC.                            4,649      180,707
FANNIE MAE                                    25,861    2,061,122
FRANKLIN RESOURCES INC.                        7,010      292,597
FREDDIE MAC                                   17,636    1,161,331
GOLDMAN SACHS GROUP INC. (THE)                14,000    1,284,500
HOUSEHOLD INTERNATIONAL INC.                  12,521      725,216
KNIGHT TRADING GROUP INC.+                     4,400       71,500
LEGG MASON INC.                                2,661      127,302
LEHMAN BROTHERS HOLDINGS INC.                  6,710      460,641
MBNA CORP.                                    22,306      733,421
MERRILL LYNCH & CO. INC.                      20,684    1,238,972
MORGAN STANLEY DEAN WITTER & CO.              29,144    1,898,149
PROVIDIAN FINANCIAL CORP.                      8,680      434,087

LIFEPATH 2040 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
SCHWAB (CHARLES) CORP.                        38,128  $   796,875
STILWELL FINANCIAL INC.                        6,206      197,971
T ROWE PRICE GROUP INC.                        3,334      118,982
USA EDUCATION INC.                             4,730      343,067
                                                      -----------
                                                      $20,779,663
ELECTRIC
PERCENT OF NET ASSETS                                       1.76%
AES CORP.+                                    11,690  $   630,909
AMEREN CORP.                                   5,270      222,236
AMERICAN ELECTRIC POWER INC.*                  8,924      424,247
CALPINE CORP.+                                 6,300      280,287
CINERGY CORP.                                  5,394      176,006
CMS ENERGY CORP.*                              4,290      126,769
CONSOLIDATED EDISON INC.                       8,713      321,248
CONSTELLATION ENERGY GROUP INC.                4,157      177,504
DOMINION RESOURCES INC.                        5,653      370,611
DTE ENERGY CO.*                                6,486      235,507
DUKE ENERGY CORP.                             18,032      734,804
EDISON INTERNATIONAL                           9,897      147,465
ENTERGY CORP.                                  6,884      267,306
EXELON CORP.                                   9,115      595,848
FIRSTENERGY CORP.                              8,385      236,205
FPL GROUP INC.                                 4,024      261,761
GPU INC.                                       5,022      155,632
NIAGARA MOHAWK HOLDINGS INC.+                  4,949       85,024
NISOURCE INC.                                  3,209       91,874
PG&E CORP.                                     8,802      122,876
PINNACLE WEST CAPITAL CORP.                    2,900      134,705
PP&L RESOURCES INC.                            4,087      186,735
PROGRESS ENERGY INC.                           4,624      200,034
PUBLIC SERVICE ENTERPRISE GROUP INC.           6,319      283,154
RELIANT ENERGY INC.                            8,307      348,977
SOUTHERN CO.                                  15,690      485,605
TXU CORPORATION                                8,676      357,798
XCEL ENERGY INC.                               9,283      261,781
                                                      -----------
                                                      $ 7,922,908
ELECTRICAL COMPONENTS & EQUIPMENT
PERCENT OF NET ASSETS                                       0.23%
AMERICAN POWER CONVERSION CORP.+               8,132  $    99,109
EMERSON ELECTRIC CO.                          10,298      688,936
MOLEX INC.*                                    5,541      201,208
POWER-ONE INC.+                                1,900       33,725
                                                      -----------
                                                      $ 1,022,978
ELECTRONICS
PERCENT OF NET ASSETS                                       0.74%
AEROFLEX INC.+                                 2,300  $    30,762
AGILENT TECHNOLOGIES INC.+                    11,132      400,752
APPLERA CORP. - APPLIED BIOSYSTEMS GROUP       6,228      430,355
ARROW ELECTRONICS INC.+*                       4,572      125,273
AVNET INC.                                     4,312      105,644
                                            SHARES       VALUE
AVX CORP.                                      2,096  $    37,330
GLOBESPAN INC.+                                  500       10,000
JABIL CIRCUIT INC.+                            4,228       95,045
JOHNSON CONTROLS INC.                          2,400      159,552
KEITHLEY INSTRUMENTS INC.                        600       13,938
MILLIPORE CORP.                                1,388       72,870
OAK TECHNOLOGY INC.+                           1,200        6,112
PARKER HANNIFIN CORP.                          3,164      136,147
PERKINELMER INC.                               1,297       94,966
SANMINA CORP.+*                                7,860      234,326
SCI SYSTEMS INC.+                              6,030      123,434
SOLECTRON CORP.+                              17,412      474,477
SYMBOL TECHNOLOGIES INC.                       5,962      276,339
TEKTRONIX INC.+                                2,588       63,898
THERMO ELECTRON CORP.+                         5,182      144,578
THOMAS & BETTS CORP.                           1,484       28,315
VARIAN INC.+                                   1,659       50,496
VISHAY INTERTECHNOLOGY INC.+                   3,966       71,150
WATERS CORP.+                                  2,300      151,478
ZYGO CORP.+                                      500       10,437
                                                      -----------
                                                      $ 3,347,674
ENGINEERING & CONSTRUCTION
PERCENT OF NET ASSETS                                       0.02%
FLUOR CORP.                                    2,168  $    82,644
WASHINGTON GROUP WARRANTS (EXPIRES
  03/11/03)+                                      42          109
                                                      -----------
                                                      $    82,753
ENTERTAINMENT
PERCENT OF NET ASSETS                                       0.06%
INTERNATIONAL GAME TECHNOLOGY INC.+            4,672  $   252,288
                                                      -----------
ENVIRONMENTAL CONTROL
PERCENT OF NET ASSETS                                       0.11%
ALLIED WASTE INDUSTRIES INC.+                  5,023  $    81,121
WASTE MANAGEMENT INC.                         15,534      394,098
                                                      -----------
                                                      $   475,219
FOOD
PERCENT OF NET ASSETS                                       1.47%
ALBERTSON'S INC.                              11,893  $   345,492
ARCHER-DANIELS-MIDLAND CO.                    17,897      269,354
CAMPBELL SOUP CO.                             12,449      372,599
CONAGRA FOODS INC.                            12,966      255,171
DELHAIZE AMERICA INC. "A"                      5,400      116,640
GENERAL MILLS INC.                             8,254      370,192
HEINZ (H.J.) CO.                              10,061      428,397
HERSHEY FOODS CORP.                            3,803      243,734
HORMEL FOODS CORP.                             4,770      102,555
KEEBLER FOODS CO.                              1,766       74,101
KELLOGG CO.                                   11,628      309,189
KROGER CO.+                                   22,698      550,200
MCCORMICK & CO. INC.                           3,163      124,306
QUAKER OATS CO.                                3,994      389,495
RALSTON PURINA GROUP                           9,039      281,836

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2040 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
SAFEWAY INC.+                                 13,069  $   709,777
SARA LEE CORP.                                26,264      569,666
SUPERVALU INC.                                 3,712       52,079
SYSCO CORP.                                   19,948      543,782
TYSON FOODS INC. "A"*                          7,400       93,314
WINN-DIXIE STORES INC.                         4,136      105,633
WRIGLEY (WILLIAM JR.) CO.                      3,544      330,017
                                                      -----------
                                                      $ 6,637,529
FOREST PRODUCTS & PAPER
PERCENT OF NET ASSETS                                       0.37%
BOISE CASCADE CORP.                            1,553  $    49,820
BOWATER INC.                                   2,904      146,158
GEORGIA-PACIFIC (TIMBER GROUP)                 4,878      154,779
GEORGIA-PACIFIC CORP.                          6,382      191,524
INTERNATIONAL PAPER CO.                       12,568      473,311
MEAD CORP.                                     2,762       75,651
TEMPLE-INLAND INC.                             1,565       74,478
WESTVACO CORP.                                 2,724       71,396
WEYERHAEUSER CO.                               5,537      297,558
WILLAMETTE INDUSTRIES INC.                     3,126      145,296
                                                      -----------
                                                      $ 1,679,971
GAS
PERCENT OF NET ASSETS                                       0.05%
NICOR INC.                                     2,339  $    86,543
SEMPRA ENERGY                                  5,780      129,183
                                                      -----------
                                                      $   215,726
HAND / MACHINE TOOLS
PERCENT OF NET ASSETS                                       0.07%
BLACK & DECKER CORP.                           2,479  $   102,903
SNAP-ON INC.                                   1,643       46,497
SPX CORP.+                                     1,040      100,880
STANLEY WORKS (THE)                            2,415       84,042
                                                      -----------
                                                      $   334,322
HEALTH CARE
PERCENT OF NET ASSETS                                       2.51%
AETNA INC.+                                    3,719  $   138,458
APOGENT TECHNOLOGIES INC.+                     5,599      112,428
BARD (C.R.) INC.                               1,421       63,050
BAUSCH & LOMB INC.*                            1,585       85,146
BAXTER INTERNATIONAL INC.                      8,183      753,572
BECKMAN COULTER INC.                           2,968      120,056
BECTON DICKINSON & CO.                         7,075      254,558
BIOMET INC.                                    4,815      186,882
BOSTON SCIENTIFIC CORP.+                      11,628      191,746
GUIDANT CORP.+                                 9,361      477,130
HCA - THE HEALTHCARE COMPANY                  15,354      608,018
HEALTH MANAGEMENT ASSOCIATES INC. "A"+        12,290      212,617
HEALTHSOUTH CORP.+                            10,865      172,971
HILLENBRAND INDUSTRIES INC.                    3,373      171,011
JOHNSON & JOHNSON                             38,392    3,736,693
MEDTRONIC INC.                                36,188    1,852,102
OXFORD HEALTH PLANS INC.+                      3,468      114,661
                                            SHARES       VALUE

PACIFICARE HEALTH SYSTEMS INC. "A"+            2,569  $   100,512
QUEST DIAGNOSTICS INC.+                        1,600      168,640
ST. JUDE MEDICAL INC.+                         2,185      122,622
STRYKER CORP.                                  7,872      442,013
TENET HEALTHCARE CORP.+                        8,720      402,254
UNITEDHEALTH GROUP INC.                        8,984      532,122
VARIAN MEDICAL SYSTEMS INC.+                   1,659      110,158
WELLPOINT HEALTH NETWORKS INC.+                1,785      176,447
                                                      -----------
                                                      $11,305,867
HOLDING COMPANIES-DIVERSIFIED
PERCENT OF NET ASSETS                                       0.58%
BERKSHIRE HATHAWAY INC. "A"+                      37  $ 2,601,100
                                                      -----------
HOME FURNISHINGS
PERCENT OF NET ASSETS                                       0.07%
LEGGETT & PLATT INC.                           5,549  $   107,318
MAYTAG CORP.                                   2,509       84,052
WHIRLPOOL CORP.                                2,089      110,445
                                                      -----------
                                                      $   301,815
HOUSEHOLD PRODUCTS / WARES
PERCENT OF NET ASSETS                                       0.18%
AVERY DENNISON CORP.                           3,428  $   181,684
CLOROX CO.                                     6,602      237,408
FORTUNE BRANDS INC.                            4,627      156,300
NEWELL RUBBERMAID INC.                         7,904      207,954
TUPPERWARE CORP.                               1,927       45,477
                                                      -----------
                                                      $   828,823
INSURANCE
PERCENT OF NET ASSETS                                       2.98%
AFLAC INC.                                     6,591  $   396,515
ALLMERICA FINANCIAL CORP.                      2,251      119,641
ALLSTATE CORP.                                18,289      729,000
AMBAC FINANCIAL GROUP INC.                     5,220      294,408
AMERICAN GENERAL CORP.                         6,418      489,308
AMERICAN INTERNATIONAL GROUP INC.             64,178    5,249,760
AMERICAN NATIONAL INSURANCE CO.                1,100       80,317
AON CORP.                                      7,171      245,750
CHUBB CORP.                                    4,842      347,413
CIGNA CORP.                                    3,820      418,939
CINCINNATI FINANCIAL CORP.                     5,015      184,615
CNA FINANCIAL CORP.+                           5,302      200,469
CONSECO INC.                                   7,300      102,346
HANCOCK (JOHN) FINANCIAL SERVICES INC.        11,000      378,400
HARTFORD FINANCIAL SERVICES GROUP INC.         6,060      386,931
JEFFERSON-PILOT CORP.                          3,624      244,656
LINCOLN NATIONAL CORP.                         5,502      241,373
LOEWS CORP.                                    2,663      289,388
MARSH & MCLENNAN COMPANIES INC.                7,450      797,150

LIFEPATH 2040 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
MBIA INC.                                      2,760  $   209,705
METLIFE INC.*                                 17,000      524,450
MGIC INVESTMENT CORP.                          2,939      170,315
PMI GROUP INC. (THE)                           1,722       96,449
PROGRESSIVE CORPORATION                        2,101      207,999
SAFECO CORP.*                                  3,678       79,996
ST. PAUL COMPANIES INC.                        6,378      295,238
TORCHMARK CORP.                                3,704      128,825
TRANSATLANTIC HOLDINGS INC.                    2,236      222,884
UNITRIN INC.                                   3,126      120,351
UNUMPROVIDENT CORP.                            6,643      173,847
                                                      -----------
                                                      $13,426,438
IRON / STEEL
PERCENT OF NET ASSETS                                       0.04%
AK STEEL HOLDING CORP.                             1  $         7
ALLEGHENY TECHNOLOGIES INC.                    2,619       46,409
NUCOR CORP.                                    2,482      109,704
USX-U.S. STEEL GROUP INC.                      2,147       32,720
                                                      -----------
                                                      $   188,840
LEISURE TIME
PERCENT OF NET ASSETS                                       0.28%
BRUNSWICK CORP.                                2,595  $    55,248
CARNIVAL CORP. "A"                            17,278      576,049
GALILEO INTERNATIONAL INC.                     2,555       58,126
HARLEY-DAVIDSON INC.                           9,340      404,889
SABRE HOLDINGS CORP.+                          3,617      155,965
                                                      -----------
                                                      $ 1,250,277
LODGING
PERCENT OF NET ASSETS                                       0.23%
HARRAH'S ENTERTAINMENT INC.+                   3,493  $   108,353
HILTON HOTELS CORP.                           12,006      128,584
MARRIOTT INTERNATIONAL INC. "A"                6,982      297,992
MGM GRAND INC.+                                1,352       36,342
PARK PLACE ENTERTAINMENT CORP.+                9,868      110,028
STARWOOD HOTELS & RESORTS WORLDWIDE INC.       9,493      331,306
                                                      -----------
                                                      $ 1,012,605
MACHINERY
PERCENT OF NET ASSETS                                       0.29%
CATERPILLAR INC.                               8,974  $   373,318
COGNEX CORP.+                                  1,248       25,662
DEERE & CO.*                                   6,570      267,399
DOVER CORP.                                    5,694      218,422
INGERSOLL-RAND CO.                             3,992      173,053
ROCKWELL INTERNATIONAL CORP.                   5,296      243,404
                                                      -----------
                                                      $ 1,301,258
MANUFACTURERS
PERCENT OF NET ASSETS                                       4.24%
COOPER INDUSTRIES INC.                         2,677  $   115,111
CRANE CO.                                      1,882       50,155
DANAHER CORP.                                  3,991      253,189
EASTMAN KODAK CO.                              6,836      307,620
                                            SHARES       VALUE
EATON CORP.                                    2,054  $   146,142
GENERAL ELECTRIC CO.                         277,326   12,895,659
HONEYWELL INTERNATIONAL INC.                  20,415      953,585
ILLINOIS TOOL WORKS INC.                       7,498      454,004
ITT INDUSTRIES INC.                            2,482      100,645
MINNESOTA MINING & MANUFACTURING CO.           9,116    1,027,829
PALL CORP.                                     3,508       80,228
PENTAIR INC.                                   1,766       48,918
TEXTRON INC.                                   4,438      235,125
TYCO INTERNATIONAL LTD.                       44,190    2,414,984
                                                      -----------
                                                      $19,083,194
MEDIA
PERCENT OF NET ASSETS                                       3.21%
ADELPHIA COMMUNICATIONS CORP. "A"+             3,500  $   138,906
AOL TIME WARNER INC.+                        120,227    5,293,595
CABLEVISION SYSTEMS CORP.+*                    1,600      124,160
CHRIS-CRAFT INDUSTRIES INC.+                       1           71
CLEAR CHANNEL COMMUNICATIONS INC.+            14,686      839,305
COMCAST CORP. "A"+                            27,130    1,175,068
DOW JONES & CO. INC.                           2,655      163,548
GANNETT CO. INC.                               7,809      516,487
GEMSTAR-TV GUIDE INTERNATIONAL INC.+           5,000      226,250
HARCOURT GENERAL INC.                          1,888      105,804
HISPANIC BROADCASTING CORP.+                   3,574       80,415
KNIGHT RIDDER INC.*                            2,348      140,293
LIBERTY DIGITAL INC. "A"+                      1,300       11,375
MCGRAW-HILL COMPANIES INC.                     5,480      323,101
MEREDITH CORP.                                 1,671       60,056
NEW YORK TIMES CO. "A"                         4,801      212,204
RARE MEDIUM GROUP INC.+                        4,600        9,200
READERS DIGEST ASSOCIATION INC. (THE)
  "A"                                          3,998      128,296
SCRIPPS (E.W.) COMPANY                         1,837      115,602
TRIBUNE CO.                                    8,909      361,705
UNIVISION COMMUNICATIONS INC.+                 5,866      193,578
USA NETWORKS INC.+                            10,690      251,883
VIACOM INC. "B"+                              43,426    2,158,272
WALT DISNEY CO. (THE)                         53,403    1,652,823
WASHINGTON POST COMPANY (THE) "B"                287      178,370
                                                      -----------
                                                      $14,460,367
MINING
PERCENT OF NET ASSETS                                       0.25%
ALCOA INC.                                    22,270  $   796,375
FREEPORT-MCMORAN COPPER & GOLD INC.+           7,561      106,232
HOMESTAKE MINING COMPANY                       5,811       32,658

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2040 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
NEWMONT MINING CORP.                           4,696  $    79,128
PHELPS DODGE CORP.                             2,242      103,132
                                                      -----------
                                                      $ 1,117,525
OFFICE / BUSINESS EQUIPMENT
PERCENT OF NET ASSETS                                       0.11%
HERMAN MILLER INC.                             4,840  $   124,025
PITNEY BOWES INC.                              8,049      274,068
XEROX CORP.                                   18,620      112,465
                                                      -----------
                                                      $   510,558
OIL & GAS PRODUCERS
PERCENT OF NET ASSETS                                       3.32%
AMERADA HESS CORP.                             2,523  $   181,656
ANADARKO PETROLEUM CORP.                       6,790      424,375
APACHE CORP.                                   3,219      188,955
BURLINGTON RESOURCES INC.                      6,122      275,123
CHEVRON CORP.                                 15,999    1,370,474
CONOCO INC.                                   17,480      503,424
DEVON ENERGY CORP.                             2,659      151,563
DIAMOND OFFSHORE DRILLING INC.*                3,456      144,806
ENSCO INTERNATIONAL INC.                       6,389      243,485
EOG RESOURCES INC.                             3,745      163,282
EXXON MOBIL CORP.                             86,727    7,029,223
GLOBAL MARINE INC.+                            8,023      230,340
KERR-MCGEE CORP.*                              2,641      170,714
KINDER MORGAN INC.*                            2,400      132,960
MURPHY OIL CORP.                               2,293      144,390
NABORS INDUSTRIES INC.+*                       4,893      277,433
NOBLE DRILLING CORP.+*                         6,348      295,499
OCCIDENTAL PETROLEUM CORP.                    10,295      246,977
OCEAN ENERGY INC.                              7,694      138,492
PHILLIPS PETROLEUM CO.*                        6,974      371,784
ROWAN COMPANIES INC.+*                         2,269       64,780
SUNOCO INC.                                    2,537       84,330
TEXACO INC.                                   14,003      897,592
TOSCO CORP.                                    4,080      163,404
TRANSOCEAN SEDCO FOREX INC.                    8,621      414,929
ULTRAMAR DIAMOND SHAMROCK CORP.                4,827      175,703
UNOCAL CORP.                                   6,814      240,262
USX-MARATHON GROUP INC.                        8,667      239,383
                                                      -----------
                                                      $14,965,338
OIL & GAS SERVICES
PERCENT OF NET ASSETS                                       0.60%
BAKER HUGHES INC.                              7,421  $   290,903
BJ SERVICES CO.+                               4,010      304,760
COOPER CAMERON CORP.+                          2,385      142,575
GRANT PRIDECO INC. +                           4,267       77,958
HALLIBURTON CO.*                              10,189      405,726
SCHLUMBERGER LTD.                             14,013      893,329
SMITH INTERNATIONAL INC.+*                     2,696      203,818
TIDEWATER INC.                                 2,884      140,451
WEATHERFORD INTERNATIONAL INC.+                4,267      222,012
                                                      -----------
                                                      $ 2,681,532
                                            SHARES       VALUE
PACKAGING & CONTAINERS
PERCENT OF NET ASSETS                                       0.10%
BEMIS CO.                                      1,459  $    49,635
PACTIV CORP.+                                  4,872       65,528
SEALED AIR CORP.+*                             2,468       96,622
SMURFIT-STONE CONTAINER CORP.+                 6,314       91,158
SONOCO PRODUCTS CO.                            5,617      124,810
                                                      -----------
                                                      $   427,753
PHARMACEUTICALS
PERCENT OF NET ASSETS                                       6.81%
ABBOTT LABORATORIES                           45,507  $ 2,229,388
ALLERGAN INC.                                  3,976      345,713
ALZA CORP.+                                    5,922      234,215
AMERICAN HOME PRODUCTS CORP.                  36,491    2,254,049
ATSI COMMUNICATIONS INC.+                      2,800       95,200
BRISTOL-MYERS SQUIBB CO.                      54,292    3,442,656
CARDINAL HEALTH INC.                           7,857      797,486
CELGENE CORP.+                                 1,700       44,412
CELL THERAPEUTICS INC.+                          800       19,050
COR THERAPEUTICS INC.+*                          800       27,500
FOREST LABORATORIES INC. "A"+                  8,008      556,796
ICN PHARMACEUTICALS INC.                       3,963      105,257
IVAX CORPORATION+                              5,443      204,112
KING PHARMACEUTICALS INC.+                     4,500      206,550
LILLY (ELI) AND COMPANY                       33,130    2,632,510
MEDAREX INC.+                                  2,600       66,463
MEDIMMUNE INC.+                                5,700      249,019
MERCK & CO. INC.                              64,352    5,161,030
MYLAN LABORATORIES INC.                        6,529      152,779
NPS PHARMACEUTICALS INC.+                        500       16,125
OSI PHARMACEUTICALS INC.+                        500       21,813
PFIZER INC.                                  176,483    7,941,735
PHARMACIA CORPORATION                         35,290    1,824,493
SCHERING-PLOUGH CORP.                         44,236    1,780,499
SEPRACOR INC.+*                                1,500       77,906
SYBRON DENTAL SPECIALTIES INC.+                1,866       36,667
TITAN PHARMACEUTICALS INC.+                      500       15,500
WATSON PHARMACEUTICALS INC.+                   2,685      149,018
                                                      -----------
                                                      $30,687,941
PIPELINES
PERCENT OF NET ASSETS                                       0.68%
DYNEGY INC. "A"                                7,200  $   338,400
EL PASO CORP.                                 13,698      962,969
ENRON CORP.                                   18,500    1,267,250
WILLIAMS COMPANIES INC.                       12,202      508,823
                                                      -----------
                                                      $ 3,077,442
REAL ESTATE
PERCENT OF NET ASSETS                                       0.01%
ST. JOE COMPANY (THE)                          1,502  $    34,456
                                                      -----------

LIFEPATH 2040 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS
PERCENT OF NET ASSETS                                       0.47%
ARCHSTONE COMMUNITIES TRUST*                   6,041  $   148,065
BOSTON PROPERTIES INC.                         2,320       93,589
CRESCENT REAL ESTATE EQUITIES CO.              6,141      130,435
DUKE-WEEKS REALTY CORP.                        4,186       95,859
EQUITY OFFICE PROPERTIES TRUST                13,787      397,341
EQUITY RESIDENTIAL PROPERTIES TRUST            4,693      244,505
HOST MARRIOTT CORP.                           10,596      133,722
KIMCO REALTY CORP.                             2,473      103,495
PUBLIC STORAGE INC.                            4,363      112,260
ROUSE CO.                                      4,980      124,749
SIMON PROPERTY GROUP INC.                      9,175      234,972
SPIEKER PROPERTIES INC.                        2,938      164,469
VORNADO REALTY TRUST                           3,568      134,906
                                                      -----------
                                                      $ 2,118,367
RETAIL
PERCENT OF NET ASSETS                                       4.43%
ABERCROMBIE & FITCH CO. "A"+                   3,500  $    99,260
AMAZON.COM INC.+*                              5,610       57,152
AUTONATION INC.+                              20,198      167,643
AUTOZONE INC.+                                 3,883       98,085
BED BATH & BEYOND INC.+                        8,406      206,998
BEST BUY CO. INC.+                             6,266      256,655
CDW COMPUTER CENTERS INC.+                       912       30,324
CIRCUIT CITY STORES INC.                       5,740       87,076
CONSOLIDATED STORES CORP.+                     3,132       48,577
CVS CORP.                                     10,960      668,560
DARDEN RESTAURANTS INC.                        3,613       78,510
DILLARDS INC. "A"                              2,925       54,990
DOLLAR GENERAL CORP.                           9,293      172,850
DOLLAR TREE STORES INC.+                       2,764       76,874
EBAY INC.+                                     2,400       91,988
FAMILY DOLLAR STORES INC.                      6,833      179,435
FEDERATED DEPARTMENT STORES INC.+              5,861      283,379
GAP INC.                                      25,130      684,541
GOLDEN STATE BANCORP INC.+                     1,900        2,494
HOME DEPOT INC.                               64,491    2,740,868
INTIMATE BRANDS INC.                             900       14,220
KMART CORP.+                                  13,711      128,198
KOHLS CORP.+                                   9,862      650,004
LIMITED INC.                                  11,962      211,129
LOWE'S COMPANIES INC.                         10,433      582,996
MAY DEPARTMENT STORES CO.                      9,135      361,655
MCDONALD'S CORP.                              32,918      967,789
NORDSTROM INC.                                 3,812       70,331
OFFICE DEPOT INC.+                             9,265       85,238
OUTBACK STEAKHOUSE INC.+                       2,982       79,321
PENNEY (J.C.) COMPANY INC.                     7,295      118,033
                                            SHARES       VALUE

PURCHASEPRO.COM INC.+*                         2,700  $    30,544
RADIOSHACK CORP.                               5,836      249,781
RITE AID CORP.+                                7,281       38,007
SEARS, ROEBUCK AND CO.                         8,505      349,130
STAPLES INC.+                                 13,187      196,157
STARBUCKS CORP.+                               6,708      319,469
TARGET CORP.                                  24,030      937,170
TIFFANY & CO.                                  5,460      169,861
TJX COMPANIES INC.                             8,747      267,483
TOYS R US INC.+                                6,783      166,862
TRICON GLOBAL RESTAURANTS INC.+                4,872      187,572
WALGREEN CO.                                  30,620    1,357,078
WAL-MART STORES INC.                         124,818    6,252,134
WENDY'S INTERNATIONAL INC.                     3,406       84,299
                                                      -----------
                                                      $19,960,720
SEMICONDUCTORS
PERCENT OF NET ASSETS                                       2.89%
ADVANCED MICRO DEVICES INC.+                   8,218  $   176,687
ALTERA CORP.+                                 14,400      333,000
ANALOG DEVICES INC.+                           9,760      364,048
APPLIED MATERIALS INC.+                       21,911      925,740
APPLIED MICRO CIRCUITS CORP.+*                 8,100      216,675
ATMEL CORP.+                                  19,344      203,112
AXCELIS TECHNOLOGIES INC.+                     2,421       22,319
BROADCOM CORP. "A"+*                           6,000      295,500
CONEXANT SYSTEMS INC.+                         6,590       80,728
CREE INC.+*                                    2,600       54,600
CYPRESS SEMICONDUCTOR CORP.+*                  3,300       64,614
ELANTEC SEMICONDUCTOR INC.+                      600       11,888
EMCORE CORP.+                                    400       10,375
INTEGRATED DEVICE TECHNOLOGY INC.+*            2,255       65,254
INTEL CORP.                                  186,448    5,325,421
INTERNATIONAL RECTIFIER CORP.+*                1,072       35,376
INTERSIL HOLDING CORP.+                          800       14,800
IXYS CORPORATION+                              3,500       44,625
KLA-TENCOR CORP.+                              5,146      183,970
LAM RESEARCH CORP.+                            3,780       81,270
LATTICE SEMICONDUCTOR CORP.+                   5,348       98,938
LINEAR TECHNOLOGY CORP.                        9,526      377,468
LSI LOGIC CORP.+                               8,360      134,680
MAXIM INTEGRATED PRODUCTS INC.+*              10,518      485,143
MICROCHIP TECHNOLOGY INC.+                     6,385      152,442
MICRON TECHNOLOGY INC.+                       15,144      518,228
NATIONAL SEMICONDUCTOR CORP.+                  4,786       97,730
NOVELLUS SYSTEMS INC.+                         5,034      194,438
NVIDIA CORP.+*                                 1,400       62,563
PERICOM SEMICONDUCTOR CORP.+                   1,400       16,800

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2040 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
QLOGIC CORP.+                                  2,849  $   106,481
RAMBUS INC.+                                   2,468       94,093
SILICON LABORATORIES INC.+*                      500        8,125
TERADYNE INC.+                                 4,798      149,842
TEXAS INSTRUMENTS INC.                        44,948    1,328,213
TRANSWITCH CORP.+                              2,200       44,138
TRIQUINT SEMICONDUCTOR INC.+                   2,800       50,925
VARIAN SEMICONDUCTOR EQUIPMENT
  ASSOCIATES INC.+                             1,659       46,763
VITESSE SEMICONDUCTOR CORP.+                   4,560      179,835
XILINX INC.+                                   9,798      380,897
                                                      -----------
                                                      $13,037,744
SOFTWARE
PERCENT OF NET ASSETS                                       4.44%
ACTUATE CORP.+                                 3,000  $    36,375
ADOBE SYSTEMS INC.                             7,296      212,040
AKAMAI TECHNOLOGIES INC.+                      1,500       25,406
ARIBA INC.+*                                   5,500       90,750
AT HOME CORP. "A"+                             7,496       43,571
AUTODESK INC.                                  1,737       66,223
AUTOMATIC DATA PROCESSING INC.                19,126    1,128,434
BEA SYSTEMS INC.+                              4,012      153,961
BMC SOFTWARE INC.+                             7,360      221,720
BROADVISION INC.+                              6,200       44,950
CADENCE DESIGN SYSTEMS INC.+                  10,984      278,444
CHECKFREE CORP.+                               1,700       81,919
CHOICEPOINT INC.+                              1,454       80,406
CITRIX SYSTEMS INC.+                           5,714      148,564
CLARUS CORP.+                                  3,100       21,700
CMGI INC.+*                                    7,700       31,281
COMPUTER ASSOCIATES INTERNATIONAL INC.        15,737      490,837
COMPUWARE CORP.+                              10,822      111,602
DIGITAL ISLAND INC.+                           3,800       13,063
DOUBLECLICK INC.+                              2,800       37,625
EDWARDS (J.D.) & CO.+                          1,513       15,697
ELECTRONIC ARTS INC.+                          6,030      301,500
EXODUS COMMUNICATIONS INC.+*                  10,500      153,563
FIRST DATA CORP.                              11,314      698,753
FISERV INC.+                                   6,184      306,108
GEOWORKS CORP.+                                3,900        8,288
GLOBIX CORP.+                                  2,600       10,075
I2 TECHNOLOGIES INC.+                          6,622      177,966
IMS HEALTH INC.                                9,265      249,229
INFORMATICA CORP.+                             1,600       38,200
INFORMIX CORP.+                                7,075       50,409
INFOSPACE INC.+                                8,400       32,025
INKTOMI CORP.+                                 2,400       27,150
INTERNET CAPITAL GROUP INC.+*                  4,200       16,144
INTUIT INC.+                                   6,983      287,176
                                            SHARES       VALUE

LIFEMINDERS INC.+                              1,300  $     2,600
MACROMEDIA INC.+                               1,995       58,478
MANUGISTICS GROUP INC.+*                       2,400       74,400
MERCURY INTERACTIVE CORP.+                     3,000      188,813
MICROMUSE INC.+                                2,400       98,550
MICROSOFT CORP.+                             148,722    8,774,598
NETIQ CORP.+                                     700       22,050
NETWORK ASSOCIATES INC.+                       7,079       45,792
NIKU CORP.+                                    2,200       13,338
NOVELL INC.+                                   9,108       54,079
OPENWAVE SYSTEMS INC.+                         1,900       70,003
ORACLE CORP.+                                157,360    2,989,840
PARAMETRIC TECHNOLOGY CORP.+                   8,173      108,803
PEOPLESOFT INC.+                               8,030      258,968
PEREGRINE SYSTEMS INC.+                        3,200       78,800
PRIME RESPONSE INC.+                             100          159
PSINET INC.+*                                  5,200        6,663
PUMA TECHNOLOGY INC.+                          2,700       14,934
RATIONAL SOFTWARE CORP.+                       5,852      204,454
REALNETWORKS INC.+                             2,800       20,125
SERENA SOFTWARE INC.+                          1,300       22,181
SIEBEL SYSTEMS INC.+                          12,704      485,928
SYBASE INC.+                                   2,408       47,257
SYMANTEC CORP.+                                3,603      164,162
TIBCO SOFTWARE INC.+                           1,900       25,650
TOTAL SYSTEM SERVICES INC.                     2,243       53,832
USINTERNETWORKING INC.+                        2,625        5,578
VIGNETTE CORP.+                                4,500       27,703
WEBMETHODS INC.+                                 100        4,300
YAHOO! INC.+                                  16,332      388,906
                                                      -----------
                                                      $20,002,098
COMMON STOCKS (CONTINUED)

TELECOMMUNICATION EQUIPMENT
PERCENT OF NET ASSETS                                       1.40%
ADC TELECOMMUNICATIONS INC.+                  18,460  $   205,368
ADTRAN INC.+                                     718       17,097
ADVANCED FIBRE COMMUNICATIONS INC.+            2,673       50,620
AMERICAN TOWER CORP.+*                         5,200      150,488
ANDREW CORP.+                                  2,313       34,695
AVAYA INC.+                                    8,058      112,812
CIENA CORP.+*                                  7,822      525,541
COMMSCOPE INC.+                                1,671       33,671
COMVERSE TECHNOLOGY INC.+                      4,708      352,806
HARMONIC INC.+                                 2,489       18,201
HARRIS CORP.                                   2,212       55,543
JDS UNIPHASE CORP.+                           33,804      904,257
LUCENT TECHNOLOGIES INC.                      83,707      970,164
MOTOROLA INC.                                 56,078      850,703
QUALCOMM INC.+                                21,620    1,185,046
RF MICRO DEVICES INC.+*                        4,800       53,400
SCIENTIFIC-ATLANTA INC.                        4,388      205,797
SORRENTO NETWORKS CORP.+                       2,000       26,000
SYCAMORE NETWORKS INC.+                        2,200       39,875
TELLABS INC.+                                 12,216      532,160
                                                      -----------
                                                      $ 6,324,244

LIFEPATH 2040 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
TELECOMMUNICATIONS
PERCENT OF NET ASSETS                                       2.29%
ADAPTEC INC.+                                  2,974  $    32,528
AIRGATE PCS INC.+                              1,100       48,538
ALLEGIANCE TELECOM INC.+                       2,300       46,575
ANAREN MICROWAVE INC.+                           500        8,938
BROADWING INC.+                                8,392      197,380
CABLETRON SYSTEMS INC.+                        5,071       68,205
CITIZEN COMMUNICATIONS CO.+                   10,900      168,514
COPPER MOUNTAIN NETWORKS INC.+                 1,500        6,141
CORNING INC.                                  25,098      680,156
COX COMMUNICATIONS INC. "A"+*                  7,508      311,732
CROWN CASTLE INTERNATIONAL CORP.+              4,800      120,600
DIGITAL LIGHTWARE INC.+                        1,000       27,438
DITECH COMMUNICATIONS CORP.+                     700        6,278
ECHOSTAR COMMUNICATIONS CORP.+                 4,300      112,338
EMULEX CORP.+                                  2,800       86,275
GENERAL MOTORS CORP. "H"+                     27,528      624,060
GLOBAL CROSSING LTD.+                         22,854      370,920
GLOBAL TELESYSTEMS INC.+                       4,532        5,529
INTERDIGITAL COMMUNICATIONS CORP.+             1,800       15,188
LEAP WIRELESS INTERNATIONAL INC.+              2,173       66,412
LEVEL 3 COMMUNICATIONS INC.+*                 10,200      258,188
MCLEODUSA INC. "A"+*                          14,296      187,635
METROMEDIA FIBER NETWORK INC. "A"+            11,500      109,250
MPOWER COMMUNICATIONS CORP.+*                  1,300        5,688
MRV COMMUNICATIONS INC.+*                      2,200       27,088
NATURAL MICROSYSTEMS CORP.+                      900        7,763
NEWPORT CORP.*                                   900       43,988
NEXTEL COMMUNICATIONS INC. "A"+               22,100      531,781
NTL INC.+                                      5,087      132,211
POWERWAVE TECHNOLOGIES INC.+                   1,600       25,025
QWEST COMMUNICATIONS INTERNATIONAL INC.+      41,734    1,542,906
SPRINT CORP. (PCS GROUP)+*                    26,130      657,953
TERAYON COMMUNICATIONS SYSTEMS INC.+*          2,500       13,828
TOLLGRADE COMMUNICATIONS INC.+                   400        7,825
VERIZON COMMUNICATIONS INC.                   68,116    3,371,742
                                            SHARES       VALUE
VERTICALNET INC.+                              2,000  $     6,313
VOICESTREAM WIRELESS CORP.+                    3,245      308,275
WESTERN WIRELESS CORP. "A"+                    1,365       57,586
WINSTAR COMMUNICATIONS INC.+*                  2,500       31,563
                                                      -----------
                                                      $10,330,353
TELEPHONE
PERCENT OF NET ASSETS                                       2.43%
ALLTEL CORP.                                   8,824  $   473,849
AT&T CORP.                                    95,003    2,185,069
BELLSOUTH CORP.                               49,228    2,065,607
CENTURYTEL INC.                                3,890      112,110
SBC COMMUNICATIONS INC.                       85,620    4,084,074
SPRINT CORP. (FON GROUP)                      23,272      520,362
TELEPHONE & DATA SYSTEMS INC.                  2,100      196,245
WORLDCOM INC.+                                72,844    1,211,032
XO COMMUNICATIONS INC. "A"+                    5,100       75,863
                                                      -----------
                                                      $10,924,211
TEXTILES
PERCENT OF NET ASSETS                                       0.04%
CINTAS CORP.*                                  5,458  $   196,573
                                                      -----------
TOBACCO
PERCENT OF NET ASSETS                                       0.68%
PHILIP MORRIS COMPANIES INC.                  54,437  $ 2,622,775
R.J. REYNOLDS TOBACCO HOLDINGS INC.            5,537      312,840
UST INC.                                       5,181      149,420
                                                      -----------
                                                      $ 3,085,035
TOYS / GAMES / HOBBIES
PERCENT OF NET ASSETS                                       0.06%
HASBRO INC.                                    4,991  $    61,289
MARVEL ENTERPRISES INC. "C" WARRANTS
  (EXPIRES 10/02/01)+                             28            2
MATTEL INC.                                   11,803      200,179
                                                      -----------
                                                      $   261,470
TRANSPORTATION
PERCENT OF NET ASSETS                                       0.37%
BURLINGTON NORTHERN SANTA FE CORP.            10,972  $   329,270
CSX CORP.*                                     6,132      205,054
FEDEX CORP.+                                   8,156      333,825
NORFOLK SOUTHERN CORP.                        10,672      193,056
UNION PACIFIC CORP.                            6,510      357,659
UNITED PARCEL SERVICE INC.                     4,700      265,691
                                                      -----------
                                                      $ 1,684,555
TRUCKING & LEASING
PERCENT OF NET ASSETS                                       0.03%
GATX CORPORATION                               2,679  $   117,126
                                                      -----------

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2040 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)

WATER
PERCENT OF NET ASSETS                                       0.03%
AMERICAN WATER WORKS INC.                      4,156  $   115,246
                                                      -----------
TOTAL U.S. COMMON STOCKS
(COST $281,581,340)                                   $329,685,216

INTERNATIONAL COMMON STOCKS
PERCENT OF NET ASSETS                                      20.43%
AUSTRALIA
PERCENT OF NET ASSETS                                       0.80%
COLES MYER LTD. ADR                           13,039  $   348,141
NATIONAL AUSTRALIA BANK*                      14,585    1,145,652
NEWS CORPORATION LTD.                         11,185      408,812
RIO TINTO PLC ADR                             12,330      915,009
WESTPAC BANKING CORP. ADR                     20,782      763,739
                                                      -----------
                                                      $ 3,581,353
CANADA
PERCENT OF NET ASSETS                                       0.46%
ALCAN ALUMINIUM LTD.                           7,472  $   275,642
BARRICK GOLD CORP.                            11,004      178,265
INCO LTD.+                                     5,373       96,123
NORTEL NETWORKS CORP.                         77,892    1,440,223
PLACER DOME INC.*                              8,811       82,559
                                                      -----------
                                                      $ 2,072,812
DENMARK
PERCENT OF NET ASSETS                                       0.90%
NOVO-NORDISK A/S ADR*                         33,687  $ 3,351,857
TELE DENMARK A/S ADR*                         42,332      685,778
                                                      -----------
                                                      $ 4,037,635
FINLAND
PERCENT OF NET ASSETS                                       0.28%
NOKIA OYJ*                                    57,158  $ 1,257,476
                                                      -----------
FRANCE
PERCENT OF NET ASSETS                                       2.80%
ALCATEL SA ADR*                               51,113  $ 1,979,095
AVENTIS SA*                                   30,615    2,472,467
AXA-UAP ADR*                                  28,690    1,787,387
FRANCE TELECOM SA ADR                          8,090      489,445
LVMH MOET-HENNESSY LOUIS VUITTON ADR*         64,585      799,239
TOTAL FINA SA*                                63,375    4,468,571
TOTAL FINA SA WARRANTS (EXPIRES
  08/08/03)+                                     162        4,512
VIVENDI UNIVERSAL SA ADR*                      9,179      580,113
                                                      -----------
                                                      $12,580,829
GERMANY
PERCENT OF NET ASSETS                                       0.95%
DAIMLERCHRYSLER AG*                           51,369  $ 2,518,108
DEUTSCHE TELEKOM AG ADR*                      48,340    1,187,714
SAP AG ADR*                                   14,690      568,356
                                                      -----------
                                                      $ 4,274,178
                                            SHARES       VALUE
IRELAND
PERCENT OF NET ASSETS                                       0.33%
ALLIED IRISH BANKS PLC ADR*                   68,673  $ 1,504,625
                                                      -----------
ITALY
PERCENT OF NET ASSETS                                       0.77%
BENETTON GROUP SPA ADR*                       29,138  $ 1,050,425
ENI-ENTE NAZIONALE IDROCARBURI SPA ADR*        9,210      605,558
FIAT SPA ADR                                  26,946      678,488
SAN PAOLO-IMI SPA ADR*                        36,290    1,126,079
                                                      -----------
                                                      $ 3,460,550
JAPAN
PERCENT OF NET ASSETS                                       4.84%
CANON INC. ADR                                22,220  $   728,149
FUJI PHOTO FILM CO. LTD. ADR                  16,740      598,455
HITACHI LTD. ADR                              10,116      887,679
HONDA MOTOR COMPANY LTD. ADR                  11,304      893,016
ITO-YOKADO CO. LTD. ADR                       20,644    1,033,490
JAPAN AIR LINES ADR+*                        130,467    1,125,278
KIRIN BREWERY CO. LTD. ADR                    16,462    1,576,237
KUBOTA CORP. ADR                              19,050    1,066,800
KYOCERA CORP. ADR                              7,084      640,748
MAKITA CORP. ADR*                             21,103      134,532
MATSUSHITA ELECTRIC INDUSTRIAL CO. ADR        51,960      970,093
MITSUBISHI CORP. ADR                          59,700      813,413
MITSUI & CO. ADR                               8,085      937,860
NEC CORP. ADR*                                15,309    1,240,029
NIPPON TELEGRAPH & TELEPHONE CORP. ADR        41,094    1,351,993
NISSAN MOTOR CO. LTD. ADR+                    71,317      909,292
PIONEER CORP. ADR*                            28,856      745,928
RICOH CORP. LTD. ADR*                          8,783      764,121
SONY CORP. ADR                                13,622      974,109
TOKIO MARINE AND FIRE INSURANCE CO. LTD.
  ADR                                         45,428    2,373,613
TOYOTA MOTOR CORP. ADR*                       29,554    2,056,958
                                                      -----------
                                                      $21,821,793

                                            SHARES
NETHERLANDS
PERCENT OF NET ASSETS                                       2.46%
ABN AMRO HOLDING NV*                          54,741  $ 1,204,302
AEGON NV ADR                                  26,917      940,211
AKZO NOBEL NV ADR                             15,820      763,315
ELSEVIER NV ADR*                              49,836    1,395,408
ING GROEP NV ADR                              10,923      758,056
KONINKLIJKE (ROYAL) PHILIPS ELECTONICS
  NV                                          28,696      936,637
KONINKLIJKE AHOLD NV ADR*                     37,187    1,212,668

LIFEPATH 2040 MASTER PORTFOLIO       SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                            SHARES       VALUE
COMMON STOCKS (CONTINUED)
ROYAL DUTCH PETROLEUM CO. - NY SHARES         53,572  $ 3,124,855
UNILEVER NV - NY SHARES                       13,314      744,253
                                                      -----------
                                                      $11,079,705
NEW ZEALAND
PERCENT OF NET ASSETS                                       0.05%
TELECOM CORP. OF NEW ZEALAND LTD.*            13,250  $   233,863
                                                      -----------
PORTUGAL
PERCENT OF NET ASSETS                                       0.09%
BANCO COMERCIAL PORTUGUES ADR*                15,860  $   417,118
                                                      -----------
SINGAPORE
PERCENT OF NET ASSETS                                       0.04%
CHARTERED SEMICONDUCTOR MANUFACTURING
  LTD. ADR+*                                   6,710  $   196,268
                                                      -----------
SPAIN
PERCENT OF NET ASSETS                                       0.89%
BANCO BILBAO VIZCAYA ARGENTARIA SA ADR*       52,571  $   776,999
BANCO SANTANDER CENTRAL HISPANO SA ADR*      152,186    1,578,169
REPSOL SA                                     31,839      541,581
TELEFONICA SA ADR+                            22,443    1,138,982
                                                      -----------
                                                      $ 4,035,731
SWEDEN
PERCENT OF NET ASSETS                                       0.26%
TELEFONAKTIEBOLAGET LM ERICSSON              139,814  $ 1,157,835
                                                      -----------
SWITZERLAND
PERCENT OF NET ASSETS                                       0.22%
ADECCO SA ADR*                                 7,400  $   576,830
SULZER MEDICA ADR*                            19,130      426,599
                                                      -----------
                                                      $ 1,003,429
UNITED KINGDOM
PERCENT OF NET ASSETS                                       4.29%
ASTRAZENECA PLC ADR*                          31,859  $ 1,473,479
BARCLAYS PLC ADR*                             10,890    1,341,648
BP AMOCO PLC ADR                              29,312    1,453,875
BRITISH SKY BROADCASTING PLC ADR+              8,563      719,292
BRITISH TELECOM PLC ADR*                      18,417    1,560,841
CADBURY SCHWEPPES PLC ADR*                    36,688      981,404
DIAGEO PLC ADR*                               51,408    2,080,996
GLAXOSMITHKLINE PLC ADR+                      86,267    4,771,428
                                           SHARES OR
                                          FACE AMOUNT     VALUE
HANSON PLC ADR*                               31,316   $ 1,017,770
HONG KONG & SHANGHAI BANKING ADR*              9,490       631,085
REUTERS GROUP PLC ADR                          9,031       833,110
VODAFONE GROUP PLC ADR*                       90,060     2,459,539
                                                       -----------
                                                       $19,324,467
TOTAL INTERNATIONAL COMMON STOCKS
(COST $86,035,156)                                     $92,039,667
TOTAL COMMON STOCKS
(COST $367,616,496)                                    $421,724,883

U.S. GOVERNMENT AND AGENCY OBLIGATIONS
PERCENT OF NET ASSETS                                        5.10%
U.S. GOVERNMENT SECURITIES
PERCENT OF NET ASSETS                                        5.10%
U.S. TREASURY BONDS
 5.25%,  11/15/28                            400,000   $   384,498
 5.25%,  02/15/29                            500,000       480,896
 5.50%,  08/15/28                            560,000       557,799
 6.00%,  02/15/26                            570,000       605,390
 6.13%,  11/15/27                            400,000       432,888
 6.25%,  08/15/23                          1,510,000     1,648,891
 6.25%,  05/15/30                          1,100,000     1,226,157
 6.38%,  08/15/27                            400,000       446,377
 6.88%,  08/15/25                            120,000       141,411
 7.13%,  02/15/23                            920,000     1,105,555
 7.25%,  05/15/16                            685,000       814,122
 7.50%,  11/15/16                            840,000     1,022,188
 7.50%,  11/15/24                          1,000,000     1,259,350
 7.63%,  02/15/25                            800,000     1,020,938
 7.88%,  02/15/21                            700,000       899,310
 8.00%,  11/15/21                          1,050,000     1,370,168
 8.13%,  08/15/19                            650,000       847,865
 8.13%,  05/15/21                            380,000       500,437
 8.75%,  05/15/17                          1,500,000     2,032,041
 8.75%,  05/15/20                            300,000       415,124
 8.88%,  02/15/19                            600,000       831,860
 9.25%,  02/15/16                            810,000     1,128,176
 9.88%,  11/15/15                            290,000       421,681
 10.38%,  11/15/12                           950,000     1,232,996
 10.63%,  08/15/15                           600,000       915,457
 12.50%,  08/15/14                           200,000       300,438
U.S. TREASURY NOTES
 6.50%,  10/15/06                            350,000       378,766
 6.63%,  05/15/07                            200,000       218,727
 6.88%,  05/15/06                            300,000       328,775
                                                       -----------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(COST $21,410,834)                                     $22,968,281

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2001       LIFEPATH 2040 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                          FACE AMOUNT     VALUE
SHORT TERM INSTRUMENTS
PERCENT OF NET ASSETS                                        9.98%
DREYFUS MONEY MARKET FUND++               16,735,730   $16,735,730
FEDERAL NATIONAL MORTGAGE ASSOCIATION
DISCOUNT NOTE 5.39%, 03/20/01++            3,386,551     3,386,551
GOLDMAN SACHS FINANCIAL SQUARE PRIME
OBLIGATION FUND++                          8,083,417     8,083,417
PROVIDIAN TEMP CASH MONEY MARKET FUND++   16,735,730    16,735,730
                                                       -----------
TOTAL SHORT TERM INSTRUMENTS
(COST $44,941,428)                                     $44,941,428

REPURCHASE AGREEMENT
PERCENT OF NET ASSETS                                        1.13%
INVESTORS BANK & TRUST TRI-PARTY
REPURCHASE AGREEMENT, DATED 02/28/01,
DUE 03/01/01, WITH A MATURITY VALUE OF
$5,110,819 AND AN EFFECTIVE YIELD OF
5.10%.                                     5,110,095   $ 5,110,095
                                                       -----------
TOTAL REPURCHASE AGREEMENT
(COST $5,110,095)                                      $ 5,110,095

TOTAL INVESTMENTS IN SECURITIES
(COST $439,078,853)                          109.83%   $$494,744,687
OTHER ASSETS AND LIABILITIES, NET            (9.83)%   (44,275,757)
                                          ----------   -----------
TOTAL NET ASSETS                             100.00%   $450,468,930
                                          ----------   -----------

+    Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
*    Denotes all or part of security on loan. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH MASTER PORTFOLIOS   STATEMENTS OF ASSETS AND LIABILITIES - FEBRUARY 28,
2001
--------------------------------------------------------------------------------

                            LIFEPATH INCOME     LIFEPATH 2010     LIFEPATH 2020     LIFEPATH 2030     LIFEPATH 2040
                           MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO
-------------------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS
  IN SECURITIES, AT
    MARKET VALUE (SEE
    COST BELOW)
    (NOTE 1).............    $ 86,925,443      $249,055,947      $471,737,548      $289,223,100      $489,634,592
  REPURCHASE AGREEMENTS
    (NOTE 1).............      21,015,884        40,346,109        42,735,516        16,588,215         5,110,095
                             ------------      ------------      ------------      ------------      ------------
  TOTAL INVESTMENTS IN
    SECURITIES...........     107,941,327       289,402,056       514,473,064       305,811,315       494,744,687
                             ------------      ------------      ------------      ------------      ------------
RECEIVABLES
  INVESTMENT SECURITIES
    SOLD.................       5,273,008         2,951,682         4,156,298                 0                 0
  DIVIDENDS AND
    INTEREST.............         934,469         1,672,936         2,088,055           742,324           863,492
                             ------------      ------------      ------------      ------------      ------------
TOTAL ASSETS.............     114,148,804       294,026,674       520,717,417       306,553,639       495,608,179
                             ------------      ------------      ------------      ------------      ------------

LIABILITIES
PAYABLES
  INVESTMENT SECURITIES
    PURCHASED............       5,469,072         3,867,132         5,526,250                 0                 0
  COLLATERAL FOR
    SECURITIES LOANED
    (NOTE 4).............       3,066,304        13,779,770        34,430,901        24,501,777        44,941,428
  DUE TO BGFA (NOTE 2)...          42,786           111,574           207,392           119,862           197,821
                             ------------      ------------      ------------      ------------      ------------
TOTAL LIABILITIES........       8,578,162        17,758,476        40,164,543        24,621,639        45,139,249
                             ------------      ------------      ------------      ------------      ------------
TOTAL NET ASSETS.........    $105,570,642      $276,268,198      $480,552,874      $281,932,000      $450,468,930
                             ------------      ------------      ------------      ------------      ------------
INVESTMENTS AT COST......    $105,358,908      $275,481,930      $485,928,981      $268,044,070      $439,078,853
                             ------------      ------------      ------------      ------------      ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED FEBRUARY 28, 2001 LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                            LIFEPATH INCOME     LIFEPATH 2010     LIFEPATH 2020     LIFEPATH 2030     LIFEPATH 2040
                           MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS +............  $       258,676   $      1,295,158  $      3,608,153  $      2,778,537  $      5,771,724
  INTEREST ++............        4,494,877          8,636,244        10,130,459         3,800,005         1,870,927
                           ---------------   ----------------  ----------------  ----------------  ----------------
TOTAL INVESTMENT
  INCOME.................        4,753,553          9,931,402        13,738,612         6,578,542         7,642,651
                           ---------------   ----------------  ----------------  ----------------  ----------------

EXPENSES (NOTE 2)
  ADVISORY FEES..........          528,430          1,352,005         2,573,465         1,594,090         2,896,354
                           ---------------   ----------------  ----------------  ----------------  ----------------
TOTAL EXPENSES...........          528,430          1,352,005         2,573,465         1,594,090         2,896,354
                           ---------------   ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME....        4,225,123          8,579,397        11,165,147         4,984,452         4,746,297
                           ---------------   ----------------  ----------------  ----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........        4,227,323          9,281,281        16,252,938        10,548,364        32,259,065
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........       (2,481,846)       (13,430,829)      (47,658,836)      (32,993,243)      (89,014,477)
                           ---------------   ----------------  ----------------  ----------------  ----------------
NET GAIN (LOSS) ON
  INVESTMENTS............        1,745,477         (4,149,548)      (31,405,898)      (22,444,879)      (56,755,412)
                           ---------------   ----------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $     5,970,600   $      4,429,849  $    (20,240,751) $    (17,460,427) $    (52,009,115)
                           ---------------   ----------------  ----------------  ----------------  ----------------
+ NET OF FOREIGN
  WITHHOLDING TAX OF:....  $         6,055   $         32,771  $         72,536  $         75,223  $        120,202
++ INTEREST INCOME
  INCLUDES SECURITIES
  LENDING INCOME OF:.....  $         7,495   $         31,194  $         83,247  $         53,176  $        123,873

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIFEPATH MASTER PORTFOLIOS                   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                             LIFEPATH INCOME MASTER PORTFOLIO       LIFEPATH 2010 MASTER PORTFOLIO
                           ------------------------------------  ------------------------------------
                                     FOR THE            FOR THE            FOR THE            FOR THE
                                  YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                           FEBRUARY 28, 2001  FEBRUARY 29, 2000  FEBRUARY 28, 2001  FEBRUARY 29, 2000
-----------------------------------------------------------------------------------------------------

FROM OPERATIONS
  NET INVESTMENT
    INCOME...............  $       4,225,123  $       4,330,040  $       8,579,397  $       7,464,247
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........          4,227,323          2,506,435          9,281,281         17,805,780
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........         (2,481,846)        (1,106,762)       (13,430,829)        (6,180,937)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............          5,970,600          5,729,713          4,429,849         19,089,090
                           -----------------  -----------------  -----------------  -----------------

INTERESTHOLDER TRANSACTIONS
  CONTRIBUTIONS..........         41,836,304         43,145,007        130,864,739         94,838,352
  WITHDRAWALS............        (36,297,048)       (71,554,344)       (88,258,009)      (128,256,885)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM INTERESTHOLDER
  TRANSACTIONS...........          5,539,256        (28,409,337)        42,606,730        (33,418,533)
                           -----------------  -----------------  -----------------  -----------------
                           -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
  NET ASSETS.............         11,509,856        (22,679,624)        47,036,579        (14,329,443)
                           -----------------  -----------------  -----------------  -----------------

NET ASSETS
-----------------------------------------------------------------------------------------------------
  BEGINNING OF YEAR......         94,060,786        116,740,410        229,231,619        243,561,062
                           -----------------  -----------------  -----------------  -----------------
END OF YEAR..............  $     105,570,642  $      94,060,786  $     276,268,198  $     229,231,619
                           -----------------  -----------------  -----------------  -----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                   LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                              LIFEPATH 2020 MASTER PORTFOLIO        LIFEPATH 2030 MASTER PORTFOLIO
                           ------------------------------------  ------------------------------------
                                     FOR THE            FOR THE            FOR THE            FOR THE
                                  YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                           FEBRUARY 28, 2001  FEBRUARY 29, 2000  FEBRUARY 28, 2001  FEBRUARY 29, 2000
-----------------------------------------------------------------------------------------------------

FROM OPERATIONS
  NET INVESTMENT
    INCOME...............  $      11,165,147  $       8,682,071  $       4,984,452  $       4,706,083
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........         16,252,938         33,627,531         10,548,364         31,399,199
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........        (47,658,836)        (2,423,834)       (32,993,243)        (1,042,385)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............        (20,240,751)        39,885,768        (17,460,427)        35,062,897
                           -----------------  -----------------  -----------------  -----------------

INTERESTHOLDER TRANSACTIONS
  CONTRIBUTIONS..........        253,737,778        168,045,167        112,167,174         88,855,257
  WITHDRAWALS............       (146,474,480)      (180,564,241)       (84,993,424)      (128,529,895)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM INTERESTHOLDER
  TRANSACTIONS...........        107,263,298        (12,519,074)        27,173,750        (39,674,638)
                           -----------------  -----------------  -----------------  -----------------
                           -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
  NET ASSETS.............         87,022,547         27,366,694          9,713,323         (4,611,741)
                           -----------------  -----------------  -----------------  -----------------

NET ASSETS
-----------------------------------------------------------------------------------------------------
  BEGINNING OF YEAR......        393,530,327        366,163,633        272,218,677        276,830,418
                           -----------------  -----------------  -----------------  -----------------
END OF YEAR..............  $     480,552,874  $     393,530,327  $     281,932,000  $     272,218,677
                           -----------------  -----------------  -----------------  -----------------

                              LIFEPATH 2040 MASTER PORTFOLIO
                           ------------------------------------
                                     FOR THE            FOR THE
                                  YEAR ENDED         YEAR ENDED
                           FEBRUARY 28, 2001  FEBRUARY 29, 2000
-------------------------
FROM OPERATIONS
  NET INVESTMENT
    INCOME...............  $       4,746,297  $       5,036,306
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........         32,259,065         52,425,320
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........        (89,014,477)        19,635,208
                           -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............        (52,009,115)        77,096,834
                           -----------------  -----------------
INTERESTHOLDER TRANSACTIO
  CONTRIBUTIONS..........        149,860,283        194,264,394
  WITHDRAWALS............       (187,242,136)      (224,020,215)
                           -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM INTERESTHOLDER
  TRANSACTIONS...........        (37,381,853)       (29,755,821)
                           -----------------  -----------------
                           -----------------  -----------------
INCREASE (DECREASE) IN
  NET ASSETS.............        (89,390,968)        47,341,013
                           -----------------  -----------------
NET ASSETS
-------------------------
  BEGINNING OF YEAR......        539,859,898        492,518,885
                           -----------------  -----------------
END OF YEAR..............  $     450,468,930  $     539,859,898
                           -----------------  -----------------

LIFEPATH MASTER PORTFOLIOS                     NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
   Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.
   These financial statements relate to the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").
   The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

FEDERAL INCOME TAXES
   MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxable on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.
   It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g. distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

FUTURES CONTRACTS
   The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolios are required to pledge to the broker an amount of

NOTES TO THE FINANCIAL STATEMENTS                     LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

  cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.
   As of February 28, 2001, there were no open futures contracts outstanding.

REPURCHASE AGREEMENTS
   Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Schedule of Investments. The advisor to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.
   The repurchase agreements entered into on February 28, 2001 by the Master Portfolios were fully collateralized by U.S. Government obligations with a yield to maturity of 4.66%, a maturity date of 08/23/01 and an aggregate market value of $128,345,565.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFLIATES
--------------------------------------------------------------------------------
   Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is an indirect subsidiary of Barclays Bank PLC. BGFA is entitled to receive 0.55% of the average daily net assets of each of the Master Portfolios as compensation for its advisory services.
   Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.
   Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolios.
   MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolios for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolios. BGI and Stephens may delegate certain of their administration duties to sub-administrators.
   Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, served as a broker-dealer for the Master Portfolios. For the year ended February 28, 2001, BGIS received the following amounts in brokerage commissions related to the purchases and sales of portfolio investments:

                                                        Commissions
                                                          Paid to
    Master Portfolio                                       BGIS
    LIFEPATH INCOME MASTER PORTFOLIO                      $ 1,200

    LIFEPATH 2010 MASTER PORTFOLIO                         10,044

    LIFEPATH 2020 MASTER PORTFOLIO                         16,738

    LIFEPATH 2030 MASTER PORTFOLIO                         13,566

    LIFEPATH 2040 MASTER PORTFOLIO                         12,513

LIFEPATH MASTER PORTFOLIOS                     NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   Certain officers and trustees of MIP are also officers of Stephens. As of February 28, 2001, these officers of Stephens collectively owned less than 1%
  of the Master Portfolios' outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------
   Purchases and sales of investments (exclusive of short-term investments) for each Master Portfolio for the year ended February 28, 2001, were as follows:

                               LifePath Income    LifePath 2010     LifePath 2020     LifePath 2030     LifePath 2040
    Master Portfolio           Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio
    U.S. GOVERNMENT OBLIGATIONS:

    PURCHASES                    $25,964,933       $68,463,025       $112,296,270      $33,184,974       $ 38,547,328

    SALES                        $33,291,182        60,052,537         94,700,473       31,376,585         22,496,210

    OTHER SECURITIES:

    PURCHASES                    $16,394,117        73,236,895        148,053,155       63,508,783         63,592,330

    SALES                        $14,512,480        56,069,938         74,746,453       43,339,131        115,729,509

   As of February 28, 2001 the Master Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                        Tax        Unrealized    Unrealized   Net Unrealized
    Master Portfolio                    Cost      Appreciation  Depreciation   Appreciation
    LIFEPATH INCOME MASTER
      PORTFOLIO                     $105,498,814  $ 4,442,978   $ (2,000,465)  $ 2,442,513

    LIFEPATH 2010 MASTER PORTFOLIO   275,704,990   20,654,112     (6,957,046)   13,697,066

    LIFEPATH 2020 MASTER PORTFOLIO   488,127,370   52,631,445    (26,285,751)   26,345,694

    LIFEPATH 2030 MASTER PORTFOLIO   268,653,531   52,165,954    (15,008,170)   37,157,784

    LIFEPATH 2040 MASTER PORTFOLIO   441,358,602   95,090,265    (41,704,180)   53,386,085

4. PORTFOLIO SECURITIES LOANED
--------------------------------------------------------------------------------
   As of February 28, 2001, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in U.S. Government Agency obligations and money market mutual funds. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
   The value of the securities on loan at February 28, 2001 and the value of the related collateral were as follows:

                                               Value of     Value of
    Master Portfolio                          Securities   Collateral
    LIFEPATH INCOME MASTER PORTFOLIO          $ 2,983,033  $ 3,066,304

    LIFEPATH 2010 MASTER PORTFOLIO             13,398,556   13,779,770

    LIFEPATH 2020 MASTER PORTFOLIO             33,308,713   34,430,901

    LIFEPATH 2030 MASTER PORTFOLIO             23,594,556   24,501,777

    LIFEPATH 2040 MASTER PORTFOLIO             43,362,543   44,941,428

NOTES TO THE FINANCIAL STATEMENTS                     LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
   The ratios of expenses to average net assets, net investment income to average net assets, portfolio turnover rates (excluding short-term investments) and total returns for the Master Portfolios were as follows:

                                                                                     For the
                             For the       For the       For the       For the        Period
                            Year Ended    Year Ended    Year Ended    Year Ended      Ended
                           February 28,  February 29,  February 28,  February 28,  February 28,
                               2001          2000          1999          1998         1997*
LIFEPATH INCOME MASTER PORTFOLIO

RATIO OF EXPENSES TO
  AVERAGE NET ASSETS+           0.55%        0.55%          0.55%         0.55%        0.55%

RATIO OF NET INVESTMENT
  INCOME TO AVERAGE NET
  ASSETS+                       4.40%        4.03%          3.95%         4.46%        4.60%

PORTFOLIO TURNOVER RATE           58%          55%            66%           39%         108%

TOTAL RETURN                    6.56%        5.22%          7.10%        12.72%        7.40%**

LIFEPATH 2010 MASTER PORTFOLIO

RATIO OF EXPENSES TO
  AVERAGE NET ASSETS+           0.55%        0.55%          0.55%         0.55%        0.55%

RATIO OF NET INVESTMENT
  INCOME TO AVERAGE NET
  ASSETS+                       3.49%        3.20%          3.12%         3.49%        3.76%

PORTFOLIO TURNOVER RATE           54%          49%            38%           46%          73%

TOTAL RETURN                    2.13%        8.32%         10.59%        19.13%       12.38%**

LIFEPATH 2020 MASTER PORTFOLIO

RATIO OF EXPENSES TO
  AVERAGE NET ASSETS+           0.55%        0.55%          0.55%         0.55%        0.55%

RATIO OF NET INVESTMENT
  INCOME TO AVERAGE NET
  ASSETS+                       2.38%        2.27%          2.30%         2.69%        3.00%

PORTFOLIO TURNOVER RATE           39%          43%            36%           41%          61%

TOTAL RETURN                   (3.14)%      11.24%         12.82%        24.65%       15.46%**

LIFEPATH 2030 MASTER PORTFOLIO

RATIO OF EXPENSES TO
  AVERAGE NET ASSETS+           0.55%        0.55%          0.55%         0.55%        0.55%

RATIO OF NET INVESTMENT
  INCOME TO AVERAGE NET
  ASSETS+                       1.72%        1.72%          1.74%         2.13%        2.47%

PORTFOLIO TURNOVER RATE           27%          26%            19%           27%          42%

TOTAL RETURN                   (5.59)%      13.44%         13.95%        28.62%       17.77%**

LIFEPATH 2040 MASTER PORTFOLIO

RATIO OF EXPENSES TO
  AVERAGE NET ASSETS+           0.55%        0.55%          0.55%         0.55%        0.55%

RATIO OF NET INVESTMENT
  INCOME TO AVERAGE NET
  ASSETS+                       0.90%        0.99%          1.11%         1.45%        1.88%

PORTFOLIO TURNOVER RATE           20%          29%            19%           34%          48%

TOTAL RETURN                  (10.41)%      16.41%         15.75%        31.35%       20.87%**

  +  ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
  * FOR THE PERIOD FROM MARCH 26, 1996 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1997.
 **  NOT ANNUALIZED.

6. NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------
   In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Master Portfolios' financial statements. These changes are not expected to have any material impact on the net assets of the Master Portfolios.

                      [This page intentionally left blank]

INDEPENDENT AUDITORS' REPORT                          LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

TO THE INTERESTHOLDERS AND BOARD OF TRUSTEES OF
MASTER INVESTMENT PORTFOLIO:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of LifePath Income Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio and LifePath 2040 Master Portfolio, each a portfolio of Master Investment Portfolio (the Master Portfolios), as of February 28, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and for the period March 26, 1996 (commencement of operations) to February 28, 1997. These financial statements and financial highlights are the responsibility of the Master Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Master Portfolios of Master Investment Portfolio as of February 28, 2001, the results of their operations, the changes in their net assets and financial highlights for the periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the Untied States of America.

[LOGO]

San Francisco, California
April 13, 2001

More information about WELLS FARGO FUNDS is available free upon request. To obtain literature, please write or call:

WELLS FARGO FUNDS
P.O. Box 8266
Boston MA 02266-8266

WELLS FARGO FUNDS Investor Services: 1-800-222-8222


Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.




DATED MATERIAL
PLEASE EXPEDITE


[LOGO]
P.O. Box 8266
Boston, MA 02266-8266
AR 003 (2/01)